UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to September 30, 2016

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Annual Report

September 30, 2016

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2016, the AQR Large Cap Multi-Style Fund Class I shares returned 6.61% while its benchmark, the Russell 1000® Index Total Return, returned 14.93% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within information technology and within energy contributed to negative returns. The Fund’s performance was positively impacted by sector selection to information technology.

At the close of fiscal 2016, the AQR Large Cap Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer staples. As of year-end, the Fund is underweight energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR LARGE CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QCELX	6.61%	8.99%	10.84%	3/26/2013
Fund - Class N: QCENX	6.40%	8.71%	10.60%	3/26/2013
Fund - Class R6: QCERX	6.71%	na	3.13%	7/10/2014

Russell 1000® Index Total Return	14.93%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.54%, 0.79% and 0.42%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2016, the AQR Small Cap Multi-Style Fund Class I shares returned 13.74% while its benchmark, the Russell 2000® Total Return Index, returned 15.47% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by sector selection. In particular, stock selection within energy contributed to negative returns. The Fund’s performance was positively impacted by stock selection within consumer discretionary and within health care.

At the close of fiscal 2016, the AQR Small Cap Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer staples. As of year-end, the Fund is underweight health care and utilities.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QSMLX	13.74%	6.50%	10.82%	3/26/2013
Fund - Class N: QSMNX	13.51%	6.21%	10.53%	3/26/2013
Fund - Class R6: QSERX	13.90%	na	4.28%	7/10/2014

Russell 2000® Total Return Index	15.47%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.24%, 1.47% and 1.03%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2016, the AQR International Multi-Style Fund Class I shares returned 1.62% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 7.16% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within Japan and within financials contributed to negative returns. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2016, the AQR International Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer discretionary. As of year-end, the Fund is underweight energy. Notable active positions also include country overweights to Germany with underweights to Israel.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QICLX	1.62%	-1.68%	2.00%	3/26/2013
Fund - Class N: QICNX	1.28%	-1.95%	1.73%	3/26/2013
Fund - Class R6: QICRX	1.71%	na	-4.99%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	7.16%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.84%, 1.08% and 0.68%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in 16 emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2016, the AQR Emerging Multi-Style Fund Class I shares returned 11.97% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 16.78% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within financials and within information technology contributed to negative returns. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2016, the AQR Emerging Multi-Style Fund’s largest active positions include sector overweights to telecommunication services. As of year-end, the Fund is underweight financials and materials. Notable active positions also include country overweights to South Korea with underweights to Qatar.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR EMERGING MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QEMLX	11.97%		-3.26%	5/13/2014
Fund - Class N: QEMNX	11.59%	*	-3.49%	5/13/2014
Fund - Class R6: QECRX	12.13%		-5.35%	7/10/2014

MSCI Daily TR Net Emerging Markets Index**	16.78%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.43%, 1.65% and 0.93%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2016 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

AQR EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM Large Cap Multi-Style Fund Class I shares returned 6.82% while its benchmark, the Russell 1000® Index Total Return, returned 14.93% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within information technology and within energy contributed to negative returns. The Fund’s performance was positively impacted by sector selection to information technology.

At the close of fiscal 2016, the AQR TM Large Cap Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer staples. As of year-end, the Fund is underweight energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM LARGE CAP MULTI-STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QTLLX	6.82%	0.38%	2/11/2015
Fund - Class N: QTLNX	6.48%	0.05%	2/11/2015
Fund - Class R6: QTLRX	6.95%	0.46%	2/11/2015

Russell 1000® Index Total Return	14.93%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.68%, 2.50% and 1.43%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM Small Cap Multi-Style Fund Class I shares returned 12.64% while its benchmark, the Russell 2000® Total Return Index, returned 15.47% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within energy contributed to negative returns. The Fund’s performance was positively impacted by sector selection to health care.

At the close of fiscal 2016, the AQR TM Small Cap Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer staples. As of year-end, the Fund is underweight health care and utilities.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM SMALL CAP MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QSSLX	12.64%		2.27%	2/11/2015
Fund - Class N: QSSNX	12.23%	*	1.98%	2/11/2015
Fund - Class R6: QSSRX	12.63%		2.34%	2/11/2015

Russell 2000® Total Return Index	15.47%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 5.72%, 6.59% and 6.34%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2016 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM International Multi-Style Fund Class I shares returned 1.68% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 7.16% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within Japan and within financials contributed to negative returns. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2016, the AQR TM International Multi-Style Fund’s largest active positions include sector overweights to information technology and consumer discretionary. As of year-end, the Fund is underweight energy. Notable active positions also include country overweights to Germany with underweights to Canada.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM INTERNATIONAL MULTI-STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QIMLX	1.68%	-2.73%	2/11/2015
Fund - Class N: QIMNX	1.43%	-2.94%	2/11/2015
Fund - Class R6: QIMRX	1.71%	-2.65%	2/11/2015

MSCI Daily TR Net World Ex USA Index**	7.16%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.45%, 2.68% and 1.25%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in 16 emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM Emerging Multi-Style Fund Class I shares returned 12.14% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 16.78% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within financials and within information technology contributed to negative returns. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2016, the AQR TM Emerging Multi-Style Fund’s largest active positions include sector overweights to industrials. As of year-end, the Fund is underweight financials and materials. Notable active positions also include country overweights to China with underweights to Qatar.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM EMERGING MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QTELX	12.14%	*	-4.23%	2/11/2015
Fund - Class N: QTENX	11.81%		-4.47%	2/11/2015
Fund - Class R6: QTERX	12.05%		-4.21%	2/11/2015

MSCI Daily TR Net Emerging Markets Index**	16.78%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.71%, 3.11% and 2.51%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2016 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2016, the AQR Large Cap Momentum Style Fund Class I shares returned 11.12% while its benchmark, the Russell 1000® Index Total Return, returned 14.93% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within information technology and within industrials contributed to negative returns. The Fund’s performance was positively impacted by sector selection.

At the close of fiscal 2016, the AQR Large Cap Momentum Style Fund’s largest active positions include sector overweights to real estate and consumer staples. As of year-end, the Fund is underweight financials and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AMOMX	11.12%	9.16%	15.96%	14.79%	7/9/2009
Fund - Class N: AMONX	10.89%	8.90%	na	12.86%	12/17/2012
Fund - Class R6: QMORX	11.23%	na	na	5.01%	7/10/2014

Russell 1000® Index Total Return	14.93%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.51%, 0.78% and 0.37%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2016, the AQR Small Cap Momentum Style Fund Class I shares returned 10.24% while its benchmark, the Russell 2000® Total Return Index, returned 15.47% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within health care and within information technology contributed to negative returns. The Fund’s performance was positively impacted by stock selection within energy.

At the close of fiscal 2016, the AQR Small Cap Momentum Style Fund’s largest active positions include sector overweights to information technology and real estate. As of year-end, the Fund is underweight financials and consumer discretionary.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ASMOX	10.24%	4.75%	16.49%	15.00%	7/9/2009
Fund - Class N: ASMNX	9.96%	4.49%	na	12.09%	12/17/2012
Fund - Class R6: QSMRX	10.30%	na	na	2.97%	7/10/2014

Russell 2000® Total Return Index	15.47%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.70%, 0.96% and 0.61%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the 20 major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2016, the AQR International Momentum Style Fund Class I shares returned 6.40% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 7.16% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and within countries. In particular, stock selection within Canada contributed to negative returns. The Fund’s performance was positively impacted by sector selection and country selection.

At the close of fiscal 2016, the AQR International Momentum Style Fund’s largest active positions include sector overweights to consumer staples and energy. As of year-end, the Fund is underweight financials and consumer discretionary. Notable active positions also include country overweights to Canada and the United Kingdom with underweights to Japan and Switzerland.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AIMOX	6.40%	-1.07%	7.36%	6.76%	7/9/2009
Fund - Class N: AIONX	6.16%	-1.31%	na	3.33%	12/17/2012
Fund - Class R6: QIORX	6.53%	na	na	-2.75%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	7.16%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.68%, 0.94% and 0.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Momentum Style Fund (the “Fund”) invests in stocks of emerging market companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2016, the AQR Emerging Momentum Style Fund Class I shares returned 8.53% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 16.78% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within financials and within China contributed to negative returns. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2016, the AQR Emerging Momentum Style Fund’s largest active positions include sector overweights to information technology. As of year-end, the Fund is underweight financials and telecommunication services. Notable active positions also include country overweights to South Korea with underweights to India and China.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR EMERGING MOMENTUM STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	8.53%	-3.94%	5/13/2014
Fund - Class N: QEMNX	8.38%	-4.17%	5/13/2014
Fund - Class R6: QEMRX	8.63%	-6.72%	7/10/2014

MSCI Daily TR Net Emerging Markets Index**	16.78%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.95%, 3.20% and 3.05%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

AQR EMERGING MOMENTUM STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of the 1000 largest U.S. companies by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM Large Cap Momentum Style Fund Class I shares returned 10.22% while its benchmark, the Russell 1000® Index Total Return, returned 14.93% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within information technology and within health care contributed to negative returns. The Fund’s performance was positively impacted by sector selection.

At the close of fiscal 2016, the AQR TM Large Cap Momentum Style Fund’s largest active positions include sector overweights to consumer staples and real estate. As of year-end, the Fund is underweight financials and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATMOX	10.22%	9.15%	13.47%	1/27/2012
Fund - Class N: ATMNX	10.11%	8.92%	12.78%	12/17/2012
Fund - Class R6: QTMRX	10.32%	na	4.83%	7/10/2014

Russell 1000® Index Total Return	14.93%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.65%, 0.75% and 0.43%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM Small Cap Momentum Style Fund Class I shares returned 10.07% while its benchmark, the Russell 2000® Total Return Index, returned 15.47% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within health care and within information technology contributed to negative returns. The Fund’s performance was positively impacted by stock selection within energy.

At the close of fiscal 2016, the AQR TM Small Cap Momentum Style Fund’s largest active positions include sector overweights to utilities and information technology. As of year-end, the Fund is underweight financials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATSMX	10.07%	4.32%	12.13%	1/27/2012
Fund - Class N: ATSNX	9.95%	4.10%	11.91%	12/17/2012
Fund - Class R6: QTSRX	10.24%	na	3.25%	7/10/2014

Russell 2000® Total Return Index	15.47%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.37%, 1.52% and 1.27%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the 20 major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2016, the AQR TM International Momentum Style Fund Class I shares returned 6.18% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 7.16% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and within sectors. In particular, stock selection within Canada contributed to negative returns. The Fund’s performance was positively impacted by country selection and sector selection.

At the close of fiscal 2016, the AQR TM International Momentum Style Fund’s largest active positions include sector overweights to consumer staples and energy. As of year-end, the Fund is underweight financials and industrials. Notable active positions also include country overweights to Canada and Netherlands with underweights to Japan and France.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATIMX	6.18%	-0.59%	6.09%	1/27/2012
Fund - Class N: ATNNX	6.01%	-0.79%	3.83%	12/17/2012
Fund - Class R6: QTIRX	6.25%	na	-3.01%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	7.16%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.95%, 1.04% and 0.71%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2016, the AQR Large Cap Defensive Style Fund Class I shares returned 14.00% while its benchmark, the Russell 1000® Index Total Return, returned 14.93% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by sector selection. In particular, sector selection to information technology contributed to negative returns. The Fund’s performance was positively impacted by stock selection within sectors.

At the close of fiscal 2016, the AQR Large Cap Defensive Style Fund’s largest active positions include sector overweights to consumer staples and utilities. As of year-end, the Fund is underweight information technology and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR LARGE CAP DEFENSIVE STYLE FUND
	1 Year		3 Year	Since Inception	Date of Inception
Fund - Class I: AUEIX	14.00%		13.15%	14.62%	7/9/2012
Fund - Class N: AUENX	13.78%	*	12.90%	14.35%	7/9/2012
Fund - Class R6: QUERX	14.13%		na	10.97%	9/2/2014

Russell 1000® Index Total Return	14.93%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.55%, 0.81% and 0.45%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2016 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2016, the AQR International Defensive Style Fund Class I shares returned 12.84% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 7.16% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by stock selection within sectors and within countries. In particular, stock selection within health care contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within industrials.

At the close of fiscal 2016, the AQR International Defensive Style Fund’s largest active positions include sector overweights to consumer staples. As of year-end, the Fund is underweight financials. Notable active positions also include country overweights to Japan with underweights to the United Kingdom.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR INTERNATIONAL DEFENSIVE STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ANDIX	12.84%	3.87%	7.24%	7/9/2012
Fund - Class N: ANDNX	12.59%	3.58%	6.97%	7/9/2012
Fund - Class R6: ANDRX	12.95%	na	0.02%	9/2/2014

MSCI Daily TR Net World Ex USA Index**	7.16%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.13%, 1.45% and 1.03%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2016, the AQR Emerging Defensive Style Fund Class I shares returned 10.73% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 16.78% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by sector selection and stock selection within countries. In particular, sector selection to information technology and to telecommunication services contributed to negative returns. The Fund’s performance was positively impacted by stock selection within sectors.

At the close of fiscal 2016, the AQR Emerging Defensive Style Fund’s largest active positions include sector overweights to consumer staples and telecommunication services. As of year-end, the Fund is underweight information technology and financials. Notable active positions also include country overweights to Malaysia and Chile with underweights to China and Russia.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR EMERGING DEFENSIVE STYLE FUND
	1 Year	3 Year	Since Inception (7/9/2012)	Date of Inception
Fund - Class I: AZEIX	10.73%	-3.10%	-1.34%	7/9/2012
Fund - Class N: AZENX	10.42%	-3.30%	-1.57%	7/9/2012
Fund - Class R6: AZERX	10.67%	na	-8.53%	9/2/2014

MSCI Daily TR Net Emerging Markets Index**	16.78%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.15%, 1.43% and 1.11%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

AQR EMERGING DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures, swaps and forwards contracts to over-and-under-weight countries and currencies relative to the benchmark.

For fiscal year 2016, the AQR Global Equity Fund Class I shares returned 11.33% while its benchmark, the MSCI Daily TR Net World Index**, returned 11.36% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors and sector selection. In particular, stock selection within industrials and within energy contributed to negative returns. The Fund’s performance was positively impacted by stock selection within consumer staples and within health care.

At the close of fiscal 2016, the AQR Global Equity Fund’s largest active positions include sector overweights to information technology. As of year-end, the Fund is underweight financials and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	11.33%	6.90%	13.39%	9.25%	12/31/2009
Fund - Class N: AQGNX	10.93%	6.59%	13.05%	8.94%	12/31/2009
Fund - Class R6: AQGRX	11.33%	na	na	4.58%	1/8/2014

MSCI Daily TR Net World Index**	11.36%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.91%, 1.18% and 0.72%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 12/31/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	11.33%	6.90%	13.39%	4.54%	4.91%	6/30/2006
Fund - Class N: AQGNX	10.93%	6.59%	13.05%	4.21%	4.58%	6/30/2006
Fund - Class R6: AQGRX	11.33%	na	na	na	4.58%	1/08/2014

MSCI Daily TR Net World Index**	11.36%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.91%, 1.18% and 0.72%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 6/30/2006

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures, swaps and forwards contracts to over-and-under-weight countries and currencies relative to the benchmark.

For fiscal year 2016, the AQR International Equity Fund Class I shares returned 9.34% while its benchmark, the MSCI Daily TR Net EAFE Index**, returned 6.52% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by global asset allocation strategies and stock selection within health care. Stock selection within industrials contributed negatively to returns.

At the close of fiscal 2016, the AQR International Equity Fund’s largest active positions include sector overweights to materials. As of year-end, the Fund is underweight financials and consumer staples.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	9.34%	1.80%	9.67%	5.37%	9/29/2009
Fund - Class N: AQINX	9.04%	1.51%	9.31%	5.06%	9/29/2009
Fund - Class R6: AQIRX	9.40%	na	na	-0.04%	1/8/2014

MSCI Daily TR Net EAFE Index**	6.52%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.93%, 1.22% and 0.86%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 9/29/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2016 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	9.34%	1.80%	9.67%	2.36%	5.66%	7/31/2004
Fund - Class N: AQINX	9.04%	1.51%	9.31%	2.05%	5.32%	7/31/2004
Fund - Class R6: AQIRX	9.40%	na	na	na	-0.04%	1/08/2014

MSCI Daily TR Net EAFE Index**	6.52%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.93%, 1.22% and 0.86%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 7/31/2004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

DEFINITIONS:

Beta: is a measure of volatility of a security or portfolio in comparison to an index or the market as a whole. A beta of 1.0 means the security or portfolio will generally move in tandem with the index or market it is being compared to. A beta greater than 1.0 means the security or portfolio will be more volatile and a beta less than 1.0 means the security or portfolio will be less volatile than the index or market it is being compared to.

Correlation: is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (+1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation (-1) means that if one security moves in either direction the security that is perfectly negatively correlated will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Credit: This strategy purchases attractively priced securities on a hedged basis, typically around event induced capital flows.

Excess Returns: Returns in excess of a Fund’s benchmark.

Industry-Neutral: An industry-neutral bet overweights stocks within an industry versus other stocks within the same industry.

Macroeconomics: is focused on the movement and trends of the whole economy as a whole, including changes such as unemployment, national income, rate of growth, GDP, inflation and price levels.

Momentum: An investment style wherein an asset is deemed to have positive momentum if it has performed well in the past relative to other assets in the same universe.

Profitability: An investment style wherein an asset as certain identifiable characteristics including, profit margin, asset efficiency, leverage and earnings variability.

The MSCI Daily TR Net EAFE Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net Emerging Markets Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net World Ex USA Index**: captures large and mid cap securities exhibiting overall growth style characteristics across 22 Developed Markets countries and 23 Emerging Markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net World Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 1000® Index Total Return: measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 2000® Total Return Index: measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds	Annual Report	September 2016

Shareholder Letter (Unaudited)

Tracking Error: A measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns.

Volatility: is a statistical measurement of up and down asset price fluctuations over time. If an asset has rapid dramatic price swings, its “volatility” will likely be relatively high. If prices are consistent and rarely change, “volatility” of that asset will likely be relatively low. “Volatility” can be measured as the standard deviation of an asset with a specific time horizon. It is often used to quantify the risk of such asset over a time period, typically expressed in annualized terms.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.5%

Aerospace & Defense - 3.5%
Boeing Co. (The)	29,141	$3,839,035
BWX Technologies, Inc.	155,181	5,954,295
General Dynamics Corp.	2,775	430,569
Huntington Ingalls Industries, Inc.	77,249	11,851,542
L-3 Communications Holdings, Inc.	6,530	984,267
Northrop Grumman Corp.	41,577	8,895,399
Raytheon Co.	105,834	14,407,182
Spirit AeroSystems Holdings, Inc., Class A *	127,675	5,686,645

		52,048,934

Airlines - 1.9%
Alaska Air Group, Inc.	21,559	1,419,876
Delta Air Lines, Inc.	247,003	9,722,038
JetBlue Airways Corp. *	278,298	4,797,857
Southwest Airlines Co.	35,485	1,380,012
United Continental Holdings, Inc. *	194,162	10,187,680

		27,507,463

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)	78,092	2,522,372
Lear Corp.	67,915	8,232,656

		10,755,028

Automobiles - 0.5%
Ford Motor Co.	48,415	584,369
General Motors Co.	156,215	4,962,951
Thor Industries, Inc.	15,255	1,292,098

		6,839,418

Banks - 6.4%
Bank of America Corp.	346,869	5,428,500
Citigroup, Inc.	206,752	9,764,897
Commerce Bancshares, Inc.	27,924	1,375,536
Fifth Third Bancorp	271,745	5,559,903
JPMorgan Chase & Co.	441,560	29,403,480
PNC Financial Services Group, Inc. (The)	101,540	9,147,739
Popular, Inc.	83,504	3,191,523
SunTrust Banks, Inc.	188,103	8,238,911
US Bancorp	180,846	7,756,485
Wells Fargo & Co.	358,073	15,855,472

		95,722,446

Beverages - 1.9%
Coca-Cola Co. (The)	120,822	5,113,187
Constellation Brands, Inc., Class A	63,133	10,511,013
Dr. Pepper Snapple Group, Inc.	55,834	5,098,203
Molson Coors Brewing Co., Class B	49,384	5,422,363
PepsiCo, Inc.	24,650	2,681,181

		28,825,947

Biotechnology - 1.7%
Amgen, Inc.	38,028	6,343,451
Biogen, Inc. *	17,929	5,612,315
Gilead Sciences, Inc.	65,802	5,206,254
Intrexon Corp. *	85,975	2,409,020
United Therapeutics Corp. *	51,131	6,037,548

		25,608,588

INVESTMENTS	SHARES	VALUE
Building Products - 1.3%
AO Smith Corp.	52,933	$5,229,251
Lennox International, Inc.	3,024	474,859
Masco Corp.	116,335	3,991,454
Owens Corning	177,633	9,483,826

		19,179,390

Capital Markets - 1.3%
Bank of New York Mellon Corp. (The)	105,001	4,187,440
FactSet Research Systems, Inc.	9,436	1,529,576
Federated Investors, Inc., Class B	14,066	416,776
Franklin Resources, Inc.	33,506	1,191,808
Morgan Stanley	15,217	487,857
Nasdaq, Inc.	75,844	5,122,504
S&P Global, Inc.	17,709	2,241,251
State Street Corp.	67,521	4,701,487

		19,878,699

Chemicals - 2.2%
Cabot Corp.	53,076	2,781,713
Dow Chemical Co. (The)	165,568	8,581,389
EI du Pont de Nemours & Co.	59,372	3,976,143
Huntsman Corp.	413,635	6,729,842
LyondellBasell Industries NV, Class A	57,313	4,622,867
Monsanto Co.	28,162	2,878,156
PPG Industries, Inc.	5,136	530,857
Sherwin-Williams Co. (The)	5,020	1,388,833
Westlake Chemical Corp.	29,482	1,577,287

		33,067,087

Commercial Services & Supplies - 0.6%
Cintas Corp.	44,955	5,061,933
Pitney Bowes, Inc.	28,027	508,970
Republic Services, Inc.	13,617	686,978
Waste Management, Inc.	33,664	2,146,417

		8,404,298

Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	470,728	4,344,819
Cisco Systems, Inc.	625,577	19,843,303

		24,188,122

Construction & Engineering - 0.0% (a)
Jacobs Engineering Group, Inc. *	13,465	696,410

Consumer Finance - 0.2%
Capital One Financial Corp.	19,767	1,419,864
Discover Financial Services	34,207	1,934,406

		3,354,270

Containers & Packaging - 0.4%
Avery Dennison Corp.	35,004	2,722,961
Bemis Co., Inc.	12,692	647,419
International Paper Co.	29,238	1,402,840
Packaging Corp. of America	5,247	426,371

		5,199,591

Distributors - 0.1%
LKQ Corp. *	30,523	1,082,346

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B *	120,877	17,463,100

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	401,544	$16,306,702
CenturyLink, Inc.	57,189	1,568,694
Verizon Communications, Inc.	253,948	13,200,217

		31,075,613

Electric Utilities - 2.2%
American Electric Power Co., Inc.	77,087	4,949,756
Edison International	15,877	1,147,113
Exelon Corp.	146,909	4,890,601
Great Plains Energy, Inc.	58,574	1,598,484
Pinnacle West Capital Corp.	202,240	15,368,218
Xcel Energy, Inc.	111,298	4,578,800

		32,532,972

Electrical Equipment - 0.1%
Acuity Brands, Inc.	5,124	1,355,810

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. *	102,067	6,529,226
Avnet, Inc.	47,533	1,951,705
CDW Corp.	40,218	1,839,169
Corning, Inc.	201,658	4,769,212
Dolby Laboratories, Inc., Class A	37,771	2,050,588
Jabil Circuit, Inc.	107,154	2,338,100

		19,478,000

Energy Equipment & Services - 0.6%
Rowan Cos. plc, Class A	616,895	9,352,128

Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	27,896	3,161,454
AvalonBay Communities, Inc.	10,236	1,820,370
Boston Properties, Inc.	6,303	859,036
Crown Castle International Corp.	20,620	1,942,610
Digital Realty Trust, Inc.	18,920	1,837,510
Equinix, Inc.	6,519	2,348,470
Equity Residential	45,227	2,909,453
Essex Property Trust, Inc.	2,826	629,350
Extra Space Storage, Inc.	21,357	1,695,959
General Growth Properties, Inc.	53,013	1,463,159
HCP, Inc.	45,628	1,731,583
Host Hotels & Resorts, Inc.	97,937	1,524,879
Kimco Realty Corp.	58,406	1,690,854
Macerich Co. (The)	25,240	2,041,159
Prologis, Inc.	38,097	2,039,713
Public Storage	22,605	5,044,080
Realty Income Corp.	40,996	2,743,862
Simon Property Group, Inc.	28,970	5,997,080
Ventas, Inc.	31,502	2,224,986
Vornado Realty Trust	6,257	633,271
Welltower, Inc.	27,691	2,070,456
Weyerhaeuser Co.	75,677	2,417,123

		48,826,417

Food & Staples Retailing - 1.8%
Kroger Co. (The)	139,269	4,133,504
Wal-Mart Stores, Inc.	319,815	23,065,058

		27,198,562

INVESTMENTS	SHARES	VALUE
Food Products - 3.8%
Campbell Soup Co.	28,547	$1,561,521
Hormel Foods Corp.	182,297	6,914,525
Ingredion, Inc.	101,757	13,539,787
JM Smucker Co. (The)	25,390	3,441,361
Kraft Heinz Co. (The)	38,482	3,444,524
Pilgrim’s Pride Corp.	201,795	4,261,910
Tyson Foods, Inc., Class A	303,972	22,697,589

		55,861,217

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	268,647	12,787,597
Becton Dickinson and Co.	2,745	493,359
Danaher Corp.	18,424	1,444,257
Edwards Lifesciences Corp. *	26,557	3,201,712
ResMed, Inc.	11,304	732,386
St. Jude Medical, Inc.	9,695	773,273

		19,432,584

Health Care Providers & Services - 2.9%
Aetna, Inc.	88,244	10,187,770
Anthem, Inc.	55,231	6,920,997
Cigna Corp.	16,682	2,173,998
Humana, Inc.	9,797	1,732,991
Quest Diagnostics, Inc.	9,186	777,411
Quorum Health Corp. *	-	2
UnitedHealth Group, Inc.	53,898	7,545,720
WellCare Health Plans, Inc. *	114,717	13,432,213

		42,771,102

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	170,121	8,305,307
Darden Restaurants, Inc.	77,282	4,738,932
International Game Technology plc	61,925	1,509,732
McDonald’s Corp.	24,906	2,873,156
Wyndham Worldwide Corp.	12,973	873,472

		18,300,599

Household Durables - 0.7%
DR Horton, Inc.	240,642	7,267,389
Garmin Ltd.	11,365	546,770
NVR, Inc. *	316	518,199
Whirlpool Corp.	13,295	2,155,917

		10,488,275

Household Products - 2.1%
Clorox Co. (The)	19,468	2,437,004
Procter & Gamble Co. (The)	316,044	28,364,949

		30,801,953

Industrial Conglomerates - 0.7%
3M Co.	7,239	1,275,729
Carlisle Cos., Inc.	14,270	1,463,674
General Electric Co.	268,696	7,958,776

		10,698,179

Insurance - 5.1%
Aflac, Inc.	93,468	6,717,545
Alleghany Corp. *	2,130	1,118,293
Allstate Corp. (The)	108,036	7,473,930
American Financial Group, Inc.	45,338	3,400,350

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 5.1% (continued)
AmTrust Financial Services, Inc.	43,507	$1,167,293
Assurant, Inc.	7,650	705,712
Assured Guaranty Ltd.	200,558	5,565,484
Chubb Ltd.	40,304	5,064,198
Cincinnati Financial Corp.	26,692	2,013,111
CNA Financial Corp.	18,096	622,683
Everest Re Group Ltd.	38,880	7,386,034
Hanover Insurance Group, Inc. (The)	13,398	1,010,477
Old Republic International Corp.	135,543	2,388,268
Progressive Corp. (The)	162,538	5,119,947
Prudential Financial, Inc.	54,810	4,475,236
Reinsurance Group of America, Inc.	27,690	2,988,859
Travelers Cos., Inc. (The)	115,307	13,208,417
Unum Group	55,933	1,974,994
Validus Holdings Ltd.	20,047	998,742
WR Berkley Corp.	46,336	2,676,367

		76,075,940

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. *	19,221	16,093,935
Priceline Group, Inc. (The) *	971	1,428,817

		17,522,752

Internet Software & Services - 5.3%
Akamai Technologies, Inc. *	81,376	4,312,114
Alphabet, Inc., Class A *	28,454	22,878,723
Alphabet, Inc., Class C *	19,182	14,909,977
eBay, Inc. *	346,492	11,399,587
Facebook, Inc., Class A *	168,797	21,651,591
LinkedIn Corp., Class A *	7,790	1,488,825
Rackspace Hosting, Inc. *	7,285	230,862
VeriSign, Inc. *	14,879	1,164,133

		78,035,812

IT Services - 2.6%
Accenture plc, Class A	73,552	8,985,848
Amdocs Ltd.	39,812	2,303,124
Booz Allen Hamilton Holding Corp.	47,017	1,486,207
Broadridge Financial Solutions, Inc.	15,395	1,043,627
Cognizant Technology Solutions Corp., Class A *	21,833	1,041,653
Computer Sciences Corp.	112,689	5,883,493
Fiserv, Inc. *	36,986	3,678,997
Genpact Ltd. *	20,641	494,352
International Business Machines Corp.	52,256	8,300,866
Leidos Holdings, Inc.	35,987	1,557,517
Western Union Co. (The)	91,264	1,900,117
Xerox Corp.	227,911	2,308,738

		38,984,539

Leisure Products - 0.1%
Brunswick Corp.	21,575	1,052,429
Mattel, Inc.	19,200	581,376

		1,633,805

Life Sciences Tools & Services - 0.5%
Bruker Corp.	127,308	2,883,526
Charles River Laboratories International, Inc. *	53,013	4,418,104

		7,301,630

INVESTMENTS	SHARES	VALUE
Machinery - 1.3%
Cummins, Inc.	6,583	$843,611
Illinois Tool Works, Inc.	15,629	1,872,979
Oshkosh Corp.	96,240	5,389,440
Stanley Black & Decker, Inc.	43,274	5,321,837
Toro Co. (The)	10,300	482,452
Trinity Industries, Inc.	213,072	5,152,081

		19,062,400

Media - 1.1%
Cable One, Inc.	772	450,848
CBS Corp., Class B	76,488	4,186,953
Charter Communications, Inc., Class A *	8,998	2,429,190
Comcast Corp., Class A	65,695	4,358,206
Interpublic Group of Cos., Inc. (The)	18,527	414,078
John Wiley & Sons, Inc., Class A	10,655	549,905
News Corp., Class A	85,723	1,198,408
Scripps Networks Interactive, Inc., Class A	34,366	2,181,897
TEGNA, Inc.	46,165	1,009,167

		16,778,652

Metals & Mining - 0.3%
Newmont Mining Corp.	34,694	1,363,127
Reliance Steel & Aluminum Co.	24,519	1,766,104
Steel Dynamics, Inc.	51,148	1,278,188

		4,407,419

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	123,202	1,293,621

Multiline Retail - 0.1%
Target Corp.	19,527	1,341,114

Multi-Utilities - 1.3%
Ameren Corp.	139,487	6,859,970
Consolidated Edison, Inc.	66,026	4,971,758
Public Service Enterprise Group, Inc.	162,048	6,784,950
SCANA Corp.	12,079	874,157

		19,490,835

Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. *	434,302	11,704,439
Exxon Mobil Corp.	94,422	8,241,152
Marathon Petroleum Corp.	18,451	748,926
Pioneer Natural Resources Co.	10,426	1,935,587
Range Resources Corp.	11,905	461,319
Spectra Energy Corp.	47,300	2,022,075
Tesoro Corp.	26,717	2,125,604
Valero Energy Corp.	120,831	6,404,043
World Fuel Services Corp.	26,476	1,224,780
WPX Energy, Inc. *	42,980	566,906

		35,434,831

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	7,265	643,388
Nu Skin Enterprises, Inc., Class A	49,700	3,219,566

		3,862,954

Pharmaceuticals - 3.5%
Akorn, Inc. *	33,704	918,771
Johnson & Johnson	224,660	26,539,086

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 3.5% (continued)
Mallinckrodt plc *	14,407	$1,005,320
Merck & Co., Inc.	185,155	11,555,524
Mylan NV *	10,134	386,308
Pfizer, Inc.	361,711	12,251,152

		52,656,161

Professional Services - 0.2%
Equifax, Inc.	25,803	3,472,568

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	18,438	515,895
Jones Lang LaSalle, Inc.	2,862	325,667

		841,562

Road & Rail - 0.3%
CSX Corp.	38,074	1,161,257
Norfolk Southern Corp.	10,968	1,064,554
Union Pacific Corp.	22,719	2,215,784

		4,441,595

Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	417,677	12,592,962
First Solar, Inc. *	276,780	10,930,042
Intel Corp.	565,010	21,329,127
Lam Research Corp.	62,246	5,895,319
NVIDIA Corp.	224,057	15,352,386
QUALCOMM, Inc.	15,461	1,059,078
Teradyne, Inc.	49,161	1,060,894
Texas Instruments, Inc.	197,777	13,879,990

		82,099,798

Software - 4.4%
Activision Blizzard, Inc.	173,762	7,697,657
CA, Inc.	61,680	2,040,374
Cadence Design Systems, Inc. *	100,942	2,577,049
Citrix Systems, Inc. *	128,737	10,970,967
Dell Technologies, Inc. *	14,037	670,969
Microsoft Corp.	597,702	34,427,635
Nuance Communications, Inc. *	30,040	435,580
Oracle Corp.	47,682	1,872,949
Synopsys, Inc. *	37,356	2,217,079
VMware, Inc., Class A *	30,012	2,201,380

		65,111,639

Specialty Retail - 4.0%
Bed Bath & Beyond, Inc.	10,182	438,946
Best Buy Co., Inc.	308,178	11,766,236
Foot Locker, Inc.	103,835	7,031,706
Home Depot, Inc. (The)	130,527	16,796,214
Lowe’s Cos., Inc.	84,457	6,098,640
Murphy USA, Inc. *	49,902	3,561,007
O’Reilly Automotive, Inc. *	14,823	4,152,070
Ross Stores, Inc.	53,933	3,467,892
TJX Cos., Inc. (The)	34,706	2,595,315
Urban Outfitters, Inc. *	103,321	3,566,641

		59,474,667

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	353,973	40,016,647
Hewlett Packard Enterprise Co.	118,693	2,700,266
HP, Inc.	596,632	9,265,695

		51,982,608

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	21,255	$1,843,021
Michael Kors Holdings Ltd. *	227,598	10,649,310
NIKE, Inc., Class B	39,435	2,076,253

		14,568,584

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	31,509	448,373

Tobacco - 1.4%
Altria Group, Inc.	127,125	8,038,114
Philip Morris International, Inc.	100,862	9,805,803
Reynolds American, Inc.	53,626	2,528,466

		20,372,383

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc., Class A	8,035	589,849
United Rentals, Inc. *	26,352	2,068,369

		2,658,218

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	1,166,692

TOTAL COMMON STOCKS (cost $1,318,413,804)		1,418,515,700

SHORT-TERM INVESTMENT - 4.1%

Investment Company - 4.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $60,826,775) (2)(b)	60,826,775	60,826,775

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (cost $1,379,240,579)		1,479,342,475

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (c)		5,309,563

NET ASSETS - 100.0%		1,484,652,038

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$158,785,241	10.6%
Consumer Staples	166,923,016	11.2
Energy	44,786,959	3.0
Financials	214,236,449	14.4
Health Care	147,770,064	10.0
Industrials	150,691,956	10.1
Information Technology	359,880,519	24.3
Materials	42,674,097	2.9
Real Estate	49,667,979	3.4
Telecommunication Services	31,075,613	2.1
Utilities	52,023,807	3.5
Short-Term Investment	60,826,775	4.1

Total Investments In Securities At Value	1,479,342,475	99.6
Other Assets in Excess of Liabilities (c)	5,309,563	0.4

Net Assets	$1,484,652,038	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MULTI-STYLE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
447	GSCO	S&P 500 E-Mini Futures	12/2016	$47,780,991	$48,284,940	$503,949

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,638,777	$1,638,777

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.6%

Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	18,743	$1,707,675
Engility Holdings, Inc. *	13,066	411,579
Mercury Systems, Inc. *	23	565
Moog, Inc., Class A *	7,461	444,228
National Presto Industries, Inc.	11,381	999,138
Vectrus, Inc. *	18,962	288,791

		3,851,976

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	55,235	792,622
Hub Group, Inc., Class A *	16,758	683,056

		1,475,678

Airlines - 0.4%
Allegiant Travel Co.	5,157	681,085
Hawaiian Holdings, Inc. *	18,265	887,679
SkyWest, Inc.	36,908	974,740
Virgin America, Inc. *(a)	9,854	527,288

		3,070,792

Auto Components - 4.6%
American Axle & Manufacturing Holdings, Inc. *	322,834	5,559,201
Cooper Tire & Rubber Co.	157,641	5,993,511
Cooper-Standard Holding, Inc. *	84,459	8,344,549
Dorman Products, Inc. *	19,172	1,225,091
Drew Industries, Inc.	44,951	4,406,097
Metaldyne Performance Group, Inc.	42,615	675,448
Standard Motor Products, Inc.	12,718	607,412
Stoneridge, Inc. *	97,194	1,788,370
Superior Industries International, Inc.	39,728	1,158,468
Tenneco, Inc. *	70,796	4,125,283
Tower International, Inc.	26,154	630,311

		34,513,741

Automobiles - 0.1%
Winnebago Industries, Inc.	35,364	833,530

Banks - 7.7%
1st Source Corp.	12,341	440,512
Ameris Bancorp	16,617	580,764
Banc of California, Inc.	91,681	1,600,750
BancorpSouth, Inc.	14,508	336,586
Bank of the Ozarks, Inc.	23,566	904,934
Berkshire Hills Bancorp, Inc.	11,748	325,537
BNC Bancorp	9,435	229,459
Brookline Bancorp, Inc.	72,347	881,910
Cardinal Financial Corp.	34,597	902,636
Cathay General Bancorp	33,032	1,016,725
CenterState Banks, Inc.	57,049	1,011,479
Central Pacific Financial Corp.	10,927	275,251
Chemical Financial Corp.	71,686	3,163,503
City Holding Co.	9,824	494,049
Community Bank System, Inc.	4,534	218,131
Community Trust Bancorp, Inc.	5,935	220,248
Customers Bancorp, Inc. *	50,500	1,270,580
Eagle Bancorp, Inc. *	4,967	245,022
Enterprise Financial Services Corp.	29,209	912,781
Fidelity Southern Corp.	44,958	826,778

INVESTMENTS	SHARES	VALUE
Banks - 7.7% (continued)
Financial Institutions, Inc.	5,538	$150,135
First Busey Corp.	12,896	291,450
First Citizens BancShares, Inc., Class A	7,898	2,321,143
First Commonwealth Financial Corp.	39,267	396,204
First Financial Bancorp	59,053	1,289,717
First Financial Corp.	5,448	221,625
First Interstate BancSystem, Inc., Class A	36,361	1,145,735
First Merchants Corp.	36,114	966,049
First Midwest Bancorp, Inc.	11,060	214,122
Flushing Financial Corp.	12,196	289,289
Fulton Financial Corp.	114,236	1,658,707
Great Southern Bancorp, Inc.	12,708	517,216
Great Western Bancorp, Inc.	131,321	4,375,616
Hancock Holding Co.	6,738	218,513
Hanmi Financial Corp.	44,419	1,169,996
Heartland Financial USA, Inc.	16,651	600,602
Heritage Financial Corp.	20,687	371,332
Hilltop Holdings, Inc. *	59,624	1,339,155
Home BancShares, Inc.	19,066	396,763
Hope Bancorp, Inc.	90,554	1,572,923
Independent Bank Corp.	12,110	203,811
International Bancshares Corp.	69,059	2,056,577
LegacyTexas Financial Group, Inc.	35,970	1,137,731
MB Financial, Inc.	43,620	1,659,305
Mercantile Bank Corp.	439	11,787
NBT Bancorp, Inc.	33,572	1,103,512
Old National Bancorp	15,548	218,605
Opus Bank	10,085	356,706
Pacific Premier Bancorp, Inc. *	37,671	996,775
Peapack Gladstone Financial Corp.	3,892	87,220
Pinnacle Financial Partners, Inc.	3,860	208,749
Preferred Bank	9,883	353,317
PrivateBancorp, Inc.	34,610	1,589,291
Prosperity Bancshares, Inc. (a)	46,596	2,557,654
Renasant Corp.	27,794	934,712
S&T Bancorp, Inc.	8,693	252,010
Sandy Spring Bancorp, Inc.	20,407	624,046
ServisFirst Bancshares, Inc.	22,276	1,156,347
Simmons First National Corp., Class A	12,992	648,301
Sterling Bancorp	12,453	217,927
Stock Yards Bancorp, Inc.	7,609	250,793
Texas Capital Bancshares, Inc. *	8,442	463,635
Tompkins Financial Corp.	4,871	372,193
Towne Bank	35,940	863,638
TriCo Bancshares	15,404	412,365
TriState Capital Holdings, Inc. *	566	9,141
Trustmark Corp.	49,458	1,363,062
Umpqua Holdings Corp.	22,974	345,759
Union Bankshares Corp.	24,070	644,354
Webster Financial Corp.	5,607	213,122
Wintrust Financial Corp.	11,715	651,003

		57,327,375

Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A *(a)	1,486	230,716
Coca-Cola Bottling Co. Consolidated	3,792	561,823
MGP Ingredients, Inc. (a)	47,277	1,915,664
National Beverage Corp. *(a)	70,366	3,099,622

		5,807,825

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 4.6%
Acceleron Pharma, Inc. *	9,856	$356,689
Acorda Therapeutics, Inc. *	52,946	1,105,513
Aduro Biotech, Inc. *(a)	18,363	228,252
Alder Biopharmaceuticals, Inc. *(a)	22,209	727,789
AMAG Pharmaceuticals, Inc. *(a)	13,693	335,615
Aptevo Therapeutics, Inc. *	23,005	58,893
ARIAD Pharmaceuticals, Inc. *	59,374	812,830
BioSpecifics Technologies Corp. *	7,384	337,227
Cara Therapeutics, Inc. *(a)	29,742	248,346
Cepheid *	30,102	1,586,074
Eagle Pharmaceuticals, Inc. *(a)	18,745	1,312,150
Emergent BioSolutions, Inc. *	96,941	3,056,550
Enanta Pharmaceuticals, Inc. *	15,858	421,981
Exact Sciences Corp. *(a)	75,138	1,395,313
Exelixis, Inc. *	201,107	2,572,159
Five Prime Therapeutics, Inc. *	71,941	3,776,183
Inovio Pharmaceuticals, Inc. *(a)	23,113	215,413
Kite Pharma, Inc. *(a)	6,011	335,774
Lexicon Pharmaceuticals, Inc. *(a)	60,660	1,096,126
Ligand Pharmaceuticals, Inc. *(a)	17,900	1,826,874
Myriad Genetics, Inc. *	108,554	2,234,041
Novavax, Inc. *(a)	103,081	214,408
PDL BioPharma, Inc.	460,829	1,543,777
Prothena Corp. plc (Ireland) *(a)	14,289	856,911
Radius Health, Inc. *	24,008	1,298,593
Repligen Corp. *	31,447	949,385
Retrophin, Inc. *(a)	55,807	1,248,961
Spark Therapeutics, Inc. *(a)	26,125	1,569,068
TESARO, Inc. *(a)	10,636	1,066,153
Xencor, Inc. *	42,916	1,051,013

		33,838,061

Building Products - 2.6%
American Woodmark Corp. *	27,299	2,199,480
Apogee Enterprises, Inc.	30,885	1,380,251
Builders FirstSource, Inc. *	43,614	501,997
Gibraltar Industries, Inc. *	83,165	3,089,580
Griffon Corp.	28,623	486,877
Insteel Industries, Inc.	95,418	3,457,948
NCI Building Systems, Inc. *	15,196	221,710
Patrick Industries, Inc. *	32,428	2,007,942
Ply Gem Holdings, Inc. *	30,267	404,367
Trex Co., Inc. *	5,083	298,474
Universal Forest Products, Inc.	56,379	5,552,768

		19,601,394

Capital Markets - 0.4%
Cowen Group, Inc., Class A *(a)	69,598	252,641
INTL. FCStone, Inc. *	44,057	1,711,614
Janus Capital Group, Inc.	21,959	307,646
Piper Jaffray Cos. *	11,434	552,262

		2,824,163

Chemicals - 2.3%
American Vanguard Corp.	48,099	772,470
Chemours Co. (The)	121,745	1,947,920
FutureFuel Corp.	28,561	322,168
GCP Applied Technologies, Inc. *	27,783	786,814
Ingevity Corp. *	17,387	801,541
Innospec, Inc.	27,250	1,657,072
Kraton Performance Polymers, Inc. *	22,478	787,629

INVESTMENTS	SHARES	VALUE
Chemicals - 2.3% (continued)
Rayonier Advanced Materials, Inc. (a)	220,049	$2,942,055
Stepan Co.	29,730	2,160,182
Trinseo SA	84,094	4,756,357

		16,934,208

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	8,516	338,085
ACCO Brands Corp. *	333,757	3,217,418
Brink’s Co. (The)	5,818	215,731
Deluxe Corp.	43,529	2,908,608
Ennis, Inc.	79,682	1,342,642
G&K Services, Inc., Class A	8,112	774,615
Herman Miller, Inc.	75,374	2,155,696
HNI Corp.	23,584	938,643
Interface, Inc.	14,899	248,664
Knoll, Inc.	46,601	1,064,833
Quad/Graphics, Inc.	18,891	504,768
Steelcase, Inc., Class A	89,215	1,239,196
Tetra Tech, Inc.	35,658	1,264,789
UniFirst Corp.	8,447	1,113,821
Viad Corp.	6,388	235,526
West Corp.	30,986	684,171

		18,247,206

Communications Equipment - 2.9%
Digi International, Inc. *	13,777	157,058
Extreme Networks, Inc. *	208,756	937,315
Finisar Corp. *	123,069	3,667,456
Infinera Corp. *	80,411	726,111
InterDigital, Inc.	21,805	1,726,956
Ixia *	77,834	972,925
Lumentum Holdings, Inc. *	40,426	1,688,594
NETGEAR, Inc. *	109,184	6,604,540
Plantronics, Inc.	16,104	836,764
Sonus Networks, Inc. *	39,158	304,649
Ubiquiti Networks, Inc. *(a)	68,383	3,658,491

		21,280,859

Construction & Engineering - 1.5%
Aegion Corp. *	35,791	682,534
Argan, Inc.	12,008	710,754
Comfort Systems USA, Inc.	39,683	1,163,109
Dycom Industries, Inc. *	22,090	1,806,520
EMCOR Group, Inc.	62,865	3,748,011
MasTec, Inc. *	51,234	1,523,699
MYR Group, Inc. *	7,960	239,596
Tutor Perini Corp. *	44,198	948,931

		10,823,154

Construction Materials - 0.1%
Headwaters, Inc. *	38,812	656,699
US Concrete, Inc. *(a)	5,720	263,492

		920,191

Consumer Finance - 0.3%
First Cash Financial Services, Inc.	12,405	584,028
LendingClub Corp. *(a)	136,429	843,131
Regional Management Corp. *	13,945	301,909
World Acceptance Corp. *	9,594	470,490

		2,199,558

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Containers & Packaging - 0.0% (b)
AEP Industries, Inc.	2,425	$265,222

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	641,464

Diversified Consumer Services - 0.4%
American Public Education, Inc. *	31,562	625,243
Career Education Corp. *	91,629	622,161
Grand Canyon Education, Inc. *	14,167	572,205
K12, Inc. *	37,374	536,317
Strayer Education, Inc. *	7,247	338,290

		2,694,216

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	117,209	478,213
FairPoint Communications, Inc. *	27,386	411,612
General Communication, Inc., Class A *	16,283	223,891
IDT Corp., Class B	19,218	331,318
Inteliquent, Inc.	68,225	1,101,152
Iridium Communications, Inc. *(a)	40,948	332,088
Vonage Holdings Corp. *	38,704	255,833

		3,134,107

Electric Utilities - 0.3%
ALLETE, Inc.	4,780	284,984
Spark Energy, Inc., Class A (a)	55,243	1,609,228

		1,894,212

Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	11,765	222,476
Encore Wire Corp.	21,683	797,284
EnerSys	8,999	622,641
LSI Industries, Inc.	39,486	443,428

		2,085,829

Electronic Equipment, Instruments & Components - 4.7%
AVX Corp.	52,117	718,693
Belden, Inc.	36,367	2,508,959
Coherent, Inc. *	37,230	4,115,404
CTS Corp.	11,980	222,828
ePlus, Inc. *	13,272	1,253,010
Fabrinet (Thailand) *	39,022	1,739,991
II-VI, Inc. *	81,221	1,976,107
Insight Enterprises, Inc. *	48,835	1,589,579
Littelfuse, Inc.	5,917	762,169
Methode Electronics, Inc.	46,515	1,626,630
PC Connection, Inc.	3,133	82,774
Plexus Corp. *	7,644	357,586
Rofin-Sinar Technologies, Inc. *	23,036	741,299
Sanmina Corp. *	191,556	5,453,599
SYNNEX Corp.	39,065	4,457,707
Tech Data Corp. *	56,455	4,782,303
TTM Technologies, Inc. *	126,641	1,450,040
Vishay Intertechnology, Inc.	53,248	750,264

		34,588,942

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.(a)	431,824	3,752,551
Matrix Service Co. *	19,649	368,615
McDermott International, Inc. *	76,514	383,335
Parker Drilling Co. *	115,535	250,711

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 0.8% (continued)
US Silica Holdings, Inc.	21,023	$978,831

		5,734,043

Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust	22,872	828,881
Agree Realty Corp.	28,285	1,398,410
American Assets Trust, Inc.	13,359	579,513
CBL & Associates Properties, Inc.	76,168	924,680
Chatham Lodging Trust	18,956	364,903
Chesapeake Lodging Trust	23,409	536,066
Colony Starwood Homes (a)	25,810	740,747
CoreSite Realty Corp.	17,530	1,297,921
Cousins Properties, Inc.	89,694	936,405
DiamondRock Hospitality Co.	98,561	896,905
DuPont Fabros Technology, Inc.	36,083	1,488,424
EastGroup Properties, Inc.	8,424	619,669
Education Realty Trust, Inc.	29,191	1,259,300
FelCor Lodging Trust, Inc.	109,811	706,085
First Industrial Realty Trust, Inc.	50,404	1,422,401
Four Corners Property Trust, Inc.	41,609	887,520
Franklin Street Properties Corp.	62,690	789,894
GEO Group, Inc. (The) (a)	34,901	829,946
Global Net Lease, Inc.	64,810	528,850
Government Properties Income Trust	27,835	629,628
Gramercy Property Trust	161,799	1,559,742
Healthcare Realty Trust, Inc.	49,334	1,680,316
Hudson Pacific Properties, Inc.	28,576	939,293
Kite Realty Group Trust	29,359	813,831
LaSalle Hotel Properties	47,297	1,128,979
Lexington Realty Trust	86,129	887,129
LTC Properties, Inc.	15,264	793,575
Mack-Cali Realty Corp.	57,265	1,558,753
Medical Properties Trust, Inc.	101,004	1,491,829
Monmouth Real Estate Investment Corp.	74,001	1,055,994
Monogram Residential Trust, Inc.	92,620	985,477
National Health Investors, Inc.	12,852	1,008,625
New Senior Investment Group, Inc.	29,116	335,999
New York REIT, Inc.	61,790	565,379
Parkway Properties, Inc.	38,594	656,484
Pebblebrook Hotel Trust (a)	32,404	861,946
Pennsylvania REIT	35,593	819,707
Physicians Realty Trust	48,583	1,046,478
Potlatch Corp.	15,775	613,490
PS Business Parks, Inc.	4,743	538,663
QTS Realty Trust, Inc., Class A	20,958	1,107,630
Ramco-Gershenson Properties Trust	36,446	682,998
Retail Opportunity Investments Corp.	31,613	694,221
Rexford Industrial Realty, Inc.	45,584	1,043,418
RLJ Lodging Trust	56,430	1,186,723
Ryman Hospitality Properties, Inc.	19,404	934,497
Sabra Health Care REIT, Inc.	35,103	883,894
Select Income REIT	28,994	779,939
Seritage Growth Properties, Class A (a)	15,237	772,211
STAG Industrial, Inc.	23,309	571,304
Summit Hotel Properties, Inc.	66,119	870,126
Sunstone Hotel Investors, Inc.	92,362	1,181,310
Terreno Realty Corp.	31,022	853,415
Urban Edge Properties	37,635	1,059,049
Washington Prime Group, Inc.	62,209	770,147

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.9% (continued)
Washington REIT	15,381	$478,657
Xenia Hotels & Resorts, Inc.	39,930	606,137

		51,483,513

Food & Staples Retailing - 0.5%
Ingles Markets, Inc., Class A	23,480	928,399
SpartanNash Co.	33,723	975,269
SUPERVALU, Inc. *	116,652	582,094
United Natural Foods, Inc. *	10,473	419,339
Weis Markets, Inc.	13,848	733,944

		3,639,045

Food Products - 2.6%
B&G Foods, Inc.	8,376	411,932
Cal-Maine Foods, Inc. (a)	69,120	2,663,885
Darling Ingredients, Inc. *	85,797	1,159,117
Dean Foods Co.	78,989	1,295,420
Fresh Del Monte Produce, Inc.	51,651	3,093,895
John B. Sanfilippo & Son, Inc.	51,222	2,629,225
Lancaster Colony Corp.	7,335	968,880
Omega Protein Corp. *	145,165	3,392,506
Sanderson Farms, Inc. (a)	39,570	3,811,778

		19,426,638

Gas Utilities - 0.8%
ONE Gas, Inc.	54,655	3,379,865
Southwest Gas Corp.	31,957	2,232,516

		5,612,381

Health Care Equipment & Supplies - 1.7%
Anika Therapeutics, Inc. *	50,457	2,414,368
Cantel Medical Corp.	4,640	361,827
Cynosure, Inc., Class A *	25,374	1,292,552
Exactech, Inc. *	11,440	309,223
Globus Medical, Inc., Class A *	9,737	219,764
iRadimed Corp. *(a)	36,142	614,053
LeMaitre Vascular, Inc.	35,542	705,153
Masimo Corp. *	46,180	2,747,248
Meridian Bioscience, Inc.	14,473	279,184
Merit Medical Systems, Inc. *	8,830	214,481
Natus Medical, Inc. *	11,567	454,467
OraSure Technologies, Inc. *	111,123	885,650
Orthofix International NV*	4,927	210,728
Penumbra, Inc. *	10,594	805,038
TransEnterix, Inc. *(a)	472,190	798,001

		12,311,737

Health Care Providers & Services - 1.6%
Aceto Corp.	33,006	626,784
Almost Family, Inc. *	9,845	362,001
Amedisys, Inc. *	16,583	786,697
AMN Healthcare Services, Inc. *	65,483	2,086,943
BioTelemetry, Inc. *	55,622	1,032,901
Chemed Corp.	11,341	1,599,875
Cross Country Healthcare, Inc. *	24,081	283,674
Diplomat Pharmacy, Inc. *(a)	7,627	213,632
Healthways, Inc. *	31,663	837,803
LHC Group, Inc. *	10,174	375,217
Molina Healthcare, Inc. *	22,770	1,327,946
Nobilis Health Corp. *(a)	137,976	462,220

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 1.6% (continued)
Select Medical Holdings Corp. *	24,607	$332,194
Surgical Care Affiliates, Inc. *	5,651	275,543
Triple-S Management Corp., Class B *	58,516	1,283,256

		11,886,686

Health Care Technology - 0.2%
HMS Holdings Corp. *	58,804	1,303,685
Press Ganey Holdings, Inc. *	10,391	419,796

		1,723,481

Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Corp. *(a)	78,516	584,944
Carrols Restaurant Group, Inc. *	24,873	328,572
Dave & Buster’s Entertainment, Inc. *	45,084	1,766,391
Denny’s Corp. *	29,809	318,658
Eldorado Resorts, Inc. *	148,302	2,085,126
Isle of Capri Casinos, Inc. *	62,475	1,391,943
Marcus Corp. (The)	18,663	467,322
Marriott Vacations Worldwide Corp.	6,642	486,992
Ruth’s Hospitality Group, Inc.	53,934	761,548
Texas Roadhouse, Inc.	4,970	193,979

		8,385,475

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	37,992	883,314
Beazer Homes USA, Inc. *	196,073	2,286,211
Ethan Allen Interiors, Inc. (a)	28,018	876,123
Flexsteel Industries, Inc.	5,627	291,028
Hooker Furniture Corp.	19,654	481,327
KB Home (a)	167,832	2,705,452
La-Z-Boy, Inc.	60,548	1,487,059
LGI Homes, Inc. *(a)	39,736	1,463,874
Libbey, Inc.	15,014	268,000
TopBuild Corp. *	30,891	1,025,581
ZAGG, Inc. *	113,519	919,504

		12,687,473

Household Products - 0.5%
Central Garden & Pet Co., Class A *	98,384	2,439,923
HRG Group, Inc. *	39,227	615,864
WD-40 Co.	3,020	339,539

		3,395,326

Insurance - 4.5%
Ambac Financial Group, Inc. *	57,898	1,064,744
American Equity Investment Life Holding Co.	32,177	570,498
AMERISAFE, Inc.	27,740	1,630,557
Argo Group International Holdings Ltd.	43,447	2,451,280
Atlas Financial Holdings, Inc. *	4,995	78,771
CNO Financial Group, Inc.	163,600	2,498,172
Employers Holdings, Inc.	106,547	3,178,297
Enstar Group Ltd. *	4,552	748,667
FBL Financial Group, Inc., Class A	14,654	937,416
Federated National Holding Co.	41,704	779,448
Genworth Financial, Inc., Class A *	280,193	1,389,757
Heritage Insurance Holdings, Inc.	82,096	1,183,003
Horace Mann Educators Corp.	33,418	1,224,770
Infinity Property & Casualty Corp.	11,107	917,771
James River Group Holdings Ltd.	25,365	918,213

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 4.5% (continued)
Kemper Corp.	6,314	$248,267
Maiden Holdings Ltd.	68,760	872,564
National General Holdings Corp.	43,798	974,068
National Western Life Group, Inc., Class A	2,414	495,763
Navigators Group, Inc. (The)	16,216	1,571,655
Primerica, Inc. (a)	50,109	2,657,280
Selective Insurance Group, Inc.	77,968	3,107,805
State Auto Financial Corp.	2,979	70,930
United Fire Group, Inc.	35,265	1,492,415
United Insurance Holdings Corp.	30,872	524,207
Universal Insurance Holdings, Inc. (a)	78,954	1,989,641

		33,575,959

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	62,513	573,244
Nutrisystem, Inc.	19,297	572,928
PetMed Express, Inc. (a)	35,149	712,822

		1,858,994

Internet Software & Services - 1.8%
Bankrate, Inc. *	27,890	236,507
Brightcove, Inc. *	17,027	222,202
EarthLink Holdings Corp.	38,179	236,710
Five9, Inc. *	20,595	322,930
GrubHub, Inc. *	9,795	421,087
j2 Global, Inc.	33,639	2,240,694
Liquidity Services, Inc. *	27,244	306,223
LogMeIn, Inc.	17,920	1,619,789
MeetMe, Inc. *	389,200	2,413,040
Monster Worldwide, Inc. *	206,910	746,945
NIC, Inc.	13,603	319,670
RetailMeNot, Inc. *	50,761	502,026
Shutterstock, Inc. *(a)	19,316	1,230,429
Stamps.com, Inc. *(a)	24,657	2,330,333
Web.com Group, Inc. *	21,565	372,428

		13,521,013

IT Services - 3.1%
CACI International, Inc., Class A *	21,874	2,207,087
Cardtronics plc *	17,259	769,751
Convergys Corp.	119,689	3,640,939
CSG Systems International, Inc.	82,883	3,425,554
ExlService Holdings, Inc. *	41,965	2,091,536
Hackett Group, Inc. (The)	107,944	1,783,235
MoneyGram International, Inc. *	614	4,359
NeuStar, Inc., Class A *(a)	128,918	3,427,930
Perficient, Inc. *	12,331	248,470
Science Applications International Corp.	13,786	956,335
Sykes Enterprises, Inc. *	100,349	2,822,817
Syntel, Inc.	13,848	580,370
TeleTech Holdings, Inc.	26,987	782,353

		22,740,736

Leisure Products - 1.6%
JAKKS Pacific, Inc. *(a)	34,564	298,633
Nautilus, Inc. *	81,168	1,844,137
Smith & Wesson Holding Corp. *(a)	308,348	8,198,973
Sturm Ruger & Co., Inc. (a)	30,708	1,773,694

		12,115,437

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	67,943	$3,020,746
INC Research Holdings, Inc., Class A *	18,560	827,405
Luminex Corp. *	22,437	509,768

		4,357,919

Machinery - 3.5%
Alamo Group, Inc.	24,184	1,593,484
Altra Industrial Motion Corp.	11,795	341,701
American Railcar Industries, Inc. (a)	18,439	764,665
Astec Industries, Inc.	9,944	595,347
Barnes Group, Inc.	16,468	667,777
Briggs & Stratton Corp.	22,355	416,921
Douglas Dynamics, Inc.	32,808	1,047,888
Energy Recovery, Inc. *(a)	168,145	2,686,957
Federal Signal Corp.	38,951	516,490
Global Brass & Copper Holdings, Inc.	66,010	1,907,029
Greenbrier Cos., Inc. (The) (a)	83,571	2,950,056
John Bean Technologies Corp.	21,328	1,504,690
Joy Global, Inc.	40,638	1,127,298
Kadant, Inc.	13,271	691,552
Lydall, Inc. *	29,832	1,525,310
Meritor, Inc. *	53,181	591,905
Mueller Industries, Inc.	9,904	321,088
Standex International Corp.	14,835	1,377,727
Supreme Industries, Inc., Class A	82,947	1,600,877
Wabash National Corp. *	253,568	3,610,808

		25,839,570

Marine - 0.1%
Matson, Inc.	16,596	661,849

Media - 1.6%
Entravision Communications Corp., Class A	41,197	314,333
Gannett Co., Inc.	249,746	2,907,043
Gray Television, Inc. *	116,435	1,206,267
Media General, Inc. *	36,985	681,634
Meredith Corp.	9,309	483,975
MSG Networks, Inc., Class A *	26,205	487,675
New Media Investment Group, Inc.	68,212	1,057,286
New York Times Co. (The), Class A	69,021	824,801
Nexstar Broadcasting Group, Inc., Class A (a)	22,146	1,278,046
Sinclair Broadcast Group, Inc., Class A	76,681	2,214,547
World Wrestling Entertainment, Inc., Class A (a)	21,050	448,365

		11,903,972

Metals & Mining - 1.9%
AK Steel Holding Corp. *(a)	262,422	1,267,498
Cliffs Natural Resources, Inc. *(a)	586,339	3,430,083
Coeur Mining, Inc. *	63,088	746,331
Commercial Metals Co.	104,291	1,688,472
Hecla Mining Co.	155,710	887,547
Olympic Steel, Inc.	40,492	894,873
Ryerson Holding Corp. *	127,407	1,438,425
Worthington Industries, Inc.	78,791	3,784,332

		14,137,561

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Apollo Commercial Real Estate Finance, Inc.	65,268	$1,068,437
Capstead Mortgage Corp.	100,628	948,922
Colony Capital, Inc., Class A	54,017	984,730
CYS Investments, Inc.	166,414	1,451,130
Invesco Mortgage Capital, Inc.	94,224	1,435,031
New Residential Investment Corp.	122,704	1,694,542
PennyMac Mortgage Investment Trust	39,646	617,685
Redwood Trust, Inc.	69,054	977,805

		9,178,282

Multiline Retail - 0.1%
Big Lots, Inc.	4,485	214,159
Fred’s, Inc., Class A (a)	34,141	309,317

		523,476

Multi-Utilities - 0.1%
Avista Corp.	16,739	699,523

Oil, Gas & Consumable Fuels - 0.6%
Callon Petroleum Co. *	39,899	626,414
Gener8 Maritime, Inc. *	44,329	226,965
Jones Energy, Inc., Class A *(a)	66,730	237,559
Oasis Petroleum, Inc. *	93,778	1,075,634
PDC Energy, Inc. *	7,581	508,382
Renewable Energy Group, Inc. *(a)	43,617	369,436
REX American Resources Corp. *	10,732	909,644
RSP Permian, Inc. *	22,499	872,511

		4,826,545

Paper & Forest Products - 0.3%
Clearwater Paper Corp. *	7,985	516,390
Neenah Paper, Inc.	13,767	1,087,731
PH Glatfelter Co.	33,412	724,372

		2,328,493

Personal Products - 1.0%
Avon Products, Inc.	40,977	231,930
Medifast, Inc.	10,605	400,763
Natural Health Trends Corp. (a)	97,375	2,751,817
Revlon, Inc., Class A *	8,131	299,058
USANA Health Sciences, Inc. *	28,360	3,923,606

		7,607,174

Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. *	55,472	1,052,304
Corcept Therapeutics, Inc. *(a)	64,785	421,102
Heska Corp. *	11,125	605,534
Horizon Pharma plc*	40,222	729,225
Innoviva, Inc. *(a)	37,915	416,686
Prestige Brands Holdings, Inc. *	19,860	958,642
SciClone Pharmaceuticals, Inc. *	225,736	2,313,794
Supernus Pharmaceuticals, Inc. *	49,934	1,234,868

		7,732,155

Professional Services - 2.2%
Barrett Business Services, Inc.	40,043	1,986,533
CBIZ, Inc. *	28,987	324,364
ICF International, Inc. *	24,190	1,072,101
Insperity, Inc.	71,098	5,164,559
Kelly Services, Inc., Class A	38,058	731,475

INVESTMENTS	SHARES	VALUE
Professional Services - 2.2% (continued)
Kforce, Inc.	48,932	$1,002,617
Mistras Group, Inc. *	48,819	1,145,782
Navigant Consulting, Inc. *	41,718	843,538
On Assignment, Inc. *	30,367	1,102,018
Resources Connection, Inc.	24,386	364,327
RPX Corp. *	63,547	679,317
TrueBlue, Inc. *	80,350	1,820,731

		16,237,362

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	17,385	667,932

Road & Rail - 0.1%
Roadrunner Transportation Systems, Inc. *	29,078	232,042
Swift Transportation Co. *(a)	18,500	397,195

		629,237

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries, Inc. *	105,390	4,987,055
Advanced Micro Devices, Inc. *	288,043	1,990,377
Alpha & Omega Semiconductor Ltd. *	28,351	615,784
Ambarella, Inc. *	27,369	2,014,632
Amkor Technology, Inc. *	253,048	2,459,627
Cabot Microelectronics Corp.	7,578	400,952
Cirrus Logic, Inc. *	99,775	5,303,041
Cohu, Inc.	3,553	41,712
Entegris, Inc. *	49,707	865,896
GigPeak, Inc. *(a)	178,625	419,769
Inphi Corp. *	46,054	2,003,810
Integrated Device Technology, Inc. *	146,632	3,387,199
Intersil Corp., Class A	55,376	1,214,396
IXYS Corp.	31,754	382,636
MaxLinear, Inc., Class A *	211,450	4,286,091
MKS Instruments, Inc.	43,453	2,160,918
Monolithic Power Systems, Inc.	10,690	860,545
NeoPhotonics Corp. *	129,560	2,117,010
PDF Solutions, Inc. *	12,569	228,379
Photronics, Inc. *	197,111	2,032,214
Power Integrations, Inc.	9,852	620,972
Rambus, Inc. *	20,369	254,612
Rudolph Technologies, Inc. *	81,146	1,439,530
Silicon Laboratories, Inc. *	8,277	486,688
Synaptics, Inc. *	40,887	2,395,160
Tessera Technologies, Inc.	45,301	1,741,370

		44,710,375

Software - 2.5%
A10 Networks, Inc. *	22,981	245,667
AVG Technologies NV*	27,686	692,427
BroadSoft, Inc. *	10,346	481,606
Ebix, Inc. (a)	52,555	2,987,752
Ellie Mae, Inc. *	24,267	2,555,315
Fair Isaac Corp.	14,583	1,816,896
Fleetmatics Group plc*	20,001	1,199,660
Gigamon, Inc. *	36,825	2,018,010
Mentor Graphics Corp.	47,367	1,252,383
Mitek Systems, Inc. *(a)	190,075	1,575,722
Paycom Software, Inc. *	14,843	744,080
Rubicon Project, Inc. (The) *	61,734	511,158

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 2.5% (continued)
Silver Spring Networks, Inc. *	21,790	$308,982
Take-Two Interactive Software, Inc. *	10,173	458,599
TiVo Corp. *	67,474	1,314,393
VASCO Data Security International, Inc. *	36,915	650,073
Zix Corp. *	37,854	155,201

		18,967,924

Specialty Retail - 1.7%
American Eagle Outfitters, Inc. (a)	118,700	2,119,982
Build-A-Bear Workshop, Inc. *	24,811	257,042
Caleres, Inc.	39,012	986,613
Cato Corp. (The), Class A	7,747	254,799
Children’s Place, Inc. (The)	10,511	839,514
Citi Trends, Inc.	26,670	531,533
Express, Inc. *	180,457	2,127,588
Francesca’s Holdings Corp. *	76,498	1,180,364
Genesco, Inc. *	7,995	435,408
Haverty Furniture Cos., Inc.	12,386	248,215
Kirkland’s, Inc. *	24,742	301,358
Lithia Motors, Inc., Class A	7,333	700,448
Office Depot, Inc.	491,620	1,755,083
Shoe Carnival, Inc.	17,009	453,460
Stein Mart, Inc.	28,977	184,004
Tile Shop Holdings, Inc. *	22,887	378,780

		12,754,191

Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. *	109,297	2,572,852
Super Micro Computer, Inc. *	65,930	1,540,784

		4,113,636

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	9,073	270,103
Movado Group, Inc.	109,165	2,344,864
Perry Ellis International, Inc. *	12,743	245,685
Vera Bradley, Inc. *	76,232	1,154,915

		4,015,567

Thrifts & Mortgage Finance - 2.9%
BofI Holding, Inc. *(a)	9,684	216,922
Dime Community Bancshares, Inc.	38,461	644,606
Essent Group Ltd. *	22,222	591,327
EverBank Financial Corp.	42,600	824,736
Federal Agricultural Mortgage Corp., Class C	18,201	718,940
First Defiance Financial Corp.	15,684	700,134
Flagstar Bancorp, Inc. *	61,166	1,697,357
HomeStreet, Inc. *	43,395	1,087,479
Impac Mortgage Holdings, Inc. *	3,679	48,526
Meta Financial Group, Inc.	9,396	569,492
MGIC Investment Corp. *	506,587	4,052,696
Oritani Financial Corp.	50,157	788,468
Provident Financial Services, Inc.	55,358	1,175,250
Radian Group, Inc.	119,604	1,620,634
Territorial Bancorp, Inc.	3,725	106,758
United Financial Bancorp, Inc.	47,638	659,310
Walker & Dunlop, Inc. *	92,889	2,346,376
Washington Federal, Inc.	97,647	2,605,222
WSFS Financial Corp.	25,615	934,691

		21,388,924

INVESTMENTS	SHARES	VALUE
Tobacco - 0.2%
Universal Corp.	14,685	$854,961
Vector Group Ltd. (a)	35,339	760,844

		1,615,805

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	5,780	270,157
H&E Equipment Services, Inc.	37,132	622,332
Kaman Corp.	9,121	400,595

		1,293,084

Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. *	137,772	458,781
Shenandoah Telecommunications Co.	53,256	1,449,096
Spok Holdings, Inc.	31,163	555,324

		2,463,201

TOTAL COMMON STOCKS (cost $632,384,248)		717,605,397

SHORT-TERM INVESTMENT - 3.2%

Investment Company - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $24,020,775) (2)(c)	24,020,775	24,020,775

SECURITIES LENDING COLLATERAL - 9.0%

Money Market Funds - 9.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury & Agency Cash
Management, 0.21% (cost $66,623,428) (2)(c)(d)	66,623,428	66,623,428

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 108.8% (cost $723,028,451)		808,249,600

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8%) (e)		(65,047,715)

NET ASSETS - 100.0%		743,201,885

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$102,927,536	13.8%
Consumer Staples	41,491,813	5.6
Energy	10,560,587	1.4
Financials	126,494,262	17.0
Health Care	71,850,039	9.7
Industrials	103,817,131	14.0
Information Technology	159,923,485	21.5
Materials	34,585,675	4.7
Real Estate	52,151,445	7.0
Telecommunication Services	5,597,308	0.8
Utilities	8,206,116	1.1
Short-Term Investment	24,020,775	3.2
Securities Lending Collateral	66,623,428	9.0

Total Investments In Securities At Value	808,249,600	108.8
Liabilities in Excess of Other Assets (e)	(65,047,715)	(8.8)

Net Assets	$743,201,885	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $64,912,322.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2) Level 2 security (See Note 4).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
130	JPMS	E-Mini Russell 2000 Futures	12/2016	$15,864,499	$16,227,900	$363,401

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$561,556	$561,556

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.5%

Australia - 5.8%
Amcor Ltd.	29,675	$345,634
Aristocrat Leisure Ltd.	111,673	1,358,717
Bank of Queensland Ltd.	20,793	182,114
BHP Billiton Ltd.	77,989	1,350,964
Caltex Australia Ltd.	123,073	3,253,899
CIMIC Group Ltd.	87,280	1,933,033
Cochlear Ltd.	8,740	947,355
Commonwealth Bank of Australia	5,866	327,107
CSL Ltd.	11,411	938,333
Dexus Property Group, REIT	104,929	737,500
Flight Centre Travel Group Ltd.	36,084	1,010,156
Fortescue Metals Group Ltd.	565,946	2,166,202
Goodman Group, REIT	41,832	234,455
GPT Group (The), REIT	196,673	765,855
Harvey Norman Holdings Ltd.	47,125	188,638
Macquarie Group Ltd.	19,730	1,247,813
Newcrest Mining Ltd.	20,277	342,279
Qantas Airways Ltd.	95,359	229,035
REA Group Ltd.	22,827	992,859
Scentre Group, REIT	235,569	850,448
Tabcorp Holdings Ltd.	379,186	1,452,034
Treasury Wine Estates Ltd.	96,024	814,926
Woodside Petroleum Ltd.	15,015	332,924

		22,002,280

Belgium - 1.6%
Ageas	34,686	1,268,238
Anheuser-Busch InBev SA/NV	10,656	1,401,348
Colruyt SA	12,529	695,806
KBC Group NV	21,303	1,243,581
Proximus SADP	24,506	733,121
Umicore SA	12,906	810,355

		6,152,449

Canada - 7.4%
Alimentation Couche-Tard, Inc., Class B (1)	32,687	1,584,084
Bank of Montreal (1)	30,564	2,002,810
Bank of Nova Scotia (The) (1)	20,105	1,065,360
Barrick Gold Corp. (1)	33,652	595,858
Brookfield Asset Management, Inc., Class A (1)	6,089	214,098
Canadian Imperial Bank of Commerce (1)	17,851	1,384,185
Canadian Tire Corp. Ltd., Class A (1)	8,065	807,637
CCL Industries, Inc., Class B (1)	1,483	285,545
CGI Group, Inc., Class A (1)*	43,030	2,049,579
Constellation Software, Inc. (1)	2,940	1,325,336
Dollarama, Inc. (1)	5,101	398,259
Empire Co. Ltd., Class A (1)	6,750	100,688
First Quantum Minerals Ltd. (1)	218,088	1,805,279
George Weston Ltd. (1)	11,619	969,232
Great-West Lifeco, Inc. (1)	3,723	91,631
Kinross Gold Corp. (1)*	81,347	342,886
Loblaw Cos. Ltd. (1)	10,490	539,712
Metro, Inc. (1)	37,583	1,233,812
National Bank of Canada (1)	10,700	379,408
Open Text Corp. (1)	45,223	2,929,266
Power Corp. of Canada (1)	5,259	111,397
Royal Bank of Canada (1)	46,220	2,862,790

INVESTMENTS	SHARES	VALUE
Canada - 7.4% (continued)
Saputo, Inc. (1)	30,459	$1,058,444
Seven Generations Energy Ltd., Class A (1)*	28,937	696,544
Sun Life Financial, Inc. (1)	7,111	231,387
Toronto-Dominion Bank (The) (1)	60,966	2,706,399

		27,771,626

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,046,500	578,910

Denmark - 2.0%
DSV A/S	10,569	527,342
Genmab A/S *	7,097	1,214,672
ISS A/S	26,066	1,083,166
Novo Nordisk A/S, Class B	13,751	573,124
Pandora A/S	10,549	1,277,691
Vestas Wind Systems A/S	29,001	2,395,586
William Demant Holding A/S *	26,893	548,817

		7,620,398

Finland - 1.3%
Neste OYJ	95,543	4,075,481
Nokia OYJ	143,842	833,759

		4,909,240

France - 8.4%
Airbus Group SE	2,014	122,151
Arkema SA	4,649	430,415
Atos SE	21,348	2,298,297
AXA SA	43,757	930,369
BNP Paribas SA	63,329	3,257,238
Capgemini SA	13,576	1,331,038
Cie Generale des Etablissements Michelin	17,677	1,957,464
CNP Assurances	106,540	1,789,970
L’Oreal SA	11,261	2,128,436
Orange SA	69,702	1,092,060
Peugeot SA *	151,347	2,311,187
Publicis Groupe SA	3,929	297,299
Renault SA	25,849	2,126,577
Sanofi	10,370	789,685
SCOR SE	16,158	502,481
Societe BIC SA	800	118,280
Societe Generale SA	31,377	1,085,464
Sodexo SA	14,034	1,671,728
Thales SA	23,392	2,153,957
TOTAL SA	45,311	2,155,018
Valeo SA	24,231	1,414,334
Veolia Environnement SA	11,432	263,412
Vinci SA	17,817	1,364,397

		31,591,257

Germany - 8.3%
adidas AG	14,559	2,532,167
Allianz SE	15,590	2,316,833
Bayer AG	6,683	671,176
Continental AG	5,365	1,130,412
Covestro AG (a)	9,313	551,126
Deutsche Lufthansa AG	248,047	2,765,316
Deutsche Post AG	24,027	752,249
Deutsche Telekom AG	135,625	2,278,570

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.3% (continued)
Fresenius SE & Co. KGaA	9,490	$758,076
Hannover Rueck SE	21,743	2,330,749
HeidelbergCement AG	12,100	1,144,319
Infineon Technologies AG	291,488	5,197,677
METRO AG	20,089	597,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,358	3,241,884
OSRAM Licht AG	22,616	1,328,609
SAP SE	9,801	896,325
Siemens AG	19,873	2,330,314
Vonovia SE	11,443	433,795

		31,257,562

Hong Kong - 3.2%
BOC Hong Kong Holdings Ltd.	250,500	852,302
CK Hutchison Holdings Ltd.	39,500	504,899
CLP Holdings Ltd.	144,000	1,491,417
Hang Seng Bank Ltd.	6,700	120,274
Henderson Land Development Co. Ltd.	61,904	369,367
Hong Kong Exchanges and Clearing Ltd.	28,400	751,616
Link REIT	26,000	191,934
New World Development Co. Ltd.	157,000	205,873
NWS Holdings Ltd.	129,000	216,179
PCCW Ltd.	269,000	165,681
Sino Land Co. Ltd.	228,000	406,371
WH Group Ltd.(a)	5,601,500	4,527,373
Wharf Holdings Ltd. (The)	23,000	168,741
Wheelock & Co. Ltd.	94,000	558,338
Yue Yuen Industrial Holdings Ltd.	414,500	1,713,064

		12,243,429

Italy - 1.6%
Enel SpA	442,207	1,970,794
Leonardo-Finmeccanica SpA *	57,320	649,704
Mediobanca SpA	57,365	373,353
Prysmian SpA	57,843	1,514,647
Snam SpA	131,085	726,849
Terna Rete Elettrica Nazionale SpA	149,357	769,868

		6,005,215

Japan - 20.9%
Acom Co. Ltd. *	10,000	47,145
AEON Financial Service Co. Ltd.	2,700	47,261
Alfresa Holdings Corp.	8,700	184,217
Amada Holdings Co. Ltd.	215,400	2,240,656
Astellas Pharma, Inc.	70,800	1,105,829
Bandai Namco Holdings, Inc.	18,300	560,128
Bridgestone Corp.	40,300	1,484,804
Central Japan Railway Co.	9,500	1,626,448
Chubu Electric Power Co., Inc.	90,800	1,321,183
Concordia Financial Group Ltd.	40,900	178,457
Credit Saison Co. Ltd.	16,800	278,918
Daicel Corp.	13,000	164,282
Daiichi Sankyo Co. Ltd.	74,200	1,782,909
Daikin Industries Ltd.	6,500	606,553
Daiwa House Industry Co. Ltd.	15,100	414,415
Fuji Heavy Industries Ltd.	153,600	5,762,994
FUJIFILM Holdings Corp.	14,500	537,122
Hisamitsu Pharmaceutical Co., Inc.	2,200	118,910

INVESTMENTS	SHARES	VALUE
Japan - 20.9% (continued)
Hitachi Chemical Co. Ltd.	69,600	$1,599,193
Hitachi High-Technologies Corp.	32,300	1,293,002
Hoya Corp.	14,900	599,395
Idemitsu Kosan Co. Ltd.	17,000	351,971
Iida Group Holdings Co. Ltd.	3,800	76,466
ITOCHU Corp.	145,200	1,828,005
Japan Tobacco, Inc.	27,100	1,109,345
JTEKT Corp.	53,100	797,562
Kaneka Corp.	59,000	467,129
KDDI Corp.	22,800	706,390
Komatsu Ltd.	19,000	435,845
Konami Holdings Corp.	80,700	3,118,274
Kuraray Co. Ltd.	15,600	231,426
Kurita Water Industries Ltd.	12,700	301,769
Mazda Motor Corp.	35,900	550,769
Medipal Holdings Corp.	17,700	306,814
Mitsubishi Chemical Holdings Corp.	83,800	525,376
Mitsubishi Electric Corp.	223,000	2,858,126
Mitsubishi Estate Co. Ltd.	31,000	581,764
Mitsubishi Motors Corp.	25,900	120,986
Mitsubishi Tanabe Pharma Corp.	49,300	1,055,929
Mitsubishi UFJ Financial Group, Inc.	340,300	1,723,989
Mitsui Chemicals, Inc.	334,000	1,588,755
Mitsui Fudosan Co. Ltd.	24,000	510,586
Mixi, Inc.	25,300	916,641
Mizuho Financial Group, Inc.	1,600,600	2,697,713
Nexon Co. Ltd.	76,000	1,193,853
NHK Spring Co. Ltd.	15,500	150,260
Nikon Corp.	161,900	2,417,856
Nippon Telegraph & Telephone Corp.	130,900	5,986,841
Nitto Denko Corp.	16,100	1,045,627
Nomura Real Estate Holdings, Inc.	8,000	135,227
NSK Ltd.	29,700	304,507
NTT DOCOMO, Inc.	35,400	899,267
Obayashi Corp.	48,300	479,077
ORIX Corp.	33,100	488,313
Otsuka Holdings Co. Ltd.	22,700	1,034,727
Sekisui House Ltd.	26,900	458,287
Shin-Etsu Chemical Co. Ltd.	13,500	941,933
Shionogi & Co. Ltd.	28,000	1,434,539
Sompo Japan Nipponkoa Holdings, Inc.	26,100	773,537
Sumitomo Chemical Co. Ltd.	25,000	111,085
Sumitomo Dainippon Pharma Co. Ltd.	64,300	1,245,408
Sumitomo Mitsui Financial Group, Inc.	75,400	2,546,983
Sumitomo Mitsui Trust Holdings, Inc.	5,600	182,961
Suzuken Co. Ltd.	17,100	564,651
Suzuki Motor Corp.	9,400	314,853
TDK Corp.	42,600	2,854,163
Terumo Corp.	4,200	161,556
Tokyo Electric Power Co. Holdings, Inc. *	197,500	855,552
Tokyo Electron Ltd.	15,400	1,361,113
Toppan Printing Co. Ltd.	31,000	279,835
Toyo Seikan Group Holdings Ltd.	4,200	74,253
Toyota Motor Corp.	41,400	2,401,467
Yahoo Japan Corp.	268,100	1,069,400
Yamaha Corp.	45,700	1,479,371
Yamazaki Baking Co. Ltd.	8,000	196,712
Yokogawa Electric Corp.	57,700	768,670

		79,027,335

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 4.3%
ASML Holding NV	8,349	$914,975
ING Groep NV	96,440	1,190,611
Koninklijke Ahold NV *	167,575	3,816,682
Koninklijke Vopak NV	3,001	157,393
NN Group NV	51,007	1,565,937
Randstad Holding NV	11,410	518,841
Royal Dutch Shell plc, Class A	51,719	1,286,661
Royal Dutch Shell plc, Class B	97,616	2,530,763
Wolters Kluwer NV	103,117	4,408,377

		16,390,240

Singapore - 0.5%
CapitaLand Commercial Trust Ltd., REIT	273,500	319,871
DBS Group Holdings Ltd.	60,300	684,215
Oversea-Chinese Banking Corp. Ltd.	85,100	542,356
United Overseas Bank Ltd.	21,900	303,836

		1,850,278

South Africa - 0.6%
Investec plc	230,142	1,402,891
Mondi plc	48,611	1,021,317

		2,424,208

Spain - 2.9%
Aena SA(a)	32,293	4,766,766
Banco de Sabadell SA	364,449	466,907
Banco Santander SA	191,733	850,594
Endesa SA	27,385	587,127
Gas Natural SDG SA	11,618	238,844
Grifols SA	7,841	169,015
Iberdrola SA	260,889	1,773,890
Industria de Diseno Textil SA	47,775	1,771,396
Repsol SA	34,568	469,580

		11,094,119

Sweden - 2.6%
Assa Abloy AB, Class B	40,564	823,760
Hexagon AB, Class B	49,816	2,175,545
Husqvarna AB, Class B	12,631	110,238
Investor AB, Class B	8,330	304,584
Nordea Bank AB	79,939	793,832
Sandvik AB	16,107	177,237
Securitas AB, Class B	163,119	2,731,755
Skanska AB, Class B	32,396	756,859
Svenska Cellulosa AB SCA, Class B	14,930	443,136
Telefonaktiebolaget LM Ericsson, Class B	74,353	536,850
Volvo AB, Class B	90,464	1,032,906

		9,886,702

Switzerland - 8.5%
ABB Ltd. *	41,002	924,102
Actelion Ltd. *	13,431	2,330,736
Baloise Holding AG	3,204	387,947
Coca-Cola HBC AG *	33,552	779,465
Galenica AG	2,642	2,809,563
Givaudan SA	631	1,286,432
Nestle SA	55,405	4,375,005
Novartis AG	29,896	2,359,402
Roche Holding AG	24,574	6,106,605
SGS SA	640	1,434,096

INVESTMENTS	SHARES	VALUE
Switzerland - 8.5% (continued)
Sika AG	188	$915,955
Swiss Life Holding AG *	7,791	2,020,383
Swiss Re AG	45,001	4,064,420
Syngenta AG	2,276	996,757
UBS Group AG	93,438	1,276,406

		32,067,274

United Kingdom - 14.8%
3i Group plc	23,824	200,870
Admiral Group plc	12,335	327,384
Ashtead Group plc	6,649	109,272
AstraZeneca plc	4,834	313,011
Auto Trader Group plc(a)	127,653	671,068
BAE Systems plc	67,524	458,709
Barclays plc	182,556	395,785
Barratt Developments plc	425,246	2,722,439
Berkeley Group Holdings plc	20,460	683,645
BP plc	41,307	240,768
British American Tobacco plc	45,546	2,904,745
British Land Co. plc (The), REIT	80,014	655,389
BT Group plc	680,762	3,425,132
Compass Group plc	95,482	1,849,167
Diageo plc	6,622	189,678
Direct Line Insurance Group plc	508,473	2,401,892
Dixons Carphone plc	150,583	719,254
Fiat Chrysler Automobiles NV	256,749	1,631,949
GlaxoSmithKline plc	21,119	449,804
Hammerson plc, REIT	43,773	333,146
HSBC Holdings plc	694,601	5,221,155
Imperial Brands plc	25,501	1,312,553
International Consolidated Airlines Group SA	19,483	101,089
Intertek Group plc	31,611	1,427,043
J Sainsbury plc	41,134	131,014
Kingfisher plc	262,138	1,278,988
Land Securities Group plc, REIT	27,580	377,949
Legal & General Group plc	187,218	530,580
Lloyds Banking Group plc	4,300,690	3,038,505
Marks & Spencer Group plc	80,456	345,166
National Grid plc	177,198	2,502,538
Old Mutual plc	44,546	116,765
Persimmon plc	81,149	1,908,023
Prudential plc	87,891	1,558,014
Reckitt Benckiser Group plc	15,601	1,468,755
RELX plc	27,020	512,394
Rio Tinto Ltd.	10,260	408,148
Royal Mail plc	22,363	141,907
SABMiller plc	23,774	1,384,823
Sage Group plc (The)	137,032	1,309,293
Segro plc, REIT	105,872	622,006
Sky plc	119,129	1,380,719
Standard Chartered plc *	26,167	212,941
Taylor Wimpey plc	795,728	1,587,142
Unilever plc	31,184	1,475,630
Vodafone Group plc	212,804	610,306
William Hill plc	115,514	455,703
Wm Morrison Supermarkets plc	342,319	966,589
WPP plc	115,721	2,720,095

		55,788,940

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
United States - 0.6%
Shire plc	9,771	$631,824
Valeant Pharmaceuticals International, Inc. (1)*	66,052	1,620,652

		2,252,476

TOTAL COMMON STOCKS (cost $348,462,814)		360,913,938

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (cost $484,483)	4,398	598,573

SHORT-TERM INVESTMENT - 3.5%

Investment Company - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $13,089,190) (b)	13,089,190	13,089,190

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (cost $362,036,487)		374,601,701

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (c)		3,471,754

NET ASSETS - 100.0%		378,073,455

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$57,582,390	15.2%
Consumer Staples	36,804,530	9.7
Energy	15,551,002	4.1
Financials	71,694,941	19.0
Health Care	32,826,730	8.7
Industrials	52,651,271	14.0
Information Technology	35,581,247	9.4
Materials	21,548,530	5.7
Real Estate	8,873,030	2.3
Telecommunication Services	15,897,368	4.2
Utilities	12,501,472	3.3
Short-Term Investment	13,089,190	3.5

Total Investments In Securities At Value	374,601,701	99.1
Other Assets in Excess of Liabilities(c)	3,471,754	0.9

Net Assets	$378,073,455	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $10,516,333, which represents approximately 2.78% of net assets of the fund.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
144	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	$12,210,650	$12,288,240	$77,590

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$636,916	$636,916

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.5%

Brazil - 5.8%
Ambev SA, ADR (1)	18,000	$109,620
Banco Bradesco SA, ADR (1)	352,551	3,197,638
Banco Santander Brasil SA, ADR (1)	18,868	126,416
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	183,800	955,128
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	118,424	1,096,606
Cia Paranaense de Energia, ADR (1)	21,579	223,774
EDP - Energias do Brasil SA (1)	113,400	500,722
Equatorial Energia SA (1)	69,200	1,084,551
Hypermarcas SA (1)	4,200	36,329
Itau Unibanco Holding SA, ADR (1)	177,223	1,938,820
JBS SA (1)	873,100	3,173,298
Kroton Educacional SA (1)	233,600	1,070,258
Lojas Renner SA (1)	3,400	25,687
M Dias Branco SA (1)	3,700	152,066
Natura Cosmeticos SA (1)	11,000	106,410
Porto Seguro SA (1)	44,800	413,127
Qualicorp SA (1)	72,300	425,510
Raia Drogasil SA (1)	9,800	201,475
Sul America SA (1)	12,600	62,842
Telefonica Brasil SA, ADR (1)	8,329	120,521
TIM Participacoes SA, ADR (1)	25,007	306,086
Transmissora Alianca de Energia Eletrica SA (1)	18,700	120,233

		15,447,117

Chile - 1.2%
Banco Santander Chile, ADR (1)	20,889	432,193
Cencosud SA (1)	545,113	1,637,432
Cia Cervecerias Unidas SA, ADR (1)	9,318	188,131
Empresa Nacional de Electricidad SA, ADR (1)	1,100	21,824
Enersis Americas SA, ADR (1)	27,333	223,857
Enersis Chile SA, ADR (1)	47,158	224,001
Itau CorpBanca (1)	22,467,384	197,983
Latam Airlines Group SA, ADR (1)*	26,649	216,390
Sociedad Quimica y Minera de Chile SA, ADR (1)	3,206	86,241

		3,228,052

China - 26.2%
58.com, Inc., ADR (1)*(a)	4,817	229,578
Agricultural Bank of China Ltd., Class H	2,213,000	954,548
Air China Ltd., Class H	816,000	551,605
Alibaba Group Holding Ltd., ADR (1)*	67,225	7,111,733
Baidu, Inc., ADR (1)*	16,444	2,993,959
Bank of China Ltd., Class H	2,166,000	1,000,267
Bank of Communications Co. Ltd., Class H	651,000	500,716
Beijing Capital International Airport Co. Ltd., Class H	100,000	113,993
Belle International Holdings Ltd.	997,000	690,302
China Cinda Asset Management Co. Ltd., Class H	400,000	142,458
China CITIC Bank Corp. Ltd., Class H	1,489,000	995,960
China Communications Services Corp. Ltd., Class H	1,146,000	719,314
China Construction Bank Corp., Class H	5,674,000	4,261,392

INVESTMENTS	SHARES	VALUE
China - 26.2% (continued)
China Everbright Bank Co. Ltd., Class H	1,602,000	$750,288
China Galaxy Securities Co. Ltd., Class H	1,695,500	1,559,461
China Jinmao Holdings Group Ltd.	310,000	96,215
China Merchants Bank Co. Ltd., Class H	638,000	1,622,456
China Minsheng Banking Corp. Ltd., Class H	657,500	763,832
China Mobile Ltd.	522,175	6,414,590
China Overseas Land & Investment Ltd.	380,000	1,306,438
China Petroleum & Chemical Corp., Class H	638,000	471,010
China Railway Construction Corp. Ltd., Class H (a)	261,000	299,071
China Resources Land Ltd.	290,000	817,627
China Southern Airlines Co. Ltd., Class H	2,200,000	1,241,035
China Telecom Corp. Ltd., Class H	2,548,000	1,299,899
China Vanke Co. Ltd., Class H	214,000	559,471
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,586,000	983,584
CNOOC Ltd., ADR (1)	6,972	881,888
Country Garden Holdings Co. Ltd.	1,591,000	845,361
Ctrip.com International Ltd., ADR (1)*	20,700	963,999
Dongfeng Motor Group Co. Ltd., Class H	124,000	125,048
Evergrande Real Estate Group Ltd.	585,000	399,748
Far East Horizon Ltd.	234,000	222,603
Geely Automobile Holdings Ltd.	4,450,000	4,007,004
Great Wall Motor Co. Ltd., Class H	1,324,500	1,302,452
Industrial & Commercial Bank of China Ltd., Class H	5,118,000	3,248,245
JD.com, Inc., ADR (1)*(a)	41,989	1,095,493
Kingsoft Corp. Ltd. (a)	104,000	248,477
Kunlun Energy Co. Ltd.	184,000	142,236
Longfor Properties Co. Ltd.	498,000	769,322
NetEase, Inc., ADR (1)	4,926	1,186,082
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	364,714
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	817,939
PICC Property & Casualty Co. Ltd., Class H	1,436,000	2,407,556
Ping An Insurance Group Co. of China Ltd., Class H	113,000	592,367
Shui On Land Ltd.	865,500	236,528
Sino-Ocean Land Holdings Ltd.	36,500	16,945
Sinopec Engineering Group Co. Ltd., Class H	500,500	433,638
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,810,000	1,426,990
Sinopharm Group Co. Ltd., Class H	274,000	1,327,072
Sinotrans Ltd., Class H	904,000	441,721
Tencent Holdings Ltd.	209,100	5,813,406
TravelSky Technology Ltd., Class H	496,000	1,183,856
Vipshop Holdings Ltd., ADR (1)*	24,408	358,065
Weichai Power Co. Ltd., Class H	193,000	260,410

		69,569,967

Hong Kong - 0.4%
Nine Dragons Paper Holdings Ltd.	937,000	883,533
Sino Biopharmaceutical Ltd.	35,000	23,675

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 0.4% (continued)
Sun Art Retail Group Ltd. (a)	203,000	$140,409

		1,047,617

Hungary - 0.3%
MOL Hungarian Oil & Gas plc	5,533	342,783
OTP Bank plc	3,687	96,864
Richter Gedeon Nyrt	13,143	267,100

		706,747

India - 7.5%
Axis Bank Ltd., GDR	2,717	109,263
Dr. Reddy’s Laboratories Ltd., ADR (1)(a)	64,481	2,993,208
ICICI Bank Ltd., ADR (1)	223,929	1,672,749
Infosys Ltd., ADR (1)	414,717	6,544,234
Reliance Industries Ltd., GDR (b)	27,868	914,287
State Bank of India, GDR	21,014	782,340
Tata Motors Ltd., ADR (1)	148,913	5,953,542
Wipro Ltd., ADR (1)(a)	102,652	996,751

		19,966,374

Indonesia - 3.1%
Adaro Energy Tbk. PT	1,100,500	102,123
Bank Central Asia Tbk. PT	386,000	465,581
Bank Mandiri Persero Tbk. PT	397,900	343,317
Bank Rakyat Indonesia Persero Tbk. PT	906,500	850,603
Gudang Garam Tbk. PT	202,600	964,056
Indofood CBP Sukses Makmur Tbk. PT	127,900	93,094
Indofood Sukses Makmur Tbk. PT	598,400	400,201
Telekomunikasi Indonesia Persero Tbk. PT	11,539,500	3,842,511
United Tractors Tbk. PT	724,900	987,622
Waskita Karya Persero Tbk. PT	824,900	165,981

		8,215,089

Korea, Republic of - 14.9%
AMOREPACIFIC Group	1,259	190,218
CJ Corp.	999	169,625
Daelim Industrial Co. Ltd.	7,804	590,973
Dongbu Insurance Co. Ltd.	6,868	426,984
Hana Financial Group, Inc.	9,954	253,418
Hankook Tire Co. Ltd.	8,612	465,620
Hanmi Pharm Co. Ltd.	2,036	946,028
Hanwha Chemical Corp.	74,851	1,658,019
Hanwha Corp.	19,542	625,594
Hyundai Engineering & Construction Co. Ltd.	8,651	311,327
Hyundai Heavy Industries Co. Ltd. *	6,884	870,357
Hyundai Marine & Fire Insurance Co. Ltd.	43,670	1,441,737
Hyundai Mobis Co. Ltd.	5,043	1,265,572
Kangwon Land, Inc.	2,147	76,719
KB Financial Group, Inc.	28,012	963,472
Kia Motors Corp.	4,427	170,094
Korea Electric Power Corp.	57,385	2,811,074
KT Corp.	9,941	288,447
KT&G Corp.	7,195	819,362
LG Corp.	4,009	236,914
LG Uplus Corp.	97,273	1,040,293
Lotte Chemical Corp.	7,747	2,111,773
POSCO	615	127,470
Posco Daewoo Corp.	25,697	577,623

INVESTMENTS	SHARES	VALUE
Korea, Republic of - 14.9% (continued)
S-1 Corp.	1,090	$100,702
Samsung Card Co. Ltd.	2,008	91,729
Samsung Electronics Co. Ltd.	8,374	12,198,928
Shinhan Financial Group Co. Ltd.	40,656	1,489,012
SK Innovation Co. Ltd.	31,521	4,670,376
SK Telecom Co. Ltd.	1,541	315,968
S-Oil Corp.	13,643	1,013,751
Woori Bank	115,423	1,199,719

		39,518,898

Malaysia - 2.5%
AirAsia Bhd.	4,606,492	3,112,874
Genting Bhd.	85,200	163,546
IHH Healthcare Bhd.	222,700	341,092
Malayan Banking Bhd.	237,800	431,637
MISC Bhd.	171,700	313,565
Public Bank Bhd.	184,200	883,232
Tenaga Nasional Bhd.	291,300	1,007,593
YTL Corp. Bhd.	994,100	430,341

		6,683,880

Mexico - 4.0%
Alfa SAB de CV, Class A (1)	55,700	86,926
America Movil SAB de CV, Class L, ADR (1)	8,700	99,528
Cemex SAB de CV, ADR (1)*	95,613	759,167
Coca-Cola Femsa SAB de CV, ADR (1)	1,177	88,275
Fomento Economico Mexicano SAB de CV, ADR (1)	7,841	721,686
Gentera SAB de CV (1)	228,500	411,282
Gruma SAB de CV, Class B (1)	108,555	1,427,301
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	95,800	909,642
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,728	253,014
Grupo Bimbo SAB de CV, Series A (1)	114,500	301,814
Grupo Financiero Banorte SAB de CV, Class O (1)	236,300	1,239,159
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	94,209	829,039
Grupo Lala SAB de CV (1)	474,300	903,359
Grupo Mexico SAB de CV, Series B (1)	60,100	146,858
Grupo Televisa SAB, ADR (1)	27,366	703,032
Kimberly-Clark de Mexico SAB de CV, Class A (1)	441,400	998,456
OHL Mexico SAB de CV (1)*	367,300	487,214
Promotora y Operadora de Infraestructura SAB de CV (1)	14,125	151,560

		10,517,312

Peru - 0.2%
Credicorp Ltd. (1)	3,587	546,013

Philippines - 0.8%
Ayala Corp.	12,620	223,598
Bank of the Philippine Islands	56,900	123,262
BDO Unibank, Inc.	55,070	124,910
Globe Telecom, Inc.	16,480	695,775
JG Summit Holdings, Inc.	305,970	471,085

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Philippines - 0.8% (continued)
Jollibee Foods Corp.	15,650	$79,791
Metropolitan Bank & Trust Co.	62,860	110,773
PLDT, Inc.	775	27,412
Security Bank Corp.	29,520	147,337
SM Investments Corp.	9,450	131,605
Universal Robina Corp.	32,770	120,600

		2,256,148

Poland - 1.5%
Bank Pekao SA	4,603	149,033
Bank Zachodni WBK SA	2,624	213,609
Cyfrowy Polsat SA *	15,529	99,522
Enea SA *	5,114	11,391
Energa SA	14,030	27,542
Eurocash SA	102,315	1,137,952
Grupa Azoty SA	14,632	235,874
Grupa Lotos SA *	13,624	101,466
PGE Polska Grupa Energetyczna SA	59,714	158,643
Polski Koncern Naftowy ORLEN SA	60,274	1,025,091
Polskie Gornictwo Naftowe i Gazownictwo SA	506,328	669,129
Tauron Polska Energia SA *	154,667	105,243

		3,934,495

Russia - 3.4%
Gazprom PJSC, ADR (1)	350,088	1,480,872
Lukoil PJSC, ADR	29,278	1,427,680
Mobile TeleSystems PJSC, ADR (1)	273,002	2,083,005
Novatek OJSC, GDR	5,239	577,521
Rosneft OJSC, GDR	68,272	373,439
Severstal PJSC, GDR	34,296	413,863
Surgutneftegas OJSC, ADR (1)	88,464	428,166
Tatneft PJSC, ADR (1)	72,259	2,229,913

		9,014,459

South Africa - 6.5%
AngloGold Ashanti Ltd., ADR (1)*	24,357	387,763
Barloworld Ltd.	12,490	75,634
Bid Corp. Ltd.	19,957	377,214
Bidvest Group Ltd. (The)	163,770	1,931,021
Brait SE *	165,928	1,334,565
Capitec Bank Holdings Ltd.	10,795	505,844
Exxaro Resources Ltd.	32,768	201,447
Gold Fields Ltd., ADR (1)	24,457	118,616
Hyprop Investments Ltd., REIT	89,153	786,468
Imperial Holdings Ltd.	50,583	617,644
Investec Ltd.	215,765	1,324,437
Liberty Holdings Ltd.	9,745	82,793
Massmart Holdings Ltd.	7,981	68,981
Mondi Ltd.	42,353	889,921
Naspers Ltd., Class N	24,126	4,175,557
Pick n Pay Stores Ltd.	144,629	725,254
Redefine Properties Ltd., REIT	130,202	108,637
Remgro Ltd.	28,077	469,836
Resilient REIT Ltd.	80,551	673,928
Sanlam Ltd.	40,715	189,725
Sappi Ltd. *	67,977	352,099
Sasol Ltd.	9,492	259,327
Sibanye Gold Ltd., ADR (1)	30,193	426,627

INVESTMENTS	SHARES	VALUE
South Africa - 6.5% (continued)
Standard Bank Group Ltd.	43,145	$443,330
Telkom SA SOC Ltd.	92,114	406,140
Truworths International Ltd.	73,133	379,031

		17,311,839

Taiwan - 12.0%
Advanced Semiconductor Engineering, Inc.	125,000	150,120
Asustek Computer, Inc.	4,000	35,756
AU Optronics Corp.	219,000	80,396
Casetek Holdings Ltd.	227,000	831,083
Catcher Technology Co. Ltd.	224,000	1,832,885
Cathay Financial Holding Co. Ltd.	133,000	171,007
Chailease Holding Co. Ltd.	94,240	167,836
Chicony Electronics Co. Ltd.	44,872	113,808
China Airlines Ltd.	1,152,000	344,150
China Life Insurance Co. Ltd.	1,327,560	1,219,556
Compal Electronics, Inc.	824,000	510,176
CTBC Financial Holding Co. Ltd.	778,259	453,648
E.Sun Financial Holding Co. Ltd.	1,098,900	627,948
Eva Airways Corp.	307,650	140,587
Far EasTone Telecommunications Co. Ltd.	145,000	342,843
Feng TAY Enterprise Co. Ltd.	104,014	462,824
First Financial Holding Co. Ltd.	97,000	51,658
Foxconn Technology Co. Ltd.	536,929	1,583,205
Fubon Financial Holding Co. Ltd.	649,000	964,352
Hon Hai Precision Industry Co. Ltd.	1,241,493	3,141,800
Inventec Corp.	563,000	462,180
Largan Precision Co. Ltd.	5,000	609,382
Lite-On Technology Corp.	559,410	808,755
MediaTek, Inc.	15,000	115,169
Mega Financial Holding Co. Ltd.	450,000	317,433
Nien Made Enterprise Co. Ltd.	19,000	245,699
Novatek Microelectronics Corp.	28,000	99,211
Pegatron Corp.	197,000	509,837
Pou Chen Corp.	1,000,000	1,412,964
Powertech Technology, Inc.	538,000	1,398,214
Radiant Opto-Electronics Corp.	8,000	13,078
Realtek Semiconductor Corp.	171,000	564,367
Shin Kong Financial Holding Co. Ltd. *	161,000	35,520
SinoPac Financial Holdings Co. Ltd.	479,683	142,009
Taishin Financial Holding Co. Ltd.	285,025	106,348
Taiwan Fertilizer Co. Ltd.	46,000	61,764
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	275,930	8,440,699
Uni-President Enterprises Corp.	776,000	1,460,052
United Microelectronics Corp.	1,897,000	700,500
Wistron Corp.	832,402	620,855
WPG Holdings Ltd.	129,000	153,049
Zhen Ding Technology Holding Ltd.	126,000	278,248

		31,780,971

Thailand - 2.6%
Airports of Thailand PCL, NVDR	35,800	412,879
Bangkok Bank PCL, NVDR	119,400	562,087
Bumrungrad Hospital PCL, NVDR	5,200	26,245
Charoen Pokphand Foods PCL, NVDR	1,689,200	1,552,777
Delta Electronics Thailand PCL, NVDR	11,800	27,060
Home Product Center PCL, NVDR	968,800	280,400

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Thailand - 2.6% (continued)
IRPC PCL, NVDR	1,489,700	$210,428
Kasikornbank PCL, NVDR	24,100	130,857
Krung Thai Bank PCL, NVDR	257,900	131,460
PTT Exploration & Production PCL, NVDR	167,300	393,557
PTT Global Chemical PCL, NVDR	341,900	582,731
PTT PCL, NVDR	17,100	168,279
Robinson Department Store PCL, NVDR	41,400	72,757
Thai Oil PCL, NVDR	693,100	1,374,229
Thai Union Group PCL, NVDR	1,728,304	1,069,982

		6,995,728

Turkey - 1.6%
Akbank TAS	65,967	176,721
Arcelik A/S	280,879	1,976,778
Petkim Petrokimya Holding A/S	280,344	424,985
Turkiye Sise ve Cam Fabrikalari A/S	858,471	909,778
Turkiye Vakiflar Bankasi TAO, Class D	344,095	526,382
Yapi ve Kredi Bankasi A/S *	206,250	252,152

		4,266,796

TOTAL COMMON STOCKS (cost $228,937,412)		251,007,502

PREFERRED STOCKS - 1.9%

Brazil - 1.8%
Braskem SA, Class A (1)	312,800	2,412,258
Centrais Eletricas Brasileiras SA, Class B (1)*	164,000	1,211,285
Gerdau SA (1)	54,400	149,543
Itausa - Investimentos Itau SA (1)	215,941	556,427
Petroleo Brasileiro SA (1)*	92,800	390,929

		4,720,442

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	47,433	181,675

TOTAL PREFERRED STOCKS (cost $3,571,886)		4,902,117

SHORT-TERM INVESTMENT - 3.9%

Investment Company - 3.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $10,327,810) (c)	10,327,810	10,327,810

SECURITIES LENDING COLLATERAL - 1.6%
Money Market Funds - 1.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury & Agency Cash
Management, 0.21% (cost $4,314,790) (c)(d)	4,314,790	4,314,790

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.9% (cost $247,151,898)		270,552,219

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)% (e)		(5,047,639)

NET ASSETS - 100.0%		265,504,580

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,604,118	10.8%
Consumer Staples	19,347,478	7.3
Energy	20,837,548	7.8
Financials	54,711,423	20.6
Health Care	6,349,929	2.4
Industrials	16,938,490	6.4
Information Technology	61,586,836	23.2
Materials	13,656,097	5.1
Real Estate	6,616,688	2.5
Telecommunication Services	18,002,331	6.8
Utilities	9,258,681	3.5
Short-Term Investment	10,327,810	3.9
Securities Lending Collateral	4,314,790	1.6

Total Investments In Securities At Value	270,552,219	101.9
Liabilities in Excess of Other Assets (e)	(5,047,639)	(1.9)

Net Assets	$265,504,580	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $4,192,193.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $914,287, which represents approximately 0.34% of net assets of the fund.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
131	BARC	E-Mini MSCI Emerging Markets Index Futures	12/2016	$6,071,474	$5,976,875	$(94,599)

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$471,029	$471,029

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.9%

Aerospace & Defense - 3.7%
Boeing Co. (The)	3,641	$479,665
BWX Technologies, Inc.	13,593	521,563
General Dynamics Corp.	2,116	328,319
Huntington Ingalls Industries, Inc.	6,480	994,162
Lockheed Martin Corp.	397	95,169
Northrop Grumman Corp.	3,569	763,587
Raytheon Co.	10,364	1,410,851
Spirit AeroSystems Holdings, Inc., Class A *	13,227	589,131
Textron, Inc.	1,471	58,472

		5,240,919

Air Freight & Logistics - 0.1%
FedEx Corp.	883	154,242

Airlines - 1.8%
Alaska Air Group, Inc.	2,764	182,037
Delta Air Lines, Inc.	20,791	818,334
JetBlue Airways Corp. *	24,982	430,690
Southwest Airlines Co.	2,423	94,230
United Continental Holdings, Inc. *	17,753	931,500

		2,456,791

Auto Components - 0.8%
Goodyear Tire & Rubber Co. (The)	11,619	375,294
Lear Corp.	6,179	749,018

		1,124,312

Automobiles - 0.6%
Ford Motor Co.	21,575	260,410
General Motors Co.	18,491	587,459

		847,869

Banks - 6.0%
Bank of America Corp.	31,071	486,261
Citigroup, Inc.	18,832	889,435
Commerce Bancshares, Inc.	1,056	52,018
Fifth Third Bancorp	23,880	488,585
JPMorgan Chase & Co.	39,593	2,636,498
PNC Financial Services Group, Inc. (The)	8,462	762,341
Popular, Inc.	6,935	265,056
SunTrust Banks, Inc.	18,521	811,220
US Bancorp	15,558	667,283
Wells Fargo & Co.	31,342	1,387,824

		8,446,521

Beverages - 1.9%
Coca-Cola Co. (The)	9,494	401,786
Constellation Brands, Inc., Class A	5,635	938,171
Dr Pepper Snapple Group, Inc.	3,224	294,384
Molson Coors Brewing Co., Class B	5,228	574,034
PepsiCo, Inc.	3,971	431,926

		2,640,301

Biotechnology - 1.7%
Amgen, Inc.	3,595	599,682
Biogen, Inc. *	1,607	503,039
Gilead Sciences, Inc.	5,793	458,342
Intrexon Corp. *	9,181	257,252
United Therapeutics Corp. *	4,963	586,031

		2,404,346

INVESTMENTS	SHARES	VALUE
Building Products - 1.3%
AO Smith Corp.	5,431	$536,528
Lennox International, Inc.	284	44,597
Masco Corp.	9,173	314,726
Owens Corning	17,377	927,758

		1,823,609

Capital Markets - 1.3%
Bank of New York Mellon Corp. (The)	7,816	311,702
Franklin Resources, Inc.	3,474	123,570
Morgan Stanley	7,455	239,008
Nasdaq, Inc.	8,167	551,599
S&P Global, Inc.	1,350	170,856
State Street Corp.	6,314	439,644

		1,836,379

Chemicals - 2.0%
Cabot Corp.	3,468	181,758
Dow Chemical Co. (The)	12,625	654,354
EI du Pont de Nemours & Co.	4,525	303,039
Huntsman Corp.	39,783	647,269
LyondellBasell Industries NV, Class A	6,070	489,606
Monsanto Co.	2,354	240,579
Sherwin-Williams Co. (The)	159	43,989
Westlake Chemical Corp.	3,412	182,542

		2,743,136

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,937	218,106
Republic Services, Inc.	1,912	96,461
RR Donnelley & Sons Co.	4,071	63,996

		378,563

Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	42,421	391,546
Cisco Systems, Inc.	56,610	1,795,669

		2,187,215

Construction & Engineering - 0.0% (a)
Jacobs Engineering Group, Inc. *	1,257	65,012

Consumer Finance - 0.6%
Capital One Financial Corp.	8,008	575,215
Discover Financial Services	3,668	207,425

		782,640

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,201	93,426
International Paper Co.	2,490	119,470

		212,896

Distributors - 0.1%
LKQ Corp. *	2,069	73,367

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B *	11,633	1,680,620

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	30,667	1,245,387
CenturyLink, Inc.	4,548	124,752
Verizon Communications, Inc.	20,281	1,054,206

		2,424,345

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 2.6%
American Electric Power Co., Inc.	9,901	$635,743
Edison International	2,442	176,434
Exelon Corp.	16,180	538,632
Great Plains Energy, Inc.	12,700	346,583
Pinnacle West Capital Corp.	17,849	1,356,346
Xcel Energy, Inc.	13,720	564,441

		3,618,179

Electrical Equipment - 0.1%
Acuity Brands, Inc.	349	92,345

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. *	9,682	619,358
Avnet, Inc.	3,796	155,864
CDW Corp.	3,076	140,665
Corning, Inc.	21,073	498,376
Dolby Laboratories, Inc., Class A	4,427	240,342
Jabil Circuit, Inc.	3,481	75,955

		1,730,560

Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	2,585	45,522
Rowan Cos. plc, Class A	53,312	808,210

		853,732

Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	1,834	207,847
AvalonBay Communities, Inc.	848	150,808
Boston Properties, Inc.	666	90,769
Crown Castle International Corp.	1,636	154,128
Digital Realty Trust, Inc.	2,957	287,184
Equinix, Inc.	709	255,417
Equity Residential	4,132	265,812
Essex Property Trust, Inc.	218	48,549
Extra Space Storage, Inc.	2,146	170,414
Federal Realty Investment Trust	366	56,338
General Growth Properties, Inc.	3,378	93,233
HCP, Inc.	3,475	131,876
Host Hotels & Resorts, Inc.	6,659	103,681
Kimco Realty Corp.	5,802	167,968
Macerich Co. (The)	2,285	184,788
Prologis, Inc.	3,209	171,810
Public Storage	2,089	466,139
Realty Income Corp.	5,417	362,560
Simon Property Group, Inc.	3,193	660,983
Ventas, Inc.	2,509	177,211
Vornado Realty Trust	648	65,584
Welltower, Inc.	2,033	152,007
Weyerhaeuser Co.	4,966	158,614

		4,583,720

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	819	124,906
CVS Health Corp.	1,374	122,272
Kroger Co. (The)	13,438	398,840
Walgreens Boots Alliance, Inc.	1,043	84,087
Wal-Mart Stores, Inc.	27,527	1,985,247

		2,715,352

INVESTMENTS	SHARES	VALUE
Food Products - 4.1%
Archer-Daniels-Midland Co.	1,444	$60,894
Campbell Soup Co.	4,032	220,550
Hormel Foods Corp.	19,503	739,749
Ingredion, Inc.	10,323	1,373,578
JM Smucker Co. (The)	3,275	443,894
Kraft Heinz Co. (The)	2,933	262,533
Pilgrim’s Pride Corp.	23,625	498,960
Tyson Foods, Inc., Class A	28,933	2,160,427

		5,760,585

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	26,453	1,259,163
Danaher Corp.	3,850	301,801
Edwards Lifesciences Corp. *	2,296	276,806
St. Jude Medical, Inc.	674	53,758

		1,891,528

Health Care Providers & Services - 3.0%
Aetna, Inc.	6,931	800,184
Anthem, Inc.	4,394	550,612
Cigna Corp.	1,272	165,767
Express Scripts Holding Co. *	1,886	133,019
Humana, Inc.	746	131,960
Laboratory Corp. of America Holdings *	491	67,503
Quest Diagnostics, Inc.	1,408	119,159
UnitedHealth Group, Inc.	7,879	1,103,060
WellCare Health Plans, Inc. *	10,141	1,187,410

		4,258,674

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	17,122	835,896
Darden Restaurants, Inc.	10,834	664,341
International Game Technology plc	5,876	143,257
McDonald’s Corp.	2,976	343,311
Royal Caribbean Cruises Ltd.	587	43,996
Wyndham Worldwide Corp.	1,323	89,077

		2,119,878

Household Durables - 0.9%
DR Horton, Inc.	28,233	852,637
Garmin Ltd.	1,333	64,131
NVR, Inc. *	120	196,784
Whirlpool Corp.	1,096	177,727

		1,291,279

Household Products - 2.1%
Clorox Co. (The)	1,823	228,203
Procter & Gamble Co. (The)	30,428	2,730,913

		2,959,116

Industrial Conglomerates - 0.5%
3M Co.	1,376	242,492
Carlisle Cos., Inc.	1,140	116,930
General Electric Co.	10,492	310,773

		670,195

Insurance - 5.0%
Aflac, Inc.	10,547	758,013
Alleghany Corp. *	181	95,029
Allstate Corp. (The)	14,000	968,520

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 5.0% (continued)
American Financial Group, Inc.	2,020	$151,500
AmTrust Financial Services, Inc.	3,180	85,319
Assurant, Inc.	1,195	110,239
Assured Guaranty Ltd.	17,687	490,814
Chubb Ltd.	7,280	914,732
Cincinnati Financial Corp.	2,546	192,019
Everest Re Group Ltd.	2,552	484,803
Hanover Insurance Group, Inc. (The)	2,645	199,486
Hartford Financial Services Group, Inc. (The)	1,013	43,377
Old Republic International Corp.	6,568	115,728
Progressive Corp. (The)	14,022	441,693
Prudential Financial, Inc.	4,330	353,545
Reinsurance Group of America, Inc.	1,230	132,766
Travelers Cos., Inc. (The)	12,093	1,385,253
Unum Group	2,416	85,309
WR Berkley Corp.	1,227	70,872

		7,079,017

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. *	1,644	1,376,538
Priceline Group, Inc. (The) *	216	317,842

		1,694,380

Internet Software & Services - 5.1%
Akamai Technologies, Inc. *	9,542	505,631
Alphabet, Inc., Class A *	2,330	1,873,460
Alphabet, Inc., Class C *	1,898	1,475,296
eBay, Inc. *	33,289	1,095,208
Facebook, Inc., Class A *	15,643	2,006,528
LinkedIn Corp., Class A *	662	126,521
Rackspace Hosting, Inc. *	691	21,898
VeriSign, Inc. *	1,510	118,142

		7,222,684

IT Services - 2.6%
Accenture plc, Class A	7,680	938,265
Amdocs Ltd.	4,880	282,308
Cognizant Technology Solutions Corp., Class A *	5,777	275,621
Computer Sciences Corp.	12,524	653,878
Fiserv, Inc. *	889	88,429
International Business Machines Corp.	4,314	685,279
Jack Henry & Associates, Inc.	685	58,602
Leidos Holdings, Inc.	5,156	223,152
Western Union Co. (The)	6,033	125,607
Xerox Corp.	24,903	252,267

		3,583,408

Leisure Products - 0.0% (a)
Mattel, Inc.	1,399	42,362

Life Sciences Tools & Services - 0.5%
Bruker Corp.	10,533	238,572
Charles River Laboratories International, Inc. *	5,581	465,121

		703,693

Machinery - 1.3%
Illinois Tool Works, Inc.	1,471	176,285
Manitowoc Co., Inc. (The)	3,737	17,900

INVESTMENTS	SHARES	VALUE
Machinery - 1.3% (continued)
Oshkosh Corp.	9,073	$508,088
Stanley Black & Decker, Inc.	4,216	518,484
Toro Co. (The)	1,452	68,012
Trinity Industries, Inc.	21,041	508,771

		1,797,540

Media - 1.3%
CBS Corp., Class B	6,731	368,455
Charter Communications, Inc., Class A *	1,228	331,523
Comcast Corp., Class A	10,061	667,447
News Corp., Class A	11,543	161,371
Scripps Networks Interactive, Inc., Class A	4,181	265,452
TEGNA, Inc.	2,421	52,923

		1,847,171

Metals & Mining - 0.3%
Newmont Mining Corp.	2,949	115,866
Reliance Steel & Aluminum Co.	2,812	202,548
Steel Dynamics, Inc.	5,018	125,400

		443,814

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	15,826	166,173

Multiline Retail - 0.2%
Target Corp.	4,429	304,184

Multi-Utilities - 1.4%
Ameren Corp.	16,375	805,322
Consolidated Edison, Inc.	7,836	590,051
Public Service Enterprise Group, Inc.	13,273	555,740
Vectren Corp.	1,193	59,889

		2,011,002

Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. *	40,135	1,081,638
Exxon Mobil Corp.	11,170	974,918
Marathon Petroleum Corp.	2,550	103,504
Pioneer Natural Resources Co.	794	147,406
Range Resources Corp.	2,418	93,697
Spectra Energy Corp.	4,485	191,734
Tesoro Corp.	3,372	268,276
Valero Energy Corp.	13,984	741,152
World Fuel Services Corp.	2,460	113,800
WPX Energy, Inc. *	3,815	50,320

		3,766,445

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	961	85,106
Nu Skin Enterprises, Inc., Class A	3,038	196,802

		281,908

Pharmaceuticals - 3.6%
Akorn, Inc. *	4,356	118,745
Johnson & Johnson	20,901	2,469,035
Mallinckrodt plc *	1,357	94,691
Merck & Co., Inc.	18,885	1,178,613
Pfizer, Inc.	33,338	1,129,158

		4,990,242

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 0.1%
Equifax, Inc.	1,251	$168,360

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	4,543	127,113
Jones Lang LaSalle, Inc.	772	87,846

		214,959

Road & Rail - 0.2%
CSX Corp.	1,902	58,011
Norfolk Southern Corp.	714	69,301
Union Pacific Corp.	1,827	178,187

		305,499

Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	40,711	1,227,437
First Solar, Inc. *	24,910	983,696
Intel Corp.	53,805	2,031,139
Lam Research Corp.	5,492	520,147
NVIDIA Corp.	21,085	1,444,744
QUALCOMM, Inc.	1,055	72,267
Teradyne, Inc.	10,091	217,764
Texas Instruments, Inc.	18,513	1,299,242

		7,796,436

Software - 4.0%
Activision Blizzard, Inc.	14,902	660,159
CA, Inc.	1,723	56,997
Cadence Design Systems, Inc. *	5,691	145,291
Citrix Systems, Inc. *	11,843	1,009,260
Dell Technologies, Inc. *	1,069	51,098
Microsoft Corp.	53,079	3,057,350
Nuance Communications, Inc. *	2,766	40,107
Oracle Corp.	5,078	199,464
Synopsys, Inc. *	1,540	91,399
VMware, Inc., Class A *	3,131	229,659

		5,540,784

Specialty Retail - 4.1%
AutoZone, Inc. *	96	73,761
Bed Bath & Beyond, Inc.	992	42,765
Best Buy Co., Inc.	26,690	1,019,024
Foot Locker, Inc.	10,719	725,891
Home Depot, Inc. (The)	10,742	1,382,281
Lowe’s Cos., Inc.	8,664	625,627
Murphy USA, Inc. *	4,339	309,631
O’Reilly Automotive, Inc. *	1,521	426,047
Ross Stores, Inc.	4,649	298,931
TJX Cos., Inc. (The)	6,263	468,347
Urban Outfitters, Inc. *	10,031	346,270

		5,718,575

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	31,994	3,616,922
Hewlett Packard Enterprise Co.	10,466	238,101
HP, Inc.	57,536	893,534

		4,748,557

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	2,137	185,299
Michael Kors Holdings Ltd. *	22,239	1,040,563

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.2% (continued)
NIKE, Inc., Class B	8,660	$455,949

		1,681,811

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	5,186	73,797

Tobacco - 1.3%
Altria Group, Inc.	11,955	755,915
Philip Morris International, Inc.	9,499	923,493
Reynolds American, Inc.	4,087	192,702

		1,872,110

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc., Class A	1,828	134,193
United Rentals, Inc. *	2,683	210,589

		344,782

TOTAL COMMON STOCKS (cost $127,925,784)		134,467,919

EXCHANGE TRADED FUND - 2.8%
SPDR S&P 500 Fund Trust (cost $3,620,051)	18,271	3,952,017

SHORT-TERM INVESTMENT - 1.1%

Investment Company - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $1,539,169) (2)(b)	1,539,169	1,539,169

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (cost $133,085,004)		139,959,105

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		261,860

NET ASSETS - 100.0%		140,220,965

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$16,745,187	11.9%
Consumer Staples	16,229,370	11.6
Energy	4,620,177	3.3
Exchange Traded Fund	3,952,017	2.8
Financials	20,065,146	14.3
Health Care	14,248,484	10.2
Industrials	13,497,857	9.6
Information Technology	32,809,645	23.5
Materials	3,399,847	2.4
Real Estate	4,798,679	3.4
Telecommunication Services	2,424,345	1.7
Utilities	5,629,182	4.0
Short-Term Investment	1,539,169	1.1

Total Investments In Securities At Value	139,959,105	99.8
Other Assets in Excess of Liabilities	261,860	0.2

Net Assets	$140,220,965	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 9/30/2016.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.0%

Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	401	$36,535
Engility Holdings, Inc. *	270	8,505
Kratos Defense & Security Solutions, Inc. *	1,006	6,931
Moog, Inc., Class A *	137	8,157
National Presto Industries, Inc.	153	13,432
Vectrus, Inc. *	674	10,265

		83,825

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	739	10,605
Hub Group, Inc., Class A *	503	20,502

		31,107

Airlines - 0.3%
Allegiant Travel Co.	100	13,207
Hawaiian Holdings, Inc. *	353	17,156
SkyWest, Inc.	613	16,189
Virgin America, Inc. *	190	10,167

		56,719

Auto Components - 4.6%
American Axle & Manufacturing Holdings, Inc. *	7,884	135,762
Cooper Tire & Rubber Co.	3,053	116,075
Cooper-Standard Holding, Inc. *	2,111	208,567
Dorman Products, Inc. *	377	24,090
Drew Industries, Inc.	1,238	121,349
Metaldyne Performance Group, Inc.	952	15,089
Standard Motor Products, Inc.	409	19,534
Stoneridge, Inc. *	2,895	53,268
Superior Industries International, Inc.	1,578	46,015
Tenneco, Inc. *	1,746	101,739
Tower International, Inc.	710	17,111

		858,599

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	4,525

Banks - 7.4%
1st Source Corp.	596	21,274
Banc of California, Inc.	2,462	42,987
BancorpSouth, Inc.	1,587	36,818
Bank of the Ozarks, Inc.	376	14,438
Berkshire Hills Bancorp, Inc.	320	8,867
BNC Bancorp	350	8,512
Brookline Bancorp, Inc.	576	7,021
Cardinal Financial Corp.	302	7,879
Cathay General Bancorp	1,997	61,468
CenterState Banks, Inc.	1,055	18,705
Chemical Financial Corp.	955	42,144
City Holding Co.	128	6,437
Columbia Banking System, Inc.	372	12,172
Community Trust Bancorp, Inc.	222	8,238
Customers Bancorp, Inc. *	1,062	26,720
Eagle Bancorp, Inc. *	212	10,458
Enterprise Financial Services Corp.	721	22,531
Fidelity Southern Corp.	893	16,422
Financial Institutions, Inc.	266	7,211
First Busey Corp.	276	6,238

INVESTMENTS	SHARES	VALUE
Banks - 7.4% (continued)
First Citizens BancShares, Inc., Class A	167	$49,080
First Commonwealth Financial Corp.	537	5,418
First Financial Bancorp	386	8,430
First Financial Corp.	157	6,387
First Interstate BancSystem, Inc., Class A	1,069	33,684
First Merchants Corp.	770	20,598
First Midwest Bancorp, Inc.	830	16,069
Flushing Financial Corp.	411	9,749
FNB Corp.	733	9,016
Fulton Financial Corp.	3,838	55,728
Great Southern Bancorp, Inc.	426	17,338
Great Western Bancorp, Inc.	2,233	74,404
Hanmi Financial Corp.	456	12,011
Heartland Financial USA, Inc.	596	21,498
Heritage Financial Corp.	437	7,844
Hilltop Holdings, Inc. *	1,191	26,750
Home BancShares, Inc.	505	10,509
Hope Bancorp, Inc.	603	10,474
Independent Bank Corp.	103	1,734
Independent Bank Group, Inc.	131	5,786
International Bancshares Corp.	1,168	34,783
LegacyTexas Financial Group, Inc.	599	18,946
MB Financial, Inc.	1,204	45,800
NBT Bancorp, Inc.	821	26,986
Old National Bancorp	1,544	21,709
Opus Bank	155	5,482
Pacific Premier Bancorp, Inc. *	645	17,067
Peapack Gladstone Financial Corp.	219	4,908
Preferred Bank	502	17,947
PrivateBancorp, Inc.	529	24,292
Prosperity Bancshares, Inc.	1,545	84,805
Renasant Corp.	315	10,593
Sandy Spring Bancorp, Inc.	415	12,691
ServisFirst Bancshares, Inc.	133	6,904
Simmons First National Corp., Class A	152	7,585
Stock Yards Bancorp, Inc.	234	7,713
Texas Capital Bancshares, Inc. *	672	36,906
Towne Bank	1,008	24,222
TriCo Bancshares	365	9,771
Trustmark Corp.	1,520	41,891
Umpqua Holdings Corp.	2,470	37,174
Webster Financial Corp.	964	36,642
Wintrust Financial Corp.	1,079	59,960

		1,383,824

Beverages - 0.9%
Coca-Cola Bottling Co. Consolidated	132	19,557
MGP Ingredients, Inc.	1,406	56,971
National Beverage Corp. *(b)	2,293	101,007

		177,535

Biotechnology - 4.5%
Acorda Therapeutics, Inc. *	1,312	27,395
Aduro Biotech, Inc. *(b)	455	5,656
Alder Biopharmaceuticals, Inc. *	369	12,092
AMAG Pharmaceuticals, Inc. *(b)	606	14,853
Aptevo Therapeutics, Inc. *	44	113
ARIAD Pharmaceuticals, Inc. *	1,420	19,440
BioSpecifics Technologies Corp. *	389	17,766

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 4.5% (continued)
Cepheid *	747	$39,359
Eagle Pharmaceuticals, Inc. *(b)	509	35,630
Emergent BioSolutions, Inc. *	2,393	75,451
Enanta Pharmaceuticals, Inc. *	618	16,445
Exact Sciences Corp. *	1,928	35,803
Exelixis, Inc. *	4,948	63,285
Five Prime Therapeutics, Inc. *	1,800	94,482
Inovio Pharmaceuticals, Inc. *(b)	574	5,350
Kite Pharma, Inc. *(b)	139	7,765
Lexicon Pharmaceuticals, Inc. *(b)	1,133	20,473
Ligand Pharmaceuticals, Inc. *(b)	509	51,949
Myriad Genetics, Inc. *	2,785	57,315
Novavax, Inc. *(b)	2,318	4,821
PDL BioPharma, Inc.	13,390	44,856
Prothena Corp. plc (Ireland) *(b)	347	20,810
Radius Health, Inc. *	527	28,505
Repligen Corp. *	659	19,895
Retrophin, Inc. *	1,531	34,264
Spark Therapeutics, Inc. *(b)	674	40,480
TESARO, Inc. *	258	25,862
Xencor, Inc. *	1,154	28,261

		848,376

Building Products - 3.0%
American Woodmark Corp. *	679	54,707
Apogee Enterprises, Inc.	513	22,926
Gibraltar Industries, Inc. *	2,207	81,990
Insteel Industries, Inc.	4,956	179,605
Patrick Industries, Inc. *	744	46,068
Ply Gem Holdings, Inc. *	2,755	36,807
Trex Co., Inc. *	93	5,461
Universal Forest Products, Inc.	1,401	137,985

		565,549

Capital Markets - 0.3%
INTL. FCStone, Inc. *	871	33,838
Janus Capital Group, Inc.	594	8,322
Piper Jaffray Cos. *	149	7,197

		49,357

Chemicals - 2.3%
American Vanguard Corp.	513	8,239
Chase Corp.	118	8,156
Chemours Co. (The)	3,487	55,792
Chemtura Corp. *	261	8,563
FutureFuel Corp.	496	5,595
GCP Applied Technologies, Inc. *	652	18,465
Ingevity Corp. *	423	19,500
Innospec, Inc.	805	48,952
Kraton Performance Polymers, Inc. *	636	22,285
Minerals Technologies, Inc.	163	11,523
Rayonier Advanced Materials, Inc.	5,723	76,517
Stepan Co.	476	34,586
Trinseo SA	1,953	110,462

		428,635

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	206	8,178
ACCO Brands Corp. *	8,789	84,726

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.4% (continued)
Brink’s Co. (The)	197	$7,305
Deluxe Corp.	973	65,016
Ennis, Inc.	4,170	70,264
G&K Services, Inc., Class A	129	12,318
Herman Miller, Inc.	1,351	38,639
HNI Corp.	1,074	42,745
Interface, Inc.	330	5,508
Knoll, Inc.	642	14,670
Quad/Graphics, Inc.	553	14,776
Steelcase, Inc., Class A	2,073	28,794
Tetra Tech, Inc.	377	13,372
UniFirst Corp.	160	21,098
Viad Corp.	153	5,641
VSE Corp.	22	748
West Corp.	779	17,200

		450,998

Communications Equipment - 2.7%
Ciena Corp. *	1,205	26,269
Extreme Networks, Inc. *	4,013	18,018
Finisar Corp. *	2,982	88,864
Infinera Corp. *	2,001	18,069
InterDigital, Inc.	571	45,223
Ixia *	1,083	13,537
Lumentum Holdings, Inc. *	1,085	45,320
NETGEAR, Inc. *	2,597	157,093
Plantronics, Inc.	624	32,423
Sonus Networks, Inc. *	932	7,251
Ubiquiti Networks, Inc. *	823	44,031

		496,098

Construction & Engineering - 1.1%
Argan, Inc.	513	30,364
Comfort Systems USA, Inc.	390	11,431
Dycom Industries, Inc. *	433	35,411
EMCOR Group, Inc.	1,222	72,856
MasTec, Inc. *	867	25,784
MYR Group, Inc. *	223	6,712
Tutor Perini Corp. *	1,023	21,964

		204,522

Construction Materials - 0.1%
Headwaters, Inc. *	874	14,788
US Concrete, Inc. *	110	5,067

		19,855

Consumer Finance - 0.4%
First Cash Financial Services, Inc.	490	23,069
LendingClub Corp. *(b)	3,386	20,926
Nelnet, Inc., Class A	233	9,406
Regional Management Corp. *	348	7,534
World Acceptance Corp. *	410	20,107

		81,042

Containers & Packaging - 0.0% (a)
AEP Industries, Inc.	68	7,437

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	6,516

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 0.7%
American Public Education, Inc. *	2,768	$54,834
Capella Education Co.	149	8,648
Career Education Corp. *	5,761	39,117
Grand Canyon Education, Inc. *	344	13,894
K12, Inc. *	636	9,127
Strayer Education, Inc. *	113	5,275

		130,895

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc. *	3,280	13,382
FairPoint Communications, Inc. *	1,658	24,920
General Communication, Inc., Class A *	525	7,219
IDT Corp., Class B	697	12,016
Inteliquent, Inc.	692	11,169
Iridium Communications, Inc. *(b)	891	7,226
Vonage Holdings Corp. *	1,583	10,463

		86,395

Electric Utilities - 0.4%
Portland General Electric Co.	347	14,779
Spark Energy, Inc., Class A (b)	1,893	55,143

		69,922

Electrical Equipment - 0.3%
Encore Wire Corp.	442	16,252
EnerSys	337	23,317
LSI Industries, Inc.	642	7,210

		46,779

Electronic Equipment, Instruments & Components - 4.1%
AVX Corp.	825	11,377
Belden, Inc.	892	61,539
Benchmark Electronics, Inc. *	228	5,689
Coherent, Inc. *	836	92,411
CTS Corp.	344	6,398
ePlus, Inc. *	306	28,890
Fabrinet (Thailand) *	810	36,118
II-VI, Inc. *	1,298	31,580
Insight Enterprises, Inc. *	755	24,575
Methode Electronics, Inc.	1,209	42,279
Plexus Corp. *	115	5,380
Rofin-Sinar Technologies, Inc. *	213	6,854
Sanmina Corp. *	4,382	124,756
SYNNEX Corp.	855	97,564
Tech Data Corp. *	1,534	129,945
TTM Technologies, Inc. *	3,666	41,976
Vishay Intertechnology, Inc.	1,424	20,064

		767,395

Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (b)	10,130	88,030
Matrix Service Co. *	333	6,247
McDermott International, Inc. *	1,162	5,821
US Silica Holdings, Inc.	480	22,349

		122,447

Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust	671	24,317
Agree Realty Corp.	647	31,988
American Assets Trust, Inc.	285	12,363

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.9% (continued)
CBL & Associates Properties, Inc.	2,030	$24,644
Chatham Lodging Trust	678	13,051
Chesapeake Lodging Trust	556	12,732
Colony Starwood Homes (b)	606	17,392
CoreSite Realty Corp.	426	31,541
Cousins Properties, Inc.	1,930	20,149
DiamondRock Hospitality Co.	2,138	19,456
DuPont Fabros Technology, Inc.	991	40,879
EastGroup Properties, Inc.	226	16,625
Education Realty Trust, Inc.	774	33,390
FelCor Lodging Trust, Inc.	2,524	16,229
First Industrial Realty Trust, Inc.	1,399	39,480
Four Corners Property Trust, Inc.	1,072	22,866
Franklin Street Properties Corp.	1,782	22,453
GEO Group, Inc. (The) (b)	983	23,376
Global Net Lease, Inc.	1,504	12,273
Government Properties Income Trust	827	18,707
Gramercy Property Trust	3,124	30,115
Healthcare Realty Trust, Inc.	1,261	42,950
Hudson Pacific Properties, Inc.	764	25,113
Kite Realty Group Trust	646	17,907
LaSalle Hotel Properties	1,025	24,467
Lexington Realty Trust	2,658	27,377
LTC Properties, Inc.	343	17,833
Mack-Cali Realty Corp.	1,735	47,227
Medical Properties Trust, Inc.	2,557	37,767
Monmouth Real Estate Investment Corp.	2,008	28,654
Monogram Residential Trust, Inc.	1,718	18,280
National Health Investors, Inc.	344	26,997
New Senior Investment Group, Inc.	889	10,259
New York REIT, Inc.	1,150	10,522
Parkway Properties, Inc.	687	11,686
Pebblebrook Hotel Trust (b)	724	19,258
Pennsylvania REIT	778	17,917
Physicians Realty Trust	1,228	26,451
Potlatch Corp.	371	14,428
PS Business Parks, Inc.	119	13,515
QTS Realty Trust, Inc., Class A	505	26,689
Ramco-Gershenson Properties Trust	870	16,304
Retail Opportunity Investments Corp.	955	20,972
Rexford Industrial Realty, Inc.	980	22,432
RLJ Lodging Trust	1,239	26,056
Ryman Hospitality Properties, Inc.	423	20,372
Sabra Health Care REIT, Inc.	796	20,043
Select Income REIT	922	24,802
Seritage Growth Properties, Class A (b)	414	20,982
STAG Industrial, Inc.	722	17,696
Summit Hotel Properties, Inc.	1,776	23,372
Sunstone Hotel Investors, Inc.	2,588	33,101
Terreno Realty Corp.	727	20,000
Urban Edge Properties	942	26,508
Washington Prime Group, Inc.	1,731	21,430
Washington REIT	485	15,093
Xenia Hotels & Resorts, Inc.	991	15,043

		1,293,529

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	316	12,495
SpartanNash Co.	620	17,930

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 0.3% (continued)
SUPERVALU, Inc. *	2,754	$13,743
United Natural Foods, Inc. *	154	6,166
Weis Markets, Inc.	279	14,787

		65,121

Food Products - 2.8%
B&G Foods, Inc.	174	8,557
Cal-Maine Foods, Inc. (b)	1,740	67,060
Darling Ingredients, Inc. *	1,904	25,723
Dean Foods Co.	2,091	34,292
Fresh Del Monte Produce, Inc.	950	56,905
John B. Sanfilippo & Son, Inc.	1,378	70,733
Lancaster Colony Corp.	98	12,945
Omega Protein Corp. *	6,304	147,325
Sanderson Farms, Inc.	971	93,536

		517,076

Gas Utilities - 0.9%
ONE Gas, Inc.	1,344	83,113
Southwest Gas Corp.	1,194	83,413

		166,526

Health Care Equipment & Supplies - 1.7%
Anika Therapeutics, Inc. *	1,272	60,865
Cynosure, Inc., Class A *	576	29,342
ICU Medical, Inc. *	129	16,303
Integra LifeSciences Holdings Corp. *	223	18,409
iRadimed Corp. *(b)	984	16,718
LeMaitre Vascular, Inc.	739	14,662
Masimo Corp. *	934	55,564
Natus Medical, Inc. *	525	20,627
NuVasive, Inc. *	213	14,199
OraSure Technologies, Inc. *	3,554	28,325
Penumbra, Inc. *	257	19,529
TransEnterix, Inc. *(b)	11,125	18,801

		313,344

Health Care Providers & Services - 1.6%
Aceto Corp.	553	10,502
Amedisys, Inc. *	292	13,853
AMN Healthcare Services, Inc. *	1,407	44,841
BioTelemetry, Inc. *	2,495	46,332
Chemed Corp.	304	42,885
Healthways, Inc. *	1,135	30,032
LHC Group, Inc. *	163	6,011
Molina Healthcare, Inc. *	702	40,941
Nobilis Health Corp. *(b)	1,861	6,234
Select Medical Holdings Corp. *	452	6,102
Triple-S Management Corp., Class B *	2,220	48,685

		296,418

Health Care Technology - 0.4%
HMS Holdings Corp. *	2,445	54,206
Press Ganey Holdings, Inc. *	369	14,907

		69,113

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc.	378	6,517
Boyd Gaming Corp. *	523	10,345
Caesars Entertainment Corp. *(b)	2,794	20,815

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.6% (continued)
Carrols Restaurant Group, Inc. *	724	$9,564
Cracker Barrel Old Country Store, Inc.	321	42,443
Dave & Buster’s Entertainment, Inc. *	824	32,284
Eldorado Resorts, Inc. *	5,370	75,502
Isle of Capri Casinos, Inc. *	867	19,317
Jack in the Box, Inc.	113	10,841
Marcus Corp. (The)	373	9,340
Marriott Vacations Worldwide Corp.	222	16,277
Papa John’s International, Inc. (b)	116	9,146
Ruth’s Hospitality Group, Inc.	1,008	14,233
Sonic Corp.	209	5,472
Texas Roadhouse, Inc.	339	13,231

		295,327

Household Durables - 1.6%
Bassett Furniture Industries, Inc.	1,542	35,851
Beazer Homes USA, Inc. *	4,875	56,842
Ethan Allen Interiors, Inc.	830	25,954
Flexsteel Industries, Inc.	79	4,086
Helen of Troy Ltd. *	182	15,683
Hooker Furniture Corp.	716	17,535
KB Home (b)	2,196	35,400
La-Z-Boy, Inc.	1,426	35,023
LGI Homes, Inc. *(b)	980	36,103
TopBuild Corp. *	651	21,613
ZAGG, Inc. *	1,092	8,845

		292,935

Household Products - 0.2%
Central Garden & Pet Co., Class A *	1,088	26,983
HRG Group, Inc. *	1,172	18,400

		45,383

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	296	14,329

Insurance - 4.6%
Ambac Financial Group, Inc. *	1,669	30,693
American Equity Investment Life Holding Co.	456	8,085
AMERISAFE, Inc.	595	34,974
Argo Group International Holdings Ltd.	1,063	59,975
CNO Financial Group, Inc.	5,135	78,412
Employers Holdings, Inc.	3,538	105,539
Enstar Group Ltd. *	107	17,598
FBL Financial Group, Inc., Class A	333	21,302
Federated National Holding Co.	1,081	20,204
Genworth Financial, Inc., Class A *	7,815	38,762
HCI Group, Inc.	253	7,681
Heritage Insurance Holdings, Inc.	2,226	32,077
Horace Mann Educators Corp.	851	31,189
Infinity Property & Casualty Corp.	97	8,015
James River Group Holdings Ltd.	518	18,752
Maiden Holdings Ltd.	1,955	24,809
National General Holdings Corp.	765	17,014
National Western Life Group, Inc., Class A	55	11,295
Navigators Group, Inc. (The)	423	40,997
Primerica, Inc. (b)	1,275	67,613
Selective Insurance Group, Inc.	1,516	60,428
United Fire Group, Inc.	1,204	50,953

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 4.6% (continued)
United Insurance Holdings Corp.	1,339	$22,736
Universal Insurance Holdings, Inc.	1,887	47,552

		856,655

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	1,397	12,811
Nutrisystem, Inc.	525	15,587
PetMed Express, Inc. (b)	397	8,051

		36,449

Internet Software & Services - 1.8%
Brightcove, Inc. *	1,141	14,890
Cimpress NV (Netherlands) *(b)	195	19,730
Five9, Inc. *	876	13,736
GrubHub, Inc. *	136	5,847
j2 Global, Inc.	993	66,144
LogMeIn, Inc.	424	38,325
MeetMe, Inc. *	11,653	72,248
NIC, Inc.	580	13,630
RetailMeNot, Inc. *	1,389	13,737
Shutterstock, Inc. *	436	27,773
Stamps.com, Inc. *	523	49,429
Web.com Group, Inc. *	296	5,112

		340,601

IT Services - 3.0%
CACI International, Inc., Class A *	437	44,093
Cardtronics plc *	240	10,704
Convergys Corp.	2,846	86,575
CSG Systems International, Inc.	1,857	76,750
Everi Holdings, Inc. *	3,983	9,838
ExlService Holdings, Inc. *	628	31,300
Hackett Group, Inc. (The)	3,816	63,040
NeuStar, Inc., Class A *(b)	3,049	81,073
Science Applications International Corp.	428	29,690
Sykes Enterprises, Inc. *	3,004	84,503
Syntel, Inc.	631	26,445
TeleTech Holdings, Inc.	430	12,466

		556,477

Leisure Products - 1.4%
JAKKS Pacific, Inc. *(b)	883	7,629
Nautilus, Inc. *	2,029	46,099
Smith & Wesson Holding Corp. *(b)	6,293	167,331
Sturm Ruger & Co., Inc.	811	46,843

		267,902

Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	1,591	70,736
INC Research Holdings, Inc., Class A *	705	31,429
PRA Health Sciences, Inc. *	319	18,027

		120,192

Machinery - 3.4%
Alamo Group, Inc.	544	35,844
Altra Industrial Motion Corp.	431	12,486
American Railcar Industries, Inc.	139	5,764
Astec Industries, Inc.	166	9,939
Barnes Group, Inc.	736	29,845
Douglas Dynamics, Inc.	481	15,363

INVESTMENTS	SHARES	VALUE
Machinery - 3.4% (continued)
Energy Recovery, Inc. *(b)	5,445	$87,011
Federal Signal Corp.	846	11,218
FreightCar America, Inc.	526	7,564
Global Brass & Copper Holdings, Inc.	1,620	46,802
Greenbrier Cos., Inc. (The)	2,259	79,743
Hillenbrand, Inc.	227	7,182
John Bean Technologies Corp.	342	24,128
Joy Global, Inc.	988	27,407
Kadant, Inc.	399	20,792
Lydall, Inc. *	679	34,717
Meritor, Inc. *	783	8,715
Mueller Industries, Inc.	234	7,586
Standex International Corp.	405	37,612
Supreme Industries, Inc., Class A	3,033	58,537
Wabash National Corp. *	5,342	76,070

		644,325

Marine - 0.1%
Matson, Inc.	320	12,762

Media - 1.4%
Gannett Co., Inc.	6,569	76,463
Gray Television, Inc. *	3,135	32,479
Media General, Inc. *	744	13,712
Meredith Corp.	227	11,802
MSG Networks, Inc., Class A *	724	13,474
New Media Investment Group, Inc.	1,963	30,426
New York Times Co. (The), Class A	1,221	14,591
Nexstar Broadcasting Group, Inc., Class A (b)	545	31,452
Sinclair Broadcast Group, Inc., Class A	1,366	39,450

		263,849

Metals & Mining - 2.0%
AK Steel Holding Corp. *(b)	6,284	30,352
Cliffs Natural Resources, Inc. *(b)	14,752	86,299
Coeur Mining, Inc. *	1,480	17,508
Commercial Metals Co.	2,391	38,710
Hecla Mining Co.	3,653	20,822
Olympic Steel, Inc.	1,401	30,962
Ryerson Holding Corp. *	3,751	42,349
Worthington Industries, Inc.	2,326	111,718

		378,720

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	1,429	23,393
Capstead Mortgage Corp.	2,798	26,385
Colony Capital, Inc., Class A	962	17,537
CYS Investments, Inc.	4,773	41,621
Invesco Mortgage Capital, Inc.	2,024	30,825
New Residential Investment Corp.	2,914	40,242
PennyMac Mortgage Investment Trust	713	11,109
Redwood Trust, Inc.	1,499	21,226

		212,338

Multiline Retail - 0.1%
Big Lots, Inc.	313	14,946

Multi-Utilities - 0.0% (a)
Avista Corp.	153	6,394

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.6%
Callon Petroleum Co. *	430	$6,751
Gener8 Maritime, Inc. *	2,468	12,636
Jones Energy, Inc., Class A *(b)	4,328	15,408
Oasis Petroleum, Inc. *	1,721	19,740
Renewable Energy Group, Inc. *	1,946	16,483
REX American Resources Corp. *	119	10,086
RSP Permian, Inc. *	363	14,077
Scorpio Tankers, Inc. (Monaco)	3,881	17,969

		113,150

Paper & Forest Products - 0.3%
Clearwater Paper Corp. *	200	12,934
Neenah Paper, Inc.	279	22,044
PH Glatfelter Co.	1,161	25,170

		60,148

Personal Products - 1.1%
Medifast, Inc.	218	8,238
Natural Health Trends Corp. (b)	3,147	88,934
Revlon, Inc., Class A *	311	11,439
USANA Health Sciences, Inc. *	663	91,726

		200,337

Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc. *	1,845	35,000
Corcept Therapeutics, Inc. *	2,054	13,351
Heska Corp. *	314	17,091
Horizon Pharma plc *(b)	1,358	24,620
Innoviva, Inc. *(b)	1,303	14,320
Lannett Co., Inc. *	282	7,493
Phibro Animal Health Corp., Class A	288	7,828
Prestige Brands Holdings, Inc. *	750	36,202
SciClone Pharmaceuticals, Inc. *	6,357	65,159
Supernus Pharmaceuticals, Inc. *	1,368	33,831

		254,895

Professional Services - 2.0%
Barrett Business Services, Inc.	1,108	54,968
CBIZ, Inc. *	559	6,255
FTI Consulting, Inc. *	150	6,684
Huron Consulting Group, Inc. *	92	5,498
ICF International, Inc. *	362	16,044
Insperity, Inc.	1,970	143,101
Kelly Services, Inc., Class A	993	19,085
Kforce, Inc.	277	5,676
Mistras Group, Inc. *	970	22,766
Navigant Consulting, Inc. *	693	14,012
On Assignment, Inc. *	656	23,806
Resources Connection, Inc.	532	7,948
RPX Corp. *	745	7,964
TrueBlue, Inc. *	1,930	43,734

		377,541

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	361	13,870

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Energy Industries, Inc. *	2,873	135,950
Advanced Micro Devices, Inc. *	6,422	44,376

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.9% (continued)
Alpha & Omega Semiconductor Ltd. *	849	$18,440
Ambarella, Inc. *	653	48,067
Amkor Technology, Inc. *	7,054	68,565
Cirrus Logic, Inc. *	2,340	124,371
Entegris, Inc. *	893	15,556
GigPeak, Inc. *	4,744	11,148
Inphi Corp. *	1,088	47,339
Integrated Device Technology, Inc. *	3,468	80,111
Intersil Corp., Class A	1,374	30,132
IXYS Corp.	644	7,760
MaxLinear, Inc., Class A *	5,779	117,140
Microsemi Corp. *	1,020	42,820
MKS Instruments, Inc.	1,001	49,780
Monolithic Power Systems, Inc.	99	7,970
NeoPhotonics Corp. *	3,353	54,788
Photronics, Inc. *	4,449	45,869
Power Integrations, Inc.	321	20,233
Rambus, Inc. *	447	5,588
Rudolph Technologies, Inc. *	1,202	21,323
Silicon Laboratories, Inc. *	138	8,114
Synaptics, Inc. *	998	58,463
Tessera Technologies, Inc.	873	33,558

		1,097,461

Software - 2.6%
8x8, Inc. *	576	8,888
AVG Technologies NV *	886	22,159
BroadSoft, Inc. *	448	20,854
Ebix, Inc.	1,281	72,825
Ellie Mae, Inc. *	548	57,704
Fair Isaac Corp.	251	31,272
Fleetmatics Group plc *	438	26,271
Gigamon, Inc. *	841	46,087
Mentor Graphics Corp.	1,717	45,398
Mitek Systems, Inc. *	5,994	49,690
Paycom Software, Inc. *	234	11,730
Progress Software Corp. *	223	6,066
Qualys, Inc. *	204	7,791
Rubicon Project, Inc. (The) *	1,781	14,747
Take-Two Interactive Software, Inc. *	1,073	48,371
TiVo Corp. *	1,058	20,610
VASCO Data Security International, Inc. *	371	6,533

		496,996

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	319	5,069
American Eagle Outfitters, Inc. (b)	4,259	76,066
Asbury Automotive Group, Inc. *	105	5,845
Build-A-Bear Workshop, Inc. *	584	6,050
Caleres, Inc.	708	17,905
Cato Corp. (The), Class A	167	5,493
Children’s Place, Inc. (The)	466	37,219
Citi Trends, Inc.	401	7,992
Express, Inc. *	3,983	46,960
Francesca’s Holdings Corp. *	1,228	18,948
Genesco, Inc. *	158	8,605
Haverty Furniture Cos., Inc.	305	6,112
Kirkland’s, Inc. *	677	8,246
Lithia Motors, Inc., Class A	291	27,796

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 1.9% (continued)
Office Depot, Inc.	13,694	$48,888
Select Comfort Corp. *	489	10,562
Shoe Carnival, Inc.	500	13,330

		351,086

Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. *	2,649	62,358
Super Micro Computer, Inc. *	1,966	45,945

		108,303

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. *	99	5,895
Movado Group, Inc.	3,049	65,493
Vera Bradley, Inc. *	1,936	29,330

		100,718

Thrifts & Mortgage Finance - 2.4%
BofI Holding, Inc. *(b)	505	11,312
Dime Community Bancshares, Inc.	673	11,279
Essent Group Ltd. *	744	19,798
EverBank Financial Corp.	1,057	20,464
Federal Agricultural Mortgage Corp., Class C	468	18,486
First Defiance Financial Corp.	680	30,355
Flagstar Bancorp, Inc. *	573	15,901
HomeStreet, Inc. *	697	17,467
Meta Financial Group, Inc.	152	9,213
MGIC Investment Corp. *	11,813	94,504
Oritani Financial Corp.	488	7,671
Provident Financial Services, Inc.	940	19,956
Radian Group, Inc.	2,527	34,241
United Financial Bancorp, Inc.	473	6,546
Walker & Dunlop, Inc. *	1,972	49,813
Washington Federal, Inc.	2,612	69,688
WSFS Financial Corp.	309	11,275

		447,969

Tobacco - 0.1%
Universal Corp.	169	9,839
Vector Group Ltd. (b)	774	16,661

		26,500

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	115	5,375
H&E Equipment Services, Inc.	1,259	21,101

		26,476

Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. *	3,872	12,894
Shenandoah Telecommunications Co.	1,272	34,611
Spok Holdings, Inc.	610	10,870

		58,375

TOTAL COMMON STOCKS (cost $15,883,410)		17,792,888

EXCHANGE TRADED FUND - 3.7%
iShares Russell 2000 Fund (cost $661,734)	5,687	706,383

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 1.5%

Investment Company - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $276,531) (2)(c)	276,531	$276,531

SECURITIES LENDING COLLATERAL - 7.5%

Money Market Funds - 7.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury & Agency Cash Management, 0.21%
(cost $1,409,090) (2)(c)(d)	1,409,090	1,409,090

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.7% (cost $18,230,765)		20,184,892

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7%)		(1,449,894)

NET ASSETS - 100.0%		18,734,998

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,623,747	14.0%
Consumer Staples	1,031,951	5.5
Energy	235,597	1.3
Exchange Traded Fund	706,383	3.7
Financials	3,031,184	16.2
Health Care	1,902,337	10.2
Industrials	2,500,604	13.3
Information Technology	3,863,332	20.5
Materials	894,796	4.8
Real Estate	1,307,399	7.0
Telecommunication Services	144,770	0.8
Utilities	257,171	1.4
Short-Term Investment	276,531	1.5
Securities Lending Collateral	1,409,090	7.5

Total Investments In Securities At Value	20,184,892	107.7
Liabilities in Excess of Other Assets	(1,449,894)	(7.7)

Net Assets	$18,734,998	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $1,372,811.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Australia - 5.9%
Amcor Ltd.	10,220	$119,035
Aristocrat Leisure Ltd.	55,936	680,569
Australia & New Zealand Banking Group Ltd.	4,457	94,941
BHP Billiton Ltd.	31,889	552,397
Caltex Australia Ltd.	31,189	824,599
CIMIC Group Ltd.	47,449	1,050,876
Cochlear Ltd.	1,786	193,590
Commonwealth Bank of Australia	5,831	325,155
CSL Ltd.	2,228	183,210
Dexus Property Group, REIT	33,527	235,647
Flight Centre Travel Group Ltd.	5,956	166,736
Fortescue Metals Group Ltd.	266,270	1,019,169
Goodman Group, REIT	30,886	173,106
GPT Group (The), REIT	19,876	77,398
Harvey Norman Holdings Ltd.	18,350	73,454
Macquarie Group Ltd.	5,407	341,963
Newcrest Mining Ltd.	7,367	124,356
Qantas Airways Ltd.	23,435	56,287
REA Group Ltd.	8,300	361,008
Scentre Group, REIT	71,981	259,865
Tabcorp Holdings Ltd.	100,805	386,017
Treasury Wine Estates Ltd.	62,484	530,282
Westpac Banking Corp.	8,476	192,847
Woodside Petroleum Ltd.	5,055	112,083

		8,134,590

Belgium - 1.6%
Ageas	23,767	869,002
Anheuser-Busch InBev SA/NV	2,486	326,929
Colruyt SA	4,779	265,405
Groupe Bruxelles Lambert SA	1,467	130,215
KBC Group NV	4,025	234,963
Proximus SADP	2,159	64,589
Umicore SA	5,280	331,526

		2,222,629

Canada - 7.3%
Alimentation Couche-Tard, Inc., Class B (1)	9,374	454,285
Bank of Montreal (1)	8,976	588,183
Bank of Nova Scotia (The) (1)	15,059	797,974
Barrick Gold Corp. (1)	15,584	275,937
Canadian Imperial Bank of Commerce (1)	5,176	401,352
Canadian Tire Corp. Ltd., Class A (1)	2,858	286,203
CCL Industries, Inc., Class B (1)	491	94,540
CGI Group, Inc., Class A (1)*	18,964	903,282
Constellation Software, Inc. (1)	288	129,829
Dollarama, Inc. (1)	1,471	114,848
First Quantum Minerals Ltd. (1)	82,158	680,084
George Weston Ltd. (1)	1,936	161,497
Great-West Lifeco, Inc. (1)	2,283	56,190
Kinross Gold Corp. (1)*	38,304	161,455
Loblaw Cos. Ltd. (1)	1,505	77,432
Metro, Inc. (1)	7,934	260,465
Open Text Corp. (1)	22,960	1,487,207
Royal Bank of Canada (1)	20,862	1,292,157
Saputo, Inc. (1)	10,524	365,707
Seven Generations Energy Ltd., Class A (1)*	9,156	220,394
Sun Life Financial, Inc. (1)	3,446	112,131
Toronto-Dominion Bank (The) (1)	27,150	1,205,241

		10,126,393

INVESTMENTS	SHARES	VALUE
China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	537,600	$297,393

Denmark - 2.0%
DSV A/S	8,024	400,359
Genmab A/S *	3,873	662,875
ISS A/S	8,807	365,972
Novo Nordisk A/S, Class B	12,560	523,485
Pandora A/S	2,308	279,544
Vestas Wind Systems A/S	6,065	500,991
William Demant Holding A/S *	3,393	69,242

		2,802,468

Finland - 1.3%
Kone OYJ, Class B	2,138	108,540
Neste OYJ	31,096	1,326,430
Nokia OYJ	42,143	244,276
Orion OYJ, Class B	3,101	122,253
UPM-Kymmene OYJ	2,816	59,459

		1,860,958

France - 8.5%
Airbus Group SE	1,221	74,055
Atos SE	8,793	946,643
AXA SA	19,281	409,956
BNP Paribas SA	19,306	992,977
Capgemini SA	2,295	225,010
Cie Generale des Etablissements Michelin	6,126	678,363
CNP Assurances	67,240	1,129,694
Gecina SA, REIT	483	76,116
L’Oreal SA	4,096	774,183
Orange SA	38,802	607,932
Peugeot SA *	47,834	730,462
Publicis Groupe SA	2,866	216,864
Renault SA	10,492	863,168
Sanofi	4,054	308,716
SCOR SE	6,374	198,219
Societe BIC SA	872	128,925
Societe Generale SA	12,656	437,825
Sodexo SA	5,427	646,463
Thales SA	8,824	812,522
TOTAL SA	16,452	782,467
Unibail-Rodamco SE, REIT	333	89,788
Valeo SA	6,156	359,318
Vinci SA	2,881	220,622

		11,710,288

Germany - 8.4%
adidas AG	6,955	1,209,645
Allianz SE	6,822	1,013,819
Bayer AG	1,003	100,732
Continental AG	1,698	357,771
Covestro AG (a)	6,569	388,741
Deutsche Lufthansa AG	92,328	1,029,305
Deutsche Post AG	7,039	220,380
Deutsche Telekom AG	23,191	389,621
Fresenius SE & Co. KGaA	2,780	222,071
Hannover Rueck SE	3,736	400,482
HeidelbergCement AG	4,124	390,014
Infineon Technologies AG	118,459	2,112,305
METRO AG	10,806	321,649

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.4% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,107	$767,048
OSRAM Licht AG	8,951	525,839
SAP SE	6,543	598,373
Siemens AG	12,219	1,432,804
Vonovia SE	3,353	127,109

		11,607,708

Hong Kong - 3.2%
BOC Hong Kong Holdings Ltd.	118,000	401,483
CK Hutchison Holdings Ltd.	9,500	121,431
CLP Holdings Ltd.	44,000	455,711
Hang Seng Bank Ltd.	2,200	39,493
Henderson Land Development Co. Ltd.	7,040	42,006
Hong Kong Exchanges and Clearing Ltd.	8,300	219,662
Link REIT	13,000	95,967
NWS Holdings Ltd.	50,000	83,791
PCCW Ltd.	30,000	18,477
Sino Land Co. Ltd.	66,000	117,634
WH Group Ltd. (a)	2,317,500	1,873,103
Wheelock & Co. Ltd.	28,000	166,314
Yue Yuen Industrial Holdings Ltd.	182,000	752,178

		4,387,250

Italy - 1.5%
Assicurazioni Generali SpA	4,055	49,487
Enel SpA	160,694	716,169
Eni SpA	5,508	79,372
Leonardo-Finmeccanica SpA *	34,580	391,953
Mediobanca SpA	15,122	98,420
Prysmian SpA	14,433	377,935
Snam SpA	33,809	187,466
Terna Rete Elettrica Nazionale SpA	27,302	140,730
UnipolSai SpA	33,760	54,968

		2,096,500

Japan - 21.3%
Acom Co. Ltd. *	16,500	77,790
AEON Financial Service Co. Ltd.	800	14,003
Amada Holdings Co. Ltd.	90,900	945,569
Astellas Pharma, Inc.	25,700	401,410
Bandai Namco Holdings, Inc.	6,900	211,196
Bridgestone Corp.	11,600	427,388
Central Japan Railway Co.	3,400	582,097
Chubu Electric Power Co., Inc.	30,800	448,155
Credit Saison Co. Ltd.	2,900	48,147
Dai-ichi Life Insurance Co. Ltd. (The)	15,200	208,537
Daiichi Sankyo Co. Ltd.	23,800	571,876
Daikin Industries Ltd.	1,400	130,642
Daiwa House Industry Co. Ltd.	4,400	120,757
Fuji Heavy Industries Ltd.	56,300	2,112,348
FUJIFILM Holdings Corp.	4,000	148,172
GungHo Online Entertainment, Inc.	16,400	40,298
Hakuhodo DY Holdings, Inc.	5,100	59,773
Hisamitsu Pharmaceutical Co., Inc.	1,800	97,290
Hitachi Chemical Co. Ltd.	31,500	723,773
Hitachi High-Technologies Corp.	9,900	396,307
Honda Motor Co. Ltd.	5,400	155,846
Hoya Corp.	2,100	84,478

INVESTMENTS	SHARES	VALUE
Japan - 21.3% (continued)
Idemitsu Kosan Co. Ltd.	15,400	$318,844
Iida Group Holdings Co. Ltd.	1,100	22,135
ITOCHU Corp.	77,200	971,915
Japan Real Estate Investment Corp., REIT	9	53,819
Japan Tobacco, Inc.	7,900	323,388
JGC Corp.	3,000	52,226
JTEKT Corp.	13,900	208,778
Kaneka Corp.	14,000	110,844
Kao Corp.	1,500	84,807
KDDI Corp.	17,300	535,989
Komatsu Ltd.	5,200	119,284
Konami Holdings Corp.	28,800	1,112,841
Kuraray Co. Ltd.	12,200	180,987
Kurita Water Industries Ltd.	7,000	166,329
Kyocera Corp.	1,300	62,469
Mazda Motor Corp.	3,800	58,299
Medipal Holdings Corp.	4,000	69,337
MEIJI Holdings Co. Ltd.	700	69,503
Mitsubishi Chemical Holdings Corp.	16,200	101,564
Mitsubishi Electric Corp.	86,000	1,102,237
Mitsubishi Estate Co. Ltd.	9,000	168,899
Mitsubishi Tanabe Pharma Corp.	17,900	383,390
Mitsubishi UFJ Financial Group, Inc.	123,200	624,142
Mitsui Chemicals, Inc.	132,000	627,891
Mitsui Fudosan Co. Ltd.	7,000	148,921
Mixi, Inc.	6,400	231,878
Mizuho Financial Group, Inc.	490,900	827,382
Nexon Co. Ltd.	26,600	417,849
Nikon Corp.	60,100	897,549
Nippon Telegraph & Telephone Corp.	48,000	2,195,327
Nitto Denko Corp.	4,700	305,245
Nomura Real Estate Holdings, Inc.	2,700	45,639
Nomura Real Estate Master Fund, Inc., REIT	65	108,411
NTT Data Corp.	1,000	49,944
NTT DOCOMO, Inc.	10,400	264,191
Obayashi Corp.	15,600	154,733
ORIX Corp.	9,700	143,101
Otsuka Holdings Co. Ltd.	7,900	360,103
Sekisui House Ltd.	4,400	74,961
Shin-Etsu Chemical Co. Ltd.	4,700	327,932
Shionogi & Co. Ltd.	10,400	532,829
Sompo Japan Nipponkoa Holdings, Inc.	8,700	257,845
Sumitomo Corp.	25,200	282,105
Sumitomo Dainippon Pharma Co. Ltd.	25,200	488,091
Sumitomo Heavy Industries Ltd.	8,000	39,528
Sumitomo Mitsui Financial Group, Inc.	23,000	776,931
Sumitomo Mitsui Trust Holdings, Inc.	1,700	55,542
Suzuken Co. Ltd.	6,500	214,633
TDK Corp.	16,500	1,105,486
Terumo Corp.	2,600	100,011
Tokyo Electric Power Co. Holdings, Inc. *	274,200	1,187,809
Tokyo Electron Ltd.	4,400	388,889
Toppan Printing Co. Ltd.	10,000	90,269
Toyo Seikan Group Holdings Ltd.	5,000	88,396
Toyota Motor Corp.	14,800	858,495
Yamaha Corp.	16,700	540,602
Yamazaki Baking Co. Ltd.	2,000	49,178
Yokogawa Electric Corp.	26,100	347,700

		29,493,274

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 4.4%
ASML Holding NV	411	$45,042
ING Groep NV	28,255	348,825
Koninklijke Ahold NV *	65,090	1,482,488
NN Group NV	33,697	1,034,512
Randstad Holding NV	2,263	102,904
Royal Dutch Shell plc, Class A	24,398	606,971
Royal Dutch Shell plc, Class B	35,605	923,085
Wolters Kluwer NV	37,262	1,592,996

		6,136,823

Singapore - 0.4%
CapitaLand Commercial Trust Ltd., REIT	42,100	49,238
DBS Group Holdings Ltd.	14,300	162,260
Oversea-Chinese Banking Corp. Ltd.	24,900	158,692
United Overseas Bank Ltd.	2,900	40,234
Wilmar International Ltd.	73,900	175,452

		585,876

South Africa - 0.6%
Investec plc	95,068	579,512
Mondi plc	13,262	278,635

		858,147

Spain - 3.0%
Aena SA (a)	12,640	1,865,789
Banco de Sabadell SA	129,798	166,288
Banco Santander SA	108,089	479,520
Endesa SA	12,688	272,027
Gas Natural SDG SA	2,169	44,591
Iberdrola SA	116,796	794,143
Industria de Diseno Textil SA	9,890	366,701
Repsol SA	8,580	116,553

		4,105,612

Sweden - 2.8%
Assa Abloy AB, Class B	8,111	164,715
Hexagon AB, Class B	25,991	1,135,069
Husqvarna AB, Class B	4,651	40,592
Investor AB, Class B	2,740	100,187
Nordea Bank AB	30,977	307,616
Sandvik AB	3,692	40,626
Securitas AB, Class B	58,843	985,444
Skanska AB, Class B	16,306	380,953
Svenska Cellulosa AB SCA, Class B	4,374	129,824
Swedish Match AB	1,210	44,397
Telefonaktiebolaget LM Ericsson, Class B	21,784	157,287
Volvo AB, Class B	32,418	370,145

		3,856,855

Switzerland - 8.6%
ABB Ltd. *	12,689	285,984
Actelion Ltd. *	3,836	665,676
Baloise Holding AG	3,966	480,211
Coca-Cola HBC AG *	14,323	332,746
Galenica AG	1,193	1,268,664
Givaudan SA	123	250,762
Nestle SA	20,202	1,595,232
Novartis AG	9,023	712,098
Roche Holding AG	9,686	2,406,957

INVESTMENTS	SHARES	VALUE
Switzerland - 8.6% (continued)
SGS SA	366	$820,124
Sika AG	35	170,524
Swiss Life Holding AG *	2,494	646,751
Swiss Re AG	15,507	1,400,568
Syngenta AG	667	292,108
UBS Group AG	37,004	505,492

		11,833,897

United Kingdom - 14.7%
3i Group plc	6,980	58,851
Admiral Group plc	8,136	215,938
Aggreko plc	3,484	42,953
Anglo American plc *	4,704	58,663
Ashtead Group plc	7,752	127,399
Auto Trader Group plc (a)	77,829	409,145
BAE Systems plc	19,261	130,845
Barclays plc	102,789	222,849
Barratt Developments plc	152,801	978,237
Berkeley Group Holdings plc	18,184	607,595
BP plc	40,806	237,847
British American Tobacco plc	16,289	1,038,848
British Land Co. plc (The), REIT	9,564	78,338
BT Group plc	181,125	911,298
Compass Group plc	42,854	829,939
Diageo plc	5,686	162,867
Direct Line Insurance Group plc	144,477	682,471
Dixons Carphone plc	38,595	184,347
Fiat Chrysler Automobiles NV	101,468	644,951
GlaxoSmithKline plc	8,398	178,865
Hammerson plc, REIT	5,925	45,094
HSBC Holdings plc	275,889	2,073,794
Imperial Brands plc	6,967	358,596
Intertek Group plc	9,487	428,280
J Sainsbury plc	14,761	47,015
Kingfisher plc	79,044	385,661
Land Securities Group plc, REIT	4,025	55,158
Legal & General Group plc	34,823	98,689
Lloyds Banking Group plc	1,369,355	967,471
Marks & Spencer Group plc	41,733	179,040
National Grid plc	53,255	752,111
Old Mutual plc	20,110	52,713
Persimmon plc	29,480	693,151
Prudential plc	37,850	670,954
Reckitt Benckiser Group plc	6,067	571,177
RELX plc	7,916	150,115
Rio Tinto Ltd.	3,006	119,580
Royal Mail plc	6,552	41,577
SABMiller plc	9,366	545,565
Sage Group plc (The)	39,230	374,829
Segro plc, REIT	63,452	372,785
Sky plc	36,287	420,570
Standard Chartered plc *	13,757	111,951
Taylor Wimpey plc	171,546	342,162
Unilever plc	12,180	576,359
Vodafone Group plc	135,401	388,320
William Hill plc	26,510	104,582
Wm Morrison Supermarkets plc	150,867	425,996
WPP plc	51,151	1,202,337

		20,357,878

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
United States - 0.5%
Shire plc	1,532	$99,064
Valeant Pharmaceuticals International, Inc. (1)*	21,720	532,922

		631,986

TOTAL COMMON STOCKS (cost $128,265,197)		133,106,525

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA
(cost $141,996)	1,289	175,434

SHORT-TERM INVESTMENT - 2.8%

Investment Company - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $3,849,890) (b)	3,849,890	3,849,890

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (cost $132,257,083)		137,131,849

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (c)		1,195,183

NET ASSETS - 100.0%		138,327,032

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$20,561,066	14.9%
Consumer Staples	13,599,810	9.8
Energy	5,548,647	4.0
Financials	27,455,617	19.7
Health Care	11,553,867	8.4
Industrials	20,576,542	14.9
Information Technology	13,070,128	9.4
Materials	7,833,618	5.7
Real Estate	2,708,008	2.0
Telecommunication Services	5,375,745	3.9
Utilities	4,998,911	3.6
Short-Term Investment	3,849,890	2.8

Total Investments In Securities At Value	137,131,849	99.1
Other Assets in Excess of Liabilities (c)	1,195,183	0.9

Net Assets	$138,327,032	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $4,536,778, which represents approximately 3.28% of net assets of the fund.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	$3,555,114	$3,584,070	$28,956

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$179,250	$179,250

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.8%

Brazil - 5.6%
Ambev SA, ADR (1)	35,100	$213,759
Banco Bradesco SA, ADR (1)	428,493	3,886,432
Banco Santander Brasil SA, ADR (1)	25,147	168,485
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros(1)	191,300	994,102
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	142,279	1,317,504
EDP - Energias do Brasil SA (1)	43,900	193,842
Equatorial Energia SA (1)	57,600	902,748
Itau Unibanco Holding SA, ADR (1)	204,809	2,240,611
JBS SA (1)	797,100	2,897,075
Kroton Educacional SA (1)	217,300	995,578
M Dias Branco SA (1)	4,500	184,945
Natura Cosmeticos SA (1)	11,200	108,344
Porto Seguro SA (1)	31,600	291,402
Qualicorp SA (1)	91,900	540,863
Raia Drogasil SA (1)	13,700	281,654
Sul America SA (1)	13,700	68,328
Telefonica Brasil SA, ADR (1)	15,025	217,412
TIM Participacoes SA, ADR (1)	40,364	494,055
Transmissora Alianca de Energia Eletrica SA (1)	20,300	130,521

		16,127,660

Chile - 1.1%
Banco Santander Chile, ADR (1)	13,356	276,336
Cencosud SA (1)	627,928	1,886,195
Cia Cervecerias Unidas SA, ADR (1)	21,758	439,294
Enersis Americas SA, ADR (1)	9,249	75,749
Enersis Chile SA, ADR (1)	58,532	278,027
Itau CorpBanca (1)	7,771,910	68,486
Latam Airlines Group SA, ADR (1)*	29,704	241,197

		3,265,284

China - 26.3%
58.com, Inc., ADR (1)*	5,066	241,446
Agricultural Bank of China Ltd., Class H	1,269,000	547,366
Air China Ltd., Class H	1,114,000	753,049
Alibaba Group Holding Ltd., ADR (1)*	73,489	7,774,401
ANTA Sports Products Ltd.	44,000	120,308
Baidu, Inc., ADR (1)*	18,474	3,363,561
Bank of China Ltd., Class H	3,491,000	1,612,157
Bank of Communications Co. Ltd., Class H	97,000	74,607
Beijing Capital International Airport Co. Ltd., Class H	96,000	109,433
Beijing Enterprises Holdings Ltd.	5,000	25,516
Belle International Holdings Ltd.	469,000	324,726
China Cinda Asset Management Co. Ltd., Class H	89,000	31,697
China CITIC Bank Corp. Ltd., Class H	900,000	601,990
China Communications Construction Co. Ltd., Class H	39,000	41,389
China Communications Services Corp. Ltd., Class H	1,606,000	1,008,044
China Construction Bank Corp., Class H	6,335,000	4,757,828
China Everbright Bank Co. Ltd., Class H	1,911,000	895,006
China Galaxy Securities Co. Ltd., Class H	2,516,500	2,314,588
China Merchants Bank Co. Ltd., Class H	693,500	1,763,595

INVESTMENTS	SHARES	VALUE
China - 26.3% (continued)
China Minsheng Banking Corp. Ltd., Class H	690,500	$802,169
China Mobile Ltd.	468,975	5,761,062
China Overseas Land & Investment Ltd.	400,000	1,375,198
China Petroleum & Chemical Corp., Class H	756,000	558,125
China Railway Construction Corp. Ltd., Class H	207,500	237,767
China Resources Land Ltd.	302,000	851,460
China Southern Airlines Co. Ltd., Class H	1,944,000	1,096,623
China Telecom Corp. Ltd., Class H	2,920,000	1,489,680
China Vanke Co. Ltd., Class H	373,700	976,983
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,207,000	748,541
CNOOC Ltd., ADR (1)	5,304	670,903
Country Garden Holdings Co. Ltd.	1,935,000	1,028,142
Ctrip.com International Ltd., ADR (1)*	22,693	1,056,813
Dongfeng Motor Group Co. Ltd., Class H	22,000	22,186
Evergrande Real Estate Group Ltd.	786,000	537,097
Far East Horizon Ltd.	192,000	182,648
Geely Automobile Holdings Ltd.	5,170,000	4,655,329
Great Wall Motor Co. Ltd., Class H	1,582,000	1,555,666
Industrial & Commercial Bank of China Ltd., Class H	5,209,000	3,306,000
JD.com, Inc., ADR (1)*	46,823	1,221,612
Kingsoft Corp. Ltd. (a)	81,000	193,525
Kunlun Energy Co. Ltd.	210,000	162,335
Longfor Properties Co. Ltd.	474,000	732,246
NetEase, Inc., ADR (1)	5,427	1,306,713
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	408,293
People’s Insurance Co. Group of China Ltd. (The), Class H	1,510,000	621,897
PICC Property & Casualty Co. Ltd., Class H	1,580,000	2,648,982
Ping An Insurance Group Co. of China Ltd., Class H	101,500	532,082
Shui On Land Ltd.	586,000	160,145
Sinopec Engineering Group Co. Ltd., Class H	691,500	599,122
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,514,000	1,784,499
Sinopharm Group Co. Ltd., Class H	392,000	1,898,584
Sinotrans Ltd., Class H	1,599,000	781,319
Tencent Holdings Ltd.	249,400	6,933,828
TravelSky Technology Ltd., Class H	666,000	1,589,614
Vipshop Holdings Ltd., ADR (1)*	27,558	404,276
Weichai Power Co. Ltd., Class H	280,000	377,797

		75,629,968

Hong Kong - 0.5%
Nine Dragons Paper Holdings Ltd.	1,335,000	1,258,823
Sun Art Retail Group Ltd. (a)	340,500	235,513

		1,494,336

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	7,860	486,947
Richter Gedeon Nyrt	33,207	674,852

		1,161,799

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 7.6%
Axis Bank Ltd., GDR	2,943	$118,351
Dr. Reddy’s Laboratories Ltd., ADR (1)(a)	76,176	3,536,090
ICICI Bank Ltd., ADR (1)	241,889	1,806,911
Infosys Ltd., ADR (1)	464,435	7,328,784
Reliance Industries Ltd., GDR (b)	23,768	779,775
State Bank of India, GDR	20,020	745,334
Tata Motors Ltd., ADR (1)	158,918	6,353,542
Wipro Ltd., ADR (1)	111,478	1,082,451

		21,751,238

Indonesia - 3.2%
Adaro Energy Tbk. PT	1,192,300	110,641
Bank Mandiri Persero Tbk. PT	185,100	159,709
Bank Rakyat Indonesia Persero Tbk. PT	1,382,000	1,296,783
Gudang Garam Tbk. PT	212,100	1,009,261
Indofood CBP Sukses Makmur Tbk. PT	138,600	100,883
Indofood Sukses Makmur Tbk. PT	639,600	427,755
Telekomunikasi Indonesia Persero Tbk. PT	14,356,100	4,780,404
United Tractors Tbk. PT	743,900	1,013,508
Waskita Karya Persero Tbk. PT	893,700	179,824

		9,078,768

Korea, Republic of - 14.9%
AMOREPACIFIC Group	2,555	386,026
CJ Corp.	1,364	231,600
Daelim Industrial Co. Ltd.	9,893	749,167
DGB Financial Group, Inc.	26,665	219,560
Dongbu Insurance Co. Ltd.	9,859	612,935
Hana Financial Group, Inc.	5,895	150,080
Hankook Tire Co. Ltd.	8,718	471,351
Hanmi Pharm Co. Ltd.	2,636	1,224,818
Hanwha Chemical Corp.	64,373	1,425,922
Hanwha Corp.	25,951	830,764
Hanwha Life Insurance Co. Ltd.	17,163	90,000
Hyundai Department Store Co. Ltd.	862	93,144
Hyundai Engineering & Construction Co. Ltd.	2,649	95,330
Hyundai Heavy Industries Co. Ltd. *	6,607	835,335
Hyundai Marine & Fire Insurance Co. Ltd.	63,483	2,095,851
Hyundai Mobis Co. Ltd.	3,216	807,075
Industrial Bank of Korea	10,376	113,127
Kangwon Land, Inc.	2,756	98,480
KB Financial Group, Inc.	20,061	689,997
Kia Motors Corp.	4,819	185,155
Korea Electric Power Corp.	63,723	3,121,549
KT Corp.	8,103	235,115
KT&G Corp.	6,196	705,597
LG Corp.	2,298	135,802
LG Uplus Corp.	115,249	1,232,539
Lotte Chemical Corp.	12,096	3,297,278
Posco Daewoo Corp.	33,125	744,591
S-1 Corp.	2,690	248,521
Samsung Electronics Co. Ltd.	8,679	12,643,241
Shinhan Financial Group Co. Ltd.	38,233	1,400,270
SK Innovation Co. Ltd.	36,765	5,447,365
SK Telecom Co. Ltd.	1,786	366,203
S-Oil Corp.	8,825	655,747
Woori Bank	126,902	1,319,033

		42,958,568

INVESTMENTS	SHARES	VALUE
Malaysia - 2.2%
AirAsia Bhd.	4,589,008	$3,101,059
Genting Bhd.	164,900	316,535
IHH Healthcare Bhd.	245,500	376,013
Malayan Banking Bhd.	152,200	276,262
MISC Bhd.	157,600	287,815
Public Bank Bhd.	285,000	1,366,564
Tenaga Nasional Bhd.	150,700	521,264

		6,245,512

Mexico - 4.0%
Alfa SAB de CV, Class A (1)	27,500	42,917
America Movil SAB de CV, Class L, ADR (1)	19,234	220,037
Cemex SAB de CV, ADR (1)*	89,932	714,060
Coca-Cola Femsa SAB de CV, ADR (1)	1,715	128,625
Fomento Economico Mexicano SAB de CV, ADR (1)	9,771	899,323
Gentera SAB de CV (1)	260,500	468,879
Gruma SAB de CV, Class B (1)	141,480	1,860,205
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	103,500	982,756
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	839	122,846
Grupo Bimbo SAB de CV, Series A (1)	86,800	228,799
Grupo Financiero Banorte SAB de CV, Class O (1)	295,700	1,550,653
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	107,260	943,888
Grupo Lala SAB de CV (1)	507,500	966,592
Grupo Televisa SAB, ADR (1)	31,296	803,994
Kimberly-Clark de Mexico SAB de CV, Class A (1)	457,400	1,034,648
OHL Mexico SAB de CV (1)*	338,600	449,144
Promotora y Operadora de Infraestructura SAB de CV (1)	3,650	39,164

		11,456,530

Peru - 0.2%
Credicorp Ltd. (1)	4,593	699,146

Philippines - 0.9%
Ayala Corp.	14,440	255,844
Bank of the Philippine Islands	63,230	136,974
BDO Unibank, Inc.	123,520	280,169
Globe Telecom, Inc.	17,870	754,460
JG Summit Holdings, Inc.	344,940	531,085
Jollibee Foods Corp.	42,200	215,156
Metropolitan Bank & Trust Co.	53,350	94,014
Security Bank Corp.	31,990	159,665
SM Investments Corp.	10,575	147,272
Universal Robina Corp.	32,930	121,189

		2,695,828

Poland - 1.5%
Alior Bank SA *	3,081	37,414
Bank Pekao SA	3,258	105,485
Bank Zachodni WBK SA	3,338	271,733
Cyfrowy Polsat SA *	13,989	89,653
Energa SA	40,737	79,971
Eurocash SA	101,037	1,123,738

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Poland - 1.5% (continued)
Grupa Azoty SA	4,348	$70,091
Grupa Lotos SA *	37,898	282,250
mBank SA *	1,156	103,407
PGE Polska Grupa Energetyczna SA	57,113	151,733
Polski Koncern Naftowy ORLEN SA	71,422	1,214,687
Polskie Gornictwo Naftowe i Gazownictwo SA	552,682	730,388
Tauron Polska Energia SA *	83,681	56,940

		4,317,490

Russia - 3.7%
Gazprom PJSC, ADR (1)	400,359	1,693,519
Lukoil PJSC, ADR	33,482	1,632,679
MegaFon PJSC, GDR	3,197	30,472
Mobile TeleSystems PJSC, ADR (1)	293,192	2,237,055
Novatek OJSC, GDR	5,992	660,528
Rosneft OJSC, GDR	78,075	427,059
Severstal PJSC, GDR	69,542	839,191
Sistema PJSC FC, GDR	9,772	72,679
Surgutneftegas OJSC, ADR (1)	101,167	489,648
Tatneft PJSC, ADR (1)	78,847	2,433,218
Tatneft PJSC, ADR (LSE)	3,417	105,353

		10,621,401

South Africa - 6.5%
AngloGold Ashanti Ltd., ADR (1)*	28,526	454,134
Barloworld Ltd.	106,228	643,269
Bid Corp. Ltd.	21,970	415,263
Bidvest Group Ltd. (The)	177,139	2,088,656
Brait SE *	228,863	1,840,754
Capitec Bank Holdings Ltd.	14,552	681,893
Exxaro Resources Ltd.	19,341	118,902
Gold Fields Ltd., ADR (1)	29,771	144,389
Hyprop Investments Ltd., REIT	84,685	747,053
Imperial Holdings Ltd.	56,380	688,428
Investec Ltd.	163,348	1,002,684
Massmart Holdings Ltd.	18,949	163,778
MMI Holdings Ltd.	26,587	43,297
Mondi Ltd.	36,248	761,643
Naspers Ltd., Class N	22,095	3,824,046
Pick n Pay Stores Ltd.	152,648	765,466
Redefine Properties Ltd., REIT	425,319	354,875
Remgro Ltd.	32,109	537,307
Resilient REIT Ltd.	74,141	620,298
Sappi Ltd. *	12,169	63,031
Sasol Ltd.	23,180	633,291
Sibanye Gold Ltd., ADR (1)	32,768	463,012
Standard Bank Group Ltd.	82,816	850,964
Telkom SA SOC Ltd.	67,461	297,442
Truworths International Ltd.	73,455	380,700

		18,584,575

Taiwan - 11.9%
Asustek Computer, Inc.	24,000	214,534
AU Optronics Corp.	152,000	55,800
Casetek Holdings Ltd.	270,000	988,513
Catcher Technology Co. Ltd.	228,000	1,865,615
China Airlines Ltd.	1,174,000	350,722

INVESTMENTS	SHARES	VALUE
Taiwan - 11.9% (continued)
China Development Financial Holding Corp.	815,000	$208,782
China Life Insurance Co. Ltd.	1,089,192	1,000,580
China Steel Corp.	81,000	57,258
Compal Electronics, Inc.	1,373,000	850,086
CTBC Financial Holding Co. Ltd.	487,000	283,873
E.Sun Financial Holding Co. Ltd.	521,400	297,945
Eva Airways Corp.	557,550	254,784
Far EasTone Telecommunications Co. Ltd.	81,000	191,519
Feng TAY Enterprise Co. Ltd.	66,180	294,477
First Financial Holding Co. Ltd.	111,000	59,114
Foxconn Technology Co. Ltd.	539,582	1,591,028
Fubon Financial Holding Co. Ltd.	433,000	643,397
Hon Hai Precision Industry Co. Ltd.	1,392,545	3,524,062
Inventec Corp.	917,000	752,787
Largan Precision Co. Ltd.	3,000	365,629
Lite-On Technology Corp.	752,533	1,087,959
MediaTek, Inc.	20,000	153,558
Mega Financial Holding Co. Ltd.	623,000	439,468
Nien Made Enterprise Co. Ltd.	21,000	271,562
Novatek Microelectronics Corp.	38,000	134,643
Pegatron Corp.	340,000	879,922
Pou Chen Corp.	1,044,000	1,475,135
Powertech Technology, Inc.	560,000	1,455,390
Radiant Opto-Electronics Corp.	298,000	487,137
Realtek Semiconductor Corp.	170,000	561,067
Shin Kong Financial Holding Co. Ltd. *	859,411	189,603
SinoPac Financial Holdings Co. Ltd.	1,145,214	339,038
Taishin Financial Holding Co. Ltd.	735,640	274,481
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	295,893	9,051,367
Uni-President Enterprises Corp.	706,000	1,328,347
United Microelectronics Corp.	2,794,000	1,031,732
Wistron Corp.	982,575	732,863
WPG Holdings Ltd.	109,000	129,320
Zhen Ding Technology Holding Ltd.	111,000	245,124

		34,118,221

Thailand - 2.7%
Airports of Thailand PCL, NVDR	43,400	500,529
Bangkok Bank PCL, NVDR	27,900	131,342
Charoen Pokphand Foods PCL, NVDR	2,782,300	2,557,596
Delta Electronics Thailand PCL, NVDR	14,000	32,105
Home Product Center PCL, NVDR	1,193,700	345,493
IRPC PCL, NVDR	278,000	39,269
PTT Exploration & Production PCL, NVDR	196,100	461,306
PTT Global Chemical PCL, NVDR	278,500	474,673
PTT PCL, NVDR	5,900	58,061
Robinson Department Store PCL, NVDR	39,500	69,418
Thai Oil PCL, NVDR	827,300	1,640,311
Thai Union Group PCL, NVDR	2,240,696	1,387,201

		7,697,304

Turkey - 1.6%
Arcelik A/S	264,674	1,862,730
Petkim Petrokimya Holding A/S	463,398	702,485
Turkiye Garanti Bankasi A/S	49,260	130,530
Turkiye Sise ve Cam Fabrikalari A/S	1,030,647	1,092,244

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Turkey - 1.6% (continued)
Turkiye Vakiflar Bankasi TAO, Class D	355,370	$543,630
Yapi ve Kredi Bankasi A/S*	262,074	320,400

		4,652,019

TOTAL COMMON STOCKS (cost $242,638,207)		272,555,647

PREFERRED STOCKS - 2.1%

Brazil - 2.0%
Braskem SA, Class A (1)	325,100	2,507,113
Centrais Eletricas Brasileiras SA, Class B (1)*	256,500	1,894,479
Cia Energetica de Sao Paulo, Series B (1)	8,200	37,418
Itausa - Investimentos Itau SA (1)	421,800	1,086,876
Petroleo Brasileiro SA (1)*	67,700	285,193

		5,811,079

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	70,967	271,814

TOTAL PREFERRED STOCKS (cost $3,998,020)		6,082,893

SHORT-TERM INVESTMENT - 2.3%

Investment Company - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $6,579,902) (c)	6,579,902	6,579,902

SECURITIES LENDING COLLATERAL - 1.4%

Money Market Funds - 1.4%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury & Agency Cash Management, 0.21%
(cost $4,165,729) (c)(d)	4,165,729	4,165,729

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (cost $257,381,858)		289,384,171

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (e)		(1,711,214)

NET ASSETS - 100.0%		287,672,957

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$29,410,861	10.2%
Consumer Staples	22,128,883	7.7
Energy	22,791,007	7.9
Financials	57,909,333	20.1
Health Care	8,251,219	2.9
Industrials	18,948,408	6.6
Information Technology	68,647,805	24.0
Materials	15,017,602	5.2
Real Estate	7,383,498	2.6
Telecommunication Services	19,388,179	6.7
Utilities	8,761,745	3.0
Short-Term Investment	6,579,902	2.3
Securities Lending Collateral	4,165,729	1.4

Total Investments In Securities At Value	289,384,171	100.6
Liabilities in Excess of Other Assets (e)	(1,711,214)	(0.6)

Net Assets	$287,672,957	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $4,053,488.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $779,775, which represents approximately 0.27% of net assets of the fund.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
103	JPMS	E-Mini MSCI Emerging Markets Index Futures	12/2016	$4,751,081	$4,699,375	$(51,706)

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$295,829	$295,829

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Aerospace & Defense - 2.3%
BWX Technologies, Inc.	15,551	$596,692
General Dynamics Corp.	12,231	1,897,762
Huntington Ingalls Industries, Inc.	6,059	929,572
Lockheed Martin Corp.	30,412	7,290,364
Northrop Grumman Corp.	25,205	5,392,610
Orbital ATK, Inc.	8,225	626,992
Raytheon Co.	27,267	3,711,857
TransDigm Group, Inc. *	3,144	908,993
United Technologies Corp.	6,091	618,845

		21,973,687

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	6,166	434,456
United Parcel Service, Inc., Class B	36,869	4,031,994

		4,466,450

Airlines - 0.3%
Alaska Air Group, Inc.	17,355	1,143,000
JetBlue Airways Corp. *	29,007	500,081
Southwest Airlines Co.	24,079	936,432

		2,579,513

Auto Components - 0.2%
Delphi Automotive plc (United Kingdom)	5,599	399,320
Gentex Corp.	26,000	456,560
Goodyear Tire & Rubber Co. (The)	23,409	756,111
Lear Corp.	5,514	668,407

		2,280,398

Automobiles - 0.1%
Tesla Motors, Inc. *	2,729	556,798

Banks - 0.4%
Bank of Hawaii Corp.	12,152	882,478
BankUnited, Inc.	13,348	403,110
Commerce Bancshares, Inc.	19,499	960,521
First Republic Bank	16,043	1,237,076
People’s United Financial, Inc.	17,621	278,764
Signature Bank *	2,800	331,660

		4,093,609

Beverages - 3.1%
Brown-Forman Corp., Class B	31,435	1,491,276
Coca-Cola Co. (The)	163,528	6,920,505
Constellation Brands, Inc., Class A	24,981	4,159,087
Dr Pepper Snapple Group, Inc.	39,550	3,611,310
Molson Coors Brewing Co., Class B	20,295	2,228,391
Monster Beverage Corp. *	12,205	1,791,816
PepsiCo, Inc.	81,027	8,813,307

		29,015,692

Biotechnology - 0.1%
AbbVie, Inc.	4,622	291,509
Amgen, Inc.	1,581	263,727

		555,236

INVESTMENTS	SHARES	VALUE
Building Products - 0.8%
Allegion plc	8,013	$552,176
AO Smith Corp.	18,950	1,872,070
Fortune Brands Home & Security, Inc.	44,029	2,558,085
Lennox International, Inc.	4,124	647,592
Masco Corp.	49,427	1,695,840
Owens Corning	12,800	683,392

		8,009,155

Capital Markets – 1.2%
CME Group, Inc.	25,459	2,660,975
FactSet Research Systems, Inc.	4,485	727,018
Interactive Brokers Group, Inc., Class A	41,795	1,474,109
Intercontinental Exchange, Inc.	9,355	2,519,863
MarketAxess Holdings, Inc.	1,610	266,600
Morningstar, Inc.	7,785	617,117
MSCI, Inc.	14,254	1,196,481
Nasdaq, Inc.	18,693	1,262,525
S&P Global, Inc.	4,816	609,513
Thomson Reuters Corp.	8,785	363,523

		11,697,724

Chemicals - 0.8%
Air Products & Chemicals, Inc.	2,729	410,278
Albemarle Corp.	8,583	733,761
Dow Chemical Co. (The)	77,910	4,038,075
International Flavors & Fragrances, Inc.	5,004	715,422
NewMarket Corp.	1,600	686,912
Sherwin-Williams Co. (The)	2,808	776,861

		7,361,309

Commercial Services & Supplies - 0.8%
Cintas Corp.	23,846	2,685,060
Copart, Inc. *	10,601	567,790
Republic Services, Inc.	22,714	1,145,921
Rollins, Inc.	21,305	623,810
Waste Management, Inc.	36,120	2,303,011

		7,325,592

Communications Equipment - 1.2%
Cisco Systems, Inc.	293,906	9,322,699
Harris Corp.	8,866	812,214
Motorola Solutions, Inc.	11,008	839,690
Palo Alto Networks, Inc. *	4,102	653,572

		11,628,175

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	7,530	1,348,698
Vulcan Materials Co.	18,426	2,095,589

		3,444,287

Consumer Finance - 0.0% (a)
Credit Acceptance Corp. *	2,491	500,865

Containers & Packaging - 0.2%
Avery Dennison Corp.	6,491	504,935
Bemis Co., Inc.	6,149	313,660
Berry Plastics Group, Inc. *	5,974	261,960
Sealed Air Corp.	10,067	461,270

		1,541,825

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Distributors - 0.3%
Genuine Parts Co.	16,500	$1,657,425
LKQ Corp. *	31,969	1,133,621

		2,791,046

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	354,770
Service Corp. International	15,037	399,082
ServiceMaster Global Holdings, Inc. *	20,653	695,593

		1,449,445

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	463,710	18,831,263
Verizon Communications, Inc.	294,639	15,315,335

		34,146,598

Electric Utilities - 3.4%
Alliant Energy Corp.	43,306	1,659,053
American Electric Power Co., Inc.	45,726	2,936,066
Duke Energy Corp.	22,147	1,772,646
Edison International	38,839	2,806,118
Eversource Energy	31,398	1,701,144
Exelon Corp.	35,984	1,197,907
Great Plains Energy, Inc.	14,856	405,420
NextEra Energy, Inc.	43,577	5,330,339
PG&E Corp.	50,785	3,106,518
Pinnacle West Capital Corp.	30,000	2,279,700
PPL Corp.	55,594	1,921,885
Southern Co. (The)	81,357	4,173,614
Xcel Energy, Inc.	64,379	2,648,552

		31,938,962

Electrical Equipment - 0.3%
Acuity Brands, Inc.	9,990	2,643,354

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	21,046	1,366,306
Arrow Electronics, Inc. *	8,600	550,142
CDW Corp.	25,023	1,144,302
Corning, Inc.	33,230	785,889
IPG Photonics Corp. *	5,942	489,324

		4,335,963

Energy Equipment & Services - 0.3%
Patterson-UTI Energy, Inc.	42,140	942,672
RPC, Inc. *	117,095	1,967,196

		2,909,868

Equity Real Estate Investment Trusts (REITs) - 7.3%
Alexandria Real Estate Equities, Inc.	5,032	547,331
American Campus Communities, Inc.	20,902	1,063,285
American Homes 4 Rent, Class A	12,537	271,301
American Tower Corp.	27,758	3,145,814
Apartment Investment & Management Co., Class A	32,100	1,473,711
AvalonBay Communities, Inc.	12,954	2,303,739
Boston Properties, Inc.	11,893	1,620,897
Brixmor Property Group, Inc.	40,616	1,128,719
Camden Property Trust	15,154	1,268,996
Communications Sales & Leasing, Inc. *	17,215	540,723
Corrections Corp. of America	18,552	257,316

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 7.3% (continued)
Crown Castle International Corp.	35,334	$3,328,816
CyrusOne, Inc.	10,004	475,890
Digital Realty Trust, Inc.	30,490	2,961,189
Duke Realty Corp.	25,685	701,971
Equinix, Inc.	9,995	3,600,699
Equity LifeStyle Properties, Inc.	33,755	2,605,211
Equity Residential	16,728	1,076,112
Essex Property Trust, Inc.	8,634	1,922,792
Extra Space Storage, Inc.	32,200	2,557,002
Federal Realty Investment Trust	20,052	3,086,604
General Growth Properties, Inc.	17,906	494,206
Healthcare Trust of America, Inc., Class A	29,525	963,105
Iron Mountain, Inc.	25,667	963,282
Kimco Realty Corp.	32,068	928,369
Lamar Advertising Co., Class A	12,300	803,313
Macerich Co. (The)	10,901	881,564
Mid-America Apartment Communities, Inc.	14,372	1,350,824
National Retail Properties, Inc.	41,609	2,115,818
Omega Healthcare Investors, Inc.	11,537	408,987
Prologis, Inc.	27,665	1,481,184
Public Storage	22,504	5,021,542
Realty Income Corp.	44,947	3,008,303
Regency Centers Corp.	25,053	1,941,357
Senior Housing Properties Trust	11,558	262,482
Simon Property Group, Inc.	28,613	5,923,177
Spirit Realty Capital, Inc.	34,588	461,058
UDR, Inc.	46,520	1,674,255
Ventas, Inc.	22,683	1,602,100
VEREIT, Inc.	59,673	618,809
Vornado Realty Trust	7,098	718,389
Welltower, Inc.	11,878	888,118

		68,448,360

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	13,953	2,127,972
Kroger Co. (The)	13,873	411,751
Sysco Corp.	51,008	2,499,902
Wal-Mart Stores, Inc.	17,720	1,277,966

		6,317,591

Food Products - 2.7%
Campbell Soup Co.	41,152	2,251,014
ConAgra Foods, Inc.	32,885	1,549,212
General Mills, Inc.	56,783	3,627,298
Hormel Foods Corp.	70,962	2,691,589
Ingredion, Inc.	11,951	1,590,200
JM Smucker Co. (The)	15,205	2,060,886
Kellogg Co.	29,857	2,313,022
McCormick & Co., Inc.	24,062	2,404,275
Mondelez International, Inc., Class A	34,554	1,516,921
Pilgrim’s Pride Corp.	18,200	384,384
Pinnacle Foods, Inc.	20,716	1,039,322
Tyson Foods, Inc., Class A	47,381	3,537,939

		24,966,062

Health Care Equipment & Supplies – 4.1%
Align Technology, Inc. *	11,244	1,054,125
Baxter International, Inc.	41,890	1,993,964
Becton Dickinson and Co.	18,256	3,281,151

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies – 4.1% (continued)
Boston Scientific Corp. *	129,047	$3,071,319
Cooper Cos., Inc. (The)	5,006	897,375
CR Bard, Inc.	7,455	1,672,007
Danaher Corp.	55,487	4,349,626
DENTSPLY SIRONA, Inc.	15,018	892,520
DexCom, Inc. *	17,918	1,570,692
Edwards Lifesciences Corp. *	31,232	3,765,330
Hologic, Inc. *	23,630	917,553
IDEXX Laboratories, Inc. *	9,630	1,085,590
Intuitive Surgical, Inc. *	4,208	3,050,085
Medtronic plc	55,253	4,773,859
ResMed, Inc.	10,915	707,183
Stryker Corp.	27,867	3,243,997
Teleflex, Inc.	7,020	1,179,711
Zimmer Biomet Holdings, Inc.	5,963	775,309

		38,281,396

Health Care Providers & Services - 1.6%
Aetna, Inc.	4,112	474,730
Cardinal Health, Inc.	3,587	278,710
Henry Schein, Inc. *	10,724	1,747,798
Laboratory Corp. of America Holdings *	2,281	313,592
Quest Diagnostics, Inc.	6,341	536,639
UnitedHealth Group, Inc.	70,150	9,821,000
Universal Health Services, Inc., Class B	5,053	622,631
VCA, Inc. *	11,583	810,578

		14,605,678

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. *	37,159	489,384
athenahealth, Inc. *	5,100	643,212
Veeva Systems, Inc. *	6,587	271,911

		1,404,507

Hotels, Restaurants & Leisure - 1.8%
Aramark	23,714	901,843
Brinker International, Inc.	8,880	447,818
Carnival Corp.	29,955	1,462,403
Darden Restaurants, Inc.	16,014	981,979
Domino’s Pizza, Inc.	12,719	1,931,380
McDonald’s Corp.	64,087	7,393,076
MGM Resorts International *	11,741	305,618
Panera Bread Co., Class A *	6,436	1,253,218
Royal Caribbean Cruises Ltd.	4,821	361,334
Six Flags Entertainment Corp.	25,645	1,374,829
Starbucks Corp.	8,900	481,846
Wynn Resorts Ltd.	3,111	303,074

		17,198,418

Household Durables - 0.7%
DR Horton, Inc.	47,077	1,421,725
Garmin Ltd.	5,628	270,763
Leggett & Platt, Inc.	14,426	657,537
Mohawk Industries, Inc. *	7,584	1,519,379
Newell Brands, Inc.	36,998	1,948,315
NVR, Inc. *	599	982,282

		6,800,001

INVESTMENTS	SHARES	VALUE
Household Products - 1.9%
Church & Dwight Co., Inc.	52,954	$2,537,556
Clorox Co. (The)	18,474	2,312,575
Colgate-Palmolive Co.	16,895	1,252,595
Energizer Holdings, Inc.	9,516	475,420
Kimberly-Clark Corp.	32,956	4,157,070
Procter & Gamble Co. (The)	82,432	7,398,272

		18,133,488

Industrial Conglomerates - 3.4%
3M Co.	32,094	5,655,926
General Electric Co.	646,920	19,161,770
Honeywell International, Inc.	44,789	5,221,949
Roper Technologies, Inc.	8,485	1,548,258

		31,587,903

Insurance - 2.9%
Allstate Corp. (The)	7,302	505,152
American Financial Group, Inc.	11,412	855,900
AmTrust Financial Services, Inc.	13,037	349,783
Aon plc	15,470	1,740,220
Arch Capital Group Ltd. *	20,469	1,622,373
Aspen Insurance Holdings Ltd.	8,457	394,012
Assurant, Inc.	6,148	567,153
Assured Guaranty Ltd.	19,688	546,342
Axis Capital Holdings Ltd.	7,392	401,607
Chubb Ltd.	24,391	3,064,729
Cincinnati Financial Corp.	26,000	1,960,920
Endurance Specialty Holdings Ltd.	7,982	522,422
Erie Indemnity Co., Class A	6,993	713,776
Everest Re Group Ltd.	3,886	738,223
FNF Group	22,711	838,263
Hanover Insurance Group, Inc. (The)	11,713	883,394
Markel Corp. *	1,587	1,473,958
Marsh & McLennan Cos., Inc.	33,809	2,273,655
ProAssurance Corp.	20,042	1,051,804
Progressive Corp. (The)	34,852	1,097,838
RenaissanceRe Holdings Ltd.	8,666	1,041,307
Torchmark Corp.	11,199	715,504
Travelers Cos., Inc. (The)	9,489	1,086,965
Validus Holdings Ltd.	11,878	591,762
White Mountains Insurance Group Ltd.	2,013	1,670,790
WR Berkley Corp.	10,543	608,964

		27,316,816

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. *	34,971	29,281,568
Expedia, Inc.	13,068	1,525,297
Netflix, Inc. *	4,374	431,058
Priceline Group, Inc. (The) *	2,033	2,991,539

		34,229,462

Internet Software & Services - 7.7%
Alphabet, Inc., Class A *	48,157	38,721,117
CoStar Group, Inc. *	3,684	797,696
eBay, Inc. *	49,437	1,626,477
Facebook, Inc., Class A *	214,358	27,495,701
GoDaddy, Inc., Class A *	15,274	527,411
VeriSign, Inc. *	21,755	1,702,111
Yahoo!, Inc. *	9,568	412,381

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 7.7% (continued)
Yelp, Inc. *	6,928	$288,898
Zillow Group, Inc., Class C *	7,781	269,612

		71,841,404

IT Services - 3.1%
Accenture plc, Class A	35,171	4,296,841
Amdocs Ltd.	21,861	1,264,659
Automatic Data Processing, Inc.	27,344	2,411,741
Booz Allen Hamilton Holding Corp.	14,749	466,216
Broadridge Financial Solutions, Inc.	11,087	751,588
Computer Sciences Corp.	22,381	1,168,512
CoreLogic, Inc. *	18,100	709,882
Fidelity National Information Services, Inc.	5,248	404,253
Fiserv, Inc. *	35,423	3,523,526
Gartner, Inc. *	6,200	548,390
Genpact Ltd. *	44,401	1,063,404
Global Payments, Inc.	25,397	1,949,474
Jack Henry & Associates, Inc.	17,949	1,535,537
MasterCard, Inc., Class A	3,383	344,288
Paychex, Inc.	34,906	2,020,010
Sabre Corp.	45,937	1,294,505
Total System Services, Inc.	31,608	1,490,317
Vantiv, Inc., Class A *	28,434	1,599,981
Visa, Inc., Class A	18,755	1,551,038
Western Union Co. (The)	15,876	330,538

		28,724,700

Leisure Products - 0.4%
Hasbro, Inc.	20,453	1,622,536
Mattel, Inc.	44,934	1,360,602
Vista Outdoor, Inc. *	10,871	433,318

		3,416,456

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A *	5,986	980,567
Bruker Corp.	35,568	805,615
Charles River Laboratories International, Inc. *	6,903	575,296
Mettler-Toledo International, Inc. *	2,907	1,220,446
PerkinElmer, Inc.	9,553	536,019
QIAGEN NV *	21,131	579,835
Quintiles Transnational Holdings, Inc. *	8,771	710,977
Thermo Fisher Scientific, Inc.	18,666	2,969,014
Waters Corp. *	7,531	1,193,588

		9,571,357

Machinery - 0.9%
Caterpillar, Inc.	3,300	292,941
Dover Corp.	3,921	288,743
Fortive Corp.	28,938	1,472,944
Illinois Tool Works, Inc.	19,876	2,381,940
Middleby Corp. (The) *	3,107	384,087
Snap-on, Inc.	7,597	1,154,440
Stanley Black & Decker, Inc.	6,696	823,474
Toro Co. (The)	36,514	1,710,316
Xylem, Inc.	5,904	309,665

		8,818,550

INVESTMENTS	SHARES	VALUE
Media - 0.9%
Comcast Corp., Class A	90,475	$6,002,112
Interpublic Group of Cos., Inc. (The)	21,162	472,971
Madison Square Garden Co. (The), Class A *	2,525	427,760
Omnicom Group, Inc.	14,639	1,244,315

		8,147,158

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	81,019	879,866
Newmont Mining Corp.	113,529	4,460,555
Nucor Corp.	12,145	600,570
Royal Gold, Inc.	10,218	791,180
Steel Dynamics, Inc.	20,899	522,266
Tahoe Resources, Inc.	39,076	501,345
United States Steel Corp.	45,030	849,266

		8,605,048

Multiline Retail - 0.3%
Dollar General Corp.	26,018	1,821,000
Dollar Tree, Inc. *	8,383	661,670
JC Penney Co., Inc. *	36,823	339,508

		2,822,178

Multi-Utilities - 1.6%
Ameren Corp.	32,468	1,596,776
CenterPoint Energy, Inc.	12,401	288,075
CMS Energy Corp.	41,358	1,737,450
Consolidated Edison, Inc.	44,730	3,368,169
Dominion Resources, Inc.	12,711	944,046
DTE Energy Co.	12,286	1,150,830
NiSource, Inc.	27,269	657,456
Public Service Enterprise Group, Inc.	42,083	1,762,015
SCANA Corp.	19,576	1,416,715
WEC Energy Group, Inc.	40,625	2,432,625

		15,354,157

Oil, Gas & Consumable Fuels - 7.0%
Apache Corp.	32,599	2,082,098
Chevron Corp.	111,747	11,501,001
Cimarex Energy Co.	5,296	711,623
CONSOL Energy, Inc.	29,257	561,734
Continental Resources, Inc. *	47,385	2,462,125
Diamondback Energy, Inc. *	30,668	2,960,689
Exxon Mobil Corp.	285,739	24,939,300
HollyFrontier Corp.	20,332	498,134
Marathon Petroleum Corp.	9,484	384,956
Newfield Exploration Co. *	40,416	1,756,479
Occidental Petroleum Corp.	17,744	1,293,892
ONEOK, Inc.	35,221	1,810,007
Parsley Energy, Inc., Class A *	48,935	1,639,812
PBF Energy, Inc., Class A	50,359	1,140,128
Phillips 66	29,956	2,412,956
Pioneer Natural Resources Co.	23,909	4,438,706
QEP Resources, Inc.	48,949	955,974
Range Resources Corp.	8,970	347,587
Rice Energy, Inc. *	30,058	784,814
Tesoro Corp.	12,876	1,024,415
Valero Energy Corp.	14,739	781,167
WPX Energy, Inc. *	86,740	1,144,101

		65,631,698

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Personal Products - 0.4%
Coty, Inc., Class A *	51,159	$1,202,236
Edgewell Personal Care Co. *	4,753	377,959
Estee Lauder Cos., Inc. (The), Class A	24,485	2,168,392

		3,748,587

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	94,267	5,082,877
Eli Lilly & Co.	7,439	597,054
Johnson & Johnson	198,747	23,477,983
Merck & Co., Inc.	28,941	1,806,208
Pfizer, Inc.	45,652	1,546,233
Zoetis, Inc.	8,185	425,702

		32,936,057

Professional Services - 0.5%
Equifax, Inc.	16,124	2,169,968
Nielsen Holdings plc	15,792	845,977
Verisk Analytics, Inc. *	15,384	1,250,412

		4,266,357

Road & Rail - 0.2%
AMERCO	3,404	1,103,679
JB Hunt Transport Services, Inc.	6,466	524,651
Norfolk Southern Corp.	3,006	291,762
Old Dominion Freight Line, Inc. *	5,160	354,028

		2,274,120

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	18,146	1,169,510
Applied Materials, Inc.	121,988	3,677,938
Broadcom Ltd. (Singapore)	36,683	6,328,551
First Solar, Inc. *	11,793	465,706
Intel Corp.	257,817	9,732,592
Lam Research Corp.	11,210	1,061,699
Maxim Integrated Products, Inc.	31,919	1,274,526
Microchip Technology, Inc.	10,829	672,914
NVIDIA Corp.	84,821	5,811,935
Teradyne, Inc.	24,948	538,378
Texas Instruments, Inc.	89,392	6,273,530
Xilinx, Inc.	36,025	1,957,598

		38,964,877

Software - 5.9%
Activision Blizzard, Inc.	87,059	3,856,714
Adobe Systems, Inc. *	45,877	4,979,490
ANSYS, Inc. *	5,600	518,616
Cadence Design Systems, Inc. *	31,925	815,045
CDK Global, Inc.	20,178	1,157,410
Citrix Systems, Inc. *	14,512	1,236,713
Electronic Arts, Inc. *	13,376	1,142,310
Intuit, Inc.	14,330	1,576,443
Microsoft Corp.	563,225	32,441,760
Nuance Communications, Inc. *	49,154	712,733
Red Hat, Inc. *	6,528	527,658
salesforce.com, Inc. *	44,474	3,172,330
SS&C Technologies Holdings, Inc.	16,904	543,464
Symantec Corp.	13,365	335,462
Synopsys, Inc. *	12,734	755,763
Ultimate Software Group, Inc. (The) *	5,637	1,152,146

		54,924,057

INVESTMENTS	SHARES	VALUE
Specialty Retail - 2.8%
AutoZone, Inc. *	1,454	$1,117,166
Burlington Stores, Inc. *	3,662	296,695
Foot Locker, Inc.	6,992	473,498
Home Depot, Inc. (The)	73,021	9,396,342
Lowe’s Cos., Inc.	32,745	2,364,517
Michael’s Cos., Inc. (The) *	21,313	515,135
Murphy USA, Inc. *	6,252	446,143
O’Reilly Automotive, Inc. *	11,598	3,248,716
Ross Stores, Inc.	31,231	2,008,153
TJX Cos., Inc. (The)	35,655	2,666,281
Tractor Supply Co.	15,573	1,048,842
Ulta Salon Cosmetics & Fragrance, Inc. *	12,747	3,033,531

		26,615,019

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	5,756	499,103
Michael Kors Holdings Ltd. *	5,626	263,241
NIKE, Inc., Class B	38,417	2,022,655
Skechers U.S.A., Inc., Class A *	21,170	484,793
Under Armour, Inc., Class A *	25,644	991,910
Under Armour, Inc., Class C *	10,583	358,340

		4,620,042

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	731,546

Tobacco - 2.5%
Altria Group, Inc.	145,535	9,202,178
Philip Morris International, Inc.	95,203	9,255,636
Reynolds American, Inc.	114,701	5,408,152

		23,865,966

Trading Companies & Distributors - 0.1%
Watsco, Inc.	3,619	509,917
WW Grainger, Inc.	3,083	693,182

		1,203,099

Water Utilities - 0.3%
American Water Works Co., Inc.	32,657	2,444,050
Aqua America, Inc.	9,149	278,861

		2,722,911

Wireless Telecommunication Services - 0.4%
Sprint Corp. *	172,378	1,142,866
T-Mobile US, Inc. *	50,736	2,370,386

		3,513,252

TOTAL COMMON STOCKS (cost $762,114,193)		909,853,829

SHORT-TERM INVESTMENT - 2.8%

Investment Company - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $25,866,654) (2)(b)	25,866,654	25,866,654

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (cost $787,980,847)		935,720,483

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (c)		1,945,995

NET ASSETS - 100.0%		937,666,478

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$110,926,420	11.9%
Consumer Staples	106,047,385	11.3
Energy	68,541,566	7.3
Financials	44,340,561	4.7
Health Care	97,354,231	10.4
Industrials	95,147,781	10.1
Information Technology	210,419,176	22.5
Materials	20,952,469	2.2
Real Estate	68,448,360	7.3
Telecommunication Services	37,659,850	4.0
Utilities	50,016,030	5.3
Short-Term Investment	25,866,654	2.8

Total Investments In Securities At Value	935,720,483	99.8
Other Assets in Excess of Liabilities (c)	1,945,995	0.2

Net Assets	$937,666,478	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
185	BARC	S&P 500 E-Mini Futures	12/2016	$19,864,166	$19,983,700	$119,534

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$767,528	$767,528

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. *	7,667	$134,786
Aerovironment, Inc. *	7,641	186,517
Curtiss-Wright Corp.	13,348	1,216,136
DigitalGlobe, Inc. *	3,438	94,545
Engility Holdings, Inc. *	4,188	131,922
KEYW Holding Corp. (The) *(a)	9,659	106,635
Mercury Systems, Inc. *	21,745	534,275
National Presto Industries, Inc.	1,715	150,560
Sparton Corp. *	6,924	181,824
Vectrus, Inc. *	5,334	81,237

		2,818,437

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	33,900	486,465
XPO Logistics, Inc. *	6,427	235,678

		722,143

Airlines - 0.5%
Hawaiian Holdings, Inc. *	22,896	1,112,746
SkyWest, Inc.	24,142	637,590

		1,750,336

Auto Components - 1.7%
Cooper Tire & Rubber Co.	8,314	316,098
Cooper-Standard Holding, Inc. *	7,770	767,676
Dorman Products, Inc. *	9,995	638,680
Drew Industries, Inc.	11,249	1,102,627
Fox Factory Holding Corp. *	8,907	204,594
Gentherm, Inc. *	3,795	119,239
Horizon Global Corp. *	4,751	94,687
Motorcar Parts of America, Inc. *	9,004	259,135
Spartan Motors, Inc.	30,958	296,578
Standard Motor Products, Inc.	5,402	258,000
Stoneridge, Inc. *	15,449	284,262
Superior Industries International, Inc.	16,718	487,497
Tenneco, Inc. *	9,453	550,826
Tower International, Inc.	5,389	129,875

		5,509,774

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	4,117	97,038

Banks - 4.7%
Ameris Bancorp	11,337	396,228
Banc of California, Inc.	15,122	264,030
Berkshire Hills Bancorp, Inc.	4,880	135,225
BNC Bancorp	11,995	291,718
Brookline Bancorp, Inc.	13,553	165,211
Capital Bank Financial Corp., Class A	17,266	554,411
CenterState Banks, Inc.	21,995	389,971
Central Pacific Financial Corp.	6,264	157,790
Chemical Financial Corp.	10,758	474,751
Community Bank System, Inc.	9,046	435,203
ConnectOne Bancorp, Inc.	9,170	165,610
CVB Financial Corp.	14,211	250,256
Eagle Bancorp, Inc. *	15,418	760,570
Enterprise Financial Services Corp.	9,119	284,969
FCB Financial Holdings, Inc., Class A *	13,517	519,458

INVESTMENTS	SHARES	VALUE
Banks - 4.7% (continued)
Fidelity Southern Corp.	14,791	$272,007
First Financial Bankshares, Inc.	5,971	217,583
First Interstate BancSystem, Inc., Class A	5,980	188,430
First Merchants Corp.	8,267	221,142
Flushing Financial Corp.	7,004	166,135
Fulton Financial Corp.	41,998	609,811
Great Southern Bancorp, Inc.	4,133	168,213
Great Western Bancorp, Inc.	30,158	1,004,865
Hanmi Financial Corp.	5,827	153,483
Heartland Financial USA, Inc.	4,432	159,862
Home BancShares, Inc.	33,108	688,978
Independent Bank Corp./MA (a)	6,932	374,952
Independent Bank Corp./MI	27,663	465,568
International Bancshares Corp.	4,292	127,816
Lakeland Financial Corp.	11,374	402,867
LegacyTexas Financial Group, Inc.	7,515	237,700
MB Financial, Inc.	4,175	158,817
NBT Bancorp, Inc.	3,605	118,496
Opus Bank	6,292	222,548
Pacific Premier Bancorp, Inc. *	7,111	188,157
Preferred Bank	10,383	371,192
Renasant Corp.	4,694	157,859
S&T Bancorp, Inc.	3,731	108,162
Sandy Spring Bancorp, Inc.	3,390	103,666
Seacoast Banking Corp. of Florida *	17,359	279,306
ServisFirst Bancshares, Inc.	18,343	952,185
Simmons First National Corp., Class A	3,151	157,235
Southside Bancshares, Inc.	5,935	190,988
State Bank Financial Corp.	5,880	134,182
Sterling Bancorp	37,903	663,303
Stonegate Bank	4,323	145,901
Tompkins Financial Corp.	1,585	121,110
Towne Bank	14,776	355,067
Union Bankshares Corp.	3,912	104,724
United Community Banks, Inc.	13,283	279,209

		15,516,920

Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	1,994	295,431
Craft Brew Alliance, Inc. *	5,958	112,189
MGP Ingredients, Inc. (a)	14,063	569,833
National Beverage Corp. *(a)	21,441	944,476

		1,921,929

Biotechnology - 3.2%
Acceleron Pharma, Inc. *	10,256	371,165
Achillion Pharmaceuticals, Inc. *	34,987	283,395
ARIAD Pharmaceuticals, Inc. *	42,741	585,124
Axovant Sciences Ltd. *	6,697	93,758
BioSpecifics Technologies Corp. *	2,268	103,580
CTI BioPharma Corp. *	77,000	28,821
Cytokinetics, Inc. *(a)	24,791	227,581
Emergent BioSolutions, Inc. *	6,408	202,044
Exact Sciences Corp. *	8,431	156,564
Exelixis, Inc. *	107,777	1,378,468
Five Prime Therapeutics, Inc. *	13,433	705,098
Genomic Health, Inc. *	5,685	164,410
Ignyta, Inc. *	17,759	111,704

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 3.2% (continued)
Inovio Pharmaceuticals, Inc. *(a)	36,389	$339,146
Insmed, Inc. *	11,460	166,399
Ironwood Pharmaceuticals, Inc. *	39,114	621,130
Lexicon Pharmaceuticals, Inc. *(a)	49,075	886,785
Ligand Pharmaceuticals, Inc. *	6,082	620,729
Lion Biotechnologies, Inc. *(a)	12,937	106,472
Loxo Oncology, Inc. *(a)	15,828	414,377
Minerva Neurosciences, Inc. *(a)	25,714	362,953
Myriad Genetics, Inc. *	4,727	97,282
Ohr Pharmaceutical, Inc. *	7,600	21,508
Organovo Holdings, Inc. *(a)	37,800	143,262
Peregrine Pharmaceuticals, Inc. *	181,400	78,002
Prothena Corp. plc (Ireland) *	2,757	165,337
Repligen Corp. *	4,058	122,511
Sarepta Therapeutics, Inc. *(a)	1,685	103,476
Spectrum Pharmaceuticals, Inc. *	25,248	117,908
Synergy Pharmaceuticals, Inc. *	25,940	142,930
TESARO, Inc. *(a)	12,743	1,277,358
Trevena, Inc. *	28,383	191,585
Xencor, Inc. *	5,970	146,205

		10,537,067

Building Products - 2.1%
AAON, Inc.	15,165	437,055
Advanced Drainage Systems, Inc.	4,397	105,792
American Woodmark Corp. *	10,294	829,388
Apogee Enterprises, Inc.	4,666	208,524
Builders FirstSource, Inc. *	22,692	261,185
Gibraltar Industries, Inc. *	18,133	673,641
Griffon Corp.	21,547	366,514
Insteel Industries, Inc.	16,658	603,686
Masonite International Corp. *	3,491	217,036
NCI Building Systems, Inc. *	23,636	344,849
Patrick Industries, Inc. *	12,325	763,164
PGT, Inc. *	22,467	239,723
Ply Gem Holdings, Inc. *	11,673	155,951
Simpson Manufacturing Co., Inc.	9,912	435,632
Trex Co., Inc. *	4,263	250,323
Universal Forest Products, Inc.	9,901	975,150

		6,867,613

Capital Markets - 0.6%
Actua Corp. *	12,100	156,695
BGC Partners, Inc., Class A	70,384	615,860
Cohen & Steers, Inc.	7,823	334,433
Diamond Hill Investment Group, Inc.	1,639	302,871
Evercore Partners, Inc., Class A	3,778	194,605
GAIN Capital Holdings, Inc.	24,292	150,125
INTL. FCStone, Inc. *	6,700	260,295
KCG Holdings, Inc., Class A *	6,225	96,674

		2,111,558

Chemicals - 1.6%
American Vanguard Corp.	9,893	158,882
Balchem Corp.	5,596	433,858
Chemours Co. (The)	24,936	398,976
H.B. Fuller Co.	9,656	448,714
Innospec, Inc.	7,845	477,055
KMG Chemicals, Inc.	10,063	285,085

INVESTMENTS	SHARES	VALUE
Chemicals - 1.6% (continued)
Koppers Holdings, Inc. *	6,463	$207,979
Kraton Performance Polymers, Inc. *	10,451	366,203
Minerals Technologies, Inc.	2,031	143,571
Quaker Chemical Corp.	1,296	137,285
Rayonier Advanced Materials, Inc.	7,806	104,366
Sensient Technologies Corp.	2,597	196,853
Stepan Co.	6,808	494,669
Trinseo SA	23,676	1,339,115
Tronox Ltd.	10,025	93,934

		5,286,545

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	8,360	331,892
ACCO Brands Corp. *	42,602	410,683
Brady Corp., Class A	17,045	589,927
Brink’s Co. (The)	12,230	453,488
Casella Waste Systems, Inc., Class A *	13,943	143,613
Deluxe Corp.	4,980	332,764
Ennis, Inc.	10,681	179,975
Healthcare Services Group, Inc.	22,924	907,332
Herman Miller, Inc.	14,493	414,500
Interface, Inc.	8,931	149,058
Knoll, Inc.	9,074	207,341
Matthews International Corp., Class A	8,717	529,645
Multi-Color Corp.	2,227	146,982
Quad/Graphics, Inc.	21,524	575,121
Team, Inc. *	4,400	143,924
Tetra Tech, Inc.	13,146	466,289
UniFirst Corp.	969	127,772
US Ecology, Inc.	4,522	202,767
Viad Corp.	5,800	213,846
VSE Corp.	4,267	145,035

		6,671,954

Communications Equipment - 2.7%
ADTRAN, Inc.	11,311	216,493
Applied Optoelectronics, Inc. *(a)	8,401	186,586
CalAmp Corp. *	8,803	122,802
Clearfield, Inc. *(a)	11,378	213,906
Extreme Networks, Inc. *	44,347	199,118
Finisar Corp. *	34,264	1,021,067
InterDigital, Inc.	6,940	549,648
Ixia *	14,568	182,100
Lumentum Holdings, Inc. *	28,205	1,178,123
NETGEAR, Inc. *	12,858	777,780
Oclaro, Inc. *	95,527	816,756
Plantronics, Inc.	2,183	113,429
ShoreTel, Inc. *	18,745	149,960
Sonus Networks, Inc. *	23,563	183,320
Ubiquiti Networks, Inc. *(a)	32,650	1,746,775
ViaSat, Inc. *	12,790	954,774
Viavi Solutions, Inc. *	42,629	315,028

		8,927,665

Construction & Engineering - 1.8%
Aegion Corp. *	9,430	179,830
Argan, Inc.	5,482	324,480
Comfort Systems USA, Inc.	16,682	488,949
Dycom Industries, Inc. *	13,873	1,134,534

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 1.8% (continued)
EMCOR Group, Inc.	11,751	$700,595
Granite Construction, Inc.	13,147	653,932
HC2 Holdings, Inc. *(a)	27,896	152,033
MasTec, Inc. *	30,841	917,211
MYR Group, Inc. *	5,924	178,312
NV5 Global, Inc. *	13,579	438,737
Primoris Services Corp.	19,351	398,631
Tutor Perini Corp. *	8,183	175,689

		5,742,933

Construction Materials - 0.2%
Headwaters, Inc. *	11,071	187,321
US Concrete, Inc. *	9,368	431,537

		618,858

Consumer Finance - 0.1%
EZCORP, Inc., Class A *	9,246	102,261
Green Dot Corp., Class A *	9,413	217,064

		319,325

Containers & Packaging - 0.2%
Greif, Inc., Class A	14,000	694,260

Distributors - 0.2%
Core-Mark Holding Co., Inc.	16,544	592,275

Diversified Consumer Services - 0.9%
American Public Education, Inc. *	7,939	157,272
Bright Horizons Family Solutions, Inc. *	17,315	1,158,200
Career Education Corp. *	42,174	286,362
Carriage Services, Inc.	10,033	237,280
LifeLock, Inc. *	40,964	693,111
Weight Watchers International, Inc. *(a)	40,948	422,583

		2,954,808

Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	2,969	193,104
Cincinnati Bell, Inc. *	36,600	149,328
Cogent Communications Holdings, Inc.	10,768	396,370
Consolidated Communications Holdings, Inc.	12,893	325,419
FairPoint Communications, Inc. *	9,396	141,222
General Communication, Inc., Class A *	14,543	199,966
IDT Corp., Class B	12,066	208,018
Inteliquent, Inc.	8,841	142,694
Lumos Networks Corp. *	9,282	129,948
ORBCOMM, Inc. *	42,884	439,561
Straight Path Communications, Inc., Class B *(a)	6,023	154,249
Vonage Holdings Corp. *	37,211	245,965
Windstream Holdings, Inc. (a)	79,645	800,432

		3,526,276

Electric Utilities - 2.0%
ALLETE, Inc.	10,849	646,818
El Paso Electric Co.	13,342	624,005
IDACORP, Inc.	17,911	1,402,073
MGE Energy, Inc.	12,714	718,468
Otter Tail Corp.	5,498	190,176

INVESTMENTS	SHARES	VALUE
Electric Utilities - 2.0% (continued)
PNM Resources, Inc.	30,346	$992,921
Portland General Electric Co.	26,884	1,144,990
Spark Energy, Inc., Class A (a)	23,772	692,478

		6,411,929

Electrical Equipment - 0.4%
AZZ, Inc.	6,976	455,323
Energous Corp. *(a)	15,823	310,289
EnerSys	3,925	271,571
Generac Holdings, Inc. *	9,643	350,041

		1,387,224

Electronic Equipment, Instruments & Components - 3.6%
AVX Corp.	12,390	170,858
Badger Meter, Inc.	11,542	386,772
Belden, Inc.	6,021	415,389
Coherent, Inc. *	10,822	1,196,264
CTS Corp.	12,200	226,920
ePlus, Inc. *	3,930	371,031
Fabrinet (Thailand) *	19,918	888,144
II-VI, Inc. *	19,798	481,685
Insight Enterprises, Inc. *	4,032	131,242
Itron, Inc. *	12,694	707,817
Littelfuse, Inc.	6,846	881,833
Mesa Laboratories, Inc. (a)	3,230	369,383
Methode Electronics, Inc.	6,896	241,153
MTS Systems Corp.	2,200	101,266
OSI Systems, Inc. *	1,769	115,657
PC Connection, Inc.	9,526	251,677
Sanmina Corp. *	26,247	747,252
SYNNEX Corp.	11,941	1,362,588
Tech Data Corp. *	11,816	1,000,933
TTM Technologies, Inc. *	10,753	123,122
Universal Display Corp. *	19,076	1,058,909
Vishay Intertechnology, Inc.	32,811	462,307

		11,692,202

Energy Equipment & Services - 0.9%
Fairmount Santrol Holdings, Inc. *(a)	58,980	500,150
Forum Energy Technologies, Inc. *	12,569	249,620
Helix Energy Solutions Group, Inc. *	22,666	184,275
McDermott International, Inc. *	32,162	161,132
Oil States International, Inc. *	5,507	173,856
TETRA Technologies, Inc. *	26,462	161,683
Unit Corp. *	5,649	105,071
US Silica Holdings, Inc.	27,696	1,289,526

		2,825,313

Equity Real Estate Investment Trusts (REITs) - 10.2%
Acadia Realty Trust	21,103	764,773
Agree Realty Corp.	12,630	624,427
Alexander’s, Inc.	1,154	484,218
American Assets Trust, Inc.	9,951	431,674
Armada Hoffler Properties, Inc.	15,545	208,303
Bluerock Residential Growth REIT, Inc.	11,974	155,662
Cedar Realty Trust, Inc.	19,172	138,038
Community Healthcare Trust, Inc.	4,426	97,018
CoreSite Realty Corp.	20,141	1,491,240
Cousins Properties, Inc.	43,398	453,075

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 10.2% (continued)
DuPont Fabros Technology, Inc.	39,719	$1,638,409
Easterly Government Properties, Inc.	10,973	209,365
EastGroup Properties, Inc.	7,677	564,720
Education Realty Trust, Inc.	32,100	1,384,794
First Industrial Realty Trust, Inc.	53,306	1,504,295
Getty Realty Corp.	4,321	103,402
Gladstone Commercial Corp.	17,758	330,832
Government Properties Income Trust	30,023	679,120
Healthcare Realty Trust, Inc.	57,490	1,958,109
Hudson Pacific Properties, Inc.	8,459	278,047
Independence Realty Trust, Inc.	11,681	105,129
Kite Realty Group Trust	21,671	600,720
Lexington Realty Trust	77,309	796,283
LTC Properties, Inc.	10,734	558,061
Mack-Cali Realty Corp.	39,027	1,062,315
Medical Properties Trust, Inc.	71,973	1,063,041
Monmouth Real Estate Investment Corp.	33,580	479,187
Monogram Residential Trust, Inc.	32,040	340,906
National Health Investors, Inc.	8,803	690,859
National Storage Affiliates Trust	38,604	808,368
NexPoint Residential Trust, Inc.	16,633	327,005
Pennsylvania REIT	13,055	300,657
Physicians Realty Trust	59,560	1,282,922
Potlatch Corp.	2,434	94,658
Preferred Apartment Communities, Inc.	12,783	172,698
PS Business Parks, Inc.	13,027	1,479,476
QTS Realty Trust, Inc., Class A	33,641	1,777,927
Ramco-Gershenson Properties Trust	15,494	290,358
Retail Opportunity Investments Corp.	51,090	1,121,936
Rexford Industrial Realty, Inc.	40,152	919,079
Saul Centers, Inc.	5,116	340,726
Select Income REIT	37,865	1,018,569
Seritage Growth Properties, Class A (a)	10,698	542,175
STAG Industrial, Inc.	36,200	887,262
Terreno Realty Corp.	9,381	258,071
Universal Health Realty Income Trust	2,973	187,358
Urban Edge Properties	50,790	1,429,231
Urstadt Biddle Properties, Inc., Class A	5,947	132,142
Washington Prime Group, Inc.	7,712	95,475
Washington REIT	21,202	659,806
Whitestone REIT	8,519	118,244

		33,440,165

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	4,685	185,245
PriceSmart, Inc.	1,476	123,630
SpartanNash Co.	5,073	146,711

		455,586

Food Products - 2.3%
Amplify Snack Brands, Inc. *	5,986	96,973
B&G Foods, Inc.	24,015	1,181,058
Calavo Growers, Inc.	5,972	390,748
Cal-Maine Foods, Inc. (a)	4,929	189,964
Darling Ingredients, Inc. *	38,099	514,717
Dean Foods Co.	8,337	136,727
Fresh Del Monte Produce, Inc.	24,128	1,445,267
J&J Snack Foods Corp.	3,317	395,121
John B. Sanfilippo & Son, Inc.	6,663	342,012

INVESTMENTS	SHARES	VALUE
Food Products - 2.3% (continued)
Lancaster Colony Corp.	10,414	$1,375,585
Omega Protein Corp. *	14,399	336,505
Sanderson Farms, Inc.	6,287	605,627
Snyder’s-Lance, Inc.	7,716	259,103
Tootsie Roll Industries, Inc. (a)	6,695	246,577

		7,515,984

Gas Utilities - 2.2%
Chesapeake Utilities Corp.	9,836	600,586
New Jersey Resources Corp.	24,582	807,764
Northwest Natural Gas Co.	8,889	534,318
ONE Gas, Inc.	31,316	1,936,581
South Jersey Industries, Inc.	11,082	327,473
Southwest Gas Corp.	10,682	746,245
Spire, Inc.	16,759	1,068,219
WGL Holdings, Inc.	19,573	1,227,227

		7,248,413

Health Care Equipment & Supplies - 3.9%
Analogic Corp.	1,217	107,826
Anika Therapeutics, Inc. *	6,861	328,299
AtriCure, Inc. *	9,247	146,288
Atrion Corp.	700	298,620
Cantel Medical Corp.	20,542	1,601,865
Cerus Corp. *	25,882	160,727
CONMED Corp.	2,522	101,031
CryoLife, Inc.	10,147	178,283
Cynosure, Inc., Class A *	12,609	642,302
Glaukos Corp. *	2,445	92,274
ICU Medical, Inc. *	5,491	693,953
Inogen, Inc. *	11,892	712,331
Insulet Corp. *	8,518	348,727
Integra LifeSciences Holdings Corp. *	14,291	1,179,722
iRadimed Corp. *(a)	7,495	127,340
LeMaitre Vascular, Inc.	10,217	202,705
Masimo Corp. *	20,859	1,240,902
Meridian Bioscience, Inc.	7,667	147,896
Merit Medical Systems, Inc. *	6,344	154,096
Natus Medical, Inc. *	3,884	152,602
Neogen Corp. *	3,554	198,811
Nevro Corp. *(a)	13,746	1,434,945
NuVasive, Inc. *	14,321	954,638
NxStage Medical, Inc. *	15,595	389,719
OraSure Technologies, Inc. *	29,155	232,365
Orthofix International NV *	5,619	240,325
Penumbra, Inc. *	1,553	118,013
RTI Surgical, Inc. *	6,354	19,888
Spectranetics Corp. (The) *	7,601	190,709
Vascular Solutions, Inc. *	9,342	450,565

		12,847,767

Health Care Providers & Services - 1.8%
Aceto Corp.	12,688	240,945
Addus HomeCare Corp. *	9,220	241,195
Almost Family, Inc. *	3,746	137,741
Amedisys, Inc. *	16,877	800,645
AMN Healthcare Services, Inc. *	18,057	575,477
BioTelemetry, Inc. *	25,845	479,942
Capital Senior Living Corp. *	6,600	110,880

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 1.8% (continued)
Chemed Corp.	1,947	$274,663
Civitas Solutions, Inc. *	6,879	125,611
CorVel Corp. *	6,100	234,240
Cross Country Healthcare, Inc. *	14,589	171,858
Ensign Group, Inc. (The)	7,633	153,652
HealthEquity, Inc. *	3,387	128,198
Healthways, Inc. *	5,828	154,209
LHC Group, Inc. *	7,457	275,014
Medcath Corp. (3)*(c)	10,300	-
National HealthCare Corp.	1,886	124,457
Owens & Minor, Inc.	9,380	325,767
Providence Service Corp. (The) *	3,601	175,117
RadNet, Inc. *	19,258	142,509
Surgical Care Affiliates, Inc. *	12,716	620,032
Universal American Corp.	19,738	150,996
US Physical Therapy, Inc.	6,163	386,420

		6,029,568

Health Care Technology - 0.5%
Evolent Health, Inc. *(a)	10,498	258,461
HealthStream, Inc. *	7,258	200,321
HMS Holdings Corp. *	33,525	743,249
Medidata Solutions, Inc. *	2,479	138,229
Omnicell, Inc. *	6,219	238,188
Vocera Communications, Inc. *	10,735	181,421

		1,759,869

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp. *	39,480	780,914
Caesars Entertainment Corp. *(a)	22,440	167,178
Carrols Restaurant Group, Inc. *	32,223	425,666
Churchill Downs, Inc.	3,785	553,935
Chuy’s Holdings, Inc. *	9,817	274,287
ClubCorp Holdings, Inc.	9,715	140,576
Cracker Barrel Old Country Store, Inc. (a)	4,590	606,890
Dave & Buster’s Entertainment, Inc. *	16,897	662,025
Denny’s Corp. *	22,460	240,097
Eldorado Resorts, Inc. *	36,433	512,248
International Speedway Corp., Class A	8,963	299,544
Intrawest Resorts Holdings, Inc. *	10,121	164,163
Jack in the Box, Inc.	1,191	114,265
Marcus Corp. (The)	6,900	172,776
Monarch Casino & Resort, Inc. *	7,349	184,974
Papa John’s International, Inc.	1,526	120,325
Penn National Gaming, Inc. *	8,269	112,210
Planet Fitness, Inc. *	7,443	149,381
Popeyes Louisiana Kitchen, Inc. *	2,780	147,729
Ruth’s Hospitality Group, Inc.	13,870	195,844
Sonic Corp.	4,685	122,653
Texas Roadhouse, Inc.	20,477	799,217

		6,946,897

Household Durables - 1.4%
Bassett Furniture Industries, Inc.	16,512	383,904
Cavco Industries, Inc. *	3,895	385,800
Ethan Allen Interiors, Inc.	4,828	150,971
Flexsteel Industries, Inc.	2,686	138,920
Helen of Troy Ltd. *	9,841	847,999
Hooker Furniture Corp.	12,387	303,358

INVESTMENTS	SHARES	VALUE
Household Durables - 1.4% (continued)
Installed Building Products, Inc. *	14,200	$509,354
iRobot Corp. *	2,187	96,184
La-Z-Boy, Inc.	4,371	107,352
LGI Homes, Inc. *(a)	16,644	613,165
NACCO Industries, Inc., Class A	3,287	223,384
TopBuild Corp. *	4,553	151,160
Universal Electronics, Inc. *	5,698	424,273
ZAGG, Inc. *	17,070	138,267

		4,474,091

Household Products - 0.4%
Central Garden & Pet Co., Class A *	25,171	624,241
Orchids Paper Products Co. (a)	5,844	159,132
WD-40 Co.	5,417	609,033

		1,392,406

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	13,252	641,529

Insurance - 2.7%
AMERISAFE, Inc.	8,584	504,567
Argo Group International Holdings Ltd.	11,002	620,733
CNO Financial Group, Inc.	16,656	254,337
Employers Holdings, Inc.	6,048	180,412
Enstar Group Ltd. *	3,224	530,251
FBL Financial Group, Inc., Class A	10,027	641,427
Federated National Holding Co.	7,509	140,343
Horace Mann Educators Corp.	7,112	260,655
Infinity Property & Casualty Corp.	2,082	172,036
James River Group Holdings Ltd.	11,794	426,943
Kemper Corp.	3,161	124,291
Maiden Holdings Ltd.	7,487	95,010
National General Holdings Corp.	21,132	469,976
Navigators Group, Inc. (The)	5,020	486,538
OneBeacon Insurance Group Ltd., Class A	10,443	149,126
Primerica, Inc. (a)	8,867	470,217
RLI Corp.	19,610	1,340,540
Safety Insurance Group, Inc.	2,738	184,048
Selective Insurance Group, Inc.	16,206	645,971
Stewart Information Services Corp.	7,639	339,554
Trupanion, Inc. *(a)	20,746	350,607
United Fire Group, Inc.	8,387	354,938
United Insurance Holdings Corp.	8,652	146,911

		8,889,431

Internet & Direct Marketing Retail - 0.5%
Nutrisystem, Inc.	13,444	399,152
Overstock.com, Inc. *	9,124	139,780
PetMed Express, Inc. (a)	10,939	221,843
Shutterfly, Inc. *	2,243	100,128
Wayfair, Inc., Class A *(a)	16,719	658,227

		1,519,130

Internet Software & Services - 3.3%
2U, Inc. *(a)	5,844	223,767
Alarm.com Holdings, Inc. *(a)	20,626	595,266
Amber Road, Inc. *	9,941	95,931
Benefitfocus, Inc. *	4,090	163,273
Brightcove, Inc. *	16,597	216,591

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 3.3% (continued)
ChannelAdvisor Corp. *	12,592	$162,815
Cimpress NV (Netherlands) *	9,460	957,163
Cornerstone OnDemand, Inc. *	19,335	888,443
DHI Group, Inc. *	15,761	124,354
EarthLink Holdings Corp.	45,321	280,990
Envestnet, Inc. *	2,574	93,822
Five9, Inc. *	48,315	757,579
GrubHub, Inc. *	9,400	404,106
GTT Communications, Inc. *	6,403	150,663
Intralinks Holdings, Inc. *	16,496	165,950
j2 Global, Inc.	2,491	165,926
LogMeIn, Inc.	4,534	409,828
MeetMe, Inc. *	53,417	331,185
MINDBODY, Inc. *(a)	21,019	413,234
NIC, Inc.	17,480	410,780
Q2 Holdings, Inc. *	14,946	428,352
Quotient Technology, Inc. *	21,709	288,947
Shutterstock, Inc. *	8,452	538,392
SPS Commerce, Inc. *	1,758	129,055
Stamps.com, Inc. *(a)	6,017	568,667
TrueCar, Inc. *(a)	29,967	282,888
Web.com Group, Inc. *	5,859	101,185
WebMD Health Corp. *	13,210	656,537
Xactly Corp. *	26,867	395,482
XO Group, Inc. *	16,852	325,749

		10,726,920

IT Services - 2.1%
Acxiom Corp. *	22,963	611,964
Blackhawk Network Holdings, Inc. *	4,256	128,404
CACI International, Inc., Class A *	6,137	619,223
Cardtronics plc *	7,925	353,455
Convergys Corp.	34,452	1,048,030
CSG Systems International, Inc.	11,909	492,199
EPAM Systems, Inc. *	5,115	354,521
ExlService Holdings, Inc. *	15,184	756,771
Hackett Group, Inc. (The)	26,961	445,396
Lionbridge Technologies, Inc. *	23,819	119,095
ManTech International Corp., Class A	6,644	250,412
Perficient, Inc. *	11,282	227,332
PFSweb, Inc. *	16,898	150,899
Science Applications International Corp.	10,383	720,269
ServiceSource International, Inc. *	27,897	136,137
Sykes Enterprises, Inc. *	10,388	292,214
TeleTech Holdings, Inc.	5,303	153,734

		6,860,055

Leisure Products - 0.5%
Callaway Golf Co.	19,727	229,030
Nautilus, Inc. *	9,368	212,841
Smith & Wesson Holding Corp. *(a)	30,134	801,263
Sturm Ruger & Co., Inc. (a)	7,609	439,496

		1,682,630

Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. *	3,521	95,982
Cambrex Corp. *	10,665	474,166
INC Research Holdings, Inc., Class A *	5,777	257,539
Luminex Corp. *	8,372	190,212

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 0.9% (continued)
NeoGenomics, Inc. *	39,315	$323,169
Pacific Biosciences of California, Inc. *(a)	55,131	493,974
PRA Health Sciences, Inc. *	22,011	1,243,842

		3,078,884

Machinery - 3.2%
Actuant Corp., Class A	6,940	161,286
Alamo Group, Inc.	4,338	285,831
Albany International Corp., Class A	2,564	108,662
Altra Industrial Motion Corp.	5,521	159,943
Astec Industries, Inc.	7,906	473,332
Barnes Group, Inc.	3,154	127,895
Briggs & Stratton Corp.	13,814	257,631
CIRCOR International, Inc.	4,102	244,315
Douglas Dynamics, Inc.	12,738	406,852
Energy Recovery, Inc. *(a)	44,516	711,366
Federal Signal Corp.	14,847	196,871
Franklin Electric Co., Inc.	11,415	464,705
Global Brass & Copper Holdings, Inc.	16,684	482,001
John Bean Technologies Corp.	15,679	1,106,153
Kadant, Inc.	3,300	171,963
Lydall, Inc. *	10,527	538,245
Manitowoc Co., Inc. (The)	40,525	194,115
Mueller Industries, Inc.	7,029	227,880
Mueller Water Products, Inc., Class A	76,021	954,064
Proto Labs, Inc. *(a)	2,037	122,037
RBC Bearings, Inc. *	4,711	360,297
SPX Corp. *	4,812	96,914
Standex International Corp.	4,173	387,546
Supreme Industries, Inc., Class A	22,373	431,799
Tennant Co.	3,269	211,831
Wabash National Corp. *	11,007	156,740
Watts Water Technologies, Inc., Class A	7,056	457,511
Woodward, Inc.	16,146	1,008,802

		10,506,587

Marine - 0.1%
Matson, Inc.	4,403	175,592

Media - 0.9%
Entravision Communications Corp., Class A	28,539	217,753
Gray Television, Inc. *	15,238	157,866
Meredith Corp.	4,851	252,203
National CineMedia, Inc.	10,496	154,501
New Media Investment Group, Inc.	8,166	126,573
New York Times Co. (The), Class A	20,517	245,178
Scholastic Corp.	9,598	377,777
Sinclair Broadcast Group, Inc., Class A	28,823	832,408
World Wrestling Entertainment, Inc., Class A (a)	28,272	602,194

		2,966,453

Metals & Mining - 2.0%
AK Steel Holding Corp. *(a)	138,303	668,003
Century Aluminum Co. *	14,183	98,572
Cliffs Natural Resources, Inc. *(a)	100,030	585,175
Coeur Mining, Inc. *	85,378	1,010,022
Commercial Metals Co.	10,881	176,163

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - 2.0% (continued)
Gold Resource Corp. (a)	35,223	$261,355
Hecla Mining Co.	181,197	1,032,823
Kaiser Aluminum Corp.	5,091	440,321
Materion Corp.	4,614	141,696
Olympic Steel, Inc.	13,887	306,903
Ryerson Holding Corp. *	32,102	362,431
Stillwater Mining Co. *	23,381	312,370
Worthington Industries, Inc.	23,099	1,109,445

		6,505,279

Multiline Retail - 0.2%
Big Lots, Inc.	7,444	355,451
Ollie’s Bargain Outlet Holdings, Inc. *	13,539	354,857

		710,308

Multi-Utilities - 1.1%
Avista Corp.	22,685	948,006
Black Hills Corp.	18,586	1,137,835
NorthWestern Corp.	16,468	947,404
Unitil Corp.	12,864	502,468

		3,535,713

Oil, Gas & Consumable Fuels - 1.6%
Ardmore Shipping Corp. (Ireland)	14,473	101,890
Bill Barrett Corp. *	31,889	177,303
Callon Petroleum Co. *	76,411	1,199,653
Contango Oil & Gas Co. *	10,754	109,906
EXCO Resources, Inc. *(a)	171,503	183,508
Matador Resources Co. *	6,330	154,072
Nordic American Tankers Ltd. (a)	9,448	95,519
Par Pacific Holdings, Inc. *	10,609	138,766
PDC Energy, Inc. *	15,056	1,009,655
REX American Resources Corp. *	1,134	96,118
RSP Permian, Inc. *	40,790	1,581,836
Sanchez Energy Corp. *	11,537	101,987
Ship Finance International Ltd. (Norway) (a)	22,055	324,870

		5,275,083

Paper & Forest Products - 0.5%
Clearwater Paper Corp. *	2,894	187,155
Louisiana-Pacific Corp. *	50,479	950,519
Neenah Paper, Inc.	4,575	361,471

		1,499,145

Personal Products - 0.3%
Avon Products, Inc.	21,344	120,807
Inter Parfums, Inc.	6,100	196,847
Natural Health Trends Corp. (a)	9,234	260,953
Revlon, Inc., Class A *	6,461	237,635

		816,242

Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. *	13,180	250,025
ANI Pharmaceuticals, Inc. *	1,416	93,952
Corcept Therapeutics, Inc. *	28,297	183,930
Dermira, Inc. *	17,210	582,042
Heska Corp. *	10,823	589,096
Intra-Cellular Therapies, Inc. *	16,875	257,175
Medicines Co. (The) *	13,662	515,604
Nektar Therapeutics *	46,797	803,972

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.6% (continued)
Prestige Brands Holdings, Inc. *	15,964	$770,582
SciClone Pharmaceuticals, Inc. *	24,050	246,513
Supernus Pharmaceuticals, Inc. *	25,872	639,815
TherapeuticsMD, Inc. *(a)	61,551	419,162

		5,351,868

Professional Services - 1.0%
Barrett Business Services, Inc.	3,741	185,591
CRA International, Inc. *	6,151	163,555
Exponent, Inc.	14,044	717,087
FTI Consulting, Inc. *	3,688	164,337
Heidrick & Struggles International, Inc.	6,742	125,064
Insperity, Inc.	7,571	549,957
Kelly Services, Inc., Class A	6,667	128,140
Kforce, Inc.	6,514	133,472
Mistras Group, Inc. *	11,599	272,229
On Assignment, Inc. *	2,835	102,882
Resources Connection, Inc.	10,068	150,416
TrueBlue, Inc. *	4,421	100,180
WageWorks, Inc. *	9,711	591,497

		3,384,407

Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA *(a)	4,222	136,793
HFF, Inc., Class A	3,604	99,795
Marcus & Millichap, Inc. *	5,385	140,818
RE/MAX Holdings, Inc., Class A	5,481	239,958

		617,364

Road & Rail - 0.0% (b)
Marten Transport Ltd.	7,355	154,455

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries, Inc. *	19,613	928,087
Advanced Micro Devices, Inc. *	360,922	2,493,971
Alpha & Omega Semiconductor Ltd. *	13,854	300,909
Amkor Technology, Inc. *	81,224	789,497
Applied Micro Circuits Corp. *	23,174	161,059
Axcelis Technologies, Inc. *	13,172	174,924
Brooks Automation, Inc.	10,126	137,815
Cabot Microelectronics Corp.	2,479	131,164
CEVA, Inc. *	12,403	434,973
Cirrus Logic, Inc. *	28,336	1,506,058
Entegris, Inc. *	15,466	269,418
FormFactor, Inc. *	28,368	307,793
Inphi Corp. *	21,064	916,495
Integrated Device Technology, Inc. *	7,562	174,682
Lattice Semiconductor Corp. *	35,743	231,972
MACOM Technology Solutions Holdings, Inc. *	15,183	642,848
MaxLinear, Inc., Class A *	40,285	816,577
Microsemi Corp. *	24,032	1,008,863
MKS Instruments, Inc.	14,155	703,928
Monolithic Power Systems, Inc.	20,957	1,687,039
Nanometrics, Inc. *	9,875	220,608
NeoPhotonics Corp. *	24,579	401,621
Photronics, Inc. *	17,287	178,229
Power Integrations, Inc.	9,694	611,013
Rudolph Technologies, Inc. *	14,942	265,071

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.2% (continued)
Semtech Corp. *	21,848	$605,845
Sigma Designs, Inc. *	22,053	171,793
Silicon Laboratories, Inc. *	3,381	198,803
Tessera Technologies, Inc.	4,092	157,296
Ultratech, Inc. *	4,898	113,046
Xcerra Corp. *	21,804	132,132

		16,873,529

Software - 5.6%
8x8, Inc. *	43,402	669,693
A10 Networks, Inc. *	24,258	259,318
ACI Worldwide, Inc. *	5,609	108,702
Aspen Technology, Inc. *	2,580	120,718
Blackbaud, Inc.	15,394	1,021,238
Bottomline Technologies de, Inc. *	6,446	150,256
BroadSoft, Inc. *	14,581	678,746
Callidus Software, Inc. *	30,531	560,244
CommVault Systems, Inc. *	12,018	638,516
Digimarc Corp. *(a)	4,179	160,265
Ebix, Inc. (a)	15,421	876,684
Ellie Mae, Inc. *	12,916	1,360,055
Fair Isaac Corp.	12,303	1,532,831
Gigamon, Inc. *	14,373	787,640
HubSpot, Inc. *	5,156	297,089
MicroStrategy, Inc., Class A *	737	123,403
Mitek Systems, Inc. *	27,452	227,577
Monotype Imaging Holdings, Inc.	5,625	124,369
Paycom Software, Inc. *(a)	24,779	1,242,171
Paylocity Holding Corp. *	19,311	858,567
Pegasystems, Inc.	17,696	521,855
Progress Software Corp. *	3,731	101,483
Proofpoint, Inc. *	8,325	623,126
RealPage, Inc. *	23,311	599,093
RingCentral, Inc., Class A *	27,044	639,861
Silver Spring Networks, Inc. *	17,845	253,042
Take-Two Interactive Software, Inc. *	32,781	1,477,768
Telenav, Inc. *	14,428	82,673
TiVo Corp. *	29,338	571,504
Varonis Systems, Inc. *	5,758	173,316
Zendesk, Inc. *	39,902	1,225,390
Zix Corp. *	50,931	208,817

		18,276,010

Specialty Retail - 1.0%
Abercrombie & Fitch Co., Class A	6,140	97,565
American Eagle Outfitters, Inc.	5,369	95,890
Caleres, Inc.	5,009	126,678
Cato Corp. (The), Class A	3,507	115,345
Children’s Place, Inc. (The)	6,913	552,141
Citi Trends, Inc.	7,878	157,008
Five Below, Inc. *	17,721	713,979
Haverty Furniture Cos., Inc.	7,500	150,300
Lithia Motors, Inc., Class A	2,259	215,780
Monro Muffler Brake, Inc.	4,806	293,983
Shoe Carnival, Inc.	7,229	192,725
Sportsman’s Warehouse Holdings, Inc. *	11,753	123,642
Tile Shop Holdings, Inc. *	21,438	354,799

		3,189,835

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *	12,407	$222,705
Cray, Inc. *	16,187	381,042
Electronics For Imaging, Inc. *	6,439	314,996

		918,743

Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	7,884	447,338
Culp, Inc.	11,894	354,084
Movado Group, Inc.	5,631	120,954
Perry Ellis International, Inc. *	7,211	139,028
Sequential Brands Group, Inc. *(a)	17,635	141,080
Unifi, Inc. *	5,876	172,931
Vera Bradley, Inc. *	7,194	108,989

		1,484,404

Thrifts & Mortgage Finance - 2.2%
Beneficial Bancorp, Inc.	31,592	464,718
Capitol Federal Financial, Inc.	27,273	383,731
Dime Community Bancshares, Inc.	8,591	143,985
Federal Agricultural Mortgage Corp., Class C	2,455	96,973
First Defiance Financial Corp.	7,175	320,292
Flagstar Bancorp, Inc. *	20,448	567,432
HomeStreet, Inc. *	8,667	217,195
Kearny Financial Corp.	28,847	392,608
LendingTree, Inc. *(a)	3,090	299,452
Meridian Bancorp, Inc.	29,164	454,083
Meta Financial Group, Inc.	6,520	395,177
Northfield Bancorp, Inc.	9,328	150,181
Northwest Bancshares, Inc.	37,079	582,511
Oritani Financial Corp.	22,154	348,261
Provident Financial Services, Inc.	11,436	242,786
Walker & Dunlop, Inc. *	12,314	311,052
Washington Federal, Inc.	26,965	719,426
Waterstone Financial, Inc.	33,935	576,556
WSFS Financial Corp.	10,598	386,721

		7,053,140

Tobacco - 0.4%
Universal Corp. (a)	5,375	312,932
Vector Group Ltd. (a)	43,615	939,029

		1,251,961

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	5,512	109,468
Applied Industrial Technologies, Inc.	3,381	158,028
Beacon Roofing Supply, Inc. *	22,211	934,417
H&E Equipment Services, Inc.	11,725	196,511
Kaman Corp.	4,422	194,214
MRC Global, Inc. *	29,404	483,108
NOW, Inc. *	12,331	264,253

		2,339,999

Water Utilities - 0.6%
American States Water Co.	10,869	435,303
California Water Service Group	13,155	422,144
Connecticut Water Service, Inc.	6,009	298,828
Middlesex Water Co.	8,786	309,619
SJW Corp.	7,772	339,481

		1,805,375

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. *	19,566	$201,139
Shenandoah Telecommunications Co.	30,202	821,796
Spok Holdings, Inc.	10,576	188,464

		1,211,399

TOTAL COMMON STOCKS (cost $259,201,345)		316,916,598

RIGHTS - 0.0% (b)	NO. OF RIGHTS
Biotechnology - 0.0% (b)
Durata Therapeutics, Inc. (3)*(a)(c)	9,900	8,647

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc. (3)*(a)(c)	4,000	—

TOTAL RIGHTS (cost $—)		8,647

WARRANT - 0.0%	NO. OF WARRANTS
Diversified Consumer Services - 0.0%
Education Management Corp., expiring 5/1/2022 (cost $—) (3)*(c)	6,600	—

SHORT-TERM INVESTMENT - 2.7%	SHARES
Investment Company - 2.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $8,789,282) (2)(d)	8,789,282	8,789,282

SECURITIES LENDING COLLATERAL - 7.4%

Money Market Funds - 7.4%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury & Agency Cash Management, 0.21%
(cost $24,311,255) (2)(d)(e)	24,311,255	24,311,255

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.0% (cost $292,301,882)		350,025,782

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0%) (f)		(22,807,725)

NET ASSETS - 100.0%		327,218,057

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$32,127,643	9.8%
Consumer Staples	13,354,108	4.1
Energy	8,100,396	2.5
Financials	33,890,373	10.4
Health Care	39,613,668	12.1
Industrials	42,521,680	13.0
Information Technology	74,275,126	22.7
Materials	14,604,088	4.5
Real Estate	34,057,529	10.4
Telecommunication Services	4,737,675	1.4
Utilities	19,642,959	6.0
Short-Term Investment	8,789,282	2.7
Securities Lending Collateral	24,311,255	7.4

Total Investments In Securities At Value	350,025,782	107.0
Liabilities in Excess of Other Assets (f)	(22,807,725)	(7.0)

Net Assets	$327,218,057	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $23,686,170.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $8,647, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
59	BARC	E-Mini Russell 2000 Futures	12/2016	$7,240,582	$7,364,970	$124,388

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$295,846	$295,846

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Australia - 6.4%
AGL Energy Ltd.	70,264	$1,028,687
Alumina Ltd.	92,527	104,172
Amcor Ltd.	57,254	666,854
AMP Ltd.	26,931	109,485
Aristocrat Leisure Ltd.	67,187	817,459
ASX Ltd.	6,715	248,780
Aurizon Holdings Ltd.	51,027	184,495
AusNet Services	141,964	178,935
Brambles Ltd.	78,037	719,309
Caltex Australia Ltd.	18,724	495,040
Challenger Ltd.	26,415	206,848
CIMIC Group Ltd.	12,885	285,370
Cochlear Ltd.	4,247	460,345
CSL Ltd.	33,157	2,726,519
Dexus Property Group, REIT	54,248	381,285
Domino’s Pizza Enterprises Ltd.	3,574	193,647
Flight Centre Travel Group Ltd.	5,286	147,979
Fortescue Metals Group Ltd.	194,779	745,531
Goodman Group, REIT	80,962	453,766
GPT Group (The), REIT	214,608	835,695
Harvey Norman Holdings Ltd.	63,440	253,946
Incitec Pivot Ltd.	54,550	118,560
Insurance Australia Group Ltd.	33,454	140,891
Macquarie Group Ltd.	9,339	590,640
Medibank Pvt Ltd.	253,480	482,876
Mirvac Group, REIT	134,805	232,403
Newcrest Mining Ltd.	52,909	893,112
Qantas Airways Ltd.	122,069	293,187
QBE Insurance Group Ltd.	19,200	137,386
Ramsay Health Care Ltd.	15,757	958,794
REA Group Ltd.	5,751	250,139
Scentre Group, REIT	469,735	1,695,831
SEEK Ltd.	14,726	176,536
South32 Ltd.	171,646	319,814
Stockland, REIT	109,739	401,911
Suncorp Group Ltd.	11,430	106,635
Tabcorp Holdings Ltd.	103,175	395,093
Tatts Group Ltd.	66,241	186,175
Telstra Corp. Ltd.	52,734	210,257
TPG Telecom Ltd.	52,484	348,274
Treasury Wine Estates Ltd.	161,460	1,370,261
Vocus Communications Ltd.	73,199	351,050
Westfield Corp., REIT	78,719	589,022

		21,492,994

Austria - 0.4%
ANDRITZ AG	8,061	438,656
Erste Group Bank AG *	3,417	101,183
OMV AG	33,152	954,514

		1,494,353

Belgium - 1.9%
Ageas	13,674	499,968
Anheuser-Busch InBev SA/NV	35,552	4,675,367
Colruyt SA	5,800	322,106
Proximus SADP	4,059	121,429
UCB SA	6,994	541,376
Umicore SA	6,822	428,347

		6,588,593

INVESTMENTS	SHARES	VALUE
Canada - 13.2%
Agnico Eagle Mines Ltd. (1)	21,352	$1,154,712
Alimentation Couche-Tard, Inc., Class B (1)	16,559	802,486
ARC Resources Ltd. (1)	9,471	171,307
Bank of Montreal (1)	36,260	2,376,060
Bank of Nova Scotia (The) (1)	48,946	2,593,640
Barrick Gold Corp. (1)	81,696	1,446,548
BCE, Inc. (1)	53,442	2,468,121
Bombardier, Inc., Class B (1)*	121,969	167,342
Canadian Imperial Bank of Commerce (1)	20,437	1,584,707
Canadian National Railway Co. (1)	8,546	558,638
Canadian Natural Resources Ltd. (1)	64,212	2,052,709
Canadian Tire Corp. Ltd., Class A (1)	3,668	367,317
CCL Industries, Inc., Class B (1)	4,952	953,485
CGI Group, Inc., Class A (1)*	23,312	1,110,383
Constellation Software, Inc. (1)	829	373,709
Crescent Point Energy Corp. (1)	9,477	124,968
Dollarama, Inc. (1)	12,419	969,609
Eldorado Gold Corp. (1)*	42,210	166,015
Encana Corp., Class R (1)	39,381	411,535
Fairfax Financial Holdings Ltd. (1)	530	310,547
First Capital Realty, Inc. (1)	6,303	105,598
First Quantum Minerals Ltd. (1)	49,130	406,686
Fortis, Inc. (1)	16,654	535,563
Franco-Nevada Corp. (1)	14,615	1,021,084
George Weston Ltd. (1)	4,631	386,308
Goldcorp, Inc. (1)	9,095	150,087
Imperial Oil Ltd. (1)	5,611	175,522
Intact Financial Corp. (1)	2,479	179,205
Keyera Corp. (1)	16,585	536,252
Kinross Gold Corp. (1)*	141,587	596,803
Loblaw Cos. Ltd. (1)	6,423	330,464
Metro, Inc. (1)	26,211	860,481
Onex Corp. (1)	8,499	547,338
Open Text Corp. (1)	9,046	585,944
Peyto Exploration & Development Corp. (1)	5,685	159,550
Restaurant Brands International, Inc. (1)	25,328	1,129,378
Rogers Communications, Inc., Class B (1)	35,397	1,501,732
Royal Bank of Canada (1)	32,917	2,038,824
Saputo, Inc. (1)	20,013	695,448
Seven Generations Energy Ltd., Class A (1)*	40,897	984,433
Silver Wheaton Corp. (1)	38,338	1,035,633
SNC-Lavalin Group, Inc. (1)	6,618	259,938
Sun Life Financial, Inc. (1)	33,384	1,086,294
Suncor Energy, Inc. (1)	50,978	1,415,160
Teck Resources Ltd., Class B (1)	57,866	1,043,127
Toronto-Dominion Bank (The) (1)	95,404	4,235,168
TransCanada Corp. (1)	44,188	2,098,673
Yamana Gold, Inc. (1)	70,374	303,070

		44,567,601

Denmark - 2.1%
Carlsberg A/S, Class B	2,772	264,931
Chr Hansen Holding A/S	9,929	591,418
Coloplast A/S, Class B	5,148	400,367
DSV A/S	15,616	779,163
Genmab A/S *	5,450	932,783
ISS A/S	12,970	538,965
Novo Nordisk A/S, Class B	4,389	182,928
Pandora A/S	9,719	1,177,162

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Denmark - 2.1% (continued)
Tryg A/S	18,790	$377,543
Vestas Wind Systems A/S	17,954	1,483,064
William Demant Holding A/S *	19,555	399,067

		7,127,391

Finland - 1.3%
Elisa OYJ	15,555	573,253
Kone OYJ, Class B	21,937	1,113,676
Metso OYJ	3,457	100,884
Neste OYJ	26,159	1,115,838
Nokian Renkaat OYJ	15,255	556,198
Orion OYJ, Class B	6,824	269,027
Sampo OYJ, Class A	4,436	197,080
UPM-Kymmene OYJ	27,509	580,841

		4,506,797

France - 7.8%
Accor SA	3,636	144,274
Air Liquide SA	2,890	309,914
Airbus Group SE	28,940	1,755,245
AXA SA	23,258	494,516
Bouygues SA	5,122	169,862
Capgemini SA	13,074	1,281,820
Christian Dior SE	2,681	480,829
Cie Generale des Etablissements Michelin	1,645	182,159
Danone SA	2,756	204,641
Dassault Systemes	13,270	1,151,975
Essilor International SA	11,330	1,461,519
Hermes International	1,920	781,654
Iliad SA	1,060	222,533
Ingenico Group SA	2,324	203,197
JCDecaux SA	3,627	117,278
Kering	1,110	223,979
Legrand SA	2,988	176,140
L’Oreal SA	10,484	1,981,576
LVMH Moet Hennessy Louis Vuitton SE	6,875	1,172,263
Orange SA	69,008	1,081,186
Pernod Ricard SA	4,394	520,400
Safran SA	6,111	439,516
Sanofi	1,944	148,037
SCOR SE	9,686	301,215
Societe BIC SA	1,113	164,556
Sodexo SA	3,300	393,096
Thales SA	10,677	983,148
TOTAL SA	79,015	3,758,000
Unibail-Rodamco SE, REIT	7,384	1,990,970
Valeo SA	8,543	498,644
Veolia Environnement SA	28,559	658,045
Vinci SA	27,859	2,133,397
Vivendi SA	30,525	616,070

		26,201,654

Germany -7.4%
adidas AG	15,135	2,632,347
Allianz SE	5,285	785,405
Beiersdorf AG	8,715	822,636
Brenntag AG	6,563	358,661
Continental AG	2,351	495,359
Deutsche Lufthansa AG	10,289	114,705

INVESTMENTS	SHARES	VALUE
Germany -7.4% (continued)
Deutsche Post AG	14,257	$446,365
Fresenius Medical Care AG & Co. KGaA	13,566	1,186,834
GEA Group AG	7,621	423,705
Hannover Rueck SE	10,622	1,138,629
HeidelbergCement AG	5,117	483,924
HOCHTIEF AG	1,536	216,768
Infineon Technologies AG	104,576	1,864,750
MAN SE	6,431	678,296
Merck KGaA	3,316	357,680
ProSiebenSat.1 Media SE	9,187	393,894
RWE AG *	5,983	103,324
SAP SE	53,035	4,850,177
Siemens AG	41,099	4,819,282
Symrise AG	12,205	895,049
thyssenkrupp AG	10,759	257,064
United Internet AG	9,362	414,615
Vonovia SE	27,581	1,045,573
Zalando SE *(a)	7,013	293,013

		25,078,055

Hong Kong - 3.2%
AIA Group Ltd.	361,200	2,428,978
BOC Hong Kong Holdings Ltd.	72,000	244,973
CLP Holdings Ltd.	137,000	1,418,917
Hang Seng Bank Ltd.	22,600	405,699
Hong Kong & China Gas Co. Ltd.	70,681	134,209
Hysan Development Co. Ltd.	39,000	183,497
Link REIT	149,000	1,099,932
MTR Corp. Ltd.	121,500	671,412
New World Development Co. Ltd.	135,000	177,025
NWS Holdings Ltd.	109,000	182,663
PCCW Ltd.	302,000	186,006
Power Assets Holdings Ltd.	68,500	670,319
Sands China Ltd.	34,000	149,026
Sino Land Co. Ltd.	134,000	238,832
Sun Hung Kai Properties Ltd.	37,000	562,502
Techtronic Industries Co. Ltd.	145,000	568,008
WH Group Ltd. (a)	1,018,000	822,791
Wharf Holdings Ltd. (The)	43,000	315,473
Wheelock & Co. Ltd.	27,000	160,374
Yue Yuen Industrial Holdings Ltd.	44,000	181,845

		10,802,481

Ireland - 0.3%
Experian plc	48,579	970,510

Italy - 1.1%
Atlantia SpA	33,905	861,106
Eni SpA	27,361	394,280
Leonardo-Finmeccanica SpA *	15,760	178,634
Prysmian SpA	23,402	612,793
Snam SpA	170,900	947,618
Terna Rete Elettrica Nazionale SpA	150,086	773,626

		3,768,057

Japan - 14.0%
Acom Co. Ltd. *	47,300	222,997
Aisin Seiki Co. Ltd.	2,700	123,697
Ajinomoto Co., Inc.	4,300	95,875

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 14.0% (continued)
Alfresa Holdings Corp.	20,800	$440,427
Bandai Namco Holdings, Inc.	5,400	165,284
CYBERDYNE, Inc. *	16,300	255,286
Daicel Corp.	9,900	125,107
Daiichi Sankyo Co. Ltd.	11,200	269,118
Daikin Industries Ltd.	14,900	1,390,406
Daito Trust Construction Co. Ltd.	4,500	719,728
Daiwa House Industry Co. Ltd.	23,300	639,461
FamilyMart Co. Ltd.	5,700	380,511
FUJIFILM Holdings Corp.	2,600	96,312
Hamamatsu Photonics KK	3,500	107,679
Hankyu Hanshin Holdings, Inc.	4,800	165,499
Hikari Tsushin, Inc.	3,600	334,298
Hisamitsu Pharmaceutical Co., Inc.	5,300	286,464
Hitachi High-Technologies Corp.	2,500	100,078
Hoshizaki Electric Co. Ltd.	6,100	556,661
Idemitsu Kosan Co. Ltd.	7,500	155,281
Iida Group Holdings Co. Ltd.	28,200	567,461
ITOCHU Corp.	12,000	151,075
Japan Prime Realty Investment Corp., REIT	98	442,456
Japan Real Estate Investment Corp., REIT	122	729,550
Japan Retail Fund Investment Corp., REIT	255	628,924
Japan Tobacco, Inc.	20,900	855,546
Kajima Corp.	92,000	643,805
Kakaku.com, Inc.	12,600	228,159
Kaneka Corp.	28,000	221,688
Kansai Paint Co. Ltd.	8,500	186,325
Kao Corp.	12,700	718,033
KDDI Corp.	91,800	2,844,149
Keihan Holdings Co. Ltd.	26,000	181,846
Keisei Electric Railway Co. Ltd.	7,000	175,017
Keyence Corp.	2,240	1,641,225
Kikkoman Corp.	4,000	128,107
Kintetsu Group Holdings Co. Ltd.	59,000	247,621
Koito Manufacturing Co. Ltd.	16,500	803,049
Komatsu Ltd.	5,200	119,284
Konami Holdings Corp.	14,800	571,877
Kose Corp.	1,600	163,835
Kyowa Hakko Kirin Co. Ltd.	7,700	121,624
M3, Inc.	23,000	787,301
Makita Corp.	6,400	455,999
Marui Group Co. Ltd.	7,100	93,790
McDonald’s Holdings Co. Japan Ltd.	6,900	203,244
Medipal Holdings Corp.	8,800	152,540
MEIJI Holdings Co. Ltd.	9,300	923,403
Mitsubishi Electric Corp.	11,000	140,984
Mitsubishi Tanabe Pharma Corp.	4,500	96,383
Mitsui Chemicals, Inc.	26,000	123,676
Nagoya Railroad Co. Ltd.	25,000	136,041
Nexon Co. Ltd.	10,100	158,657
Nikon Corp.	15,800	235,961
Nippon Building Fund, Inc., REIT	115	728,623
Nippon Paint Holdings Co. Ltd.	6,100	204,123
Nippon Prologis REIT, Inc.	74	187,164
Nippon Telegraph & Telephone Corp.	65,000	2,972,839
Nisshin Seifun Group, Inc.	23,100	352,104
Nitori Holdings Co. Ltd.	6,900	827,122
Nomura Real Estate Master Fund, Inc., REIT	375	625,448

INVESTMENTS	SHARES	VALUE
Japan - 14.0% (continued)
NTT Data Corp.	3,900	$194,783
NTT DOCOMO, Inc.	70,600	1,793,453
Obayashi Corp.	56,400	559,419
Obic Co. Ltd.	6,500	346,118
Olympus Corp.	2,800	97,780
Ono Pharmaceutical Co. Ltd.	27,400	765,020
Oriental Land Co. Ltd.	2,600	158,334
Otsuka Corp.	2,000	94,993
Otsuka Holdings Co. Ltd.	23,000	1,048,401
Park24 Co. Ltd.	18,800	611,432
Pola Orbis Holdings, Inc.	1,200	107,420
Rinnai Corp.	4,200	390,994
Ryohin Keikaku Co. Ltd.	700	141,371
Santen Pharmaceutical Co. Ltd.	8,100	119,608
Secom Co. Ltd.	3,800	283,762
Sekisui House Ltd.	29,700	505,989
Shimadzu Corp.	20,000	305,231
Shimamura Co. Ltd.	3,200	389,572
Shimano, Inc.	700	103,967
Shimizu Corp.	12,000	107,250
Shin-Etsu Chemical Co. Ltd.	4,200	293,046
Shionogi & Co. Ltd.	22,900	1,173,248
Shiseido Co. Ltd.	8,200	217,183
Sohgo Security Services Co. Ltd.	7,800	419,194
Sony Corp.	31,400	1,040,301
Start Today Co. Ltd.	10,500	180,670
Sumitomo Dainippon Pharma Co. Ltd.	9,400	182,066
Sundrug Co. Ltd.	1,300	109,121
Suzuken Co. Ltd.	3,000	99,062
Sysmex Corp.	5,300	393,225
Taisei Corp.	68,000	510,154
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	102,492
Terumo Corp.	27,600	1,061,651
Toho Co. Ltd.	7,900	262,417
Toho Gas Co. Ltd.	61,000	571,216
Tokyo Electron Ltd.	10,900	963,385
Tokyu Corp.	44,000	335,646
Toppan Printing Co. Ltd.	14,000	126,377
Toray Industries, Inc.	23,000	224,008
TOTO Ltd.	13,400	506,615
Toyo Suisan Kaisha Ltd.	3,100	131,512
USS Co. Ltd.	6,400	108,317
Yahoo Japan Corp.	36,600	145,991
Yamada Denki Co. Ltd.	80,900	401,270
Yamaha Corp.	24,500	793,098
Yamato Holdings Co. Ltd.	5,100	118,879
Yamazaki Baking Co. Ltd.	19,000	467,191

		47,468,459

Mexico - 0.2%
Fresnillo plc	35,502	833,024

Netherlands - 5.0%
ASML Holding NV	18,380	2,014,281
Heineken Holding NV	3,988	319,502
Heineken NV	16,338	1,436,130
Koninklijke Ahold NV *	57,286	1,304,744
Koninklijke DSM NV	5,302	358,073
Koninklijke KPN NV	35,796	118,762

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 5.0% (continued)
Koninklijke Philips NV	28,002	$828,567
NN Group NV	8,861	272,037
Randstad Holding NV	3,918	178,161
Royal Dutch Shell plc, Class B	340,363	8,824,149
Wolters Kluwer NV	26,875	1,148,939

		16,803,345

Norway - 0.6%
Golar LNG Ltd. (3)(b)	2,009	42,720
Marine Harvest ASA *	27,912	500,688
Norsk Hydro ASA	71,477	309,050
Orkla ASA	24,048	249,023
Statoil ASA	54,997	923,306

		2,024,787

Portugal - 0.4%
Galp Energia SGPS SA	47,820	653,312
Jeronimo Martins SGPS SA	43,875	760,424

		1,413,736

Singapore - 0.6%
Ascendas REIT, REIT	142,500	263,837
CapitaLand Commercial Trust Ltd., REIT	82,800	96,838
CapitaLand Mall Trust, REIT	113,500	180,826
ComfortDelGro Corp. Ltd.	125,500	259,595
Jardine Cycle & Carriage Ltd.	4,100	129,505
Singapore Telecommunications Ltd.	393,100	1,149,775

		2,080,376

South Africa - 0.1%
Mondi plc	10,030	210,730

Spain - 2.1%
Aena SA (a)	5,952	878,574
Amadeus IT Group SA, Class A	16,194	808,290
Endesa SA	24,438	523,944
Ferrovial SA	14,364	305,849
Grifols SA	23,008	495,943
Iberdrola SA	220,989	1,502,594
Industria de Diseno Textil SA	53,143	1,970,431
Red Electrica Corp. SA	28,976	625,202

		7,110,827

Sweden - 2.3%
Assa Abloy AB, Class B	60,656	1,231,781
Boliden AB	35,508	834,603
Hexagon AB, Class B	13,079	571,181
Husqvarna AB, Class B	22,273	194,389
ICA Gruppen AB	3,287	108,581
Lundin Petroleum AB *	52,133	954,240
Sandvik AB	58,191	640,316
Securitas AB, Class B	29,331	491,206
Skanska AB, Class B	13,263	309,860
Svenska Cellulosa AB SCA, Class B	49,964	1,482,976
Swedish Match AB	14,951	548,579
Volvo AB, Class B	26,069	297,653

		7,665,365

INVESTMENTS	SHARES	VALUE
Switzerland - 6.7%
ABB Ltd. *	92,019	$2,073,922
Actelion Ltd. *	9,253	1,605,710
Barry Callebaut AG *	173	230,239
Chocoladefabriken Lindt & Spruengli AG	182	1,052,537
Coca-Cola HBC AG *	15,239	354,026
EMS-Chemie Holding AG	1,161	624,045
Galenica AG	497	528,521
Geberit AG	1,809	792,958
Givaudan SA	761	1,551,466
Glencore plc *	339,839	930,539
Kuehne + Nagel International AG	4,939	717,767
Lonza Group AG *	4,768	912,590
Nestle SA	63,288	4,997,479
Partners Group Holding AG	2,657	1,342,411
Schindler Holding AG	4,941	927,833
SGS SA	351	786,512
Sika AG	147	716,199
Sonova Holding AG	1,208	171,290
Swiss Prime Site AG *	7,747	680,337
Swiss Re AG	13,465	1,216,138
Wolseley plc	7,753	436,048

		22,648,567

United Kingdom - 19.6%
3i Group plc	56,789	478,812
Admiral Group plc	13,052	346,414
Anglo American plc *	38,240	476,884
Ashtead Group plc	9,006	148,008
Associated British Foods plc	31,384	1,057,477
AstraZeneca plc	37,059	2,399,640
Auto Trader Group plc (a)	113,311	595,673
Aviva plc	36,331	207,307
BAE Systems plc	189,769	1,289,152
BP plc	625,465	3,645,672
British American Tobacco plc	120,564	7,689,098
BT Group plc	229,321	1,153,788
Bunzl plc	15,969	470,901
Compass Group plc	111,402	2,157,484
Croda International plc	4,629	208,880
Diageo plc	41,713	1,194,810
Direct Line Insurance Group plc	241,246	1,139,582
Dixons Carphone plc	25,543	122,005
easyJet plc	16,101	209,941
GlaxoSmithKline plc	223,138	4,752,515
Hargreaves Lansdown plc	29,884	492,078
HSBC Holdings plc	84,770	637,196
ICAP plc	22,128	133,262
Imperial Brands plc	72,967	3,755,658
Inmarsat plc	40,068	365,271
InterContinental Hotels Group plc	4,523	186,416
Intertek Group plc	14,454	652,509
ITV plc	258,330	626,637
Kingfisher plc	42,770	208,678
Legal & General Group plc	133,260	377,662
Merlin Entertainments plc (a)	36,725	209,065
National Grid plc	258,515	3,650,964
Old Mutual plc	78,992	207,056
Petrofac Ltd.	69,604	805,637
Provident Financial plc	3,835	150,582

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 19.6% (continued)
Prudential plc	17,238	$305,572
Randgold Resources Ltd.	7,638	765,511
Reckitt Benckiser Group plc	46,274	4,356,462
RELX NV	138,912	2,484,690
Royal Mail plc	41,943	266,155
Sage Group plc (The)	102,660	980,880
Schroders plc	3,675	128,336
Severn Trent plc	24,217	785,791
Sky plc	22,727	263,408
Smith & Nephew plc	18,671	301,133
St. James’s Place plc	20,354	249,847
Travis Perkins plc	5,606	111,816
Unilever NV, CVA	153,913	7,091,271
United Utilities Group plc	24,730	321,212
Vodafone Group plc	1,418,964	4,069,484
Whitbread plc	7,536	382,470
WPP plc	43,221	1,015,937

		66,082,689

United States - 0.6%
QIAGEN NV *	9,510	262,221
Shire plc	3,830	247,660
Thomson Reuters Corp. (1)	34,035	1,407,370

		1,917,251

TOTAL COMMON STOCKS (cost $294,861,119)		328,857,642

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.3% (cost $294,861,119)		328,857,642

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7% (c)		9,028,169

NET ASSETS - 100.0%		337,885,811

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$30,448,401	9.0%
Consumer Staples	57,199,442	16.9
Energy	30,852,097	9.1
Financials	33,265,172	9.8
Health Care	29,154,196	8.6
Industrials	49,337,668	14.6
Information Technology	21,761,363	6.4
Materials	23,868,827	7.1
Real Estate	16,392,881	4.9
Telecommunication Services	22,147,431	6.6
Utilities	14,430,164	4.3

Total Investments In Securities At Value	328,857,642	97.3
Other Assets in Excess of Liabilities (c)	9,028,169	2.7

Net Assets	$337,885,811	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $2,799,116, which represents approximately 0.83% of net assets of the fund.
(b)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $42,720, which represents approximately 0.01% of net assets of the fund.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
54	BARC	E-Mini MSCI EAFE Index Futures	12/2016	$4,577,924	$4,608,090	$30,166

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$237,639	$237,639

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.1%

Brazil - 8.9%
AES Tiete SA (1)	1,200	$6,003
Banco Bradesco SA, ADR (1)	14,753	133,810
Banco do Brasil SA (1)	1,600	11,296
Banco Santander Brasil SA, ADR (1)(a)	3,581	23,993
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	13,100	68,075
BR Malls Participacoes SA (1)*	3,400	12,943
CCR SA (1)	6,100	32,074
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	4,548	42,114
Cia Siderurgica Nacional SA (1)*	7,200	20,125
Cosan SA Industria e Comercio (1)	2,300	26,606
CPFL Energia SA (1)	1,700	12,650
Duratex SA (1)	5,500	14,646
EDP - Energias do Brasil SA (1)	3,800	16,779
Engie Brasil Energia SA (1)	300	3,574
Equatorial Energia SA (1)	2,500	39,182
Hypermarcas SA (1)	4,400	38,059
Itau Unibanco Holding SA, ADR (1)	12,345	135,054
JBS SA (1)	1,400	5,088
Kroton Educacional SA (1)	11,400	52,230
Localiza Rent a Car SA (1)	1,900	23,252
Lojas Renner SA (1)	1,900	14,355
M Dias Branco SA (1)	600	24,659
Multiplan Empreendimentos Imobiliarios SA (1)	1,100	21,465
Natura Cosmeticos SA (1)	800	7,739
Odontoprev SA (1)	2,200	8,787
Qualicorp SA (1)	2,200	12,948
Raia Drogasil SA (1)	2,800	57,564
Telefonica Brasil SA, ADR (1)	1,354	19,592
Transmissora Alianca de Energia Eletrica SA (1)	1,900	12,216
Ultrapar Participacoes SA (1)	2,800	61,981

		958,859

Chile - 1.5%
Banco de Chile, ADR (1)	216	14,537
Cencosud SA (1)	2,827	8,492
Cia Cervecerias Unidas SA, ADR (1)	646	13,043
Colbun SA (1)	105,746	21,079
Empresa Nacional de Electricidad SA, ADR (1)	439	8,710
Itau CorpBanca (1)	1,089,380	9,599
Latam Airlines Group SA, ADR (1)*	1,508	12,245
SACI Falabella (1)	5,679	41,639
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,361	36,611

		165,955

China - 21.6%
AAC Technologies Holdings, Inc.	9,500	95,988
ANTA Sports Products Ltd.	2,000	5,469
AviChina Industry & Technology Co. Ltd., Class H	5,000	3,392
Beijing Capital International Airport Co. Ltd., Class H	10,000	11,399
Beijing Enterprises Water Group Ltd. (a)	6,000	4,090

INVESTMENTS	SHARES	VALUE
China - 21.6% (continued)
BYD Co. Ltd., Class H (a)	11,000	$73,170
China Coal Energy Co. Ltd. *	24,000	13,064
China Communications Services Corp. Ltd., Class H	28,000	17,575
China Galaxy Securities Co. Ltd., Class H	28,000	25,753
China Huishan Dairy Holdings Co. Ltd.	70,000	26,208
China Jinmao Holdings Group Ltd.	12,000	3,724
China Medical System Holdings Ltd.	14,000	23,668
China Minsheng Banking Corp. Ltd., Class H	45,500	52,858
China Overseas Land & Investment Ltd.	10,000	34,380
China Resources Beer Holdings Co. Ltd. *	26,000	55,413
China Resources Gas Group Ltd.	4,000	13,738
China Resources Land Ltd.	8,000	22,555
China Shenhua Energy Co. Ltd.	29,500	58,306
China Vanke Co. Ltd., Class H	15,100	39,477
CNOOC Ltd.	180,000	227,073
Country Garden Holdings Co. Ltd.	48,000	25,504
CSPC Pharmaceutical Group Ltd.	34,000	34,136
Dongfeng Motor Group Co. Ltd., Class H	4,000	4,034
Evergrande Real Estate Group Ltd.	47,000	32,117
Geely Automobile Holdings Ltd.	80,000	72,036
GF Securities Co. Ltd.	14,400	30,696
Great Wall Motor Co. Ltd., Class H	11,000	10,817
Guangdong Investment Ltd.	38,000	60,703
Guangzhou Automobile Group Co. Ltd., Class H	34,000	43,972
Guangzhou R&F Properties Co. Ltd., Class H	18,400	29,158
Haitong Securities Co. Ltd.	36,400	62,235
Hanergy Thin Film Power Group Ltd. (3)*(b)	86,000	—
Huatai Securities Co. Ltd. (c)	14,400	29,407
Jiangsu Expressway Co. Ltd., Class H	18,000	24,979
Longfor Properties Co. Ltd.	5,500	8,497
Shanghai Pharmaceuticals Holding Co. Ltd.	5,300	14,394
Shenzhou International Group Holdings Ltd.	6,000	41,987
Shui On Land Ltd.	35,500	9,702
Sinopec Engineering Group Co. Ltd., Class H	12,500	10,830
Sinopec Shanghai Petrochemical Co. Ltd., Class H	72,000	36,563
Sinopharm Group Co. Ltd., Class H	9,200	44,559
SOHO China Ltd.	22,000	11,937
Sunac China Holdings Ltd.	4,000	2,910
Tencent Holdings Ltd.	28,500	792,358
TravelSky Technology Ltd., Class H	16,000	38,189
Weichai Power Co. Ltd., Class H	3,000	4,048
Yanzhou Coal Mining Co. Ltd. (a)	10,000	6,780
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	5,224
Zijin Mining Group Co. Ltd., Class H	146,000	46,784

		2,341,856

Hong Kong - 0.3%
China Gas Holdings Ltd.	4,000	6,364
Nine Dragons Paper Holdings Ltd.	17,000	16,030
Sino Biopharmaceutical Ltd.	9,000	6,088

		28,482

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hungary - 0.9%
MOL Hungarian Oil & Gas plc	350	$21,684
OTP Bank plc	1,704	44,767
Richter Gedeon Nyrt	1,774	36,052

		102,503

India - 1.8%
Infosys Ltd., ADR (1)	3,430	54,125
Reliance Industries Ltd., GDR (c)	1,074	35,236
Tata Motors Ltd., ADR (1)	2,750	109,945

		199,306

Indonesia - 5.5%
Adaro Energy Tbk. PT	218,400	20,267
AKR Corporindo Tbk. PT	34,100	16,926
Astra International Tbk. PT	116,200	73,732
Bank Central Asia Tbk. PT	34,300	41,372
Bank Mandiri Persero Tbk. PT	8,200	7,075
Bank Rakyat Indonesia Persero Tbk. PT	60,700	56,957
Bumi Serpong Damai Tbk. PT	90,700	15,372
Charoen Pokphand Indonesia Tbk. PT	74,600	20,096
Gudang Garam Tbk. PT	5,600	26,647
Hanjaya Mandala Sampoerna Tbk. PT	110,000	33,313
Indofood CBP Sukses Makmur Tbk. PT	27,400	19,944
Indofood Sukses Makmur Tbk. PT	35,200	23,541
Kalbe Farma Tbk. PT	81,000	10,672
Lippo Karawaci Tbk. PT	61,000	4,644
Matahari Department Store Tbk. PT	18,200	25,843
Media Nusantara Citra Tbk. PT	31,300	4,863
Summarecon Agung Tbk. PT	35,100	4,746
Surya Citra Media Tbk. PT	53,400	11,493
Telekomunikasi Indonesia Persero Tbk. PT	352,300	117,311
Unilever Indonesia Tbk. PT	8,200	28,034
Waskita Karya Persero Tbk. PT	123,100	24,769
XL Axiata Tbk. PT *	35,700	7,401

		595,018

Korea, Republic of - 18.4%
Amorepacific Corp.	143	50,711
AMOREPACIFIC Group	86	12,993
BGF retail Co. Ltd.	35	6,151
Celltrion, Inc. *	600	58,244
Cheil Worldwide, Inc.	234	3,415
CJ CheilJedang Corp.	33	10,921
CJ Corp.	52	8,829
CJ E&M Corp.	91	6,316
CJ Korea Express Corp. *	68	13,329
Coway Co. Ltd.	268	23,280
Daelim Industrial Co. Ltd.	178	13,479
Dongbu Insurance Co. Ltd.	359	22,319
Dongsuh Cos., Inc.	189	5,034
Doosan Heavy Industries & Construction Co. Ltd.	138	3,266
GS Engineering & Construction Corp. *	223	5,995
GS Holdings Corp.	379	18,531
GS Retail Co. Ltd.	163	7,313
Hankook Tire Co. Ltd.	438	23,681
Hanmi Pharm Co. Ltd.	39	18,121
Hanmi Science Co. Ltd.	73	7,608
Hanon Systems	1,078	12,197

INVESTMENTS	SHARES	VALUE
Korea, Republic of - 18.4% (continued)
Hanssem Co. Ltd.	30	$4,815
Hanwha Chemical Corp.	1,292	28,619
Hanwha Corp.	354	11,333
Hanwha Life Insurance Co. Ltd.	717	3,760
Hyosung Corp.	150	17,822
Hyundai Department Store Co. Ltd.	60	6,483
Hyundai Development Co.-Engineering & Construction	177	8,297
Hyundai Glovis Co. Ltd.	20	3,303
Hyundai Heavy Industries Co. Ltd. *	80	10,115
Hyundai Marine & Fire Insurance Co. Ltd.	383	12,644
Hyundai Mobis Co. Ltd.	381	95,614
Hyundai Motor Co.	92	11,370
Hyundai Steel Co.	96	4,463
Kangwon Land, Inc.	589	21,047
KCC Corp.	13	4,685
Korea Aerospace Industries Ltd.	240	16,726
Korea Electric Power Corp.	1,515	74,214
Korea Investment Holdings Co. Ltd.	247	9,204
KT&G Corp.	625	71,175
LG Chem Ltd.	16	3,539
LG Corp.	424	25,057
LG Display Co. Ltd.	261	6,672
LG Electronics, Inc.	331	14,456
LG Household & Health Care Ltd.	23	20,016
LG Innotek Co. Ltd.	60	4,290
LG Uplus Corp.	1,014	10,844
Lotte Chemical Corp.	68	18,536
Mirae Asset Daewoo Co. Ltd.	922	6,601
NAVER Corp.	120	96,608
NCSoft Corp.	131	35,337
NH Investment & Securities Co. Ltd.	534	4,880
OCI Co. Ltd. *	62	5,308
Orion Corp.	7	5,275
Ottogi Corp.	7	4,783
POSCO	268	55,548
S-1 Corp.	190	17,554
Samsung C&T Corp.	36	4,893
Samsung Electro-Mechanics Co. Ltd.	146	6,518
Samsung Electronics Co. Ltd.	507	738,579
Samsung Life Insurance Co. Ltd.	38	3,649
Samsung SDI Co. Ltd.	100	8,784
Samsung Securities Co. Ltd.	121	3,833
Shinhan Financial Group Co. Ltd.	492	18,019
SK Holdings Co. Ltd.	39	7,547
SK Innovation Co. Ltd.	421	62,378
S-Oil Corp.	373	27,716
Woori Bank	376	3,908
Yuhan Corp.	77	19,471

		1,988,021

Malaysia - 2.3%
AirAsia Bhd.	25,100	16,962
Dialog Group Bhd.	13,600	4,806
DiGi.Com Bhd.	5,300	6,383
Felda Global Ventures Holdings Bhd.	5,400	3,061
Genting Bhd.	4,200	8,062
Genting Malaysia Bhd.	9,100	10,018
Genting Plantations Bhd.	1,700	4,526

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Malaysia - 2.3% (continued)
HAP Seng Consolidated Bhd.	16,800	$31,279
Hartalega Holdings Bhd.	10,100	11,338
IHH Healthcare Bhd.	14,400	22,055
IJM Corp. Bhd.	6,100	4,735
MISC Bhd.	3,200	5,844
Petronas Chemicals Group Bhd.	3,400	5,470
Petronas Dagangan Bhd.	600	3,410
PPB Group Bhd.	3,300	12,928
Public Bank Bhd.	6,900	33,085
Telekom Malaysia Bhd.	5,500	9,027
Tenaga Nasional Bhd.	8,500	29,401
Westports Holdings Bhd.	15,300	16,255
YTL Corp. Bhd.	18,900	8,182

		246,827

Mexico - 4.5%
Alfa SAB de CV, Class A (1)	4,000	6,242
Arca Continental SAB de CV (1)	4,600	27,370
Cemex SAB de CV, ADR (1)*	2,871	22,796
Coca-Cola Femsa SAB de CV, ADR (1)	219	16,425
Fibra Uno Administracion SA de CV, REIT (1)	9,100	16,623
Fomento Economico Mexicano SAB de CV, ADR (1)	367	33,779
Gentera SAB de CV (1)	10,500	18,899
Gruma SAB de CV, Class B (1)	2,200	28,926
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	4,400	41,779
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	121	17,717
Grupo Bimbo SAB de CV, Series A (1)	17,800	46,920
Grupo Carso SAB de CV, Series A1 (1)	1,300	5,195
Grupo Comercial Chedraui SA de CV (1)	5,300	11,584
Grupo Financiero Banorte SAB de CV, Class O (1)	16,900	88,624
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	2,240	19,712
Grupo Lala SAB de CV (1)	5,300	10,094
Industrias Penoles SAB de CV (1)	1,025	24,638
Kimberly-Clark de Mexico SAB de CV, Class A (1)	9,200	20,811
OHL Mexico SAB de CV (1)*	2,500	3,316
Promotora y Operadora de Infraestructura SAB de CV (1)	2,010	21,567
Wal-Mart de Mexico SAB de CV (1)	3,400	7,466

		490,483

Netherlands - 1.0%
Steinhoff International Holdings NV	19,861	113,742

Peru - 0.7%
Cia de Minas Buenaventura SAA, ADR (1)*	2,168	30,005
Credicorp Ltd. (1)	322	49,015

		79,020

Poland - 0.3%
CCC SA	177	8,198
Eurocash SA	295	3,281
Grupa Lotos SA*	889	6,621

INVESTMENTS	SHARES	VALUE
Poland - 0.3% (continued)
Polski Koncern Naftowy ORLEN SA	215	$3,656
Polskie Gornictwo Naftowe i Gazownictwo SA	5,392	7,126

		28,882

Romania - 0.1%
New Europe Property Investments plc	713	8,085

Russia - 0.5%
MMC Norilsk Nickel PJSC, ADR	265	4,236
Mobile TeleSystems PJSC, ADR (1)	3,023	23,065
PhosAgro OJSC, GDR	626	8,072
Sistema PJSC FC, GDR	533	3,964
Tatneft PJSC, ADR (1)	532	16,418

		55,755

South Africa - 6.1%
Anglo American Platinum Ltd. *	720	20,256
AngloGold Ashanti Ltd., ADR (1)*	2,650	42,188
Aspen Pharmacare Holdings Ltd.	163	3,681
Bidvest Group Ltd. (The)	2,275	26,825
Brait SE*	1,110	8,928
Capitec Bank Holdings Ltd.	687	32,192
Discovery Ltd.	370	3,050
Fortress Income Fund Ltd., REIT	5,775	13,795
Foschini Group Ltd. (The)	392	3,978
Gold Fields Ltd., ADR (1)	5,611	27,213
Hyprop Investments Ltd., REIT	481	4,243
Mr Price Group Ltd.	473	5,233
Naspers Ltd., Class N	1,855	321,050
Pick n Pay Stores Ltd.	3,867	19,391
PSG Group Ltd.	433	6,340
Redefine Properties Ltd., REIT	7,023	5,860
Remgro Ltd.	262	4,384
Resilient REIT Ltd., REIT	887	7,421
RMB Holdings Ltd.	1,049	4,476
Sappi Ltd. *	4,065	21,055
Shoprite Holdings Ltd.	381	5,324
Sibanye Gold Ltd.	8,174	29,062
Standard Bank Group Ltd.	418	4,295
Telkom SA SOC Ltd.	1,747	7,703
Tiger Brands Ltd.	607	16,830
Truworths International Ltd.	867	4,493
Vodacom Group Ltd.	830	9,326

		658,592

Taiwan - 14.4%
Acer, Inc. *	7,000	3,265
Advantech Co. Ltd.	1,198	10,311
Asia Cement Corp.	7,160	6,272
Asustek Computer, Inc.	1,000	8,939
AU Optronics Corp.	16,000	5,874
Casetek Holdings Ltd.	1,000	3,661
Cathay Financial Holding Co. Ltd.	7,600	9,772
Chailease Holding Co. Ltd.	3,960	7,053
Chang Hwa Commercial Bank Ltd.	31,235	16,036
China Airlines Ltd.	15,000	4,481
China Development Financial Holding Corp.	40,000	10,247
China Life Insurance Co. Ltd.	31,512	28,948

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 14.4% (continued)
Chunghwa Telecom Co. Ltd.	28,000	$98,749
Compal Electronics, Inc.	7,000	4,334
CTBC Financial Holding Co. Ltd.	14,660	8,545
E.Sun Financial Holding Co. Ltd.	15,448	8,827
Eclat Textile Co. Ltd.	1,040	12,461
Eva Airways Corp.	14,700	6,717
Far EasTone Telecommunications Co. Ltd.	6,000	14,187
Feng TAY Enterprise Co. Ltd.	3,614	16,081
First Financial Holding Co. Ltd.	26,198	13,952
Formosa Chemicals & Fibre Corp.	14,000	37,777
Formosa Petrochemical Corp.	10,000	30,147
Formosa Plastics Corp.	17,000	42,335
Fubon Financial Holding Co. Ltd.	3,000	4,458
Highwealth Construction Corp.	5,800	8,988
Hiwin Technologies Corp.	1,081	5,674
Hon Hai Precision Industry Co. Ltd.	15,441	39,076
HTC Corp. *	7,000	19,579
Innolux Corp.	13,000	4,418
Inventec Corp.	14,000	11,493
Lite-On Technology Corp.	11,034	15,952
Nien Made Enterprise Co. Ltd.	1,000	12,932
OBI Pharma, Inc. *	2,000	25,007
Pegatron Corp.	6,000	15,528
Pou Chen Corp.	7,000	9,891
Powertech Technology, Inc.	7,000	18,192
President Chain Store Corp.	1,000	7,965
Realtek Semiconductor Corp.	6,000	19,802
Standard Foods Corp.	4,440	11,410
TaiMed Biologics, Inc. *	3,000	21,001
Taishin Financial Holding Co. Ltd.	29,897	11,155
Taiwan Cement Corp.	9,000	10,265
Taiwan Mobile Co. Ltd.	10,000	35,955
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	24,907	761,905
Teco Electric and Machinery Co. Ltd.	10,000	8,651
Uni-President Enterprises Corp.	28,000	52,682
Wistron Corp.	13,000	9,696
WPG Holdings Ltd.	6,000	7,119

		1,557,765

Thailand - 5.4%
Airports of Thailand PCL, NVDR	4,200	48,438
Bangkok Dusit Medical Services PCL, NVDR	74,900	47,212
Bangkok Expressway & Metro PCL, NVDR	131,400	26,238
BTS Group Holdings PCL, NVDR	39,100	9,785
Bumrungrad Hospital PCL, NVDR	4,500	22,712
Central Pattana PCL, NVDR	20,700	34,949
Charoen Pokphand Foods PCL, NVDR	33,000	30,335
CP ALL PCL, NVDR	31,200	55,493
Delta Electronics Thailand PCL, NVDR	7,800	17,887
Electricity Generating PCL, NVDR	600	3,447
Energy Absolute PCL, NVDR	7,000	5,219
Glow Energy PCL, NVDR	2,800	6,466
Home Product Center PCL, NVDR	58,000	16,787
Indorama Ventures PCL, NVDR	24,000	19,655
IRPC PCL, NVDR	177,800	25,115
Kasikornbank PCL, NVDR	3,700	20,090
Minor International PCL, NVDR	24,160	27,289
PTT Exploration & Production PCL, NVDR	3,500	8,234
PTT Global Chemical PCL, NVDR	7,500	12,783

INVESTMENTS	SHARES	VALUE
Thailand - 5.4% (continued)
PTT PCL, NVDR	6,600	$64,950
Robinson Department Store PCL, NVDR	6,500	11,423
Siam Cement PCL (The), NVDR	750	11,199
Siam Commercial Bank PCL (The), NVDR	5,100	21,887
Thai Oil PCL, NVDR	11,500	22,801
Thai Union Group PCL, NVDR	24,200	14,982

		585,376

Turkey - 0.9%
Arcelik A/S	3,302	23,239
BIM Birlesik Magazalar A/S	469	7,823
KOC Holding A/S	1,205	5,177
Petkim Petrokimya Holding A/S	14,291	21,664
Tofas Turk Otomobil Fabrikasi A/S	2,629	19,170
Turkiye Sise ve Cam Fabrikalari A/S	8,386	8,887
Ulker Biskuvi Sanayi A/S	1,279	9,116

		95,076

TOTAL COMMON STOCKS (cost $8,934,373)		10,299,603

PREFERRED STOCKS - 1.8%

Brazil - 1.8%
Braskem SA, Class A (1)	3,700	28,534
Centrais Eletricas Brasileiras SA, Class B (1)*	5,400	39,884
Gerdau SA (1)	6,100	16,769
Itausa - Investimentos Itau SA (1)	14,000	36,075
Lojas Americanas SA (1)	2,940	18,297
Petroleo Brasileiro SA (1)*	12,400	52,236
Suzano Papel e Celulose SA, Series A (1)	1,100	3,551

TOTAL PREFERRED STOCKS (cost $161,812)		195,346

EXCHANGE TRADED FUND - 1.9%

United States
iShares MSCI Emerging Markets Fund
(cost $201,043) (1)	5,702	213,540

SHORT-TERM INVESTMENT - 1.1%

Investment Company - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $114,043) (d)	114,043	114,043

SECURITIES LENDING COLLATERAL - 0.5%

Money Market Funds - 0.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury & Agency Cash Management, 0.21% (cost $53,284) (d)(e)	53,284	53,284

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (cost $9,464,555)		10,875,816

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(48,387)

NET ASSETS - 100.0%		10,827,429

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,450,601	13.4%
Consumer Staples	1,040,733	9.6
Energy	825,552	7.6
Exchange Traded Fund	213,540	2.0
Financials	1,306,348	12.1
Health Care	447,756	4.1
Industrials	650,116	6.0
Information Technology	2,854,481	26.3
Materials	750,389	6.9
Real Estate	379,093	3.5
Telecommunication Services	381,083	3.5
Utilities	408,797	3.8
Short-Term Investment	114,043	1.1
Securities Lending Collateral	53,284	0.5

Total Investments In Securities At Value	10,875,816	100.4
Liabilities in Excess of Other Assets	(48,387)	(0.4)

Net Assets	$10,827,429	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $49,425.
(b)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $64,643, which represents approximately 0.60% of net assets of the fund.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 3.3%
B/E Aerospace, Inc.	2,772	$143,202
General Dynamics Corp.	5,500	853,380
Huntington Ingalls Industries, Inc.	1,500	230,130
Lockheed Martin Corp.	6,291	1,508,078
Northrop Grumman Corp.	5,646	1,207,962
Raytheon Co.	6,276	854,352
Textron, Inc.	2,100	83,475

		4,880,579

Air Freight & Logistics - 0.7%
FedEx Corp.	2,746	479,671
United Parcel Service, Inc., Class B	4,507	492,886

		972,557

Airlines - 0.8%
Alaska Air Group, Inc.	2,312	152,268
Delta Air Lines, Inc.	7,213	283,904
JetBlue Airways Corp. *	8,441	145,523
Southwest Airlines Co.	9,757	379,450
Spirit Airlines, Inc. *	1,713	72,854
United Continental Holdings, Inc. *	2,546	133,588

		1,167,587

Auto Components - 0.1%
Delphi Automotive plc (United Kingdom)	1,542	109,976
Goodyear Tire & Rubber Co. (The)	3,168	102,326
Johnson Controls International plc	1,533	71,331

		283,633

Banks - 0.6%
Comerica, Inc.	1,500	70,980
Fifth Third Bancorp	5,100	104,346
First Republic Bank	4,040	311,524
Huntington Bancshares, Inc.	10,400	102,544
Signature Bank *	1,700	201,365
SVB Financial Group *	700	77,378

		868,137

Beverages - 3.9%
Brown-Forman Corp., Class B	3,068	145,546
Coca-Cola Co. (The)	34,865	1,475,487
Constellation Brands, Inc., Class A	4,163	693,098
Dr. Pepper Snapple Group, Inc.	5,698	520,284
Molson Coors Brewing Co., Class B	1,513	166,127
Monster Beverage Corp. *	3,934	577,551
PepsiCo, Inc.	19,989	2,174,203

		5,752,296

Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. *	458	56,123
Alnylam Pharmaceuticals, Inc. *	1,211	82,082
Amgen, Inc.	901	150,296
BioMarin Pharmaceutical, Inc. *	864	79,937
Incyte Corp. *	2,919	275,232
OPKO Health, Inc. *	4,868	51,552
Regeneron Pharmaceuticals, Inc. *	635	255,283
United Therapeutics Corp. *	512	60,457

		1,010,962

INVESTMENTS	SHARES	VALUE
Building Products - 0.3%
AO Smith Corp.	2,198	$217,140
Fortune Brands Home & Security, Inc.	3,256	189,174
Masco Corp.	2,809	96,377

		502,691

Capital Markets - 1.3%
BlackRock, Inc.	365	132,298
CBOE Holdings, Inc.	1,623	105,252
CME Group, Inc.	4,272	446,509
E*TRADE Financial Corp. *	5,200	151,424
Interactive Brokers Group, Inc., Class A	2,788	98,333
Moody’s Corp.	2,313	250,452
Intercontinental Exchange, Inc.	867	233,535
Northern Trust Corp.	2,636	179,221
S&P Global, Inc.	2,820	356,899

		1,953,923

Chemicals - 0.9%
Air Products & Chemicals, Inc.	1,700	255,578
Dow Chemical Co. (The)	2,240	116,099
Ecolab, Inc.	2,147	261,333
PPG Industries, Inc.	3,826	395,456
Sherwin-Williams Co. (The)	961	265,870

		1,294,336

Communications Equipment - 1.1%
ARRIS International plc *	2,800	79,324
Brocade Communications Systems, Inc.	7,800	71,994
Cisco Systems, Inc.	23,651	750,210
F5 Networks, Inc. *	1,500	186,960
Juniper Networks, Inc.	7,300	175,638
Palo Alto Networks, Inc. *	2,234	355,943

		1,620,069

Construction Materials - 0.1%
Vulcan Materials Co.	1,445	164,340

Consumer Finance - 0.2%
Discover Financial Services	3,539	200,130
Synchrony Financial	2,237	62,636

		262,766

Containers & Packaging - 0.1%
Ball Corp.	1,400	114,730

Distributors - 0.1%
LKQ Corp. *	2,515	89,182

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	84,672

Diversified Financial Services - 0.0% (a)
Berkshire Hathaway, Inc., Class B*	365	52,731

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	73,920	3,001,891
Level 3 Communications, Inc. *	3,005	139,372
Verizon Communications, Inc.	43,292	2,250,318

		5,391,581

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 3.7%
American Electric Power Co., Inc.	9,103	$584,504
Duke Energy Corp.	6,342	507,614
Edison International	6,971	503,655
Entergy Corp.	1,400	107,422
Eversource Energy	1,288	69,784
NextEra Energy, Inc.	12,254	1,498,909
PG&E Corp.	6,286	384,515
PPL Corp.	5,332	184,327
Southern Co. (The)	23,798	1,220,837
Xcel Energy, Inc.	11,233	462,125

		5,523,692

Electrical Equipment - 0.4%
Acuity Brands, Inc.	821	217,237
Rockwell Automation, Inc.	2,600	318,084

		535,321

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	11,812	279,354

Energy Equipment & Services - 0.0% (a)
Patterson-UTI Energy, Inc.	2,347	52,502

Equity Real Estate Investment Trusts (REITs) - 6.6%
American Tower Corp.	6,176	699,926
AvalonBay Communities, Inc.	4,737	842,428
Boston Properties, Inc.	5,439	741,281
Crown Castle International Corp.	2,926	275,658
CyrusOne, Inc.	1,443	68,644
Digital Realty Trust, Inc.	3,871	375,952
Equinix, Inc.	1,400	504,350
Equity Residential	11,412	734,134
Essex Property Trust, Inc.	2,600	579,020
Extra Space Storage, Inc.	1,500	119,115
Federal Realty Investment Trust	700	107,751
General Growth Properties, Inc.	11,239	310,196
HCP, Inc.	5,000	189,750
Public Storage	6,373	1,422,071
Realty Income Corp.	1,500	100,395
Retail Properties of America, Inc., Class A	5,600	94,080
Simon Property Group, Inc.	5,645	1,168,571
UDR, Inc.	2,100	75,579
Ventas, Inc.	5,620	396,941
Vornado Realty Trust	4,200	425,082
Welltower, Inc.	7,492	560,177

		9,791,101

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	5,252	800,982
Kroger Co. (The)	15,781	468,380
Sysco Corp.	1,418	69,496
Walgreens Boots Alliance, Inc.	1,551	125,042

		1,463,900

Food Products - 2.2%
Archer-Daniels-Midland Co.	2,109	88,937
Campbell Soup Co.	3,359	183,737
ConAgra Foods, Inc.	1,869	88,049
General Mills, Inc.	9,165	585,460

INVESTMENTS	SHARES	VALUE
Food Products - 2.2% (continued)
Hormel Foods Corp.	12,214	$463,277
JM Smucker Co. (The)	1,402	190,027
Kellogg Co.	1,167	90,407
McCormick & Co., Inc.	1,621	161,970
Mondelez International, Inc., Class A	18,095	794,371
Pilgrim’s Pride Corp.	3,191	67,394
Pinnacle Foods, Inc.	1,572	78,867
Tyson Foods, Inc., Class A	6,540	488,342

		3,280,838

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	3,550	150,129
Align Technology, Inc. *	1,400	131,250
Becton Dickinson and Co.	1,193	214,418
Boston Scientific Corp. *	15,571	370,590
Danaher Corp.	5,772	452,467
DexCom, Inc. *	2,200	192,852
Edwards Lifesciences Corp. *	3,270	394,231
Hologic, Inc. *	1,943	75,447
Intuitive Surgical, Inc. *	200	144,966
Medtronic plc	9,817	848,189
Stryker Corp.	1,316	153,195

		3,127,734

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. *	889	44,050
Aetna, Inc.	5,446	628,741
AmerisourceBergen Corp.	1,061	85,708
Anthem, Inc.	3,564	446,605
Cardinal Health, Inc.	3,661	284,460
Centene Corp. *	3,293	220,499
HCA Holdings, Inc. *	2,023	152,999
Henry Schein, Inc. *	648	105,611
McKesson Corp.	579	96,548
UnitedHealth Group, Inc.	14,744	2,064,160

		4,129,381

Health Care Technology - 0.2%
athenahealth, Inc. *	1,017	128,264
Cerner Corp. *	2,661	164,317

		292,581

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	5,761	281,252
McDonald’s Corp.	11,163	1,287,764
Norwegian Cruise Line Holdings Ltd. *	2,611	98,435
Royal Caribbean Cruises Ltd.	796	59,660
Starbucks Corp.	16,502	893,418
Yum! Brands, Inc.	1,045	94,896

		2,715,425

Household Durables - 0.3%
Mohawk Industries, Inc. *	1,586	317,739
Whirlpool Corp.	1,142	185,187

		502,926

Household Products - 1.7%
Clorox Co. (The)	1,049	131,314
Colgate-Palmolive Co.	1,496	110,913
Kimberly-Clark Corp.	5,626	709,664

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Household Products - 1.7% (continued)
Procter & Gamble Co. (The)	16,552	$1,485,542

		2,437,433

Industrial Conglomerates - 2.9%
3M Co.	5,664	998,167
General Electric Co.	88,614	2,624,747
Honeywell International, Inc.	5,345	623,173

		4,246,087

Insurance - 1.8%
American Financial Group, Inc.	1,717	128,775
Arch Capital Group Ltd. *	2,968	235,244
Axis Capital Holdings Ltd.	856	46,506
Chubb Ltd.	5,486	689,316
Everest Re Group Ltd.	999	189,780
Hartford Financial Services Group, Inc. (The)	3,282	140,535
Markel Corp. *	231	214,546
Principal Financial Group, Inc.	1,500	77,265
Progressive Corp. (The)	5,576	175,644
RenaissanceRe Holdings Ltd.	1,701	204,392
Travelers Cos., Inc. (The)	3,710	424,981
White Mountains Insurance Group Ltd.	100	83,000

		2,609,984

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. *	5,531	4,631,162
Expedia, Inc.	2,588	302,071
Netflix, Inc. *	3,073	302,844
Priceline Group, Inc. (The) *	467	687,186
TripAdvisor, Inc. *	877	55,409

		5,978,672

Internet Software & Services - 7.7%
Akamai Technologies, Inc. *	1,700	90,083
Alphabet, Inc., Class A *	7,718	6,205,735
CoStar Group, Inc. *	500	108,265
eBay, Inc. *	13,570	446,453
Facebook, Inc., Class A *	33,586	4,308,076
VeriSign, Inc. *	576	45,066
Zillow Group, Inc., Class C *	2,870	99,446

		11,303,124

IT Services - 3.5%
Accenture plc, Class A	8,221	1,004,360
Alliance Data Systems Corp. *	634	136,012
Amdocs Ltd.	1,750	101,237
Automatic Data Processing, Inc.	3,680	324,576
Cognizant Technology Solutions Corp., Class A *	5,948	283,779
Fiserv, Inc. *	3,342	332,429
FleetCor Technologies, Inc. *	1,727	300,032
Jack Henry & Associates, Inc.	1,350	115,493
MasterCard, Inc., Class A	7,616	775,080
Sabre Corp.	4,115	115,961
Total System Services, Inc.	2,043	96,327
Vantiv, Inc., Class A *	2,419	136,117
Visa, Inc., Class A	16,029	1,325,598
Xerox Corp.	11,832	119,858

		5,166,859

INVESTMENTS	SHARES	VALUE
Leisure Products - 0.1%
Brunswick Corp.	1,969	$96,048

Life Sciences Tools & Services - 0.8%
Illumina, Inc. *	1,398	253,961
Quintiles Transnational Holdings, Inc. *	1,288	104,405
Thermo Fisher Scientific, Inc.	5,346	850,335

		1,208,701

Machinery - 0.8%
Dover Corp.	2,493	183,585
Fortive Corp.	2,886	146,897
Illinois Tool Works, Inc.	871	104,381
Middleby Corp. (The) *	1,800	222,516
Parker-Hannifin Corp.	1,500	188,295
WABCO Holdings, Inc. *	800	90,824
Wabtec Corp.	785	64,095
Xylem, Inc.	2,752	144,342

		1,144,935

Media - 1.0%
CBS Corp., Class B	2,587	141,612
Comcast Corp., Class A	14,932	990,589
DISH Network Corp., Class A *	2,530	138,593
Madison Square Garden Co. (The), Class A *	316	53,534
TEGNA, Inc.	2,894	63,263
Walt Disney Co. (The)	595	55,252

		1,442,843

Metals & Mining - 0.8%
Newmont Mining Corp.	22,385	879,507
Royal Gold, Inc.	1,671	129,385
Tahoe Resources, Inc.	5,258	67,460
United States Steel Corp.	2,180	41,115

		1,117,467

Multiline Retail - 0.6%
Dollar General Corp.	5,246	367,168
Dollar Tree, Inc. *	6,199	489,287

		856,455

Multi-Utilities - 1.6%
CMS Energy Corp.	2,100	88,221
Consolidated Edison, Inc.	8,991	677,022
Dominion Resources, Inc.	6,051	449,408
DTE Energy Co.	3,287	307,893
NiSource, Inc.	6,128	147,746
Public Service Enterprise Group, Inc.	3,833	160,488
Sempra Energy	3,095	331,753
WEC Energy Group, Inc.	2,920	174,850

		2,337,381

Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	3,898	248,965
Chevron Corp.	15,077	1,551,725
Cimarex Energy Co.	1,073	144,179
Continental Resources, Inc. *	5,386	279,857
Diamondback Energy, Inc. *	10,931	1,055,279
EQT Corp.	1,200	87,144
Exxon Mobil Corp.	40,069	3,497,222
HollyFrontier Corp.	6,227	152,561

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.3% (continued)
Newfield Exploration Co. *	14,449	$627,953
Occidental Petroleum Corp.	1,687	123,016
ONEOK, Inc.	3,504	180,071
Parsley Energy, Inc., Class A *	9,055	303,433
PBF Energy, Inc., Class A	7,511	170,049
Phillips 66	10,092	812,911
Pioneer Natural Resources Co.	3,576	663,884
QEP Resources, Inc.	4,397	85,873
Rice Energy, Inc. *	3,288	85,850
Tesoro Corp.	4,757	378,467
Valero Energy Corp.	3,683	195,199
WPX Energy, Inc. *	9,841	129,803

		10,773,441

Personal Products - 0.3%
Coty, Inc., Class A *	4,893	114,985
Estee Lauder Cos., Inc. (The), Class A	3,003	265,946

		380,931

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	15,990	862,181
Eli Lilly & Co.	11,772	944,821
Johnson & Johnson	31,505	3,721,686
Zoetis, Inc.	5,446	283,246

		5,811,934

Professional Services - 0.1%
Equifax, Inc.	651	87,611
Verisk Analytics, Inc. *	906	73,640

		161,251

Road & Rail - 0.1%
Old Dominion Freight Line, Inc. *	1,956	134,201

Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	17,020	513,153
Broadcom Ltd. (Singapore)	5,474	944,374
Intel Corp.	29,185	1,101,734
Marvell Technology Group Ltd.	6,200	82,274
Microchip Technology, Inc.	1,024	63,631
NVIDIA Corp.	17,195	1,178,201
Qorvo, Inc. *	1,344	74,915
Skyworks Solutions, Inc.	3,805	289,713
Texas Instruments, Inc.	15,348	1,077,123
Xilinx, Inc.	2,840	154,326

		5,479,444

Software - 6.1%
Activision Blizzard, Inc.	14,761	653,912
Adobe Systems, Inc. *	8,721	946,577
Autodesk, Inc. *	1,500	108,495
CA, Inc.	2,700	89,316
CDK Global, Inc.	905	51,911
Electronic Arts, Inc. *	8,389	716,421
Fortinet, Inc. *	1,807	66,733
Intuit, Inc.	2,897	318,699
Microsoft Corp.	88,152	5,077,555
Red Hat, Inc. *	1,240	100,229
salesforce.com, Inc. *	7,043	502,377
ServiceNow, Inc. *	3,184	252,014

INVESTMENTS	SHARES	VALUE
Software - 6.1% (continued)
Splunk, Inc. *	1,137	$66,719
SS&C Technologies Holdings, Inc.	2,522	81,082

		9,032,040

Specialty Retail - 4.0%
Advance Auto Parts, Inc.	600	89,472
AutoZone, Inc. *	579	444,869
Best Buy Co., Inc.	2,009	76,704
Home Depot, Inc. (The)	14,967	1,925,953
L Brands, Inc.	1,384	97,946
Lowe’s Cos., Inc.	8,719	629,599
O’Reilly Automotive, Inc. *	3,103	869,181
Ross Stores, Inc.	11,170	718,231
TJX Cos., Inc. (The)	8,247	616,711
Tractor Supply Co.	663	44,653
Ulta Salon Cosmetics & Fragrance, Inc. *	1,847	439,549

		5,952,868

Technology Hardware, Storage & Peripherals - 0.0% (a)
Hewlett Packard Enterprise Co.	2,761	62,813

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	5,676	143,319
NIKE, Inc., Class B	10,229	538,557
Skechers U.S.A., Inc., Class A *	2,882	65,998
Under Armour, Inc., Class A *	6,273	242,640
Under Armour, Inc., Class C *	6,317	213,893
VF Corp.	4,888	273,972

		1,478,379

Tobacco - 3.4%
Altria Group, Inc.	36,875	2,331,606
Philip Morris International, Inc.	13,686	1,330,553
Reynolds American, Inc.	28,659	1,351,272

		5,013,431

Trading Companies & Distributors - 0.0% (a)
HD Supply Holdings, Inc. *	2,092	66,902

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	800	66,592

Water Utilities - 0.1%
American Water Works Co., Inc.	2,903	217,261

Wireless Telecommunication Services - 0.3%
Sprint Corp. *	8,011	53,113
T-Mobile US, Inc. *	8,671	405,109

		458,222

TOTAL COMMON STOCKS (cost $121,782,359)		143,197,226

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 2.9%

Investment Company - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $4,229,064) (2)(b)	4,229,064	$4,229,064

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (cost $126,011,423)		147,426,290

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (c)		321,627

NET ASSETS - 100.0%		147,747,917

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,481,101	13.2%
Consumer Staples	18,328,830	12.4
Energy	10,825,944	7.3
Financials	5,747,543	3.9
Health Care	15,581,293	10.5
Industrials	13,878,703	9.4
Information Technology	32,943,702	22.3
Materials	2,690,873	1.8
Real Estate	9,791,101	6.6
Telecommunication Services	5,849,803	4.0
Utilities	8,078,333	5.5
Short-Term Investment	4,229,064	2.9

Total Investments In Securities At Value	147,426,290	99.8
Other Assets in Excess of Liabilities (c)	321,627	0.2

Net Assets	$147,747,917	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
27	GSCO	S&P 500 E-Mini Futures	12/2016	$2,895,360	$2,916,540	$21,180

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$108,508	$108,508

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 0.9%
AAR Corp.	688	$21,548
Aerojet Rocketdyne Holdings, Inc. *	588	10,337
Astronics Corp. *	515	23,201
Curtiss-Wright Corp.	1,230	112,065
Engility Holdings, Inc. *	315	9,923
KEYW Holding Corp. (The) *(a)	1,519	16,770
Mercury Systems, Inc. *	1,561	38,354
National Presto Industries, Inc.	136	11,939
TASER International, Inc. *(a)	1,681	48,093
Vectrus, Inc. *	532	8,102

		300,332

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	1,277	18,325
Atlas Air Worldwide Holdings, Inc. *	400	17,128
Echo Global Logistics, Inc. *	1,533	35,351
Hub Group, Inc., Class A *	700	28,532
Park-Ohio Holdings Corp.	324	11,810

		111,146

Airlines - 0.5%
Allegiant Travel Co.	593	78,318
Hawaiian Holdings, Inc. *	1,800	87,480
SkyWest, Inc.	525	13,865

		179,663

Auto Components - 1.4%
Cooper Tire & Rubber Co.	576	21,899
Cooper-Standard Holding, Inc. *	845	83,486
Dorman Products, Inc. *	381	24,346
Drew Industries, Inc.	1,251	122,623
Fox Factory Holding Corp. *	779	17,894
Gentherm, Inc. *	1,057	33,211
Horizon Global Corp. *	493	9,825
Motorcar Parts of America, Inc. *	1,306	37,587
Spartan Motors, Inc.	1,194	11,439
Standard Motor Products, Inc.	641	30,614
Superior Industries International, Inc.	1,403	40,911
Tenneco, Inc. *	373	21,735
Tower International, Inc.	753	18,147

		473,717

Banks - 7.5%
Ameris Bancorp	2,004	70,040
Banc of California, Inc.	1,710	29,857
Banner Corp.	455	19,902
Blue Hills Bancorp, Inc.	1,200	18,024
BNC Bancorp	2,186	53,164
Boston Private Financial Holdings, Inc.	1,225	15,717
Capital Bank Financial Corp., Class A	4,049	130,013
Cathay General Bancorp	1,774	54,604
Central Pacific Financial Corp.	835	21,034
Chemical Financial Corp.	462	20,388
ConnectOne Bancorp, Inc.	900	16,254
Customers Bancorp, Inc. *	2,023	50,899
CVB Financial Corp.	1,182	20,815
Eagle Bancorp, Inc. *	2,446	120,661
Enterprise Financial Services Corp.	957	29,906

INVESTMENTS	SHARES	VALUE
Banks - 7.5% (continued)
FCB Financial Holdings, Inc., Class A *	2,790	$107,220
Fidelity Southern Corp.	1,125	20,689
First Interstate BancSystem, Inc., Class A	3,438	108,331
First Merchants Corp.	654	17,494
Fulton Financial Corp.	3,338	48,468
Great Western Bancorp, Inc.	4,016	133,813
Hanmi Financial Corp.	1,300	34,242
Hilltop Holdings, Inc. *	800	17,968
Home BancShares, Inc.	7,534	156,783
Independent Bank Corp./MA	741	40,081
Independent Bank Corp./MI	1,815	30,546
Independent Bank Group, Inc.	300	13,251
Investors Bancorp, Inc.	12,491	150,017
Lakeland Financial Corp.	1,783	63,154
LegacyTexas Financial Group, Inc.	492	15,562
MB Financial, Inc.	627	23,851
National Bank Holdings Corp., Class A	1,472	34,401
Opus Bank	1,958	69,254
Pacific Premier Bancorp, Inc. *	840	22,226
Pinnacle Financial Partners, Inc.	2,089	112,973
Preferred Bank	366	13,084
Renasant Corp.	1,210	40,692
Seacoast Banking Corp. of Florida *	1,142	18,375
ServisFirst Bancshares, Inc.	2,855	148,203
Simmons First National Corp., Class A	600	29,940
South State Corp.	674	50,577
Southside Bancshares, Inc.	882	28,383
State Bank Financial Corp.	950	21,679
Stonegate Bank	1,807	60,986
Towne Bank	1,494	35,901
United Community Banks, Inc.	3,125	65,687
Webster Financial Corp.	725	27,557
WesBanco, Inc.	352	11,574
Wintrust Financial Corp.	1,032	57,348

		2,501,588

Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A *	72	11,179
Coca-Cola Bottling Co. Consolidated	491	72,746
Craft Brew Alliance, Inc. *	514	9,679
MGP Ingredients, Inc.	1,119	45,342
National Beverage Corp. *(a)	2,583	113,781
Primo Water Corp. *	1,330	16,133

		268,860

Biotechnology - 3.3%
Acceleron Pharma, Inc. *	315	11,400
Adamas Pharmaceuticals, Inc. *(a)	757	12,422
Agenus, Inc. *	3,037	21,806
Alder Biopharmaceuticals, Inc. *	741	24,283
ARIAD Pharmaceuticals, Inc. *	2,295	31,418
BioSpecifics Technologies Corp. *	296	13,518
Cara Therapeutics, Inc. *(a)	1,902	15,882
Coherus Biosciences, Inc. *(a)	650	17,407
Concert Pharmaceuticals, Inc. *	1,751	17,703
CTI BioPharma Corp. *	3,700	1,385
Eagle Pharmaceuticals, Inc. *(a)	509	35,630
Emergent BioSolutions, Inc. *	500	15,765
Exelixis, Inc. *	8,858	113,294

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 3.3% (continued)
Five Prime Therapeutics, Inc. *	1,409	$73,958
Genomic Health, Inc. *	455	13,159
Ignyta, Inc. *	2,127	13,379
Inovio Pharmaceuticals, Inc. *(a)	2,423	22,582
Insmed, Inc. *	890	12,923
Ironwood Pharmaceuticals, Inc. *	1,229	19,516
Lexicon Pharmaceuticals, Inc. *(a)	3,291	59,468
Ligand Pharmaceuticals, Inc. *(a)	661	67,462
Lion Biotechnologies, Inc. *(a)	1,693	13,933
Loxo Oncology, Inc. *	959	25,107
MiMedx Group, Inc. *(a)	2,791	23,947
Minerva Neurosciences, Inc. *(a)	2,132	30,093
Myriad Genetics, Inc. *	1,348	27,742
Ophthotech Corp. *	298	13,747
Peregrine Pharmaceuticals, Inc. *	9,591	4,124
Progenics Pharmaceuticals, Inc. *	3,435	21,743
Prothena Corp. plc (Ireland) *	805	48,276
Repligen Corp. *	1,200	36,228
Retrophin, Inc. *	1,201	26,878
Sarepta Therapeutics, Inc. *	521	31,995
TESARO, Inc. *	1,168	117,080
Trevena, Inc. *	1,935	13,061
Ultragenyx Pharmaceutical, Inc. *	173	12,273
Xencor, Inc. *	1,298	31,788

		1,092,375

Building Products - 2.0%
AAON, Inc.	1,050	30,261
Advanced Drainage Systems, Inc.	848	20,403
American Woodmark Corp. *	564	45,442
Apogee Enterprises, Inc.	791	35,350
Builders FirstSource, Inc. *	1,831	21,075
Continental Building Products, Inc. *	1,526	32,031
Gibraltar Industries, Inc. *	1,956	72,665
Insteel Industries, Inc.	1,596	57,839
Masonite International Corp. *	1,077	66,957
NCI Building Systems, Inc. *	1,241	18,106
Patrick Industries, Inc. *	2,206	136,596
PGT, Inc. *	881	9,400
Ply Gem Holdings, Inc. *	822	10,982
Trex Co., Inc. *	402	23,605
Universal Forest Products, Inc.	890	87,656

		668,368

Capital Markets - 0.4%
BGC Partners, Inc., Class A	6,967	60,961
Cowen Group, Inc., Class A *(a)	3,463	12,571
GAIN Capital Holdings, Inc.	1,922	11,878
GAMCO Investors, Inc., Class A	344	9,794
Investment Technology Group, Inc.	682	11,689
Janus Capital Group, Inc.	800	11,208
KCG Holdings, Inc., Class A *	843	13,092

		131,193

Chemicals - 1.4%
A Schulman, Inc.	500	14,560
Chemours Co. (The)	2,336	37,376
Ferro Corp. *	2,400	33,144
FutureFuel Corp.	1,187	13,389

INVESTMENTS	SHARES	VALUE
Chemicals - 1.4% (continued)
Innophos Holdings, Inc.	300	$11,709
Innospec, Inc.	332	20,189
Koppers Holdings, Inc. *	325	10,459
Kraton Performance Polymers, Inc. *	754	26,420
Minerals Technologies, Inc.	500	35,345
Sensient Technologies Corp.	1,100	83,380
Stepan Co.	220	15,985
Trinseo SA	2,822	159,612

		461,568

Commercial Services & Supplies - 0.9%
ACCO Brands Corp. *	1,709	16,475
Brady Corp., Class A	570	19,727
Deluxe Corp.	267	17,841
Healthcare Services Group, Inc.	976	38,630
HNI Corp.	700	27,860
Interface, Inc.	687	11,466
Kimball International, Inc., Class B	1,371	17,741
Mobile Mini, Inc.	427	12,895
Multi-Color Corp.	444	29,304
Quad/Graphics, Inc.	1,501	40,107
Steelcase, Inc., Class A	1,047	14,543
UniFirst Corp.	100	13,186
US Ecology, Inc.	349	15,649
West Corp.	1,102	24,332

		299,756

Communications Equipment - 2.3%
ADTRAN, Inc.	734	14,049
Applied Optoelectronics, Inc. *(a)	846	18,790
Ciena Corp. *	1,152	25,114
Extreme Networks, Inc. *	3,048	13,685
Finisar Corp. *	1,932	57,574
Infinera Corp. *	1,115	10,068
InterDigital, Inc.	800	63,360
Lumentum Holdings, Inc. *	3,227	134,792
NETGEAR, Inc. *	842	50,933
Oclaro, Inc. *	11,213	95,871
Plantronics, Inc.	393	20,420
Ubiquiti Networks, Inc. *	3,286	175,801
ViaSat, Inc. *	1,042	77,785

		758,242

Construction & Engineering - 1.0%
Argan, Inc.	730	43,209
Comfort Systems USA, Inc.	1,346	39,451
Dycom Industries, Inc. *	1,337	109,340
Granite Construction, Inc.	465	23,129
HC2 Holdings, Inc. *(a)	962	5,243
MasTec, Inc. *	2,344	69,710
NV5 Global, Inc. *	1,032	33,344
Primoris Services Corp.	715	14,729

		338,155

Construction Materials - 0.3%
Headwaters, Inc. *	2,139	36,192
US Concrete, Inc. *	1,646	75,823

		112,015

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.0% (b)
Nelnet, Inc., Class A	400	$16,148

Containers & Packaging - 0.0% (b)
Greif, Inc., Class A	334	16,563

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,000	71,600

Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. *	2,896	193,713
Capella Education Co.	200	11,608
Career Education Corp. *	1,909	12,962
Carriage Services, Inc.	552	13,055
Chegg, Inc. *(a)	2,968	21,043
Grand Canyon Education, Inc. *	538	21,730
Houghton Mifflin Harcourt Co. *	1,697	22,757
LifeLock, Inc. *	3,144	53,197
Weight Watchers International, Inc. *(a)	1,329	13,715

		363,780

Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	181	11,772
Cogent Communications Holdings, Inc.	1,010	37,178
Consolidated Communications Holdings, Inc.	1,600	40,384
IDT Corp., Class B	755	13,016
Inteliquent, Inc.	1,436	23,177
Iridium Communications, Inc. *(a)	2,656	21,540
Lumos Networks Corp. *	1,202	16,828
ORBCOMM, Inc. *	3,221	33,016
Straight Path Communications, Inc., Class B *	1,332	34,113
Vonage Holdings Corp. *	2,700	17,847
Windstream Holdings, Inc. (a)	12,265	123,263

		372,134

Electric Utilities - 2.5%
ALLETE, Inc.	1,004	59,858
El Paso Electric Co.	1,222	57,153
IDACORP, Inc.	3,091	241,964
MGE Energy, Inc.	1,275	72,050
Otter Tail Corp.	739	25,562
PNM Resources, Inc.	4,394	143,772
Portland General Electric Co.	2,916	124,192
Spark Energy, Inc., Class A	3,790	110,403

		834,954

Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	729	13,785
AZZ, Inc.	300	19,581
Energous Corp. *(a)	1,752	34,357
EnerSys	213	14,737
Generac Holdings, Inc. *	495	17,969

		100,429

Electronic Equipment, Instruments & Components - 3.2%
Badger Meter, Inc.	936	31,365
Coherent, Inc. *	1,260	139,280
CTS Corp.	722	13,429
ePlus, Inc. *	336	31,722
Fabrinet (Thailand) *	3,118	139,032

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 3.2% (continued)
Insight Enterprises, Inc. *	700	$22,785
Itron, Inc. *	370	20,631
Littelfuse, Inc.	761	98,024
Mesa Laboratories, Inc.	432	49,404
Methode Electronics, Inc.	887	31,018
OSI Systems, Inc. *	393	25,694
Plexus Corp. *	600	28,068
Rogers Corp. *	300	18,324
Sanmina Corp. *	1,891	53,837
SYNNEX Corp.	1,105	126,092
Tech Data Corp. *	1,035	87,675
TTM Technologies, Inc. *	1,385	15,858
Universal Display Corp. *	2,244	124,565

		1,056,803

Energy Equipment & Services - 0.9%
Fairmount Santrol Holdings, Inc. *	6,146	52,118
Forum Energy Technologies, Inc. *	1,722	34,199
Matrix Service Co. *	700	13,132
Natural Gas Services Group, Inc. *	490	12,049
Oil States International, Inc. *	621	19,605
TETRA Technologies, Inc. *	2,864	17,499
US Silica Holdings, Inc.	3,194	148,713

		297,315

Equity Real Estate Investment Trusts (REITs) - 9.2%
Acadia Realty Trust	1,244	45,083
Agree Realty Corp.	1,901	93,985
American Assets Trust, Inc.	1,609	69,798
Armada Hoffler Properties, Inc.	3,235	43,349
Bluerock Residential Growth REIT, Inc.	1,167	15,171
Cedar Realty Trust, Inc.	1,989	14,321
Chatham Lodging Trust	1,226	23,601
Community Healthcare Trust, Inc.	554	12,144
CoreSite Realty Corp.	2,561	189,616
DuPont Fabros Technology, Inc.	4,087	168,589
Easterly Government Properties, Inc.	1,705	32,531
EastGroup Properties, Inc.	329	24,201
Education Realty Trust, Inc.	2,892	124,761
First Industrial Realty Trust, Inc.	3,246	91,602
GEO Group, Inc. (The)	1,257	29,891
Gladstone Commercial Corp.	2,247	41,862
Government Properties Income Trust	1,140	25,787
Healthcare Realty Trust, Inc.	4,365	148,672
Hersha Hospitality Trust	1,090	19,642
Hudson Pacific Properties, Inc.	2,666	87,631
Independence Realty Trust, Inc.	1,033	9,297
LTC Properties, Inc.	450	23,396
Mack-Cali Realty Corp.	2,589	70,473
Monmouth Real Estate Investment Corp.	2,217	31,637
Monogram Residential Trust, Inc.	1,490	15,854
National Health Investors, Inc.	336	26,369
National Storage Affiliates Trust	4,712	98,669
NexPoint Residential Trust, Inc.	2,537	49,877
Physicians Realty Trust	4,602	99,127
Preferred Apartment Communities, Inc.	1,161	15,685
PS Business Parks, Inc.	1,917	217,714
QTS Realty Trust, Inc., Class A	4,410	233,069
Ramco-Gershenson Properties Trust	1,967	36,862

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 9.2% (continued)
Retail Opportunity Investments Corp.	6,692	$146,956
Rexford Industrial Realty, Inc.	3,724	85,242
Ryman Hospitality Properties, Inc.	1,068	51,435
Sabra Health Care REIT, Inc.	554	13,950
Saul Centers, Inc.	346	23,044
Select Income REIT	2,029	54,580
Seritage Growth Properties, Class A (a)	596	30,205
Silver Bay Realty Trust Corp.	889	15,584
STAG Industrial, Inc.	2,175	53,309
Summit Hotel Properties, Inc.	2,178	28,663
Terreno Realty Corp.	1,883	51,801
Tier REIT, Inc.	928	14,328
UMH Properties, Inc.	984	11,729
Universal Health Realty Income Trust	283	17,835
Urban Edge Properties	6,389	179,786
Urstadt Biddle Properties, Inc., Class A	1,210	26,886
Washington REIT	1,600	49,792
Whitestone REIT	1,052	14,602

		3,099,993

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	500	19,770
SpartanNash Co.	755	21,835

		41,605

Food Products - 2.5%
B&G Foods, Inc.	2,303	113,262
Calavo Growers, Inc.	300	19,629
Cal-Maine Foods, Inc. (a)	2,449	94,384
Fresh Del Monte Produce, Inc.	2,090	125,191
J&J Snack Foods Corp.	693	82,550
John B. Sanfilippo & Son, Inc.	726	37,266
Lancaster Colony Corp.	1,371	181,095
Omega Protein Corp. *	853	19,935
Sanderson Farms, Inc.	886	85,348
Snyder’s-Lance, Inc.	1,947	65,380

		824,040

Gas Utilities - 3.0%
Chesapeake Utilities Corp.	933	56,969
New Jersey Resources Corp.	2,436	80,047
Northwest Natural Gas Co.	500	30,055
ONE Gas, Inc.	6,012	371,782
Southwest Gas Corp.	1,312	91,656
Spire, Inc.	2,759	175,859
WGL Holdings, Inc.	3,253	203,963

		1,010,331

Health Care Equipment & Supplies - 3.7%
Abaxis, Inc.	657	33,914
Analogic Corp.	156	13,822
Anika Therapeutics, Inc. *	794	37,993
AtriCure, Inc. *	800	12,656
AxoGen, Inc. *	2,114	19,089
Cantel Medical Corp.	1,202	93,732
Cerus Corp. *	3,201	19,878
CONMED Corp.	500	20,030
Cynosure, Inc., Class A *	663	33,773
GenMark Diagnostics, Inc. *	1,549	18,278

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 3.7% (continued)
Glaukos Corp. *	316	$11,926
Globus Medical, Inc., Class A *	1,783	40,242
ICU Medical, Inc. *	559	70,646
Inogen, Inc. *	1,479	88,592
Integra LifeSciences Holdings Corp. *	853	70,415
iRadimed Corp. *(a)	1,697	28,832
K2M Group Holdings, Inc. *	1,170	20,803
Masimo Corp. *	819	48,722
Merit Medical Systems, Inc. *	612	14,866
Natus Medical, Inc. *	1,478	58,071
Neogen Corp. *	480	26,851
Nevro Corp. *(a)	1,853	193,435
NuVasive, Inc. *	896	59,727
NxStage Medical, Inc. *	1,351	33,762
Penumbra, Inc. *	126	9,575
Rockwell Medical, Inc. *(a)	1,724	11,551
Spectranetics Corp. (The) *	1,257	31,538
Vascular Solutions, Inc. *	769	37,089
Zeltiq Aesthetics, Inc. *	2,063	80,911

		1,240,719

Health Care Providers & Services - 2.1%
Aceto Corp.	1,044	19,825
Addus HomeCare Corp. *	1,246	32,595
Adeptus Health, Inc., Class A *(a)	300	12,915
Amedisys, Inc. *	745	35,343
AMN Healthcare Services, Inc. *	1,210	38,563
BioTelemetry, Inc. *	1,700	31,569
Chemed Corp.	500	70,535
Civitas Solutions, Inc. *	958	17,493
CorVel Corp. *	404	15,514
Cross Country Healthcare, Inc. *	1,400	16,492
Diplomat Pharmacy, Inc. *	946	26,497
Ensign Group, Inc. (The)	2,000	40,260
HealthEquity, Inc. *	1,812	68,584
Healthways, Inc. *	1,200	31,752
LHC Group, Inc. *	287	10,585
Molina Healthcare, Inc. *	681	39,716
Owens & Minor, Inc.	530	18,407
PharMerica Corp. *	900	25,263
Providence Service Corp. (The) *	400	19,452
RadNet, Inc. *	2,500	18,500
Select Medical Holdings Corp. *	2,344	31,644
Surgical Care Affiliates, Inc. *	1,146	55,879
US Physical Therapy, Inc.	280	17,556

		694,939

Health Care Technology - 0.4%
Evolent Health, Inc. *	436	10,734
HealthStream, Inc. *	397	10,957
HMS Holdings Corp. *	1,510	33,477
Medidata Solutions, Inc. *	471	26,263
Omnicell, Inc. *	1,035	39,641
Vocera Communications, Inc. *	901	15,227

		136,299

Hotels, Restaurants & Leisure - 2.9%
BJ’s Restaurants, Inc. *	600	21,330
Boyd Gaming Corp. *	617	12,204

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.9% (continued)
Buffalo Wild Wings, Inc. *	243	$34,200
Carrols Restaurant Group, Inc. *	1,505	19,881
Cheesecake Factory, Inc. (The)	662	33,140
Churchill Downs, Inc.	372	54,442
Chuy’s Holdings, Inc. *	1,281	35,791
ClubCorp Holdings, Inc.	1,646	23,818
Cracker Barrel Old Country Store, Inc. (a)	949	125,477
Dave & Buster’s Entertainment, Inc. *	1,370	53,677
Denny’s Corp. *	2,000	21,380
DineEquity, Inc.	299	23,678
Eldorado Resorts, Inc. *	4,258	59,867
Golden Entertainment, Inc.	1,209	15,076
Jack in the Box, Inc.	1,015	97,379
Kona Grill, Inc. *	1,191	14,971
Marriott Vacations Worldwide Corp.	710	52,057
Papa John’s International, Inc.	932	73,488
Penn National Gaming, Inc. *	999	13,556
Planet Fitness, Inc. *	484	9,714
Popeyes Louisiana Kitchen, Inc. *	873	46,391
Red Robin Gourmet Burgers, Inc. *	219	9,842
Ruth’s Hospitality Group, Inc.	972	13,725
Sonic Corp.	1,127	29,505
Texas Roadhouse, Inc.	2,000	78,060
Zoe’s Kitchen, Inc. *(a)	509	11,295

		983,944

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	576	13,392
Cavco Industries, Inc. *	228	22,583
Helen of Troy Ltd. *	1,094	94,270
Hooker Furniture Corp.	465	11,388
Installed Building Products, Inc. *	1,874	67,220
La-Z-Boy, Inc.	430	10,561
LGI Homes, Inc. *(a)	2,476	91,216
NACCO Industries, Inc., Class A	210	14,272
TopBuild Corp. *	807	26,792
Universal Electronics, Inc. *	400	29,784
ZAGG, Inc. *	1,866	15,115

		396,593

Household Products - 0.5%
Central Garden & Pet Co., Class A *	2,551	63,265
Orchids Paper Products Co.	391	10,647
WD-40 Co.	734	82,523

		156,435

Insurance - 2.7%
American Equity Investment Life Holding Co.	641	11,365
AMERISAFE, Inc.	907	53,313
Argo Group International Holdings Ltd.	1,756	99,074
CNO Financial Group, Inc.	725	11,071
Enstar Group Ltd. *	626	102,958
FBL Financial Group, Inc., Class A	241	15,417
Federated National Holding Co.	2,074	38,763
James River Group Holdings Ltd.	2,244	81,233
Maiden Holdings Ltd.	1,054	13,375
National General Holdings Corp.	1,414	31,447
Navigators Group, Inc. (The)	383	37,120
Primerica, Inc. (a)	641	33,992

INVESTMENTS	SHARES	VALUE
Insurance - 2.7% (continued)
RLI Corp.	3,035	$207,473
Selective Insurance Group, Inc.	415	16,542
Trupanion, Inc. *(a)	1,445	24,421
United Fire Group, Inc.	1,284	54,339
United Insurance Holdings Corp.	2,600	44,148
Universal Insurance Holdings, Inc.	1,100	27,720

		903,771

Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A *	3,613	33,131
FTD Cos., Inc. *	500	10,285
Liberty TripAdvisor Holdings, Inc., Class A *	526	11,493
Nutrisystem, Inc.	1,800	53,442
Overstock.com, Inc. *	822	12,593
Wayfair, Inc., Class A *(a)	2,778	109,370

		230,314

Internet Software & Services - 3.3%
2U, Inc. *	2,833	108,476
Alarm.com Holdings, Inc. *(a)	1,654	47,734
Benefitfocus, Inc. *	344	13,733
Brightcove, Inc. *	762	9,944
Cimpress NV (Netherlands) *	852	86,205
comScore, Inc. *	429	13,153
Cornerstone OnDemand, Inc. *	1,364	62,676
EarthLink Holdings Corp.	3,871	24,000
Five9, Inc. *	5,274	82,696
GrubHub, Inc. *	518	22,269
GTT Communications, Inc. *	1,035	24,354
Intralinks Holdings, Inc. *	1,674	16,840
j2 Global, Inc.	1,431	95,319
LogMeIn, Inc.	1,151	104,039
MeetMe, Inc. *	5,647	35,011
MINDBODY, Inc. *(a)	1,883	37,020
NIC, Inc.	611	14,359
Q2 Holdings, Inc. *	1,367	39,178
Quotient Technology, Inc. *	1,196	15,919
Shutterstock, Inc. *	402	25,607
SPS Commerce, Inc. *	593	43,532
Stamps.com, Inc. *	678	64,078
TrueCar, Inc. *	1,696	16,010
WebMD Health Corp. *	1,168	58,050
Xactly Corp. *	2,301	33,871

		1,094,073

IT Services - 1.7%
Acxiom Corp. *	580	15,457
Blackhawk Network Holdings, Inc. *	2,603	78,532
CACI International, Inc., Class A *	241	24,317
Cardtronics plc *	701	31,265
Convergys Corp.	644	19,590
CSG Systems International, Inc.	958	39,594
EPAM Systems, Inc. *	1,851	128,293
ExlService Holdings, Inc. *	709	35,336
Hackett Group, Inc. (The)	955	15,777
MAXIMUS, Inc.	1,347	76,186
Perficient, Inc. *	546	11,002
PFSweb, Inc. *	1,190	10,627
Planet Payment, Inc. *	4,077	15,126

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 1.7% (continued)
Science Applications International Corp.	573	$39,749
ServiceSource International, Inc. *	3,635	17,739
Sykes Enterprises, Inc. *	541	15,218
Virtusa Corp. *	479	11,822

		585,630

Leisure Products - 0.4%
Nautilus, Inc. *	1,157	26,287
Smith & Wesson Holding Corp. *(a)	3,307	87,933
Sturm Ruger & Co., Inc.	583	33,674

		147,894

Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. *	1,539	41,953
Cambrex Corp. *	1,200	53,352
INC Research Holdings, Inc., Class A *	1,874	83,543
NeoGenomics, Inc. *	2,416	19,860
Pacific Biosciences of California, Inc. *	3,390	30,374
PAREXEL International Corp. *	228	15,835
PRA Health Sciences, Inc. *	2,187	123,587

		368,504

Machinery - 2.5%
Alamo Group, Inc.	196	12,914
Albany International Corp., Class A	329	13,943
Astec Industries, Inc.	509	30,474
Briggs & Stratton Corp.	731	13,633
CIRCOR International, Inc.	296	17,630
Douglas Dynamics, Inc.	969	30,950
Energy Recovery, Inc. *(a)	4,304	68,778
EnPro Industries, Inc.	400	22,728
Federal Signal Corp.	2,000	26,520
Global Brass & Copper Holdings, Inc.	3,107	89,761
Hyster-Yale Materials Handling, Inc.	348	20,925
John Bean Technologies Corp.	1,269	89,528
Kadant, Inc.	253	13,184
Lydall, Inc. *	1,067	54,556
Manitowoc Co., Inc. (The)	3,099	14,844
Mueller Industries, Inc.	332	10,763
Mueller Water Products, Inc., Class A	5,126	64,331
NN, Inc.	927	16,918
Proto Labs, Inc. *(a)	223	13,360
RBC Bearings, Inc. *	181	13,843
SPX Corp. *	500	10,070
Standex International Corp.	358	33,248
Supreme Industries, Inc., Class A	2,661	51,357
Tennant Co.	497	32,206
Watts Water Technologies, Inc., Class A	425	27,557
Woodward, Inc.	689	43,049

		837,070

Media - 0.8%
AMC Entertainment Holdings, Inc., Class A	1,870	58,138
Entravision Communications Corp., Class A	2,467	18,823
EW Scripps Co. (The), Class A *	1,235	19,637
Gray Television, Inc. *	2,135	22,119
IMAX Corp. *	891	25,812
MDC Partners, Inc., Class A	944	10,120
New Media Investment Group, Inc.	1,547	23,978

INVESTMENTS	SHARES	VALUE
Media - 0.8% (continued)
Nexstar Broadcasting Group, Inc., Class A (a)	356	$20,545
Sinclair Broadcast Group, Inc., Class A	1,581	45,659
World Wrestling Entertainment, Inc., Class A	1,183	25,198

		270,029

Metals & Mining - 2.1%
AK Steel Holding Corp. *(a)	13,801	66,659
Cliffs Natural Resources, Inc. *	10,885	63,677
Coeur Mining, Inc. *	11,540	136,518
Gold Resource Corp.	2,912	21,607
Hecla Mining Co.	21,631	123,297
Kaiser Aluminum Corp.	1,173	101,453
Olympic Steel, Inc.	1,375	30,387
Ryerson Holding Corp. *	3,147	35,530
Stillwater Mining Co. *	880	11,757
Worthington Industries, Inc.	2,039	97,933

		688,818

Multiline Retail - 0.2%
Big Lots, Inc.	872	41,638
Ollie’s Bargain Outlet Holdings, Inc. *	682	17,875

		59,513

Multi-Utilities - 1.4%
Avista Corp.	3,301	137,949
Black Hills Corp.	2,167	132,664
NorthWestern Corp.	2,792	160,624
Unitil Corp.	962	37,575

		468,812

Oil, Gas & Consumable Fuels - 1.9%
Bill Barrett Corp. *	3,054	16,980
Callon Petroleum Co. *	10,288	161,522
Green Plains, Inc.	616	16,139
Matador Resources Co. *	1,561	37,995
Nordic American Tankers Ltd. (a)	1,290	13,042
Pacific Ethanol, Inc. *	900	6,219
Par Pacific Holdings, Inc. *	908	11,877
PDC Energy, Inc. *	1,807	121,177
REX American Resources Corp. *	300	25,428
RSP Permian, Inc. *	5,241	203,246
Sanchez Energy Corp. *	1,547	13,675
Ship Finance International Ltd. (Norway) (a)	1,000	14,730

		642,030

Paper & Forest Products - 0.2%
Clearwater Paper Corp. *	200	12,934
Louisiana-Pacific Corp. *	2,967	55,869
PH Glatfelter Co.	528	11,447

		80,250

Personal Products - 0.3%
Lifevantage Corp. *(a)	1,319	12,478
Natural Health Trends Corp. (a)	1,142	32,273
Revlon, Inc., Class A *	830	30,527
USANA Health Sciences, Inc. *	300	41,505

		116,783

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 2.0%
Aerie Pharmaceuticals, Inc. *(a)	811	$30,607
Amphastar Pharmaceuticals, Inc. *	1,336	25,344
ANI Pharmaceuticals, Inc. *	400	26,540
Catalent, Inc. *	844	21,809
Corcept Therapeutics, Inc. *	2,685	17,453
Dermira, Inc. *	1,724	58,306
Heska Corp. *	1,128	61,397
Impax Laboratories, Inc. *	1,600	37,920
Intra-Cellular Therapies, Inc. *	1,989	30,312
Medicines Co. (The) *	1,884	71,102
Nektar Therapeutics *	3,040	52,227
Omeros Corp. *	1,286	14,352
Phibro Animal Health Corp., Class A	796	21,635
Prestige Brands Holdings, Inc. *	1,126	54,352
Sucampo Pharmaceuticals, Inc., Class A *	868	10,685
Supernus Pharmaceuticals, Inc. *	2,382	58,907
Teligent, Inc. *(a)	3,732	28,363
TherapeuticsMD, Inc. *(a)	6,294	42,862

		664,173

Professional Services - 0.7%
CEB, Inc.	456	24,838
Exponent, Inc.	576	29,411
Huron Consulting Group, Inc. *	402	24,023
Insperity, Inc.	534	38,790
Kforce, Inc.	539	11,044
Korn/Ferry International	1,020	21,420
Mistras Group, Inc. *	764	17,931
On Assignment, Inc. *	635	23,044
WageWorks, Inc. *	615	37,460

		227,961

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,079	29,877
Kennedy-Wilson Holdings, Inc.	1,600	36,080
Marcus & Millichap, Inc. *	1,193	31,197
RE/MAX Holdings, Inc., Class A	998	43,692

		140,846

Road & Rail - 0.6%
ArcBest Corp.	599	11,393
Covenant Transportation Group, Inc., Class A *	1,000	19,330
Heartland Express, Inc.	2,500	47,200
Knight Transportation, Inc.	1,521	43,638
Marten Transport Ltd.	800	16,800
Saia, Inc. *	643	19,264
Werner Enterprises, Inc.	1,200	27,924

		185,549

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. *	1,704	80,633
Advanced Micro Devices, Inc. *	43,013	297,220
Alpha & Omega Semiconductor Ltd. *	2,021	43,896
Ambarella, Inc. *	251	18,476
Amkor Technology, Inc. *	4,396	42,729
Axcelis Technologies, Inc. *	1,752	23,267
Cabot Microelectronics Corp.	300	15,873
Cavium, Inc. *	609	35,444

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.1% (continued)
CEVA, Inc. *	450	$15,781
Cirrus Logic, Inc. *	2,965	157,590
Diodes, Inc. *	696	14,853
Entegris, Inc. *	1,000	17,420
Inphi Corp. *	2,178	94,765
Integrated Device Technology, Inc. *	3,043	70,293
MACOM Technology Solutions Holdings, Inc. *	1,968	83,325
MaxLinear, Inc., Class A *	5,061	102,586
Microsemi Corp. *	1,605	67,378
MKS Instruments, Inc.	908	45,155
Monolithic Power Systems, Inc.	2,229	179,434
Nanometrics, Inc. *	818	18,274
NeoPhotonics Corp. *	2,298	37,549
Photronics, Inc. *	1,352	13,939
Power Integrations, Inc.	424	26,725
Rambus, Inc. *	3,205	40,063
Rudolph Technologies, Inc. *	786	13,944
Semtech Corp. *	662	18,357
Sigma Designs, Inc. *	1,966	15,315
Synaptics, Inc. *	513	30,052
Tessera Technologies, Inc.	1,800	69,192
Xcerra Corp. *	1,800	10,908

		1,700,436

Software - 4.9%
8x8, Inc. *	4,163	64,235
ACI Worldwide, Inc. *	1,294	25,078
Aspen Technology, Inc. *	1,283	60,032
Blackbaud, Inc.	923	61,232
BroadSoft, Inc. *	1,139	53,020
Callidus Software, Inc. *	2,014	36,957
CommVault Systems, Inc. *	357	18,967
Ebix, Inc. (a)	1,032	58,669
Ellie Mae, Inc. *	1,709	179,958
Fair Isaac Corp.	880	109,639
Gigamon, Inc. *	1,442	79,022
Glu Mobile, Inc. *(a)	5,554	12,441
HubSpot, Inc. *	891	51,339
Imperva, Inc. *	450	24,170
Mentor Graphics Corp.	559	14,780
MicroStrategy, Inc., Class A *	200	33,488
Monotype Imaging Holdings, Inc.	488	10,790
Paycom Software, Inc. *	2,824	141,567
Paylocity Holding Corp. *	1,556	69,180
Proofpoint, Inc. *(a)	1,172	87,724
Qualys, Inc. *	787	30,056
RealPage, Inc. *	640	16,448
RingCentral, Inc., Class A *	2,161	51,129
Rubicon Project, Inc. (The) *	1,493	12,362
Silver Spring Networks, Inc. *	1,029	14,591
Synchronoss Technologies, Inc. *	968	39,862
Take-Two Interactive Software, Inc. *	2,568	115,765
TiVo Corp. *	1,667	32,473
VASCO Data Security International, Inc. *	1,100	19,371
Verint Systems, Inc. *	900	33,867
VirnetX Holding Corp. *(a)	80	245
Zendesk, Inc. *	3,225	99,040

		1,657,497

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	3,224	$57,581
Barnes & Noble, Inc.	1,300	14,690
Build-A-Bear Workshop, Inc. *	1,000	10,360
Caleres, Inc.	931	23,545
Cato Corp. (The), Class A	400	13,156
Children’s Place, Inc. (The)	498	39,775
Citi Trends, Inc.	600	11,958
Express, Inc. *	1,640	19,336
Five Below, Inc. *	1,160	46,736
Group 1 Automotive, Inc.	200	12,776
Kirkland’s, Inc. *	900	10,962
Lithia Motors, Inc., Class A	602	57,503
MarineMax, Inc. *	669	14,016
Monro Muffler Brake, Inc.	625	38,231
Select Comfort Corp. *	1,283	27,713
Sportsman’s Warehouse Holdings, Inc. *	2,531	26,626
Stein Mart, Inc.	1,340	8,509
Tile Shop Holdings, Inc. *	1,151	19,049

		452,522

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. *	780	14,001
Cray, Inc. *	1,006	23,681
Electronics For Imaging, Inc. *	983	48,088
Immersion Corp. *	1,473	12,020
Super Micro Computer, Inc. *	1,027	24,001

		121,791

Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,156	65,591
G-III Apparel Group Ltd. *	878	25,594
Steven Madden Ltd. *	651	22,499

		113,684

Thrifts & Mortgage Finance - 2.4%
Beneficial Bancorp, Inc.	1,856	27,302
BofI Holding, Inc. *(a)	4,680	104,832
Capitol Federal Financial, Inc.	4,102	57,715
Essent Group Ltd. *	1,630	43,374
First Defiance Financial Corp.	725	32,364
HomeStreet, Inc. *	1,444	36,187
Kearny Financial Corp.	3,143	42,776
LendingTree, Inc. *	622	60,278
Meridian Bancorp, Inc.	1,087	16,924
Meta Financial Group, Inc.	1,311	79,460
Northwest Bancshares, Inc. (a)	7,532	118,328
Oritani Financial Corp.	2,501	39,316
PennyMac Financial Services, Inc., Class A *	835	14,203
Walker & Dunlop, Inc. *	980	24,755
Washington Federal, Inc.	2,194	58,536
Waterstone Financial, Inc.	2,000	33,980

		790,330

Tobacco - 0.4%
Universal Corp.	323	18,805
Vector Group Ltd. (a)	4,768	102,656

		121,461

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	1,474	$29,273
Beacon Roofing Supply, Inc. *	1,573	66,176
H&E Equipment Services, Inc.	878	14,715
MRC Global, Inc. *	3,462	56,881
NOW, Inc. *	553	11,851

		178,896

Water Utilities - 0.4%
American States Water Co.	700	28,035
Artesian Resources Corp., Class A	590	16,839
Connecticut Water Service, Inc.	635	31,579
Middlesex Water Co.	1,085	38,235
York Water Co. (The)	352	10,440

		125,128

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	1,931	19,851
Shenandoah Telecommunications Co.	3,344	90,990

		110,841

TOTAL COMMON STOCKS (cost $28,554,583)		32,496,208

EXCHANGE TRADED FUND - 2.3%
iShares Russell 2000 Fund
(cost $650,050)	6,085	755,818

SHORT-TERM INVESTMENT - 1.5%

INVESTMENT COMPANY - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $504,720) (2)(c)	504,720	504,720

SECURITIES LENDING COLLATERAL - 5.7%

Money Market Funds - 5.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury & Agency Cash Management, 0.21%
(cost $1,927,915) (2)(c)(d)	1,927,915	1,927,915

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.4% (cost $31,637,268)		35,684,661

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4%)		(2,135,957)

NET ASSETS - 100.0%		33,548,704

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM SMALL CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,563,590	10.7%
Consumer Staples	1,529,184	4.6
Energy	939,345	2.8
Exchange Traded Fund	755,818	2.3
Financials	4,343,030	12.9
Health Care	4,197,009	12.5
Industrials	3,427,325	10.2
Information Technology	6,974,472	20.8
Materials	1,359,214	4.1
Real Estate	3,240,839	9.6
Telecommunication Services	482,975	1.4
Utilities	2,439,225	7.3
Short-Term Investment	504,720	1.5
Securities Lending Collateral	1,927,915	5.7

Total Investments In Securities At Value	35,684,661	106.4
Liabilities in Excess of Other Assets	(2,135,957)	(6.4)

Net Assets	$33,548,704	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $1,879,581.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Australia - 6.0%
AGL Energy Ltd.	13,172	$192,842
Amcor Ltd.	28,362	330,341
Aristocrat Leisure Ltd.	10,915	132,802
Australia & New Zealand Banking Group Ltd.	2,199	46,842
Brambles Ltd.	11,872	109,431
Caltex Australia Ltd.	5,724	151,335
Commonwealth Bank of Australia	525	29,276
Crown Resorts Ltd.	11,649	117,508
CSL Ltd.	7,546	620,512
Dexus Property Group, REIT	14,878	104,571
Domino’s Pizza Enterprises Ltd.	1,617	87,612
Fortescue Metals Group Ltd.	68,035	260,409
GPT Group (The), REIT	27,005	105,159
Insurance Australia Group Ltd.	28,183	118,692
Medibank Pvt Ltd.	45,386	86,460
Newcrest Mining Ltd.	14,604	246,518
Qantas Airways Ltd.	35,049	84,181
Ramsay Health Care Ltd.	11,496	699,517
Scentre Group, REIT	186,313	672,625
South32 Ltd.	55,031	102,535
Suncorp Group Ltd.	11,005	102,670
Telstra Corp. Ltd.	92,756	369,829
Treasury Wine Estates Ltd.	60,427	512,825
Vocus Communications Ltd.	8,441	40,482
Westfield Corp., REIT	11,400	85,301

		5,410,275

Austria - 0.3%
ANDRITZ AG	2,003	108,997
OMV AG	6,031	173,645

		282,642

Belgium - 2.8%
Ageas	9,048	330,826
Anheuser-Busch InBev SA/NV	11,786	1,549,952
Colruyt SA	2,357	130,897
Proximus SADP	5,258	157,298
UCB SA	4,323	334,625
Umicore SA	877	55,066

		2,558,664

Canada - 14.8%
Agnico Eagle Mines Ltd. (1)	7,349	397,433
Alimentation Couche-Tard, Inc., Class B (1)	12,079	585,375
Bank of Montreal (1)	8,247	540,413
Bank of Nova Scotia (The) (1)	12,262	649,761
Barrick Gold Corp. (1)	22,804	403,778
BCE, Inc. (1)	19,726	911,009
Canadian Imperial Bank of Commerce (1)	4,833	374,756
Canadian National Railway Co. (1)	2,757	180,221
Canadian Natural Resources Ltd. (1)	16,600	530,664
Canadian Tire Corp. Ltd., Class A (1)	1,212	121,371
CCL Industries, Inc., Class B (1)	1,450	279,191
CGI Group, Inc., Class A (1)*	6,619	315,272
CI Financial Corp. (1)	8,112	155,630
Constellation Software, Inc. (1)	536	241,626
Crescent Point Energy Corp. (1)	3,762	49,608
Dollarama, Inc. (1)	5,199	405,910

INVESTMENTS	SHARES	VALUE
Canada - 14.8% (continued)
Encana Corp., Class R (1)	9,822	$102,641
Fairfax Financial Holdings Ltd. (1)	101	59,180
First Quantum Minerals Ltd. (1)	13,243	109,622
Fortis, Inc. (1)	7,316	235,270
Franco-Nevada Corp. (1)	5,659	395,369
George Weston Ltd. (1)	453	37,788
Gildan Activewear, Inc. (1)	7,380	206,108
Goldcorp, Inc. (1)	1,669	27,542
Imperial Oil Ltd. (1)	4,286	134,073
Jean Coutu Group PJC, Inc. (The), Class A (1)	3,300	50,634
Keyera Corp. (1)	5,174	167,294
Kinross Gold Corp. (1)*	37,264	157,071
Loblaw Cos. Ltd. (1)	2,479	127,545
Metro, Inc. (1)	11,839	388,662
Onex Corp. (1)	1,692	108,965
Open Text Corp. (1)	1,226	79,413
Restaurant Brands International, Inc. (1)	5,059	225,581
Rogers Communications, Inc., Class B (1)	11,564	490,607
Royal Bank of Canada (1)	8,139	504,116
Saputo, Inc. (1)	3,451	119,922
Seven Generations Energy Ltd., Class A (1)*	11,366	273,591
Silver Wheaton Corp. (1)	10,615	286,745
Sun Life Financial, Inc. (1)	7,180	233,633
Suncor Energy, Inc. (1)	17,565	487,608
Teck Resources Ltd., Class B (1)	16,959	305,713
Toronto-Dominion Bank (The) (1)	23,928	1,062,210
TransCanada Corp. (1)	14,764	701,204
Yamana Gold, Inc. (1)	7,836	33,746

		13,253,871

Denmark - 2.7%
Chr Hansen Holding A/S	2,097	124,907
Coloplast A/S, Class B	5,113	397,645
Danske Bank A/S	2,517	73,637
Genmab A/S *	1,353	231,570
ISS A/S	1,764	73,302
Novo Nordisk A/S, Class B	7,300	304,255
Pandora A/S	3,615	437,848
Tryg A/S	11,965	240,410
Vestas Wind Systems A/S	5,029	415,413
William Demant Holding A/S *	3,965	80,915

		2,379,902

Finland - 1.2%
Kone OYJ, Class B	4,708	239,011
Neste OYJ	9,546	407,194
Nokia OYJ	20,191	117,034
Nokian Renkaat OYJ	1,449	52,831
Sampo OYJ, Class A	6,585	292,555

		1,108,625

France - 5.0%
Accor SA	917	36,386
Airbus Group SE	10,257	622,099
AXA SA	6,712	142,712
Capgemini SA	1,863	182,655
Dassault Systemes	2,145	186,209
Essilor International SA	726	93,651
Hermes International	304	123,762

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 5.0% (continued)
Iliad SA	718	$150,735
JCDecaux SA	894	28,907
L’Oreal SA	1,023	193,357
LVMH Moet Hennessy Louis Vuitton SE	1,666	284,071
Orange SA	18,570	290,946
Peugeot SA *	2,366	36,131
Renault SA	555	45,659
Safran SA	2,841	204,331
Sanofi	811	61,758
SFR Group SA	3,252	95,789
TOTAL SA	10,152	482,835
Unibail-Rodamco SE, REIT	3,272	882,239
Valeo SA	5,598	326,748

		4,470,980

Germany - 7.7%
adidas AG	4,640	807,010
Beiersdorf AG	2,178	205,588
Brenntag AG	1,417	77,437
Continental AG	1,279	269,487
Fresenius Medical Care AG & Co. KGaA	4,229	369,978
GEA Group AG	2,774	154,226
Hannover Rueck SE	3,192	342,168
Infineon Technologies AG	26,622	474,711
MAN SE	932	98,301
Merck KGaA	2,173	234,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	49,306
OSRAM Licht AG	1,230	72,258
ProSiebenSat.1 Media SE	4,809	206,187
SAP SE	18,381	1,680,986
Siemens AG	10,247	1,201,567
Symrise AG	928	68,055
United Internet AG	3,833	169,752
Vonovia SE	7,871	298,383
Zalando SE *(a)	3,246	135,622

		6,915,412

Hong Kong - 2.4%
AIA Group Ltd.	63,800	429,039
BOC Hong Kong Holdings Ltd.	89,500	304,515
Cathay Pacific Airways Ltd.	44,000	61,509
Cheung Kong Property Holdings Ltd.	7,000	51,491
CK Hutchison Holdings Ltd.	7,000	89,476
CLP Holdings Ltd.	26,000	269,283
Henderson Land Development Co. Ltd.	18,150	108,297
Hong Kong Exchanges and Clearing Ltd.	3,200	84,689
Link REIT	19,500	143,951
MTR Corp. Ltd.	19,500	107,757
PCCW Ltd.	75,000	46,194
Power Assets Holdings Ltd.	4,000	39,143
Sun Hung Kai Properties Ltd.	4,000	60,811
Techtronic Industries Co. Ltd.	14,000	54,842
WH Group Ltd. (a)	152,500	123,257
Wharf Holdings Ltd. (The)	16,000	117,385
Wheelock & Co. Ltd.	9,000	53,458

		2,145,097

INVESTMENTS	SHARES	VALUE
Ireland - 0.1%
Experian plc	5,258	$105,044

Italy - 1.4%
Atlantia SpA	3,173	80,586
Enel SpA	9,323	41,550
Eni SpA	36,371	524,117
Leonardo-Finmeccanica SpA *	9,430	106,886
Luxottica Group SpA	5,789	276,501
Prysmian SpA	2,292	60,017
Snam SpA	36,381	201,728

		1,291,385

Japan - 14.8%
Acom Co. Ltd. *	24,800	116,920
Aisin Seiki Co. Ltd.	1,800	82,465
Ajinomoto Co., Inc.	5,800	129,319
Alfresa Holdings Corp.	3,400	71,993
Calbee, Inc.	1,800	68,199
CYBERDYNE, Inc. *	1,800	28,191
Daicel Corp.	3,400	42,966
Daiichi Sankyo Co. Ltd.	8,500	204,242
Daikin Industries Ltd.	2,300	214,626
Daito Trust Construction Co. Ltd.	1,100	175,934
Daiwa House Industry Co. Ltd.	10,400	285,425
Dentsu, Inc.	1,000	50,898
FamilyMart Co. Ltd.	800	53,405
FUJIFILM Holdings Corp.	2,000	74,086
Hoshizaki Electric Co. Ltd.	1,200	109,507
Hoya Corp.	2,200	88,501
Idemitsu Kosan Co. Ltd.	10,100	209,112
Iida Group Holdings Co. Ltd.	6,600	132,810
Japan Airport Terminal Co. Ltd.	2,000	76,477
Japan Prime Realty Investment Corp., REIT	9	40,634
Japan Real Estate Investment Corp., REIT	19	113,618
Japan Retail Fund Investment Corp., REIT	35	86,323
Japan Tobacco, Inc.	6,700	274,266
JX Holdings, Inc.	23,300	94,308
Kajima Corp.	13,000	90,972
Kakaku.com, Inc.	2,500	45,270
Kaneka Corp.	4,000	31,670
Kao Corp.	5,100	288,344
KDDI Corp.	26,100	808,631
Keihan Holdings Co. Ltd.	13,000	90,923
Keisei Electric Railway Co. Ltd.	4,000	100,009
Keyence Corp.	400	293,076
Kikkoman Corp.	4,000	128,107
Kintetsu Group Holdings Co. Ltd.	9,000	37,773
Koito Manufacturing Co. Ltd.	5,000	243,348
Konami Holdings Corp.	2,600	100,465
Kose Corp.	1,000	102,397
Kyowa Hakko Kirin Co. Ltd.	1,600	25,272
M3, Inc.	5,800	198,537
Mabuchi Motor Co. Ltd.	900	49,942
Marui Group Co. Ltd.	3,700	48,876
MEIJI Holdings Co. Ltd.	3,700	367,375
Mitsubishi Tanabe Pharma Corp.	1,900	40,695
Mitsui Chemicals, Inc.	10,000	47,568
Mixi, Inc.	1,700	61,592
Nexon Co. Ltd.	6,800	106,818

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 14.8% (continued)
Nidec Corp.	300	$27,730
Nippon Building Fund, Inc., REIT	14	88,702
Nippon Telegraph & Telephone Corp.	18,700	855,263
Nisshin Seifun Group, Inc.	7,000	106,698
Nitori Holdings Co. Ltd.	2,700	323,656
Nomura Real Estate Master Fund, Inc., REIT	66	110,079
Nomura Research Institute Ltd.	1,500	51,771
NTT Data Corp.	3,200	159,822
NTT DOCOMO, Inc.	22,100	561,407
Obayashi Corp.	18,300	181,514
Obic Co. Ltd.	1,600	85,198
Olympus Corp.	900	31,429
Ono Pharmaceutical Co. Ltd.	8,400	234,532
Oriental Land Co. Ltd.	3,200	194,873
Otsuka Corp.	1,200	56,996
Otsuka Holdings Co. Ltd.	5,500	250,705
Park24 Co. Ltd.	4,600	149,606
Rinnai Corp.	800	74,475
Ryohin Keikaku Co. Ltd.	500	100,979
Santen Pharmaceutical Co. Ltd.	4,000	59,066
Secom Co. Ltd.	2,900	216,556
Seiko Epson Corp.	1,500	28,883
Sekisui House Ltd.	9,200	156,737
Shimadzu Corp.	5,000	76,308
Shimamura Co. Ltd.	300	36,522
Shimano, Inc.	1,300	193,081
Shimizu Corp.	12,000	107,250
Shin-Etsu Chemical Co. Ltd.	700	48,841
Shionogi & Co. Ltd.	7,500	384,251
Shiseido Co. Ltd.	3,600	95,349
Sohgo Security Services Co. Ltd.	3,800	204,223
Sony Corp.	2,900	96,079
Suntory Beverage & Food Ltd.	1,000	43,238
Suruga Bank Ltd.	3,000	71,909
Suzuken Co. Ltd.	1,200	39,625
Sysmex Corp.	3,300	244,838
Taisei Corp.	11,000	82,525
Taiyo Nippon Sanso Corp.	5,900	61,560
Teijin Ltd.	1,800	34,920
Terumo Corp.	5,600	215,407
Toho Gas Co. Ltd.	12,000	112,370
Tohoku Electric Power Co., Inc.	1,900	24,778
Tokyo Electron Ltd.	1,900	167,930
Tokyu Corp.	4,000	30,513
Toray Industries, Inc.	5,000	48,697
TOTO Ltd.	3,500	132,325
Trend Micro, Inc.	2,500	87,213
USS Co. Ltd.	4,900	82,930
Yamaha Corp.	6,000	194,228
Yamato Holdings Co. Ltd.	2,100	48,950
Yamazaki Baking Co. Ltd.	2,000	49,178

		13,253,600

Mexico - 0.2%
Fresnillo plc	7,951	186,563

Netherlands - 4.4%
ASML Holding NV	4,486	491,625
Heineken NV	7,348	645,898

INVESTMENTS	SHARES	VALUE

Netherlands - 4.4% (continued)
Koninklijke Ahold NV *	16,036	$365,235
Koninklijke KPN NV	50,357	167,072
NN Group NV	2,604	79,944
Randstad Holding NV	1,696	77,121
Royal Dutch Shell plc, Class B	73,715	1,911,113
Wolters Kluwer NV	5,675	242,613

		3,980,621

Norway - 0.5%
Golar LNG Ltd. (3)(b)	70	1,489
Marine Harvest ASA *	7,632	136,903
Statoil ASA	19,255	323,259

		461,651

Portugal - 0.3%
EDP - Energias de Portugal SA	18,666	62,643
Galp Energia SGPS SA	14,388	196,568

		259,211

Singapore - 0.3%
ComfortDelGro Corp. Ltd.	16,200	33,509
DBS Group Holdings Ltd.	2,900	32,906
Singapore Telecommunications Ltd.	65,000	190,118

		256,533

Spain - 2.9%
Abertis Infraestructuras SA	2,615	40,740
Aena SA (a)	716	105,689
Amadeus IT Group SA, Class A	9,319	465,139
Ferrovial SA	17,060	363,255
Gas Natural SDG SA	4,011	82,458
Grifols SA	3,053	65,808
Iberdrola SA	69,882	475,156
Industria de Diseno Textil SA	23,937	887,534
Red Electrica Corp. SA	3,624	78,193

		2,563,972

Sweden - 2.4%
Assa Abloy AB, Class B	17,134	347,951
Boliden AB	10,436	245,295
Electrolux AB, Series B	2,915	73,012
Hennes & Mauritz AB, Class B	3,205	90,463
ICA Gruppen AB	3,756	124,073
Kinnevik AB, Class B *	2,239	57,103
Lundin Petroleum AB *	10,480	191,826
Sandvik AB	13,074	143,862
Skanska AB, Class B	15,522	362,636
Svenska Cellulosa AB SCA, Class B	9,728	288,736
Svenska Handelsbanken AB, Class A	9,726	133,694
Volvo AB, Class B	7,103	81,101

		2,139,752

Switzerland - 7.1%
ABB Ltd. *	21,468	483,845
Actelion Ltd. *	2,690	466,807
Chocoladefabriken Lindt & Spruengli AG	55	318,074
Coca-Cola HBC AG *	2,201	51,133
EMS-Chemie Holding AG	460	247,253
Galenica AG	183	194,606

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 7.1% (continued)
Geberit AG	365	$159,994
Givaudan SA	360	733,939
Glencore plc *	59,487	162,886
Kuehne + Nagel International AG	815	118,441
Lonza Group AG *	808	154,650
Nestle SA	25,690	2,028,587
Partners Group Holding AG	1,371	692,678
Schindler Holding AG	370	69,480
Sika AG	15	73,082
Swiss Re AG	4,107	370,938
Swisscom AG	70	33,297

		6,359,690

United Kingdom - 19.0%
3i Group plc	5,219	44,004
Admiral Group plc	1,037	27,523
Anglo American plc *	5,017	62,566
Ashtead Group plc	4,765	78,310
Associated British Foods plc	11,141	375,394
AstraZeneca plc	9,974	645,835
Auto Trader Group plc (a)	29,518	155,175
BAE Systems plc	37,113	252,119
Barclays plc	24,559	53,244
Barratt Developments plc	7,602	48,668
BP plc	157,027	915,269
British American Tobacco plc	28,247	1,801,483
BT Group plc	107,206	539,388
Bunzl plc	6,811	200,846
Capita plc	4,384	37,977
Compass Group plc	28,409	550,187
Diageo plc	1,887	54,050
Direct Line Insurance Group plc	42,210	199,389
Dixons Carphone plc	18,897	90,261
GlaxoSmithKline plc	38,774	825,830
HSBC Holdings plc	10,509	78,994
Imperial Brands plc	19,296	993,177
Inmarsat plc	6,370	58,071
International Consolidated Airlines Group SA	15,406	79,935
Intertek Group plc	3,758	169,651
ITV plc	79,090	191,850
Kingfisher plc	13,199	64,399
Legal & General Group plc	45,149	127,953
Marks & Spencer Group plc	12,540	53,798
Merlin Entertainments plc (a)	9,248	52,646
National Grid plc	75,296	1,063,393
Next plc	1,489	92,168
Pearson plc	4,138	40,452
Persimmon plc	12,600	296,259
Petrofac Ltd.	4,403	50,963
Prudential plc	20,491	363,237
Randgold Resources Ltd.	2,064	206,862
Reckitt Benckiser Group plc	12,458	1,172,857
RELX NV	51,973	929,630
Sage Group plc (The)	32,325	308,854
Severn Trent plc	5,892	191,183
Smith & Nephew plc	3,009	48,530
SSE plc	1,950	39,596
Taylor Wimpey plc	76,759	153,102
Unilever NV, CVA	51,532	2,374,246

INVESTMENTS	SHARES	VALUE
United Kingdom - 19.0% (continued)
United Utilities Group plc	6,524	$84,739
Vodafone Group plc	255,688	733,294
Whitbread plc	1,309	66,435

		17,043,792

United States - 0.8%
Shire plc	6,046	390,954
Thomson Reuters Corp. (1)	8,753	361,942

		752,896

TOTAL COMMON STOCKS (cost $80,805,576)		87,180,178

SHORT-TERM INVESTMENT - 0.5%

Investment Company - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (cost $419,243) (c)	419,243	419,243

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.6% (cost $81,224,819)		87,599,421

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (d)		2,186,869

NET ASSETS - 100.0%		89,786,290

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,182,075	10.2%
Consumer Staples	16,461,526	18.3
Energy	8,079,714	9.0
Financials	9,174,838	10.2
Health Care	8,339,121	9.3
Industrials	10,582,178	11.8
Information Technology	6,263,879	7.0
Materials	5,818,708	6.5
Real Estate	3,584,385	4.0
Telecommunication Services	6,499,428	7.2
Utilities	3,194,326	3.6
Short-Term Investment	419,243	0.5

Total Investments In Securities At Value	87,599,421	97.6
Other Assets in Excess of Liabilities (d)	2,186,869	2.4

Net Assets	$89,786,290	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $572,389, which represents approximately 0.64% of net assets of the fund.
(b)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $1,489, which represents approximately 0.00% of net assets of the fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA	- Dutch Certification
OYJ	- Public Traded Company
REIT	- Real Estate Investment Trust
SCA	- Limited partnership with share capital
SGPS	- Sociedade Gestora de Participacões Sociais

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
22	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	$1,854,424	$1,877,370	$22,946

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$87,008	$87,008

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 89.8%

Aerospace & Defense - 2.7%
Boeing Co. (The)	59,077	$7,782,804
General Dynamics Corp.	18,991	2,946,644
Huntington Ingalls Industries, Inc.	1,805	276,923
Lockheed Martin Corp.	15,030	3,602,992
Northrop Grumman Corp.	17,894	3,828,421
Raytheon Co.	16,217	2,207,620
Rockwell Collins, Inc.	3,469	292,575
United Technologies Corp.	24,858	2,525,573

		23,463,552

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	21,854	1,539,833
Expeditors International of Washington, Inc.	64,274	3,311,396
FedEx Corp.	4,513	788,331
United Parcel Service, Inc., Class B	50,971	5,574,189

		11,213,749

Airlines - 0.3%
Alaska Air Group, Inc.	21,234	1,398,471
Southwest Airlines Co.	34,385	1,337,233

		2,735,704

Banks - 5.7%
Bank of Hawaii Corp.	22,724	1,650,217
BB&T Corp.	37,331	1,408,125
BOK Financial Corp.	29,063	2,004,475
Commerce Bancshares, Inc.	31,611	1,557,158
Cullen/Frost Bankers, Inc.	11,255	809,685
East West Bancorp, Inc.	48,904	1,795,266
Fifth Third Bancorp	37,592	769,132
First Republic Bank	2,157	166,326
JPMorgan Chase & Co.	28,647	1,907,604
M&T Bank Corp.	50,886	5,907,865
PacWest Bancorp	26,130	1,121,238
People’s United Financial, Inc.	93,869	1,485,007
PNC Financial Services Group, Inc. (The)	43,562	3,924,501
Signature Bank *	4,728	560,032
SunTrust Banks, Inc.	15,300	670,140
SVB Financial Group *	19,443	2,149,229
TCF Financial Corp.	153,165	2,222,424
US Bancorp	249,687	10,709,075
Wells Fargo & Co.	203,678	9,018,862

		49,836,361

Beverages - 3.2%
Brown-Forman Corp., Class B	34,884	1,654,897
Coca-Cola Co. (The)	219,884	9,305,491
Dr. Pepper Snapple Group, Inc.	35,913	3,279,216
Monster Beverage Corp. *	8,803	1,292,369
PepsiCo, Inc.	111,655	12,144,714

		27,676,687

Biotechnology - 0.3%
United Therapeutics Corp. *	20,509	2,421,703

INVESTMENTS	SHARES	VALUE
Capital Markets - 0.7%
Bank of New York Mellon Corp. (The)	19,575	$780,651
CBOE Holdings, Inc.	4,422	286,767
FactSet Research Systems, Inc.	7,520	1,218,992
Franklin Resources, Inc.	46,629	1,658,594
T Rowe Price Group, Inc.	9,808	652,232
Thomson Reuters Corp.	8,739	361,620
Waddell & Reed Financial, Inc., Class A	77,134	1,400,753

		6,359,609

Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,134	922,186
Ecolab, Inc.	26,065	3,172,632
GCP Applied Technologies, Inc. *	12,955	366,886
International Flavors & Fragrances, Inc.	1,127	161,127
NewMarket Corp.	2,460	1,056,127
PPG Industries, Inc.	46,291	4,784,638
Praxair, Inc.	7,705	930,995
Sherwin-Williams Co. (The)	16,075	4,447,309

		15,841,900

Commercial Services & Supplies - 1.8%
Cintas Corp.	4,682	527,193
Clean Harbors, Inc. *	12,491	599,318
Republic Services, Inc.	93,501	4,717,125
Rollins, Inc.	35,221	1,031,271
Stericycle, Inc. *	18,684	1,497,336
Waste Connections, Inc. (Canada)	4,300	321,210
Waste Management, Inc.	111,731	7,123,969

		15,817,422

Communications Equipment - 0.9%
Arista Networks, Inc. *	17,410	1,481,243
Cisco Systems, Inc.	141,972	4,503,352
F5 Networks, Inc. *	12,290	1,531,825
Palo Alto Networks, Inc. *	975	155,347

		7,671,767

Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. *	18,908	977,922
Quanta Services, Inc. *	51,002	1,427,546

		2,405,468

Consumer Finance - 0.8%
American Express Co.	33,931	2,172,941
Capital One Financial Corp.	25,827	1,855,153
Discover Financial Services	35,735	2,020,814
SLM Corp. *	98,499	735,788

		6,784,696

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	218,590

Distributors - 0.2%
Genuine Parts Co.	15,086	1,515,389

Diversified Consumer Services - 0.4%
H&R Block, Inc.	152,281	3,525,305

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	214,076	$8,693,626
Verizon Communications, Inc.	185,020	9,617,340

		18,310,966

Electric Utilities - 4.6%
Alliant Energy Corp.	4,744	181,743
American Electric Power Co., Inc.	105,096	6,748,214
Duke Energy Corp.	53,406	4,274,616
Edison International	17,002	1,228,394
Entergy Corp.	14,372	1,102,764
Eversource Energy	5,106	276,643
Exelon Corp.	40,444	1,346,381
NextEra Energy, Inc.	39,418	4,821,610
OGE Energy Corp.	95,514	3,020,153
PG&E Corp.	45,025	2,754,179
Pinnacle West Capital Corp.	72,555	5,513,454
PPL Corp.	34,422	1,189,968
Southern Co. (The)	94,423	4,843,900
Xcel Energy, Inc.	73,033	3,004,578

		40,306,597

Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,756	464,637
Emerson Electric Co.	8,792	479,252
Rockwell Automation, Inc.	10,199	1,247,746

		2,191,635

Electronic Equipment, Instruments & Components - 0.3%
FLIR Systems, Inc.	42,716	1,342,137
National Instruments Corp.	34,094	968,269

		2,310,406

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	40,612	6,193,736
CVS Health Corp.	32,834	2,921,898
Kroger Co. (The)	29,402	872,651
Sysco Corp.	114,615	5,617,281
Walgreens Boots Alliance, Inc.	21,882	1,764,127
Wal-Mart Stores, Inc.	142,704	10,291,813

		27,661,506

Food Products - 2.7%
Campbell Soup Co.	36,656	2,005,083
Flowers Foods, Inc.	16,899	255,513
General Mills, Inc.	70,732	4,518,360
Hershey Co. (The)	57,299	5,477,784
Hormel Foods Corp.	34,256	1,299,330
Kellogg Co.	11,287	874,404
McCormick & Co., Inc.	36,172	3,614,306
Mead Johnson Nutrition Co.	56,797	4,487,531
Mondelez International, Inc., Class A	10,896	478,335
Tyson Foods, Inc., Class A	2,366	176,669

		23,187,315

Gas Utilities - 0.9%
Atmos Energy Corp.	41,011	3,054,089
UGI Corp.	99,017	4,479,529

		7,533,618

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	24,500	$1,036,105
Align Technology, Inc. *	19,351	1,814,156
Baxter International, Inc.	4,311	205,204
Becton Dickinson and Co.	8,589	1,543,701
CR Bard, Inc.	18,080	4,054,982
Danaher Corp.	37,871	2,968,708
DENTSPLY SIRONA, Inc.	1,908	113,392
DexCom, Inc. *	12,105	1,061,124
Edwards Lifesciences Corp. *	13,258	1,598,385
IDEXX Laboratories, Inc. *	3,584	404,024
Intuitive Surgical, Inc. *	4,403	3,191,427
Medtronic plc	45,754	3,953,146
ResMed, Inc.	41,432	2,684,379
Stryker Corp.	32,696	3,806,141
Varian Medical Systems, Inc. *	14,097	1,403,074
Zimmer Biomet Holdings, Inc.	1,077	140,032

		29,977,980

Health Care Providers & Services - 2.9%
Aetna, Inc.	28,980	3,345,741
AmerisourceBergen Corp.	14,583	1,178,015
Anthem, Inc.	41,051	5,144,101
Cardinal Health, Inc.	39,408	3,062,002
Express Scripts Holding Co. *	1,500	105,795
Henry Schein, Inc. *	18,105	2,950,753
McKesson Corp.	5,902	984,158
UnitedHealth Group, Inc.	61,697	8,637,580

		25,408,145

Health Care Technology - 0.0% (a)
athenahealth, Inc. *	1,051	132,552
Cerner Corp. *	1,797	110,965

		243,517

Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. *	3,543	1,500,460
Darden Restaurants, Inc.	49,546	3,038,161
Domino’s Pizza, Inc.	7,900	1,199,615
McDonald’s Corp.	65,370	7,541,083
Panera Bread Co., Class A *	8,133	1,583,658
Starbucks Corp.	106,789	5,781,556
Yum! Brands, Inc.	74,360	6,752,632

		27,397,165

Household Durables - 0.1%
Garmin Ltd.	17,021	818,880
Tupperware Brands Corp.	7,624	498,381

		1,317,261

Household Products - 3.5%
Church & Dwight Co., Inc.	87,510	4,193,479
Clorox Co. (The)	17,292	2,164,613
Colgate-Palmolive Co.	114,208	8,467,381
Kimberly-Clark Corp.	27,568	3,477,427
Procter & Gamble Co. (The)	139,404	12,511,509

		30,814,409

Industrial Conglomerates - 2.2%
3M Co.	67,632	11,918,787
General Electric Co.	68,722	2,035,546

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Industrial Conglomerates - 2.2% (continued)
Honeywell International, Inc.	47,643	$5,554,697

		19,509,030

Insurance - 9.1%
Aflac, Inc.	18,698	1,343,825
Alleghany Corp. *	5,461	2,867,134
Allied World Assurance Co. Holdings AG	3,826	154,647
Allstate Corp. (The)	154,075	10,658,908
American Financial Group, Inc.	26,731	2,004,825
American National Insurance Co.	930	113,423
AmTrust Financial Services, Inc.	6,465	173,456
Aon plc	33,361	3,752,779
Arch Capital Group Ltd. *	35,822	2,839,252
Arthur J Gallagher & Co.	2,692	136,942
Aspen Insurance Holdings Ltd.	7,554	351,941
Assurant, Inc.	10,450	964,012
Assured Guaranty Ltd.	45,590	1,265,123
Axis Capital Holdings Ltd.	34,907	1,896,497
Chubb Ltd.	49,972	6,278,982
Cincinnati Financial Corp.	8,018	604,718
CNA Financial Corp.	12,957	445,850
Endurance Specialty Holdings Ltd.	4,132	270,439
Erie Indemnity Co., Class A	4,434	452,578
Everest Re Group Ltd.	39,699	7,541,619
FNF Group	41,210	1,521,061
Markel Corp. *	2,809	2,608,915
Marsh & McLennan Cos., Inc.	45,067	3,030,756
Mercury General Corp.	9,147	501,713
ProAssurance Corp.	13,873	728,055
Progressive Corp. (The)	328,769	10,356,223
RenaissanceRe Holdings Ltd.	24,254	2,914,361
Travelers Cos., Inc. (The)	75,072	8,599,498
Validus Holdings Ltd.	25,539	1,272,353
White Mountains Insurance Group Ltd.	1,688	1,401,040
WR Berkley Corp.	44,921	2,594,637

		79,645,562

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. *	4,737	3,966,338
Priceline Group, Inc. (The) *	454	668,056
TripAdvisor, Inc. *	24,523	1,549,363

		6,183,757

Internet Software & Services - 1.2%
Alphabet, Inc., Class A *	9,188	7,387,703
Facebook, Inc., Class A *	23,135	2,967,527

		10,355,230

IT Services - 4.9%
Accenture plc, Class A	47,995	5,863,549
Amdocs Ltd.	43,899	2,539,557
Automatic Data Processing, Inc.	58,112	5,125,478
Cognizant Technology Solutions Corp., Class A *	18,229	869,706
Gartner, Inc. *	10,705	946,857
International Business Machines Corp.	30,490	4,843,337
Jack Henry & Associates, Inc.	19,887	1,701,333
MasterCard, Inc., Class A	78,182	7,956,582
Paychex, Inc.	48,392	2,800,445

INVESTMENTS	SHARES	VALUE
IT Services - 4.9% (continued)
Teradata Corp. *	45,994	$1,425,814
Visa, Inc., Class A	107,589	8,897,610

		42,970,268

Leisure Products - 0.3%
Hasbro, Inc.	13,332	1,057,628
Polaris Industries, Inc.	17,133	1,326,779

		2,384,407

Life Sciences Tools & Services - 0.9%
Bruker Corp.	43,024	974,494
Mettler-Toledo International, Inc. *	9,148	3,840,605
Thermo Fisher Scientific, Inc.	7,310	1,162,728
Waters Corp. *	9,483	1,502,961

		7,480,788

Machinery - 0.2%
Cummins, Inc.	9,380	1,202,047
Fortive Corp.	18,935	963,792

		2,165,839

Media - 0.7%
Comcast Corp., Class A	31,153	2,066,690
Time Warner, Inc.	9,866	785,432
Walt Disney Co. (The)	37,166	3,451,235

		6,303,357

Multiline Retail - 0.7%
Dollar General Corp.	2,882	201,711
Dollar Tree, Inc. *	5,936	468,529
Target Corp.	75,308	5,172,153

		5,842,393

Multi-Utilities - 3.4%
Ameren Corp.	104,675	5,147,916
CenterPoint Energy, Inc.	24,123	560,377
Consolidated Edison, Inc.	56,520	4,255,956
Dominion Resources, Inc.	41,636	3,092,306
DTE Energy Co.	17,646	1,652,901
Public Service Enterprise Group, Inc.	215,330	9,015,867
Sempra Energy	38,003	4,073,542
Vectren Corp.	26,686	1,339,637
WEC Energy Group, Inc.	2,429	145,449

		29,283,951

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	7,315	752,860
ConocoPhillips	6,264	272,296
Exxon Mobil Corp.	41,849	3,652,581

		4,677,737

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	71,110	6,297,502
Nu Skin Enterprises, Inc., Class A	21,472	1,390,956

		7,688,458

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	39,560	2,133,075
Eli Lilly & Co.	56,771	4,556,441
Jazz Pharmaceuticals plc *	784	95,240
Johnson & Johnson	97,703	11,541,655
Merck & Co., Inc.	78,605	4,905,738

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 3.0% (continued)
Pfizer, Inc.	95,618	$3,238,582
Zoetis, Inc.	2,245	116,763

		26,587,494

Professional Services - 0.2%
Equifax, Inc.	3,815	513,423
Robert Half International, Inc.	35,346	1,338,199

		1,851,622

Road & Rail - 0.4%
Landstar System, Inc.	29,452	2,005,092
Union Pacific Corp.	17,526	1,709,311

		3,714,403

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	11,256	725,449
Intel Corp.	81,419	3,073,567
Linear Technology Corp.	91,099	5,401,260
Maxim Integrated Products, Inc.	22,045	880,257
NVIDIA Corp.	44,112	3,022,554
QUALCOMM, Inc.	16,138	1,105,453
Texas Instruments, Inc.	46,659	3,274,529

		17,483,069

Software - 1.8%
Adobe Systems, Inc. *	20,694	2,246,127
ANSYS, Inc. *	3,405	315,337
Intuit, Inc.	44,394	4,883,784
Microsoft Corp.	109,466	6,305,241
Oracle Corp.	45,207	1,775,731

		15,526,220

Specialty Retail - 3.3%
AutoZone, Inc. *	1,858	1,427,576
Bed Bath & Beyond, Inc.	26,933	1,161,082
Dick’s Sporting Goods, Inc.	11,887	674,231
Home Depot, Inc. (The)	60,416	7,774,331
Lowe’s Cos., Inc.	56,776	4,099,795
O’Reilly Automotive, Inc. *	14,951	4,187,924
Ross Stores, Inc.	2,194	141,074
TJX Cos., Inc. (The)	73,255	5,478,009
Tractor Supply Co.	28,093	1,892,063
Ulta Salon Cosmetics & Fragrance, Inc. *	2,099	499,520
Williams-Sonoma, Inc.	37,149	1,897,571

		29,233,176

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	27,726	3,134,424

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	45,508	2,395,996
Ralph Lauren Corp.	1,522	153,935
VF Corp.	2,718	152,344

		2,702,275

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	191,734	2,728,375
TFS Financial Corp.	20,441	364,054

		3,092,429

INVESTMENTS	SHARES	VALUE
Tobacco - 3.6%
Altria Group, Inc.	171,448	$10,840,657
Philip Morris International, Inc.	113,503	11,034,762
Reynolds American, Inc.	197,139	9,295,104

		31,170,523

Trading Companies & Distributors - 0.4%
Fastenal Co.	38,809	1,621,440
WW Grainger, Inc.	10,238	2,301,912

		3,923,352

Water Utilities - 0.8%
American Water Works Co., Inc.	67,884	5,080,438
Aqua America, Inc.	74,335	2,265,731

		7,346,169

TOTAL COMMON STOCKS (cost $707,361,469)		784,404,355

SHORT-TERM INVESTMENT - 9.7%

Investment Company - 9.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (cost $84,487,198) (2)(b)	84,487,198	84,487,198

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.5% (cost $791,848,667)		868,891,553

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (c)		4,423,208

NET ASSETS - 100.0%		873,314,761

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$86,404,486	9.9%
Consumer Staples	148,198,897	17.0
Energy	4,677,737	0.5
Financials	145,718,658	16.7
Health Care	92,119,626	10.5
Industrials	88,991,775	10.2
Information Technology	99,451,385	11.4
Materials	16,060,490	1.8
Telecommunication Services	18,310,966	2.1
Utilities	84,470,335	9.7
Short-Term Investment	84,487,198	9.7

Total Investments In Securities At Value	868,891,553	99.5
Other Assets in Excess of Liabilities (c)	4,423,208	0.5

Net Assets	$873,314,761	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR LARGE CAP DEFENSIVE STYLE FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
741	GSCO	S&P 500 E-Mini Futures	12/2016	$79,488,446	$80,042,820	$554,374

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$2,996,624	$2,996,624

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.4%

Australia - 9.3%
AGL Energy Ltd.	99,826	$1,461,484
Aurizon Holdings Ltd.	65,334	236,224
AusNet Services	94,515	119,129
Australia & New Zealand Banking Group Ltd.	15,115	321,973
Caltex Australia Ltd.	47,742	1,262,240
Coca-Cola Amatil Ltd.	44,821	353,420
Cochlear Ltd.	8,470	918,089
Commonwealth Bank of Australia	2,420	134,947
CSL Ltd.	2,683	220,625
Flight Centre Travel Group Ltd.	22,994	643,707
Harvey Norman Holdings Ltd.	6,317	25,287
Medibank Pvt Ltd.	39,354	74,969
Newcrest Mining Ltd.	22,851	385,728
REA Group Ltd.	2,498	108,651
South32 Ltd.	105,146	195,910
Tabcorp Holdings Ltd.	36,300	139,005
Tatts Group Ltd.	92,466	259,882
Telstra Corp. Ltd.	483,721	1,928,651
TPG Telecom Ltd.	5,439	36,092
Wesfarmers Ltd.	39,834	1,350,418
Westpac Banking Corp.	12,201	277,599
Woolworths Ltd.	102,695	1,838,626

		12,292,656

Austria - 0.1%
OMV AG	3,730	107,394

Belgium - 1.3%
Anheuser-Busch InBev SA/NV	2,115	278,139
Colruyt SA	14,514	806,044
Groupe Bruxelles Lambert SA	618	54,855
Proximus SADP	20,390	609,987
UCB SA	608	47,063

		1,796,088

Canada - 11.2%
Agnico Eagle Mines Ltd. (1)	13,992	756,685
Alimentation Couche-Tard, Inc., Class B (1)	5,454	264,313
Bank of Montreal (1)	8,480	555,681
Bank of Nova Scotia (The) (1)	8,954	474,471
Barrick Gold Corp. (1)	39,663	702,292
BCE, Inc. (1)	41,213	1,903,347
Cameco Corp. (1)	15,350	131,159
Canadian Imperial Bank of Commerce (1)	6,593	511,228
Canadian National Railway Co. (1)	10,709	700,030
Canadian Utilities Ltd., Class A (1)	2,168	61,176
CI Financial Corp. (1)	36,953	708,950
Eldorado Gold Corp. (1)*	17,190	67,610
Empire Co. Ltd., Class A (1)	21,226	316,622
Fairfax Financial Holdings Ltd. (1)	132	77,344
Fortis, Inc. (1)	8,102	260,546
Franco-Nevada Corp. (1)	7,835	547,396
George Weston Ltd. (1)	4,173	348,102
Goldcorp, Inc. (1)	21,923	361,777
Intact Financial Corp. (1)	13,650	986,749
Kinross Gold Corp. (1)*	96,966	408,721
Loblaw Cos. Ltd. (1)	12,680	652,388

INVESTMENTS	SHARES	VALUE
Canada - 11.2% (continued)
Metro, Inc. (1)	9,075	$297,923
Power Financial Corp. (1)	15,418	357,260
Rogers Communications, Inc., Class B (1)	8,139	345,300
Royal Bank of Canada (1)	11,639	720,900
Saputo, Inc. (1)	21,629	751,603
Shaw Communications, Inc., Class B (1)	12,674	259,382
Silver Wheaton Corp. (1)	19,260	520,275
Toronto-Dominion Bank (The) (1)	15,460	686,299
Yamana Gold, Inc. (1)	27,393	117,970

		14,853,499

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	283,000	156,552

Denmark - 2.4%
Coloplast A/S, Class B	18,008	1,400,506
Danske Bank A/S	3,404	99,587
DSV A/S	5,466	272,727
ISS A/S	3,044	126,493
Novo Nordisk A/S, Class B	28,962	1,207,099
Novozymes A/S, Class B	1,119	49,354

		3,155,766

Finland - 0.9%
Kone OYJ, Class B	8,149	413,701
Orion OYJ, Class B	11,226	442,570
Sampo OYJ, Class A	8,074	358,707

		1,214,978

France - 6.2%
Aeroports de Paris	2,096	207,978
BNP Paribas SA	4,427	227,696
Bouygues SA	1,651	54,753
Cie Generale des Etablissements Michelin	2,529	280,049
Danone SA	7,879	585,038
Dassault Systemes	4,699	407,922
Electricite de France SA	8,768	106,726
Engie SA	15,483	240,059
Essilor International SA	289	37,280
Hermes International	1,902	774,326
Iliad SA	1,040	218,334
Imerys SA	2,048	147,921
Lagardere SCA	3,911	99,599
L’Oreal SA	8,340	1,576,340
Pernod Ricard SA	898	106,354
Sanofi	3,386	257,847
SCOR SE	2,005	62,351
Societe BIC SA	4,569	675,524
Societe Generale SA	3,534	122,256
Sodexo SA	4,294	511,501
Suez	2,973	49,130
Thales SA	5,982	550,828
TOTAL SA	14,474	688,392
Vinci SA	3,224	246,889

		8,235,093

Germany - 3.4%
Allianz SE	1,007	149,651
Bayer AG	2,729	274,074
Beiersdorf AG	7,238	683,217

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 3.4% (continued)
Covestro AG (a)	1,095	$64,800
Deutsche Post AG	1,190	37,257
Fresenius Medical Care AG & Co. KGaA	589	51,529
Hannover Rueck SE	529	56,706
HUGO BOSS AG	3,855	213,395
MAN SE	18,018	1,900,410
Merck KGaA	458	49,402
METRO AG	15,705	467,472
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,366	255,122
SAP SE	3,136	286,795
Siemens AG	338	39,634
TUI AG	3,797	53,955

		4,583,419

Hong Kong - 4.6%
BOC Hong Kong Holdings Ltd.	43,500	148,004
CK Hutchison Holdings Ltd.	9,000	115,040
CLP Holdings Ltd.	107,000	1,108,206
Galaxy Entertainment Group Ltd.	79,000	300,416
Hang Seng Bank Ltd.	13,800	247,728
HK Electric Investments & HK Electric Investments Ltd. (a)	501,000	491,187
HKT Trust & HKT Ltd.	116,000	163,121
Hong Kong & China Gas Co. Ltd.	544,104	1,033,144
MTR Corp. Ltd.	212,500	1,174,280
Noble Group Ltd. *	144,900	16,328
Power Assets Holdings Ltd.	74,000	724,140
SJM Holdings Ltd.	484,000	358,677
WH Group Ltd. (a)	83,000	67,084
Yue Yuen Industrial Holdings Ltd.	51,500	212,842

		6,160,197

Italy - 0.5%
Enel SpA	80,776	359,996
Luxottica Group SpA	1,301	62,140
Snam SpA	33,015	183,064

		605,200

Japan - 25.3%
ABC-Mart, Inc.	5,300	360,924
Ajinomoto Co., Inc.	7,100	158,305
Amada Holdings Co. Ltd.	2,000	20,805
ANA Holdings, Inc.	37,000	100,519
Asahi Glass Co. Ltd.	4,000	25,864
Asahi Group Holdings Ltd.	7,500	273,204
Astellas Pharma, Inc.	61,000	952,763
Bandai Namco Holdings, Inc.	20,600	630,527
Benesse Holdings, Inc.	8,800	224,763
Bridgestone Corp.	18,200	670,557
Calbee, Inc.	13,000	492,547
Canon, Inc.	26,200	760,648
Central Japan Railway Co.	900	154,084
Chubu Electric Power Co., Inc.	8,300	120,769
Chugai Pharmaceutical Co. Ltd.	8,400	303,611
Daiichi Sankyo Co. Ltd.	3,400	81,697
East Japan Railway Co.	2,000	180,528
Eisai Co. Ltd.	3,800	237,665
FamilyMart Co. Ltd.	1,400	93,459

INVESTMENTS	SHARES	VALUE
Japan - 25.3% (continued)
FANUC Corp.	1,200	$202,699
Fast Retailing Co. Ltd.	600	193,215
Fuji Heavy Industries Ltd.	6,700	251,381
GungHo Online Entertainment, Inc.	275,600	677,204
Hakuhodo DY Holdings, Inc.	46,500	544,985
Hirose Electric Co. Ltd.	700	92,038
Hisamitsu Pharmaceutical Co., Inc.	13,500	729,673
Hitachi Chemical Co. Ltd.	11,400	261,937
Hitachi Metals Ltd.	27,500	338,311
Hoshizaki Electric Co. Ltd.	5,100	465,405
Hoya Corp.	12,600	506,871
ITOCHU Corp.	5,900	74,278
Japan Airlines Co. Ltd.	32,800	964,172
Japan Airport Terminal Co. Ltd.	500	19,119
Japan Tobacco, Inc.	9,000	368,417
Kajima Corp.	66,000	461,860
Kamigumi Co. Ltd.	58,000	505,990
Kao Corp.	8,400	474,919
KDDI Corp.	21,400	663,015
Kikkoman Corp.	3,000	96,080
Kirin Holdings Co. Ltd.	4,700	78,113
Komatsu Ltd.	7,000	160,574
Konica Minolta, Inc.	18,100	153,276
Kose Corp.	1,500	153,595
Kuraray Co. Ltd.	1,300	19,285
Kurita Water Industries Ltd.	7,300	173,458
Makita Corp.	3,300	235,124
McDonald’s Holdings Co. Japan Ltd.	4,600	135,496
MEIJI Holdings Co. Ltd.	3,400	337,588
Mitsubishi Electric Corp.	14,000	179,434
Mitsubishi Motors Corp.	11,000	51,384
Mitsubishi Tanabe Pharma Corp.	39,700	850,312
Mitsui & Co. Ltd.	5,500	76,224
Mixi, Inc.	3,300	119,562
Mizuho Financial Group, Inc.	7,100	11,967
Murata Manufacturing Co. Ltd.	400	52,213
Nabtesco Corp.	3,200	90,658
Nexon Co. Ltd.	6,700	105,248
NH Foods Ltd.	5,000	120,787
Nidec Corp.	600	55,460
Nikon Corp.	7,500	112,007
Nippon Express Co. Ltd.	61,000	285,174
Nippon Telegraph & Telephone Corp.	15,200	695,187
Nisshin Seifun Group, Inc.	8,400	128,038
Nissin Foods Holdings Co. Ltd.	8,800	534,858
Nitori Holdings Co. Ltd.	1,900	227,758
Nitto Denko Corp.	6,900	448,126
Nomura Research Institute Ltd.	1,170	40,381
Obayashi Corp.	38,000	376,914
Omron Corp.	21,100	759,493
Oracle Corp. Japan	5,600	316,387
Oriental Land Co. Ltd.	4,900	298,399
Osaka Gas Co. Ltd.	293,000	1,228,906
Otsuka Corp.	11,100	527,213
Otsuka Holdings Co. Ltd.	8,700	396,569
Pola Orbis Holdings, Inc.	1,100	98,469
Recruit Holdings Co. Ltd.	37,200	1,517,507
Rinnai Corp.	200	18,619
Sankyo Co. Ltd.	4,300	146,907

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 25.3% (continued)
Secom Co. Ltd.	600	$44,805
Seiko Epson Corp.	700	13,479
Seven & i Holdings Co. Ltd.	5,100	241,104
Seven Bank Ltd.	27,700	88,720
Shimamura Co. Ltd.	2,700	328,702
Shimizu Corp.	23,000	205,563
Shionogi & Co. Ltd.	5,100	261,291
SMC Corp.	100	28,873
Sumitomo Corp.	3,800	42,540
Sumitomo Dainippon Pharma Co. Ltd.	21,200	410,616
Sumitomo Mitsui Financial Group, Inc.	3,000	101,339
Sumitomo Rubber Industries Ltd.	1,800	27,227
Sundrug Co. Ltd.	4,000	335,757
Suntory Beverage & Food Ltd.	5,200	224,840
Suzuki Motor Corp.	1,800	60,291
Sysmex Corp.	6,400	474,838
Taisei Corp.	49,000	367,611
Takeda Pharmaceutical Co. Ltd.	1,800	86,273
Toho Gas Co. Ltd.	107,000	1,001,969
Tokyo Electron Ltd.	1,000	88,384
Tokyo Gas Co. Ltd.	212,000	943,192
TOTO Ltd.	1,500	56,711
Toyo Suisan Kaisha Ltd.	21,600	916,341
Trend Micro, Inc.	16,900	589,559
Tsuruha Holdings, Inc.	3,800	439,282
Unicharm Corp.	1,200	31,137
USS Co. Ltd.	1,600	27,079
West Japan Railway Co.	4,400	272,951
Yakult Honsha Co. Ltd.	2,000	90,393
Yamada Denki Co. Ltd.	7,900	39,185
Yamato Holdings Co. Ltd.	7,200	167,829
Yamazaki Baking Co. Ltd.	17,600	432,767
Yokogawa Electric Corp.	4,600	61,280

		33,553,406

Luxembourg - 0.1%
Millicom International Cellular SA, SDR	2,295	118,907

Netherlands - 1.6%
Heineken NV	2,163	190,130
Koninklijke Ahold NV *	49,943	1,137,500
Koninklijke Vopak NV	1,513	79,352
Randstad Holding NV	9,739	442,857
Royal Dutch Shell plc, Class B	8,717	225,994

		2,075,833

Norway - 1.9%
Gjensidige Forsikring ASA	15,019	280,904
Marine Harvest ASA *	26,509	475,521
Norsk Hydro ASA	15,187	65,665
Orkla ASA	67,908	703,205
Schibsted ASA, Class A	5,112	150,541
Telenor ASA	45,453	781,605
Yara International ASA	3,176	105,834

		2,563,275

Portugal - 0.1%
EDP - Energias de Portugal SA	27,775	93,213
Jeronimo Martins SGPS SA	2,999	51,978

		145,191

INVESTMENTS	SHARES	VALUE
Singapore - 3.9%
ComfortDelGro Corp. Ltd.	160,000	$330,958
DBS Group Holdings Ltd.	68,100	772,721
Oversea-Chinese Banking Corp. Ltd.	100,300	639,228
Singapore Airlines Ltd.	95,200	735,485
Singapore Telecommunications Ltd.	354,500	1,036,874
StarHub Ltd.	346,900	875,939
United Overseas Bank Ltd.	51,200	710,338
Wilmar International Ltd.	54,500	129,393

		5,230,936

South Africa - 0.4%
Mondi plc	24,720	519,367

Spain - 1.8%
Enagas SA	2,355	70,844
Endesa SA	38,485	825,108
Gas Natural SDG SA	3,417	70,247
Iberdrola SA	94,530	642,748
Industria de Diseno Textil SA	11,415	423,244
Mapfre SA	65,467	183,165
Red Electrica Corp. SA	6,913	149,158

		2,364,514

Sweden - 4.1%
Assa Abloy AB, Class B	1,062	21,567
Atlas Copco AB, Class A	7,038	211,876
Hennes & Mauritz AB, Class B	33,414	943,131
ICA Gruppen AB	16,374	540,889
Nordea Bank AB	27,239	270,496
Sandvik AB	2,220	24,428
Skanska AB, Class B	16,276	380,252
SKF AB, Class B	2,488	42,966
Svenska Cellulosa AB SCA, Class B	16,328	484,630
Svenska Handelsbanken AB, Class A	2,802	38,516
Swedbank AB, Class A	854	20,066
Swedish Match AB	34,102	1,251,262
Tele2 AB, Class B	20,238	174,696
Telefonaktiebolaget LM Ericsson, Class B	28,405	205,092
Telia Co. AB	146,428	655,863
Volvo AB, Class B	12,623	144,128

		5,409,858

Switzerland - 5.2%
ABB Ltd. *	9,534	214,877
Adecco Group AG	603	33,989
Chocoladefabriken Lindt & Spruengli AG	3	17,349
Coca-Cola HBC AG *	21,357	496,156
Kuehne + Nagel International AG	6,770	983,859
Nestle SA	18,049	1,425,223
Novartis AG	8,094	638,781
Roche Holding AG	3,988	991,012
Schindler Holding AG	1,572	295,194
SGS SA	82	183,744
Sika AG	24	116,930
Sonova Holding AG	2,981	422,695
Swatch Group AG (The)	45	12,757
Swiss Re AG	5,245	473,720
Swisscom AG	694	330,115
Wolseley plc	3,514	197,636

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 5.2% (continued)
Zurich Insurance Group AG *	86	$22,179

		6,856,216

United Kingdom - 10.5%
Admiral Group plc	13,479	357,747
Associated British Foods plc	21,484	723,899
AstraZeneca plc	7,845	507,978
BAE Systems plc	42,854	291,119
BP plc	15,556	90,672
British American Tobacco plc	7,028	448,218
BT Group plc	131,273	660,477
Bunzl plc	3,697	109,019
Burberry Group plc	19,358	345,430
Centrica plc	123,470	365,072
Compass Group plc	11,100	214,970
Diageo plc	24,393	698,703
Direct Line Insurance Group plc	99,006	467,678
easyJet plc	5,931	77,334
GKN plc	10,759	44,645
GlaxoSmithKline plc	14,775	314,686
HSBC Holdings plc	89,959	676,201
Imperial Brands plc	8,385	431,581
ITV plc	43,737	106,094
J Sainsbury plc	12,622	40,202
Kingfisher plc	95,854	467,678
Marks & Spencer Group plc	20,345	87,282
National Grid plc	106,694	1,506,821
Next plc	481	29,773
Reckitt Benckiser Group plc	11,569	1,089,163
Royal Mail plc	169,506	1,075,622
Sage Group plc (The)	3,363	32,132
Sky plc	18,966	219,818
Smith & Nephew plc	39,282	633,555
SSE plc	35,055	711,817
Tate & Lyle plc	5,428	52,688
Travis Perkins plc	2,417	48,209
Unilever NV, CVA	5,592	257,642
United Utilities Group plc	2,762	35,875
Vodafone Group plc	129,785	372,214
Whitbread plc	1,298	65,876
WPP plc	14,084	331,053

		13,988,943

United States - 0.5%
Shire plc	1,638	105,918
Thomson Reuters Corp. (1)	5,952	246,119
Valeant Pharmaceuticals International, Inc. (1)*	11,509	282,385

		634,422

TOTAL COMMON STOCKS (cost $121,427,560)		126,621,710

PREFERRED STOCKS - 0.5%

Germany - 0.5%
FUCHS PETROLUB SE	692	31,594
Henkel AG & Co. KGaA	4,605	626,745

TOTAL PREFERRED STOCKS (cost $531,715)		658,339

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.1%

Investment Company - 3.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (cost $4,074,605) (b)	4,074,605	$4,074,605

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (cost $126,033,880)		131,354,654

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (c)		1,292,718

NET ASSETS - 100.0%		132,647,372

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,094,512	9.1%
Consumer Staples	28,135,181	21.3
Energy	2,585,203	1.9
Financials	13,032,141	9.8
Health Care	14,095,274	10.6
Industrials	20,282,493	15.3
Information Technology	5,288,307	4.0
Materials	6,233,488	4.7
Telecommunication Services	11,569,725	8.7
Utilities	13,963,725	10.5
Short-Term Investment	4,074,605	3.1

Total Investments In Securities At Value	131,354,654	99.0
Other Assets in Excess of Liabilities (c)	1,292,718	1.0

Net Assets	$132,647,372	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $623,071, which represents approximately 0.47% of net assets of the fund.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	$3,570,672	$3,584,070	$13,398

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$195,342	$195,342

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.9%

Brazil - 5.9%
Ambev SA, ADR (1)	91,200	$555,408
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	9,900	51,446
BRF SA (1)	1,500	25,635
Cia Paranaense de Energia, ADR (1)(a)	2,663	27,615
Engie Brasil Energia SA (1)	31,200	371,658
Equatorial Energia SA (1)	3,700	57,989
Localiza Rent a Car SA (1)	27,910	341,564
Lojas Renner SA (1)	3,000	22,665
Natura Cosmeticos SA (1)	17,100	165,419
Odontoprev SA (1)	170,900	682,623
Qualicorp SA (1)	13,400	78,863
Telefonica Brasil SA, ADR (1)	3,051	44,148
TIM Participacoes SA, ADR (1)	16,505	202,021
TOTVS SA (1)	2,700	25,654
Ultrapar Participacoes SA (1)	6,000	132,817
WEG SA (1)	34,580	189,586

		2,975,111

Chile - 4.4%
Aguas Andinas SA, Class A (1)	359,420	230,881
Banco de Chile (1)	5,303,815	592,624
Banco Santander Chile, ADR (1)	3,091	63,953
Cia Cervecerias Unidas SA, ADR (1)	5,599	113,044
Empresa Nacional de Electricidad SA, ADR (1)(a)	12,281	243,655
Empresas COPEC SA (1)	19,020	177,878
Endesa Americas SA, ADR (1)	7,716	105,709
Enersis Americas SA, ADR (1)	25,630	209,910
Enersis Chile SA, ADR (1)	11,279	53,575
SACI Falabella (1)	54,235	397,659

		2,188,888

China - 13.1%
Agricultural Bank of China Ltd., Class H	567,000	244,568
Anhui Conch Cement Co. Ltd., Class H	10,000	27,639
ANTA Sports Products Ltd.	151,000	412,874
Bank of China Ltd., Class H	106,000	48,951
Bank of Communications Co. Ltd., Class H	158,000	121,526
Beijing Capital International Airport Co. Ltd., Class H	70,000	79,795
Belle International Holdings Ltd.	393,000	272,105
China Communications Services Corp. Ltd., Class H	1,048,000	657,802
China Construction Bank Corp., Class H	464,000	348,482
China Galaxy Securities Co. Ltd., Class H	77,000	70,822
China Huishan Dairy Holdings Co. Ltd.	229,000	85,738
China Life Insurance Co. Ltd., Class H	6,000	15,721
China Mobile Ltd.	58,500	718,636
China Petroleum & Chemical Corp., Class H	44,000	32,483
China Resources Gas Group Ltd.	92,000	315,979
China Resources Power Holdings Co. Ltd.	30,000	52,153
China Telecom Corp. Ltd., Class H	364,000	185,700
Chongqing Rural Commercial Bank Co. Ltd., Class H	40,000	24,807
CITIC Ltd.	29,000	41,705
CSPC Pharmaceutical Group Ltd.	274,000	275,092

INVESTMENTS	SHARES	VALUE
China - 13.1% (continued)
Dongfeng Motor Group Co. Ltd., Class H	58,000	$58,490
ENN Energy Holdings Ltd.	36,000	176,238
Great Wall Motor Co. Ltd., Class H	46,500	45,726
Guangdong Investment Ltd.	464,000	741,216
Hengan International Group Co. Ltd.	14,500	121,006
Industrial & Commercial Bank of China Ltd., Class H	301,000	191,036
Jiangsu Expressway Co. Ltd., Class H	148,000	205,384
Luye Pharma Group Ltd. *	127,500	83,912
People’s Insurance Co. Group of China Ltd. (The), Class H	296,000	121,908
PICC Property & Casualty Co. Ltd., Class H	48,000	80,475
Qinqin Foodstuffs Group Cayman Co. Ltd. *	2,900	1,066
Shenzhou International Group Holdings Ltd.	11,000	76,976
Sinopec Engineering Group Co. Ltd., Class H	247,500	214,436
Tencent Holdings Ltd.	1,600	44,483
Tsingtao Brewery Co. Ltd., Class H	34,000	133,094
Want Want China Holdings Ltd. (a)	110,000	68,457
Weichai Power Co. Ltd., Class H	70,000	94,449
Zhejiang Expressway Co. Ltd., Class H	36,000	38,138
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,500	23,509

		6,552,577

Hong Kong - 1.1%
China Gas Holdings Ltd.	30,000	47,732
Haier Electronics Group Co. Ltd.	60,000	99,804
Sino Biopharmaceutical Ltd.	360,000	243,516
Sun Art Retail Group Ltd.	255,500	176,721

		567,773

India - 8.3%
Dr. Reddy’s Laboratories Ltd., ADR (1)(a)	13,167	611,212
ICICI Bank Ltd., ADR (1)	42,445	317,064
Infosys Ltd., ADR (1)	42,662	673,206
Larsen & Toubro Ltd., GDR	11,574	248,234
Reliance Industries Ltd., GDR (b)	18,452	605,369
State Bank of India, GDR	14,671	546,193
Tata Motors Ltd., ADR (1)	13,174	526,697
Wipro Ltd., ADR (1)(a)	62,522	607,089

		4,135,064

Indonesia - 3.4%
Bank Central Asia Tbk. PT	119,600	144,258
Hanjaya Mandala Sampoerna Tbk. PT	879,500	266,354
Indofood CBP Sukses Makmur Tbk. PT	25,200	18,342
Kalbe Farma Tbk. PT	2,844,500	374,785
Semen Indonesia Persero Tbk. PT	43,000	33,402
Telekomunikasi Indonesia Persero Tbk. PT	1,345,200	447,935
Unilever Indonesia Tbk. PT	123,900	423,591

		1,708,667

Korea, Republic of - 17.1%
Amorepacific Corp.	476	168,800
BGF retail Co. Ltd.	1,358	238,650
Cheil Worldwide, Inc.	9,723	141,896
Coway Co. Ltd.	2,741	238,098
Dongbu Insurance Co. Ltd.	7,524	467,768
Hanmi Pharm Co. Ltd.	223	103,617

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Korea, Republic of - 17.1% (continued)
Hanmi Science Co. Ltd.	973	$101,409
Hanon Systems	34,155	386,442
Hanssem Co. Ltd.	1,518	243,658
Hanwha Life Insurance Co. Ltd.	51,780	271,526
Hyundai Glovis Co. Ltd.	653	107,842
Hyundai Marine & Fire Insurance Co. Ltd.	20,328	671,116
Hyundai Mobis Co. Ltd.	216	54,207
Kangwon Land, Inc.	11,440	408,786
KB Financial Group, Inc.	1,404	48,290
KEPCO Plant Service & Engineering Co. Ltd.	1,770	93,215
Kia Motors Corp.	10,074	387,062
Korea Electric Power Corp.	4,955	242,727
Korea Zinc Co. Ltd.	41	17,990
KT Corp.	1,517	44,017
KT&G Corp.	4,734	539,105
LG Chem Ltd.	1,078	238,424
LG Display Co. Ltd.	1,880	48,062
LG Household & Health Care Ltd.	124	107,911
LG Uplus Corp.	26,249	280,722
NAVER Corp.	632	508,800
NCSoft Corp.	838	226,051
S-1 Corp.	6,225	575,110
Samsung Electronics Co. Ltd.	444	646,802
Samsung Fire & Marine Insurance Co. Ltd.	1,141	290,615
Samsung Life Insurance Co. Ltd.	2,063	198,121
Samsung SDS Co. Ltd.	886	124,650
SK Hynix, Inc.	601	22,063
SK Telecom Co. Ltd.	1,105	226,570
Yuhan Corp.	336	84,965

		8,555,087

Malaysia - 7.9%
Axiata Group Bhd.	48,700	61,474
British American Tobacco Malaysia Bhd.	16,200	192,470
DiGi.Com Bhd.	275,700	332,032
Genting Malaysia Bhd.	32,900	36,219
Hartalega Holdings Bhd.	48,800	54,783
Hong Leong Bank Bhd.	65,600	208,488
IHH Healthcare Bhd.	180,400	276,304
IOI Corp. Bhd.	22,200	23,921
Malayan Banking Bhd.	103,800	188,410
Maxis Bhd.	140,000	208,810
MISC Bhd.	61,600	112,496
Petronas Dagangan Bhd.	38,900	221,092
Petronas Gas Bhd.	98,500	521,237
Public Bank Bhd.	84,900	407,092
Telekom Malaysia Bhd.	298,300	489,589
Tenaga Nasional Bhd.	68,400	236,593
Westports Holdings Bhd.	369,500	392,566

		3,963,576

Mexico - 5.6%
America Movil SAB de CV, Class L, ADR (1)	1,212	13,865
Arca Continental SAB de CV (1)	72,700	432,569
Coca-Cola Femsa SAB de CV, ADR (1)	2,235	167,625
El Puerto de Liverpool SAB de CV (1)	13,755	144,178
Gentera SAB de CV (1)	16,700	30,059
Gruma SAB de CV, Class B (1)	19,100	251,130

INVESTMENTS	SHARES	VALUE
Mexico - 5.6% (continued)
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)(a)	3,102	$294,597
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	922	134,999
Grupo Bimbo SAB de CV, Series A (1)	63,100	166,327
Grupo Financiero Inbursa SAB de CV, Class O (1)	16,900	26,671
Grupo Lala SAB de CV (1)	192,200	366,067
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	86,635
Promotora y Operadora de Infraestructura SAB de CV (1)	5,000	53,649
Wal-Mart de Mexico SAB de CV (1)	291,900	641,014

		2,809,385

Philippines - 0.7%
Bank of the Philippine Islands	106,100	229,843
BDO Unibank, Inc.	10,890	24,701
Universal Robina Corp.	19,220	70,733

		325,277

Poland - 2.7%
Bank Pekao SA	9,562	309,592
Bank Zachodni WBK SA	492	40,052
Energa SA	50,013	98,180
Eurocash SA	15,998	177,931
LPP SA	18	18,540
Orange Polska SA	60,177	94,379
PGE Polska Grupa Energetyczna SA	110,782	294,316
Polski Koncern Naftowy ORLEN SA	6,848	116,465
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	39,947
Powszechna Kasa Oszczednosci Bank Polski SA	5,747	39,258
Powszechny Zaklad Ubezpieczen SA	21,850	139,432

		1,368,092

South Africa - 7.5%
Barclays Africa Group Ltd.	1,394	15,391
Bidvest Group Ltd. (The) (a)	16,896	199,222
Brait SE *	23,711	190,708
Mr Price Group Ltd. (a)	15,404	170,405
Nedbank Group Ltd.	5,788	94,142
Netcare Ltd.	80,072	196,551
Pick n Pay Stores Ltd.	129,535	649,564
RMB Holdings Ltd.	69,000	294,395
Sasol Ltd.	849	23,195
Shoprite Holdings Ltd.	26,846	375,109
Sibanye Gold Ltd.	48,436	172,209
SPAR Group Ltd. (The)	20,243	283,925
Tiger Brands Ltd.	8,525	236,369
Truworths International Ltd.	60,093	311,448
Vodacom Group Ltd.	47,935	538,579

		3,751,212

Taiwan - 12.1%
Advantech Co. Ltd.	27,000	232,394
Asustek Computer, Inc.	32,000	286,045
Chang Hwa Commercial Bank Ltd.	161,120	82,716

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 12.1% (continued)
Cheng Shin Rubber Industry Co. Ltd.	16,000	$33,753
Chicony Electronics Co. Ltd.	7,035	17,843
Chunghwa Telecom Co. Ltd.	186,600	658,090
E.Sun Financial Holding Co. Ltd.	148,500	84,858
Far EasTone Telecommunications Co. Ltd.	296,000	699,872
Feng TAY Enterprise Co. Ltd.	19,040	84,721
First Financial Holding Co. Ltd.	514,113	273,794
Formosa Petrochemical Corp.	21,000	63,309
Fubon Financial Holding Co. Ltd.	52,000	77,267
Hon Hai Precision Industry Co. Ltd.	44,583	112,825
Hua Nan Financial Holdings Co. Ltd.	423,738	217,454
Lite-On Technology Corp.	31,023	44,851
MediaTek, Inc.	5,000	38,390
Mega Financial Holding Co. Ltd.	518,000	365,401
Novatek Microelectronics Corp.	11,000	38,976
President Chain Store Corp.	92,000	732,767
Realtek Semiconductor Corp.	62,442	206,083
Standard Foods Corp.	8,880	22,819
Taiwan Cooperative Financial Holding Co. Ltd.	308,160	136,443
Taiwan Mobile Co. Ltd.	203,000	729,889
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	14,697	449,581
Teco Electric and Machinery Co. Ltd.	21,000	18,166
Uni-President Enterprises Corp.	176,172	331,469

		6,039,776

Thailand - 3.6%
Advanced Info Service PCL, NVDR	55,700	258,119
Airports of Thailand PCL, NVDR	15,000	172,994
Bangkok Bank PCL, NVDR	17,300	81,441
Bangkok Dusit Medical Services PCL, NVDR	315,800	199,061
BTS Group Holdings PCL, NVDR	975,800	244,185
Bumrungrad Hospital PCL, NVDR	68,000	343,207
Delta Electronics Thailand PCL, NVDR	60,400	138,508
Home Product Center PCL, NVDR	813,800	235,538
Siam Cement PCL (The), NVDR	7,700	114,977
Siam Commercial Bank PCL (The), NVDR	4,300	18,454

		1,806,484

Turkey - 1.5%
BIM Birlesik Magazalar A/S	22,226	370,750
Enka Insaat ve Sanayi A/S	8,830	12,915
Eregli Demir ve Celik Fabrikalari TAS	15,749	21,674
Turk Telekomunikasyon A/S	118,691	224,291
Turkcell Iletisim Hizmetleri A/S *	34,871	112,751

		742,381

TOTAL COMMON STOCKS (cost $46,630,776)		47,489,350

PREFERRED STOCK - 0.1%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B
(cost $56,282) (1)	7,200	32,854

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 4.4%

Investment Company - 4.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22%
(cost $2,179,087) (c)	2,179,087	$2,179,087

SECURITIES LENDING COLLATERAL - 2.2%

Money Market Funds - 2.2%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury & Agency Cash Management, 0.21%
(cost $1,090,427) (c)(d)	1,090,427	1,090,427

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.6% (cost $49,956,572)		50,791,718

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)% (e)		(782,596)

NET ASSETS - 100.0%		50,009,122

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,807,946	9.6%
Consumer Staples	8,787,536	17.5
Energy	1,412,556	2.8
Financials	8,507,332	17.0
Health Care	3,709,899	7.4
Industrials	3,888,758	7.8
Information Technology	4,492,356	9.0
Materials	626,314	1.3
Telecommunication Services	7,229,289	14.5
Utilities	4,060,218	8.1
Short-Term Investment	2,179,087	4.4
Securities Lending Collateral	1,090,427	2.2

Total Investments In Securities At Value	50,791,718	101.6
Liabilities in Excess of Other Assets (e)	(782,596)	(1.6)

Net Assets	$50,009,122	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 9/30/2016. The total value of securities on loan at 9/30/2016 was $1,057,766.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $605,369, which represents approximately 1.21% of net assets of the fund.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR EMERGING DEFENSIVE STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
39	JPMS	E-Mini MSCI Emerging Markets Index Futures	12/2016	$1,792,795	$1,779,375	$(13,420)

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$103,207	$103,207

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 91.0%

Australia - 2.1%
Aristocrat Leisure Ltd.	9,320	$113,396
ASX Ltd.	891	33,010
BGP Holdings plc (3)*(a)	96,388	7,798
BHP Billiton Ltd.	14,837	257,014
BHP Billiton plc	2,754	41,416
Caltex Australia Ltd.	8,887	234,961
CIMIC Group Ltd.	20,820	461,111
Coca-Cola Amatil Ltd.	6,362	50,165
Computershare Ltd.	2,187	17,346
Fortescue Metals Group Ltd.	72,791	278,613
Goodman Group, REIT	8,333	46,704
GPT Group (The), REIT	14,922	58,107
Harvey Norman Holdings Ltd.	10,441	41,795
LendLease Group	2,927	31,718
Mirvac Group, REIT	33,659	58,028
National Australia Bank Ltd.	3,516	75,580
Newcrest Mining Ltd.	7,468	126,061
Origin Energy Ltd.	33,836	142,697
QBE Insurance Group Ltd.	42,643	305,132
Scentre Group, REIT	25,938	93,641
South32 Ltd.	109,879	204,729
Stockland, REIT	17,557	64,301
Suncorp Group Ltd.	6,711	62,610
Telstra Corp. Ltd.	9,896	39,457
Vicinity Centres, REIT	14,880	36,289
Westfield Corp., REIT	9,064	67,822

		2,949,501

Belgium - 0.3%
Ageas	7,406	270,788
Proximus SADP	7,085	211,955

		482,743

Canada - 2.8%
Bank of Montreal (1)	3,220	211,001
Barrick Gold Corp. (1)	17,335	306,942
Brookfield Asset Management, Inc., Class A (1)	1,097	38,572
Cameco Corp. (1)	4,462	38,126
Canadian Imperial Bank of Commerce (1)	5,908	458,113
Canadian Tire Corp. Ltd., Class A (1)	1,649	165,132
Cenovus Energy, Inc. (1)	31,629	453,961
CGI Group, Inc., Class A (1)*	3,208	152,801
Crescent Point Energy Corp. (1)	1,800	23,736
Dollarama, Inc. (1)	2,366	184,725
First Quantum Minerals Ltd. (1)	26,054	215,669
Great-West Lifeco, Inc. (1)	1,345	33,103
Husky Energy, Inc. (1)*	7,812	95,689
Imperial Oil Ltd. (1)	1,926	60,248
Industrial Alliance Insurance & Financial Services, Inc. (1)	6,979	251,243
Kinross Gold Corp. (1)*	63,952	269,564
Magna International, Inc. (1)	1,734	74,438
Open Text Corp. (1)	955	61,859
Power Corp. of Canada (1)	1,646	34,866
RioCan REIT (1)	2,373	49,234
Saputo, Inc. (1)	1,107	38,468

INVESTMENTS	SHARES	VALUE
Canada - 2.8% (continued)
SNC-Lavalin Group, Inc. (1)	1,265	$49,686
Sun Life Financial, Inc. (1)	2,619	85,221
Suncor Energy, Inc. (1)	13,153	365,130
TransCanada Corp. (1)	1,252	59,463
Yamana Gold, Inc. (1)	42,823	184,420

		3,961,410

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	426,200	235,768

Denmark - 0.9%
ISS A/S	7,695	319,764
Novo Nordisk A/S, Class B	1,987	82,816
TDC A/S *	84,607	498,282
Vestas Wind Systems A/S	3,712	306,624

		1,207,486

Finland - 0.7%
Fortum OYJ	5,317	85,922
Neste OYJ	6,923	295,307
Nokia OYJ	18,004	104,358
Nokian Renkaat OYJ	2,760	100,630
Orion OYJ, Class B	8,375	330,173
UPM-Kymmene OYJ	6,977	147,317

		1,063,707

France - 3.5%
Atos SE	8,106	872,681
BNP Paribas SA	14,816	762,040
Capgemini SA	4,734	464,138
Cie de Saint-Gobain	3,884	168,061
Cie Generale des Etablissements Michelin	2,457	272,076
CNP Assurances	9,500	159,609
Eiffage SA	1,077	83,698
Klepierre, REIT	997	45,765
Lagardere SCA	7,379	187,916
Orange SA	33,495	524,785
Peugeot SA *	15,166	231,597
Renault SA	788	64,828
Sanofi	1,128	85,898
SCOR SE	1,991	61,916
Societe Generale SA	8,578	296,750
Thales SA	3,038	279,742
Unibail-Rodamco SE, REIT	614	165,554
Vinci SA	3,719	284,795

		5,011,849

Germany - 3.1%
Allianz SE	1,837	272,997
Bayer AG	6,346	637,331
Commerzbank AG	12,313	79,554
Covestro AG (b)	1,933	114,391
Deutsche Post AG	2,805	87,820
Deutsche Telekom AG	8,375	140,704
E.ON SE	50,087	355,993
Evonik Industries AG	13,586	459,945
Fresenius SE & Co. KGaA	1,365	109,038
Hannover Rueck SE	2,682	287,498
HeidelbergCement AG	411	38,869
HOCHTIEF AG	309	43,608

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 3.1% (continued)
Infineon Technologies AG	5,507	$98,198
METRO AG	7,556	224,910
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,154	402,294
OSRAM Licht AG	11,837	695,381
Siemens AG	2,910	341,228
Uniper SE *	5,008	61,349

		4,451,108

Hong Kong - 1.4%
ASM Pacific Technology Ltd.	1,082	8,956
Cheung Kong Infrastructure Holdings Ltd.	2,749	23,710
Cheung Kong Property Holdings Ltd.	8,701	64,003
Hong Kong Exchanges and Clearing Ltd.	5,269	139,446
Kerry Properties Ltd.	65,500	215,185
Li & Fung Ltd.	102,000	52,557
Link REIT	10,829	79,941
New World Development Co. Ltd.	263,000	344,870
NWS Holdings Ltd.	7,500	12,569
PCCW Ltd.	19,406	11,952
Sino Land Co. Ltd.	122,000	217,444
Sun Hung Kai Properties Ltd.	13,000	197,636
Techtronic Industries Co. Ltd.	11,500	45,049
WH Group Ltd. (b)	142,500	115,175
Wharf Holdings Ltd. (The)	9,000	66,029
Wheelock & Co. Ltd.	29,000	172,253
Yue Yuen Industrial Holdings Ltd.	59,623	246,413

		2,013,188

Italy - 0.8%
Enel SpA	182,245	812,215
Ferrari NV	621	32,271
Mediobanca SpA	9,251	60,209
Prysmian SpA	7,161	187,514

		1,092,209

Japan - 7.6%
Aeon Mall Co. Ltd.	700	11,056
Ajinomoto Co., Inc.	7,700	171,683
Amada Holdings Co. Ltd.	22,500	234,052
Astellas Pharma, Inc.	31,700	495,124
Bandai Namco Holdings, Inc.	10,200	312,202
Chubu Electric Power Co., Inc.	8,600	125,134
Daiichi Sankyo Co. Ltd.	4,500	108,128
Daito Trust Construction Co. Ltd.	486	77,731
Daiwa House Industry Co. Ltd.	2,451	67,267
Fuji Heavy Industries Ltd.	8,433	316,402
FUJIFILM Holdings Corp.	4,444	164,619
Fujitsu Ltd.	17,115	92,106
Hakuhodo DY Holdings, Inc.	5,600	65,633
Hitachi Chemical Co. Ltd.	14,000	321,677
Hitachi Construction Machinery Co. Ltd.	2,000	39,882
Hitachi High-Technologies Corp.	3,958	158,443
Hoya Corp.	2,706	108,856
Hulic Co. Ltd.	1,500	15,326
Isetan Mitsukoshi Holdings Ltd.	3,800	37,416
Japan Airlines Co. Ltd.	6,200	182,252
Japan Real Estate Investment Corp., REIT	10	59,799
Japan Retail Fund Investment Corp., REIT	22	54,260

INVESTMENTS	SHARES	VALUE
Japan - 7.6% (continued)
Japan Tobacco, Inc.	5,400	$221,050
JTEKT Corp.	13,788	207,096
Kamigumi Co. Ltd.	5,000	43,620
Kaneka Corp.	13,000	102,927
Kao Corp.	1,000	56,538
Konami Holdings Corp.	8,900	343,899
Kyocera Corp.	1,100	52,859
Mazda Motor Corp.	13,900	213,251
MEIJI Holdings Co. Ltd.	4,100	407,091
Mitsubishi Chemical Holdings Corp.	5,900	36,989
Mitsubishi Electric Corp.	18,000	230,701
Mitsubishi Estate Co. Ltd.	5,764	108,170
Mitsubishi Motors Corp.	64,600	301,764
Mitsubishi Tanabe Pharma Corp.	5,700	122,085
Mitsubishi UFJ Financial Group, Inc.	8,549	43,310
Mitsui Chemicals, Inc.	88,000	418,594
Mitsui Fudosan Co. Ltd.	4,598	97,820
Mixi, Inc.	7,200	260,862
Mizuho Financial Group, Inc.	21,700	36,574
MS&AD Insurance Group Holdings, Inc.	9,000	250,841
Nexon Co. Ltd.	13,100	205,783
NHK Spring Co. Ltd.	4,000	38,777
Nippon Building Fund, Inc., REIT	7	44,351
Nippon Express Co. Ltd.	47,000	219,724
Nippon Telegraph & Telephone Corp.	6,396	292,527
Nitto Denko Corp.	900	58,451
Nomura Real Estate Holdings, Inc.	1,000	16,903
NSK Ltd.	5,200	53,314
NTT DOCOMO, Inc.	5,300	134,636
Obayashi Corp.	6,100	60,505
ORIX Corp.	5,190	76,566
Otsuka Corp.	1,300	61,746
Panasonic Corp.	24,200	242,038
Resona Holdings, Inc.	32,600	137,103
Seiko Epson Corp.	12,400	238,767
Sekisui House Ltd.	2,900	49,406
Shimamura Co. Ltd.	1,300	158,264
Shionogi & Co. Ltd.	7,300	374,005
Sompo Japan Nipponkoa Holdings, Inc.	2,200	65,202
Sony Corp.	2,000	66,261
Sumitomo Chemical Co. Ltd.	44,000	195,510
Sumitomo Heavy Industries Ltd.	9,000	44,469
Sumitomo Mitsui Financial Group, Inc.	5,700	192,544
Sumitomo Realty & Development Co. Ltd.	2,624	68,016
Taisei Corp.	10,000	75,023
TDK Corp.	1,700	113,898
Teijin Ltd.	3,400	65,960
Tokyo Electric Power Co. Holdings, Inc. *	21,370	92,573
Tokyo Tatemono Co. Ltd.	1,200	14,435
Tokyu Fudosan Holdings Corp.	2,900	15,771
Toyoda Gosei Co. Ltd.	2,700	62,775
Toyota Motor Corp.	4,100	237,826
Yamazaki Baking Co. Ltd.	2,200	54,096
Yokogawa Electric Corp.	2,900	38,633
Yokohama Rubber Co. Ltd. (The)	3,800	60,828

		10,701,775

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 1.6%
ASML Holding NV	1,683	$184,441
Gemalto NV	1,111	71,181
ING Groep NV	19,668	242,814
Koninklijke Ahold NV *	12,872	293,172
NN Group NV	16,182	496,794
Randstad Holding NV	6,622	301,119
Royal Dutch Shell plc, Class B	14,108	365,760
Wolters Kluwer NV	6,067	259,372

		2,214,653

Singapore - 0.1%
Genting Singapore plc	79,200	43,767
Sembcorp Industries Ltd.	4,477	8,568
Singapore Exchange Ltd.	4,067	22,183
Singapore Technologies Engineering Ltd.	7,003	16,658

		91,176

South Africa - 0.2%
Investec plc	6,409	39,068
Mondi plc	10,041	210,961

		250,029

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	5,022	151,810
Banco Santander SA	56,845	252,184
Endesa SA	34,767	745,395
Iberdrola SA	39,179	266,394
Repsol SA	41,727	566,829

		1,982,612

Sweden - 1.3%
Boliden AB	16,311	383,385
Electrolux AB, Series B	13,213	330,943
Investor AB, Class B	2,204	80,589
Kinnevik AB, Class B *	1,380	35,195
Skanska AB, Class B	3,292	76,910
Svenska Cellulosa AB SCA, Class B	4,430	131,486
Swedish Match AB	19,356	710,206
Telefonaktiebolaget LM Ericsson, Class B	19,539	141,077

		1,889,791

Switzerland - 3.8%
ABB Ltd. *	18,254	411,408
Actelion Ltd. *	479	83,123
Adecco Group AG	8,874	500,189
Aryzta AG*	1,571	69,881
Coca-Cola HBC AG *	10,198	236,915
Galenica AG	170	180,782
Glencore plc *	124,037	339,635
Lonza Group AG *	2,374	454,381
Nestle SA	18,132	1,431,777
Novartis AG	2,329	183,805
Roche Holding AG	3,080	765,376
Swiss Life Holding AG *	1,264	327,784
Swiss Re AG	2,252	203,397
Syngenta AG	337	147,587

		5,336,040

INVESTMENTS	SHARES	VALUE
United Kingdom - 5.3%
3i Group plc	9,545	$80,478
Anglo American plc *	28,333	353,335
Barclays plc	134,586	291,786
Barratt Developments plc	23,996	153,623
BP plc	66,517	387,710
British Land Co. plc (The), REIT	7,594	62,202
BT Group plc	13,092	65,870
Centrica plc	46,885	138,628
Fiat Chrysler Automobiles NV	54,430	345,968
GlaxoSmithKline plc	11,737	249,981
Hammerson plc, REIT	5,915	45,018
HSBC Holdings plc	23,196	174,359
Imperial Brands plc	8,267	425,508
International Consolidated Airlines Group SA	25,293	131,234
Johnson Matthey plc	964	41,119
Kingfisher plc	80,717	393,823
Land Securities Group plc, REIT	4,952	67,861
Lloyds Banking Group plc	54,318	38,377
Persimmon plc	31,220	734,063
Randgold Resources Ltd.	867	86,894
Reckitt Benckiser Group plc	1,074	101,112
Rio Tinto plc	7,349	244,253
Royal Mail plc	76,294	484,133
SABMiller plc	3,535	205,912
Sage Group plc (The)	33,280	317,979
Sky plc	9,046	104,844
Tate & Lyle plc	48,102	466,914
Taylor Wimpey plc	57,703	115,093
Unilever plc	5,942	281,176
William Hill plc	116,272	458,693
WPP plc	17,131	402,675

		7,450,621

United States - 53.9%
Accenture plc, Class A (1)	927	113,252
Activision Blizzard, Inc. (1)	955	42,306
Agilent Technologies, Inc. (1)	6,588	310,229
Akamai Technologies, Inc. (1)*	1,128	59,773
Allstate Corp. (The) (1)	9,957	688,825
Alphabet, Inc., Class A (1)*	1,019	819,337
Alphabet, Inc., Class C (1)*	1,170	909,429
Altria Group, Inc. (1)	8,888	561,988
Amazon.com, Inc. (1)*	1,670	1,398,308
Ameren Corp. (1)	6,961	342,342
American Electric Power Co., Inc. (1)	9,730	624,763
American International Group, Inc. (1)	4,185	248,338
American Tower Corp., REIT (1)	2,400	271,992
AmerisourceBergen Corp. (1)	463	37,401
Amgen, Inc. (1)	1,334	222,525
Analog Devices, Inc. (1)	610	39,314
Anthem, Inc. (1)	3,264	409,012
Apple, Inc. (1)	21,664	2,449,115
Applied Materials, Inc. (1)	43,222	1,303,143
Archer-Daniels-Midland Co. (1)	14,749	621,965
Arrow Electronics, Inc. (1)*	7,770	497,047
Assurant, Inc. (1)	1,172	108,117
AT&T, Inc. (1)	8,174	331,946
AvalonBay Communities, Inc., REIT (1)	811	144,228

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 53.9% (continued)
Avery Dennison Corp. (1)	1,629	$126,720
Avnet, Inc. (1)	3,943	161,900
Axis Capital Holdings Ltd. (1)	4,872	264,696
Baxter International, Inc. (1)	7,066	336,342
Berkshire Hathaway, Inc., Class B (1)*	4,337	626,566
Best Buy Co., Inc. (1)	10,737	409,939
Biogen, Inc. (1)*	1,860	582,236
Boeing Co. (The) (1)	4,167	548,961
Boston Properties, Inc., REIT (1)	709	96,630
Bunge Ltd. (1)	4,384	259,664
CA, Inc. (1)	1,943	64,274
Campbell Soup Co. (1)	754	41,244
Cardinal Health, Inc. (1)	3,291	255,711
Celanese Corp., Series A (1)	5,079	338,058
Celgene Corp. (1)*	1,201	125,541
CenterPoint Energy, Inc. (1)	8,569	199,058
CenturyLink, Inc. (1)	3,644	99,955
Charter Communications, Inc., Class A (1)*	667	179,967
Chevron Corp. (1)	3,114	320,493
Cigna Corp. (1)	1,386	180,624
Cisco Systems, Inc. (1)	23,632	749,607
Citigroup, Inc. (1)	6,601	311,765
Citrix Systems, Inc. (1)*	4,465	380,507
Coca-Cola Co. (The) (1)	2,329	98,563
Cognizant Technology Solutions Corp., Class A (1)*	5,142	245,325
Comcast Corp., Class A (1)	4,600	305,164
Comerica, Inc. (1)	3,857	182,513
ConAgra Foods, Inc. (1)	15,297	720,642
ConocoPhillips (1)	1,745	75,855
Crown Castle International Corp., REIT (1)	1,397	131,611
Crown Holdings, Inc. (1)*	1,873	106,930
Cummins, Inc. (1)	2,841	364,074
Darden Restaurants, Inc. (1)	2,970	182,120
Dell Technologies, Inc. (1)*	1,196	57,169
Delta Air Lines, Inc. (1)	11,561	455,041
Dick’s Sporting Goods, Inc. (1)	3,854	218,599
Discover Financial Services (1)	3,066	173,382
Dow Chemical Co. (The) (1)	3,729	193,274
DR Horton, Inc. (1)	9,458	285,632
Dr. Pepper Snapple Group, Inc. (1)	670	61,178
Eastman Chemical Co. (1)	990	67,003
eBay, Inc. (1)*	23,325	767,392
Edwards Lifesciences Corp. (1)*	858	103,440
EI du Pont de Nemours & Co. (1)	3,282	219,796
Electronic Arts, Inc. (1)*	762	65,075
Entergy Corp. (1)	5,434	416,951
Equinix, Inc., REIT (1)	445	160,311
Equity Residential, REIT (1)	2,048	131,748
Essex Property Trust, Inc., REIT (1)	422	93,979
Exelon Corp. (1)	12,864	428,243
Exxon Mobil Corp. (1)	11,527	1,006,077
F5 Networks, Inc. (1)*	417	51,975
Facebook, Inc., Class A (1)*	8,887	1,139,935
FirstEnergy Corp. (1)	39,962	1,321,943
Flextronics International Ltd. (1)*	18,917	257,650
Fluor Corp. (1)	1,658	85,089
Foot Locker, Inc. (1)	2,711	183,589

INVESTMENTS	SHARES	VALUE
United States - 53.9% (continued)
Freeport-McMoRan, Inc. (1)	5,250	$57,015
General Dynamics Corp. (1)	2,680	415,829
General Electric Co. (1)	4,696	139,095
General Growth Properties, Inc., REIT (1)	3,709	102,368
General Mills, Inc. (1)	2,925	186,849
General Motors Co. (1)	13,468	427,878
Gilead Sciences, Inc. (1)	13,348	1,056,094
H&R Block, Inc. (1)	10,274	237,843
Hasbro, Inc. (1)	2,310	183,252
HCP, Inc., REIT (1)	2,772	105,197
Hewlett Packard Enterprise Co. (1)	10,501	238,898
Home Depot, Inc. (The) (1)	2,781	357,859
Host Hotels & Resorts, Inc., REIT (1)	5,400	84,078
HP, Inc. (1)	92,156	1,431,183
Humana, Inc. (1)	327	57,843
Ingredion, Inc. (1)	3,701	492,455
Intel Corp. (1)	28,699	1,083,387
International Business Machines Corp. (1)	2,037	323,577
International Paper Co. (1)	3,564	171,001
Interpublic Group of Cos., Inc. (The) (1)	3,703	82,762
Intuit, Inc. (1)	349	38,393
Jacobs Engineering Group, Inc. (1)*	4,228	218,672
Jazz Pharmaceuticals plc (1)*	2,098	254,865
Johnson & Johnson (1)	12,074	1,426,302
JPMorgan Chase & Co. (1)	8,191	545,439
Kimberly-Clark Corp. (1)	2,557	322,540
Kimco Realty Corp., REIT (1)	3,800	110,010
Kinder Morgan, Inc. (1)	13,895	321,391
Kraft Heinz Co. (The) (1)	2,951	264,144
L-3 Communications Holdings, Inc. (1)	3,992	601,714
Las Vegas Sands Corp. (1)	7,587	436,556
Lear Corp. (1)	5,777	700,288
Level 3 Communications, Inc. (1)*	2,057	95,404
Lincoln National Corp. (1)	4,096	192,430
Lowe’s Cos., Inc. (1)	2,760	199,300
LyondellBasell Industries NV, Class A (1)	6,860	553,328
Macy’s, Inc. (1)	6,866	254,385
Mallinckrodt plc (1)*	7,640	533,119
ManpowerGroup, Inc. (1)	4,265	308,189
Marathon Petroleum Corp. (1)	6,889	279,624
Marriott International, Inc., Class A (1)	1	54
Marvell Technology Group Ltd. (1)	23,198	307,837
Masco Corp. (1)	5,663	194,298
Maxim Integrated Products, Inc. (1)	12,215	487,745
McKesson Corp. (1)	3,546	591,295
Merck & Co., Inc. (1)	10,220	637,830
MetLife, Inc. (1)	1,323	58,781
MGM Resorts International (1)*	1,613	41,986
Michael Kors Holdings Ltd. (1)*	7,156	334,829
Microsoft Corp. (1)	34,238	1,972,109
Mondelez International, Inc., Class A (1)	4,560	200,184
Monsanto Co. (1)	1,679	171,594
Newmont Mining Corp. (1)	2,131	83,727
News Corp., Class A (1)	3,155	44,107
Northrop Grumman Corp. (1)	3,952	845,530
Nuance Communications, Inc. (1)*	20,764	301,078
Nucor Corp. (1)	1,622	80,208
Oracle Corp. (1)	12,201	479,255

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 53.9% (continued)
PepsiCo, Inc. (1)	9,570	$1,040,929
Pfizer, Inc. (1)	21,959	743,751
PG&E Corp. (1)	1,764	107,904
Phillips 66 (1)	2,710	218,290
Pinnacle West Capital Corp. (1)	4,992	379,342
PNC Financial Services Group, Inc. (The) (1)	19,140	1,724,323
PPL Corp. (1)	6,695	231,446
Priceline Group, Inc. (The) (1)*	55	80,932
Procter & Gamble Co. (The) (1)	12,737	1,143,146
Progressive Corp. (The) (1)	9,191	289,516
Prologis, Inc., REIT (1)	2,980	159,549
Public Service Enterprise Group, Inc. (1)	10,571	442,608
Public Storage, REIT (1)	654	145,934
QUALCOMM, Inc. (1)	15,367	1,052,639
Quest Diagnostics, Inc. (1)	2,013	170,360
Quintiles Transnational Holdings, Inc. (1)*	484	39,233
Raytheon Co. (1)	4,215	573,788
Republic Services, Inc. (1)	3,136	158,211
Rite Aid Corp. (1)*	3,658	28,130
Robert Half International, Inc. (1)	10,780	408,131
S&P Global, Inc. (1)	1,010	127,826
Sealed Air Corp. (1)	828	37,939
Shire plc	3,495	225,998
Simon Property Group, Inc., REIT (1)	1,352	279,878
Southwest Airlines Co. (1)	23,790	925,193
Sprint Corp. (1)*	5,714	37,884
St. Jude Medical, Inc. (1)	2,459	196,130
Staples, Inc. (1)	18,093	154,695
SunTrust Banks, Inc. (1)	15,028	658,226
Synchrony Financial (1)	6,580	184,240
Synopsys, Inc. (1)*	3,460	205,351
TEGNA, Inc. (1)	7,074	154,638
Tesoro Corp. (1)	6,966	554,215
Texas Instruments, Inc. (1)	6,221	436,590
Textron, Inc. (1)	1,544	61,374
Time Warner, Inc. (1)	2,367	188,437
TJX Cos., Inc. (The) (1)	1,779	133,034
Travelers Cos., Inc. (The) (1)	5,400	618,570
Tyson Foods, Inc., Class A (1)	17,926	1,338,534
UGI Corp. (1)	15,756	712,801
United Continental Holdings, Inc. (1)*	19,089	1,001,600
United Technologies Corp. (1)	3,426	348,082
United Therapeutics Corp. (1)*	4,366	515,537
UnitedHealth Group, Inc. (1)	8,898	1,245,720
Universal Health Services, Inc., Class B (1)	1,287	158,584
Valeant Pharmaceuticals International, Inc. (1)*	1,474	36,166
Valero Energy Corp. (1)	9,935	526,555
Ventas, Inc., REIT (1)	2,800	197,764
Verizon Communications, Inc. (1)	13,653	709,683
Vornado Realty Trust, REIT (1)	729	73,782
Walgreens Boots Alliance, Inc. (1)	1,553	125,203
Wal-Mart Stores, Inc. (1)	13,132	947,080
Waste Management, Inc. (1)	8,251	526,084
Wells Fargo & Co. (1)	19,427	860,228
Welltower, Inc., REIT (1)	1,800	134,586
Weyerhaeuser Co., REIT (1)	3,285	104,923
Whirlpool Corp. (1)	356	57,729

INVESTMENTS	SHARES	VALUE
United States - 53.9% (continued)
Williams Cos., Inc. (The) (1)	1,375	$42,254
WR Grace & Co. (1)	2,607	192,397
Xerox Corp. (1)	30,857	312,581
Xilinx, Inc. (1)	4,689	254,800
Yum! Brands, Inc. (1)	1,376	124,955

		76,161,432

TOTAL COMMON STOCKS (cost $114,000,576)		128,547,098

PREFERRED STOCK - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE
(cost $69,853)	865	44,247

SHORT-TERM INVESTMENT - 5.7%

Investment Company - 5.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund- IM Shares, 0.22%
(cost $8,058,564) (d)(e)	8,058,564	8,058,564

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.7% (cost $122,128,993)		136,649,909

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3% (f)		4,648,281

NET ASSETS - 100.0%		141,298,190

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,462,241	10.2%
Consumer Staples	14,147,673	10.0
Energy	6,434,372	4.6
Financials	15,340,277	10.9
Health Care	14,822,790	10.5
Industrials	15,468,360	10.9
Information Technology	23,325,583	16.5
Materials	8,051,214	5.7
Real Estate	5,429,081	3.8
Telecommunication Services	3,195,040	2.3
Utilities	7,914,714	5.6
Short-Term Investment	8,058,564	5.7

Total Investments In Securities At Value	136,649,909	96.7
Other Assets in Excess of Liabilities (f)	4,648,281	3.3

Net Assets	$141,298,190	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $7,798, which represents approximately 0.01% of net assets of the fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $229,566, which represents approximately 0.16% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of September 30, 2016: Over the Counter
COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index October Futures	10/2016	HKD	11,728,787	$(9,317)
GSIN	Swiss Market Index December Futures	12/2016	CHF	(983,035)	9,626

					$309

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
46	BARC	CAC40 Index Futures	10/2016	$2,268,130	$2,296,139	$28,009
32	BARC	DAX Index Futures	12/2016	9,352,320	9,447,373	95,053
4	BARC	FTSE 100 Index Futures	12/2016	351,715	355,534	3,819
1	BARC	Hang Seng Index Futures	10/2016	151,618	150,282	(1,336)
19	BARC	IBEX 35 Index Futures	10/2016	1,860,770	1,870,259	9,489
15	BARC	MSCI Singapore Index Futures	10/2016	343,685	346,649	2,964
29	BARC	S&P 500 E-Mini Futures	12/2016	3,123,782	3,132,580	8,798
65	BARC	TOPIX Index Futures	12/2016	8,544,466	8,480,351	(64,115)

				25,996,486	26,079,167	82,681

Short Contracts:
42	BARC	Amsterdam Index Futures	10/2016	$(4,189,949)	$(4,266,079)	$(76,130)
8	BARC	FTSE/MIB Index Futures	12/2016	(722,127)	(734,986)	(12,859)
111	BARC	OMXS30 Index Futures	10/2016	(1,830,348)	(1,861,256)	(30,908)
16	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	(2,047,715)	(2,085,933)	(38,218)
78	BARC	SPI 200 Index Futures	12/2016	(7,778,156)	(8,083,014)	(304,858)

				(16,568,295)	(17,031,268)	(462,973)

				$9,428,191	$9,047,899	$(380,292)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITG	AUD	3,465,200	$2,604,395	$2,647,316	$42,921
Australian Dollar, Expiring 12/21/16	JPMC	AUD	4,270,800	3,211,960	3,262,772	50,812
Canadian Dollar, Expiring 12/21/16	CITG	CAD	852,200	656,592	649,946	(6,646)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	1,276,798	983,739	973,772	(9,967)
Swiss Franc, Expiring 12/21/16	CITG	CHF	347,600	357,398	359,557	2,159
Swiss Franc, Expiring 12/21/16	JPMC	CHF	299,400	307,251	309,699	2,448
Euro, Expiring 12/21/16	CITG	EUR	735,000	823,152	828,730	5,578
Euro, Expiring 12/21/16	JPMC	EUR	24,000	26,898	27,061	163
British Pound, Expiring 12/21/16	CITG	GBP	1,410,000	1,850,270	1,830,634	(19,636)
Hong Kong Dollar, Expiring 12/21/16	CITG	HKD	1,871,000	241,478	241,415	(63)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	279,000	35,992	35,999	7
Israeli Shekel, Expiring 12/21/16	CITG	ILS	612,400	163,469	163,765	296
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	906,599	242,025	242,438	413
Japanese Yen, Expiring 12/21/16	CITG	JPY	954,614,000	9,408,226	9,447,645	39,419
Japanese Yen, Expiring 12/21/16	JPMC	JPY	1,418,523,000	13,978,655	14,038,870	60,215
Norwegian Krone, Expiring 12/21/16	CITG	NOK	10,207,601	1,238,845	1,277,093	38,248
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	13,901,400	1,689,249	1,739,233	49,984
New Zealand Dollar, Expiring 12/21/16	CITG	NZD	7,182,401	5,241,843	5,213,803	(28,040)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	9,846,600	7,196,483	7,147,785	(48,698)
Swedish Krona, Expiring 12/21/16	CITG	SEK	1,000	117	117	—
Singapore Dollar, Expiring 12/21/16	CITG	SGD	228,600	168,278	167,686	(592)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	317,400	233,463	232,823	(640)

				$50,659,778	$50,838,159	$178,381

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITG	AUD	(907,600)	$(684,798)	$(693,381)	$(8,583)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(1,241,400)	(935,513)	(948,395)	(12,882)
Canadian Dollar, Expiring 12/21/16	CITG	CAD	(2,922,400)	(2,210,528)	(2,228,818)	(18,290)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(3,888,600)	(2,940,581)	(2,965,708)	(25,127)
Swiss Franc, Expiring 12/21/16	CITG	CHF	(2,863,600)	(2,959,515)	(2,962,106)	(2,591)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(4,289,400)	(4,433,091)	(4,436,951)	(3,860)
Danish Krone, Expiring 12/21/16	CITG	DKK	(1,428,200)	(215,636)	(216,316)	(680)
Danish Krone, Expiring 12/21/16	JPMC	DKK	(376,800)	(57,398)	(57,070)	328
Euro, Expiring 12/21/16	CITG	EUR	(1,858,800)	(2,094,086)	(2,095,843)	(1,757)
Euro, Expiring 12/21/16	JPMC	EUR	(2,275,200)	(2,564,514)	(2,565,345)	(831)
British Pound, Expiring 12/21/16	CITG	GBP	(1,336,802)	(1,779,424)	(1,735,600)	43,824
British Pound, Expiring 12/21/16	JPMC	GBP	(2,005,201)	(2,669,129)	(2,603,397)	65,732
Hong Kong Dollar, Expiring 12/21/16	CITG	HKD	(2,526,000)	(326,008)	(325,930)	78
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(957,000)	(123,508)	(123,482)	26
Israeli Shekel, Expiring 12/21/16	CITG	ILS	(44,000)	(11,642)	(11,766)	(124)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(18,000)	(4,770)	(4,813)	(43)
Japanese Yen, Expiring 12/21/16	CITG	JPY	(364,071,400)	(3,558,362)	(3,603,151)	(44,789)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(65,811,600)	(647,050)	(651,326)	(4,276)
New Zealand Dollar, Expiring 12/21/16	CITG	NZD	(140,400)	(102,367)	(101,918)	449
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(210,600)	(153,464)	(152,877)	587
Swedish Krona, Expiring 12/21/16	CITG	SEK	(42,471,801)	(5,025,805)	(4,971,039)	54,766
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(38,626,200)	(4,587,946)	(4,520,938)	67,008
Singapore Dollar, Expiring 12/21/16	CITG	SGD	(78,000)	(57,240)	(57,216)	24

				(38,142,375)	(38,033,386)	108,989

				$12,517,403	$12,804,773	$287,370

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR GLOBAL EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,923,811	$2,923,811

CITG
Cash	(141,371)	—	(141,371)

JPMC
Cash	1,160,000	—	1,160,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 88.9%

Australia - 6.1%
AGL Energy Ltd.	18,353	$268,694
Aristocrat Leisure Ltd.	43,184	525,417
ASX Ltd.	5,022	186,057
Australia & New Zealand Banking Group Ltd.	158,765	3,381,941
Bank of Queensland Ltd.	27,629	241,987
Bendigo & Adelaide Bank Ltd.	76,686	636,019
BGP Holdings plc (3)*(a)	143,427	11,604
BHP Billiton Ltd.	92,900	1,609,260
BHP Billiton plc	30,099	452,646
Boral Ltd.	34,793	180,992
Caltex Australia Ltd.	64,522	1,705,882
CIMIC Group Ltd.	115,761	2,563,816
Cochlear Ltd.	2,400	260,143
Computershare Ltd.	7,538	59,788
CSL Ltd.	5,597	460,245
Dexus Property Group, REIT	23,093	162,311
Flight Centre Travel Group Ltd.	6,815	190,783
Fortescue Metals Group Ltd.	416,919	1,595,789
Goodman Group, REIT	54,028	302,810
GPT Group (The), REIT	55,477	216,030
Harvey Norman Holdings Ltd.	123,166	493,025
Incitec Pivot Ltd.	96,922	210,652
LendLease Group	24,576	266,317
Macquarie Group Ltd.	14,286	903,510
Medibank Pvt Ltd.	58,666	111,758
Mirvac Group, REIT	104,753	180,594
National Australia Bank Ltd.	87,310	1,876,814
Newcrest Mining Ltd.	123,993	2,093,020
Origin Energy Ltd.	67,909	286,393
QBE Insurance Group Ltd.	112,674	806,240
Scentre Group, REIT	147,628	532,965
South32 Ltd.	174,261	324,686
Stockland, REIT	62,453	228,729
Suncorp Group Ltd.	23,033	214,884
Telstra Corp. Ltd.	133,126	530,789
Treasury Wine Estates Ltd.	22,567	191,519
Vicinity Centres, REIT	94,695	230,939
Westfield Corp., REIT	57,863	432,965
Westpac Banking Corp.	37,549	854,321

		25,782,334

Belgium - 1.4%
Ageas	74,609	2,727,959
Anheuser-Busch InBev SA/NV	880	115,727
Groupe Bruxelles Lambert SA	1,290	114,504
KBC Group NV	3,081	179,856
Proximus SADP	83,380	2,494,395
UCB SA	2,262	175,092
Umicore SA	3,015	189,309

		5,996,842

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,451,800	803,117

Denmark - 2.0%
Carlsberg A/S, Class B	6,417	613,298
ISS A/S	31,359	1,303,115
Novo Nordisk A/S, Class B	43,197	1,800,396

INVESTMENTS	SHARES	VALUE
Denmark - 2.0% (continued)
TDC A/S *	264,413	$1,557,228
Vestas Wind Systems A/S	34,309	2,834,046
William Demant Holding A/S *	12,297	250,950

		8,359,033

Finland - 1.3%
Elisa OYJ	3,157	116,346
Fortum OYJ	12,970	209,594
Neste OYJ	33,713	1,438,061
Nokia OYJ	154,752	896,998
Nokian Renkaat OYJ	10,543	384,398
Orion OYJ, Class B	39,138	1,542,964
Stora Enso OYJ, Class R	23,251	206,544
UPM-Kymmene OYJ	39,145	826,530

		5,621,435

France - 8.7%
Arkema SA	4,133	382,643
Atos SE	35,426	3,813,916
BNP Paribas SA	84,326	4,337,189
Capgemini SA	29,465	2,888,851
Cie de Saint-Gobain	28,497	1,233,066
Cie Generale des Etablissements Michelin	12,053	1,334,690
CNP Assurances	32,432	544,887
Eiffage SA	2,512	195,219
Engie SA	31,077	481,840
Klepierre, REIT	3,302	151,571
Lagardere SCA	45,014	1,146,340
Orange SA	222,892	3,492,172
Peugeot SA *	82,125	1,254,113
Renault SA	8,474	697,149
Rexel SA	7,411	113,524
Sanofi	45,240	3,445,069
Schneider Electric SE	1,683	117,076
SCOR SE	21,021	653,711
Societe BIC SA	2,784	411,613
Societe Generale SA	75,354	2,606,816
Sodexo SA	4,996	595,123
Thales SA	29,895	2,752,759
TOTAL SA	20,255	963,340
Unibail-Rodamco SE, REIT	3,742	1,008,966
Valeo SA	2,029	118,430
Veolia Environnement SA	43,142	994,061
Vinci SA	14,855	1,137,572

		36,871,706

Germany - 8.2%
Allianz SE	15,415	2,290,827
BASF SE	13,245	1,134,107
Bayer AG	46,286	4,648,516
Brenntag AG	2,097	114,599
Covestro AG (b)	5,068	299,915
Deutsche Lufthansa AG	31,543	351,653
Deutsche Post AG	10,871	340,355
Deutsche Telekom AG	71,509	1,201,388
Deutsche Wohnen AG	9,934	361,479
E.ON SE	261,388	1,857,814
Evonik Industries AG	66,548	2,252,939
Fresenius Medical Care AG & Co. KGaA	2,200	192,469

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.2% (continued)
Fresenius SE & Co. KGaA	10,315	$823,978
Hannover Rueck SE	20,327	2,178,960
HeidelbergCement AG	6,656	629,470
Infineon Technologies AG	30,967	552,189
METRO AG	35,497	1,056,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,406	2,503,785
OSRAM Licht AG	89,702	5,269,671
SAP SE	8,678	793,624
Siemens AG	42,381	4,969,610
Uniper SE *	41,063	503,027
Vonovia SE	7,064	267,790

		34,594,761

Hong Kong - 3.3%
ASM Pacific Technology Ltd.	6,904	57,147
Cheung Kong Infrastructure Holdings Ltd.	17,827	153,757
Cheung Kong Property Holdings Ltd.	96,962	713,239
CLP Holdings Ltd.	53,000	548,924
Hong Kong Exchanges and Clearing Ltd.	32,254	853,613
Kerry Properties Ltd.	298,500	980,653
Li & Fung Ltd.	1,174,000	604,926
Link REIT	67,882	501,111
New World Development Co. Ltd.	1,598,896	2,096,621
NWS Holdings Ltd.	42,000	70,384
PCCW Ltd.	64,000	39,419
Sino Land Co. Ltd.	610,000	1,087,220
Sun Hung Kai Properties Ltd.	71,000	1,079,396
Techtronic Industries Co. Ltd.	125,500	491,621
WH Group Ltd. (b)	1,485,000	1,200,241
Wharf Holdings Ltd. (The)	119,000	873,052
Wheelock & Co. Ltd.	133,000	789,989
Yue Yuen Industrial Holdings Ltd.	383,609	1,585,397

		13,726,710

Italy - 1.9%
Enel SpA	810,315	3,611,349
Ferrari NV	7,428	386,000
Mediobanca SpA	88,142	573,661
Prysmian SpA	80,234	2,100,967
Snam SpA	209,413	1,161,167

		7,833,144

Japan - 20.8%
Ajinomoto Co., Inc.	53,000	1,181,711
Alfresa Holdings Corp.	36,900	781,334
Amada Holdings Co. Ltd.	139,400	1,450,081
Astellas Pharma, Inc.	253,900	3,965,679
Bandai Namco Holdings, Inc.	68,600	2,099,715
Chubu Electric Power Co., Inc.	13,500	196,431
Daiichi Sankyo Co. Ltd.	81,300	1,953,510
Daikin Industries Ltd.	6,100	569,227
Daito Trust Construction Co. Ltd.	2,487	397,770
Daiwa House Industry Co. Ltd.	8,395	230,398
Dentsu, Inc.	3,300	167,962
Fuji Heavy Industries Ltd.	87,621	3,287,496
FUJIFILM Holdings Corp.	22,043	816,537
Fujitsu Ltd.	109,000	586,597
Fukuoka Financial Group, Inc.	32,000	133,003

INVESTMENTS	SHARES	VALUE
Japan - 20.8% (continued)
GungHo Online Entertainment, Inc.	53,400	$131,214
Hitachi Chemical Co. Ltd.	73,200	1,681,910
Hitachi Construction Machinery Co. Ltd.	14,700	293,134
Hitachi High-Technologies Corp.	38,200	1,529,185
Hoya Corp.	26,200	1,053,969
Hulic Co. Ltd.	8,000	81,738
Idemitsu Kosan Co. Ltd.	6,700	138,718
Japan Real Estate Investment Corp., REIT	41	245,177
Japan Retail Fund Investment Corp., REIT	73	180,045
Japan Tobacco, Inc.	39,500	1,616,942
JTEKT Corp.	79,070	1,187,631
Kajima Corp.	114,000	797,758
Kaneka Corp.	100,000	791,743
Kao Corp.	10,900	616,265
Konami Holdings Corp.	66,900	2,585,038
Konica Minolta, Inc.	21,300	180,375
Kyocera Corp.	16,100	773,658
Kyowa Hakko Kirin Co. Ltd.	28,700	453,324
Mazda Motor Corp.	109,800	1,684,526
Medipal Holdings Corp.	29,400	509,624
MEIJI Holdings Co. Ltd.	23,500	2,333,329
Mitsubishi Chemical Holdings Corp.	133,700	838,219
Mitsubishi Electric Corp.	117,000	1,499,555
Mitsubishi Estate Co. Ltd.	38,020	713,505
Mitsubishi Gas Chemical Co., Inc.	49,000	701,536
Mitsubishi Motors Corp.	234,400	1,094,947
Mitsubishi Tanabe Pharma Corp.	41,200	882,439
Mitsubishi UFJ Financial Group, Inc.	330,891	1,676,322
Mitsui Chemicals, Inc.	725,000	3,448,645
Mitsui Fudosan Co. Ltd.	29,205	621,319
Mixi, Inc.	52,800	1,912,990
Mizuho Financial Group, Inc.	689,900	1,162,784
MS&AD Insurance Group Holdings, Inc.	76,500	2,132,148
Nexon Co. Ltd.	117,700	1,848,901
NHK Spring Co. Ltd.	40,100	388,738
Nikon Corp.	19,300	288,231
Nippon Building Fund, Inc., REIT	41	259,770
Nippon Express Co. Ltd.	210,000	981,746
Nippon Telegraph & Telephone Corp.	58,838	2,691,014
Nissan Motor Co. Ltd.	19,400	190,292
Nisshin Seifun Group, Inc.	19,400	295,706
Nitto Denko Corp.	10,200	662,447
Nomura Real Estate Holdings, Inc.	3,900	65,923
NSK Ltd.	19,300	197,878
NTT Data Corp.	9,200	459,488
NTT DOCOMO, Inc.	39,500	1,003,419
Obayashi Corp.	102,300	1,014,691
Panasonic Corp.	104,000	1,040,162
Resona Holdings, Inc.	330,400	1,389,531
Seiko Epson Corp.	76,100	1,465,336
Sekisui House Ltd.	15,600	265,772
Shimamura Co. Ltd.	8,600	1,046,976
Shin-Etsu Chemical Co. Ltd.	5,500	383,751
Shionogi & Co. Ltd.	45,000	2,305,509
SoftBank Group Corp.	23,500	1,523,002
Sompo Japan Nipponkoa Holdings, Inc.	6,500	192,643
Sony Corp.	17,300	573,159
Sumitomo Chemical Co. Ltd.	350,000	1,555,194

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 20.8% (continued)
Sumitomo Dainippon Pharma Co. Ltd.	7,300	$141,392
Sumitomo Electric Industries Ltd.	18,200	257,288
Sumitomo Heavy Industries Ltd.	88,000	434,806
Sumitomo Mitsui Financial Group, Inc.	68,236	2,304,986
Sumitomo Mitsui Trust Holdings, Inc.	16,500	539,082
Sumitomo Realty & Development Co. Ltd.	12,261	317,815
Suzuken Co. Ltd.	18,140	598,992
Taisei Corp.	99,000	742,724
TDK Corp.	12,600	844,189
Teijin Ltd.	52,600	1,020,443
Terumo Corp.	11,200	430,815
Tokyo Electric Power Co. Holdings, Inc. *	43,300	187,572
Tokyo Electron Ltd.	4,500	397,728
Tokyu Fudosan Holdings Corp.	12,883	70,059
Toppan Printing Co. Ltd.	20,000	180,539
Toyo Suisan Kaisha Ltd.	4,400	186,662
Toyota Motor Corp.	39,078	2,266,776
Yamaha Corp.	17,500	566,499
Yamazaki Baking Co. Ltd.	25,400	624,561
Yokogawa Electric Corp.	14,900	198,495
Yokohama Rubber Co. Ltd. (The)	7,500	120,055

		87,887,920

Netherlands - 4.3%
ASML Holding NV	9,553	1,046,922
Heineken NV	5,115	449,615
ING Groep NV	120,945	1,493,141
Koninklijke Ahold NV *	114,943	2,617,938
Koninklijke DSM NV	5,876	396,838
Koninklijke Philips NV	9,634	285,066
Koninklijke Vopak NV	2,819	147,848
NN Group NV	107,587	3,302,967
Randstad Holding NV	24,644	1,120,624
Royal Dutch Shell plc, Class A	60,241	1,498,670
Royal Dutch Shell plc, Class B	113,163	2,933,830
Wolters Kluwer NV	65,585	2,803,838

		18,097,297

Singapore - 0.5%
Ascendas REIT	102,137	189,105
CapitaLand Commercial Trust Ltd., REIT	121,300	141,866
CapitaLand Mall Trust, REIT	71,294	113,584
ComfortDelGro Corp. Ltd.	54,100	111,905
Genting Singapore plc	531,800	293,882
Global Logistic Properties Ltd.	132,300	182,488
Sembcorp Industries Ltd.	29,317	56,105
Singapore Airlines Ltd.	49,100	379,331
Singapore Exchange Ltd.	25,572	139,482
Singapore Technologies Engineering Ltd.	45,565	108,382
Singapore Telecommunications Ltd.	48,400	141,565
StarHub Ltd.	62,900	158,826
Wilmar International Ltd.	89,400	212,252

		2,228,773

South Africa - 0.7%
Investec plc	170,507	1,039,370
Mondi plc	86,030	1,807,490

		2,846,860

INVESTMENTS	SHARES	VALUE
Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	47,887	$1,447,572
Aena SA (b)	3,291	485,784
Banco Santander SA	523,643	2,323,061
Endesa SA	144,610	3,100,399
Iberdrola SA	359,880	2,446,970
Red Electrica Corp. SA	38,727	835,595
Repsol SA	100,746	1,368,558

		12,007,939

Sweden - 3.0%
Boliden AB	136,155	3,200,276
Electrolux AB, Series B	65,733	1,646,401
Investor AB, Class B	9,454	345,683
Skanska AB, Class B	26,824	626,682
Svenska Cellulosa AB SCA, Class B	95,608	2,837,730
Swedish Match AB	91,825	3,369,221
Telefonaktiebolaget LM Ericsson, Class B	83,473	602,699

		12,628,692

Switzerland - 9.2%
ABB Ltd. *	160,796	3,624,016
Actelion Ltd. *	2,873	498,563
Adecco Group AG	24,002	1,352,890
Aryzta AG *	2,860	127,218
Coca-Cola HBC AG *	56,560	1,313,977
Galenica AG	1,339	1,423,923
Glencore plc *	773,956	2,119,227
Lonza Group AG *	21,691	4,151,635
Nestle SA	107,452	8,484,848
Novartis AG	33,160	2,616,998
Partners Group Holding AG	576	291,016
Roche Holding AG	27,577	6,852,846
SGS SA	148	331,635
Sika AG	151	735,687
Swiss Life Holding AG *	7,278	1,887,350
Swiss Re AG	20,371	1,839,877
Syngenta AG	2,535	1,110,184
Wolseley plc	3,330	187,288

		38,949,178

United Kingdom - 14.0%
3i Group plc	29,271	246,796
Anglo American plc *	110,788	1,381,615
Auto Trader Group plc (b)	23,991	126,120
Barclays plc	649,304	1,407,705
Barratt Developments plc	123,898	793,199
BP plc	740,873	4,318,355
British American Tobacco plc	36,800	2,346,960
British Land Co. plc (The), REIT	28,168	230,722
BT Group plc	312,885	1,574,225
Compass Group plc	6,198	120,035
Diageo plc	19,536	559,581
Direct Line Insurance Group plc	121,264	572,819
Dixons Carphone plc	93,475	446,480
Fiat Chrysler Automobiles NV	200,768	1,276,122
GlaxoSmithKline plc	207,071	4,410,311
Hammerson plc, REIT	24,134	183,678
HSBC Holdings plc	469,975	3,532,693
ICAP plc	99,363	598,395

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 14.0% (continued)
Imperial Brands plc	90,751	$4,671,012
InterContinental Hotels Group plc	4,415	181,965
International Consolidated Airlines Group SA	271,947	1,411,013
Johnson Matthey plc	26,947	1,149,405
Kingfisher plc	301,557	1,471,316
Land Securities Group plc, REIT	22,984	314,967
Lloyds Banking Group plc	1,066,326	753,376
London Stock Exchange Group plc	8,751	317,114
Marks & Spencer Group plc	44,806	192,223
Pearson plc	13,508	132,050
Persimmon plc	180,880	4,252,956
Randgold Resources Ltd.	1,836	184,011
Reckitt Benckiser Group plc	20,964	1,973,654
RELX plc	31,122	590,182
Rio Tinto Ltd.	12,593	500,956
Rio Tinto plc	37,820	1,256,994
Royal Mail plc	347,258	2,203,569
SABMiller plc	26,610	1,550,019
Sage Group plc (The)	257,100	2,456,500
Sky plc	160,840	1,864,154
Tate & Lyle plc	77,839	755,564
Taylor Wimpey plc	681,013	1,358,334
Unilever plc	37,592	1,778,857
William Hill plc	410,249	1,618,433
Wm Morrison Supermarkets plc	103,970	293,575
WPP plc	82,356	1,935,830

		59,293,840

United States - 0.4%
Shire plc	25,194	1,629,124

TOTAL COMMON STOCKS (cost $361,695,078)		375,158,705

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA	9,447	1,285,747
Porsche Automobil Holding SE	4,664	238,577

TOTAL PREFERRED STOCKS (cost $1,556,084)		1,524,324

SHORT-TERM INVESTMENTS - 6.1%

INVESTMENT COMPANIES - 6.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (c)(d)	21,596,751	21,596,751
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (c)(d)	4,341,101	4,341,101

TOTAL SHORT-TERM INVESTMENTS (cost $25,937,852)		25,937,852

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.4% (cost $389,189,014)		402,620,881

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% (e)		19,593,187

NET ASSETS - 100.0%		422,214,068

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$42,967,960	10.2%
Consumer Staples	44,660,324	10.6
Energy	14,799,656	3.5
Financials	58,412,248	13.9
Health Care	48,259,810	11.4
Industrials	53,157,811	12.7
Information Technology	27,024,485	6.4
Materials	37,315,076	8.8
Real Estate	17,004,679	4.0
Telecommunication Services	16,523,787	3.9
Utilities	16,557,193	3.9
Short-Term Investment	25,937,852	6.1

Total Investments In Securities At Value	402,620,881	95.4
Other Assets in Excess of Liabilities (e)	19,593,187	4.6

Net Assets	$422,214,068	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $11,604, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $2,112,060, which represents approximately 0.50% of net assets of the fund.
(c)	Represents 7-day effective yield as of 9/30/2016.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index October Futures	10/2016	HKD	19,934,580	$(15,276)
GSIN	Swiss Market Index December Futures	12/2016	CHF	(20,224,022)	187,702

					$172,426

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
210	BARC	CAC40 Index Futures	10/2016	$10,353,255	$10,482,372	$129,117
129	BARC	DAX Index Futures	12/2016	37,710,620	38,084,724	374,104
19	BARC	Hang Seng Index Futures	10/2016	2,875,487	2,855,365	(20,122)
107	BARC	IBEX 35 Index Futures	10/2016	10,464,592	10,532,509	67,917
100	BARC	MSCI Singapore Index Futures	10/2016	2,290,757	2,310,992	20,235
322	BARC	TOPIX Index Futures	12/2016	42,312,416	42,010,355	(302,061)

				106,007,127	106,276,317	269,190

Short Contracts:
119	BARC	Amsterdam Index Futures	10/2016	$(11,870,969)	$(12,087,223)	$(216,254)
33	BARC	FTSE 100 Index Futures	12/2016	(2,912,815)	(2,933,155)	(20,340)
36	BARC	FTSE/MIB Index Futures	12/2016	(3,249,068)	(3,307,435)	(58,367)
683	BARC	OMXS30 Index Futures	10/2016	(11,269,419)	(11,452,598)	(183,179)
222	BARC	SPI 200 Index Futures	12/2016	(22,182,618)	(23,005,502)	(822,884)

				(51,484,889)	(52,785,913)	(1,301,024)

				$54,522,238	$53,490,404	$(1,031,834)

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITG	AUD	12,145,200	$9,173,880	$9,278,592	$104,712
Australian Dollar, Expiring 12/21/16	JPMC	AUD	18,217,800	13,760,835	13,917,888	157,053
Swiss Franc, Expiring 12/21/16	CITG	CHF	240,600	248,558	248,876	318
Swiss Franc, Expiring 12/21/16	JPMC	CHF	269,400	278,329	278,667	338
Danish Krone, Expiring 12/21/16	CITG	DKK	946,000	143,448	143,282	(166)
Euro, Expiring 12/21/16	CITG	EUR	1,144,000	1,280,461	1,289,889	9,428

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/21/16	JPMC	EUR	1,716,000	$ 1,920,694	$ 1,934,833	$ 14,139
British Pound, Expiring 12/21/16	CITG	GBP	1,953,600	2,563,471	2,536,402	(27,069)
British Pound, Expiring 12/21/16	JPMC	GBP	2,930,400	3,844,818	3,804,603	(40,215)
Hong Kong Dollar, Expiring 12/21/16	CITG	HKD	6,256,400	807,383	807,262	(121)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	9,384,600	1,211,072	1,210,893	(179)
Israeli Shekel, Expiring 12/21/16	CITG	ILS	4,890,000	1,305,099	1,307,659	2,560
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	7,059,000	1,884,467	1,887,683	3,216
Japanese Yen, Expiring 12/21/16	CITG	JPY	3,390,216,120	33,414,601	33,552,368	137,767
Japanese Yen, Expiring 12/21/16	JPMC	JPY	4,931,182,680	48,585,151	48,803,042	217,891
Norwegian Krone, Expiring 12/21/16	CITG	NOK	5,710,800	698,956	714,490	15,534
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	8,566,200	1,048,436	1,071,735	23,299
New Zealand Dollar, Expiring 12/21/16	CITG	NZD	26,067,200	19,051,440	18,922,542	(128,898)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	39,100,800	28,577,195	28,383,813	(193,382)
Swedish Krona, Expiring 12/21/16	CITG	SEK	1,522,400	179,316	178,187	(1,129)
Swedish Krona, Expiring 12/21/16	JPMC	SEK	2,283,600	268,993	267,280	(1,713)
Singapore Dollar, Expiring 12/21/16	CITG	SGD	1,495,120	1,100,257	1,096,716	(3,541)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	2,043,180	1,502,939	1,498,735	(4,204)

				$172,849,799	$173,135,437	$285,638

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITG	AUD	(9,125,360)	$(6,898,265)	$(6,971,518)	$(73,253)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(12,312,540)	(9,307,672)	(9,406,435)	(98,763)
Swiss Franc, Expiring 12/21/16	CITG	CHF	(13,630,720)	(14,084,488)	(14,099,605)	(15,117)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(19,327,080)	(19,975,749)	(19,991,915)	(16,166)
Danish Krone, Expiring 12/21/16	CITG	DKK	(3,802,000)	(576,514)	(575,855)	659
Danish Krone, Expiring 12/21/16	JPMC	DKK	(3,582,000)	(545,643)	(542,533)	3,110
Euro, Expiring 12/21/16	CITG	EUR	(12,459,240)	(14,017,483)	(14,048,104)	(30,621)
Euro, Expiring 12/21/16	JPMC	EUR	(14,550,360)	(16,398,855)	(16,405,895)	(7,040)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/21/16	CITG	GBP	(8,088,080)	$ (10,671,676)	$ (10,500,931)	$ 170,745
British Pound, Expiring 12/21/16	JPMC	GBP	(10,021,620)	(13,265,780)	(13,011,289)	254,491
Hong Kong Dollar, Expiring 12/21/16	CITG	HKD	(7,714,800)	(995,616)	(995,440)	176
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(706,200)	(91,125)	(91,121)	4
Israeli Shekel, Expiring 12/21/16	CITG	ILS	(237,600)	(62,944)	(63,538)	(594)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(125,400)	(33,324)	(33,533)	(209)
Japanese Yen, Expiring 12/21/16	CITG	JPY	(449,131,600)	(4,388,652)	(4,444,976)	(56,324)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(673,697,400)	(6,582,970)	(6,667,464)	(84,494)
New Zealand Dollar, Expiring 12/21/16	CITG	NZD	(2,539,600)	(1,851,643)	(1,843,531)	8,112
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(3,809,400)	(2,775,900)	(2,765,296)	10,604
Swedish Krona, Expiring 12/21/16	CITG	SEK	(44,620,600)	(5,287,633)	(5,222,543)	65,090
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(58,253,400)	(6,918,815)	(6,818,172)	100,643
Singapore Dollar, Expiring 12/21/16	CITG	SGD	(407,400)	(299,624)	(298,841)	783
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(15,600)	(11,488)	(11,443)	45

				(135,041,859)	(134,809,978)	231,881

				$37,807,940	$38,325,459	$517,519

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$10,569,987	$10,569,987

CITG
Cash	(33,752)	—	(33,752)

GSIN
Investment Companies	4,341,101	—	4,341,101

JPMC
Cash	4,360,000	—	4,360,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Schedule of Investments	September 30, 2016

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

[Intentionally Left Blank]

Statements of Assets and Liabilities	September 30, 2016

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$1,379,240,579	$723,028,451	$362,036,487	$247,151,898

Investments in securities, at value*	$1,479,342,475	$808,249,600	$374,601,701	$270,552,219
Cash	—	—	—	414
Cash denominated in foreign currencies‡	—	—	758,961	1,736,103
Deposits with brokers for exchange-traded and centrally cleared derivatives	2,010,739	766,851	604,800	261,891
Variation margin on exchange-traded and centrally cleared derivatives	131,987	158,105	109,706	114,539
Receivables:
Securities sold	—	383,501	—	18,646,570
Foreign tax reclaims	—	—	372,075	—
Dividends	1,375,331	894,188	1,113,711	409,616
Capital shares sold	2,894,957	317,081	855,854	266,387
Prepaid expenses	125,616	116,855	49,667	43,970
Total Assets	1,485,881,105	810,886,181	378,466,475	292,031,709
LIABILITIES:
Due to custodian	—	383,501	—	—
Payables:
Securities purchased	—	—	—	21,883,056
Collateral received on securities loaned	—	66,623,428	—	4,314,790
Accrued investment advisory fees	298,230	176,151	47,138	6,772
Accrued distribution fees—Class N	13,100	1,967	1,679	1,535
Capital shares redeemed	624,610	335,012	206,514	173,795
Other accrued expenses and liabilities	293,127	164,237	137,689	147,181
Total Liabilities	1,229,067	67,684,296	393,020	26,527,129
Net Assets	$1,484,652,038	$743,201,885	$378,073,455	$265,504,580

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,456,161,724	$641,992,103	$407,031,051	$283,215,987
Undistributed accumulated net investment income (loss)	14,853,381	5,118,103	8,595,128	3,427,142
Undistributed accumulated net realized gain (loss)	(86,968,912)	10,507,129	(50,194,338)	(44,446,495)
Net unrealized appreciation (depreciation)	100,605,845	85,584,550	12,641,614	23,307,946
Net Assets	$1,484,652,038	$743,201,885	$378,073,455	$265,504,580

NET ASSETS:
Class I	$627,269,183	$45,482,478	$68,287,987	$73,792,627
Class N	64,718,150	9,733,263	8,491,192	7,600,174
Class R6	792,664,705	687,986,144	301,294,276	184,111,779
SHARES OUTSTANDING:
Class I	44,811,070	3,258,870	6,677,387	8,243,713
Class N	4,643,563	700,486	832,639	850,737
Class R6	56,611,041	49,226,271	29,492,098	20,536,218
NET ASSET VALUE:
Class I	$14.00	$13.96	$10.23	$8.95
Class N	$13.94	$13.90	$10.20	$8.93
Class R6	$14.00	$13.98	$10.22	$8.97

* Includes market value of securities out on loan	$—	$64,912,322	$—	$4,192,193
‡ Cash denominated in foreign currencies at cost	$—	$—	$754,705	$1,734,990

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Assets and Liabilities	September 30, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$133,085,004	$18,230,765	$132,257,083	$257,381,858

Investments in securities, at value*	$139,959,105	$20,184,892	$137,131,849	$289,384,171
Cash	—	—	—	409
Cash denominated in foreign currencies‡	—	—	444,270	1,800,985
Deposits with brokers for exchange-traded and centrally cleared derivatives	—	—	176,400	206,040
Variation margin on exchange-traded and centrally cleared derivatives	—	—	31,806	38,083
Receivables:
Securities sold	—	—	—	20,194,110
Foreign tax reclaims	—	—	128,182	—
Dividends	165,161	22,198	426,921	473,653
Capital shares sold	177,357	52,673	137,237	132,980
Due from Investment Adviser	—	21,177	9,356	—
Prepaid expenses	32,726	23,392	27,794	46,205
Total Assets	140,334,349	20,304,332	138,513,815	312,276,636
LIABILITIES:
Payables:
Securities purchased	—	101,888	—	20,180,845
Collateral received on securities loaned	—	1,409,090	—	4,165,729
Accrued investment advisory fees	4,541	—	—	26,950
Accrued distribution fees—Class N	440	599	320	439
Capital shares redeemed	35,121	—	87,857	62,526
Other accrued expenses and liabilities	73,282	57,757	98,606	167,190
Total Liabilities	113,384	1,569,334	186,783	24,603,679
Net Assets	$140,220,965	$18,734,998	$138,327,032	$287,672,957

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$135,418,066	$16,686,364	$138,494,973	$265,079,350
Undistributed accumulated net investment income (loss)	1,317,000	129,068	2,530,691	4,444,706
Undistributed accumulated net realized gain (loss)	(3,388,202)	(34,561)	(7,603,641)	(13,798,964)
Net unrealized appreciation (depreciation)	6,874,101	1,954,127	4,905,009	31,947,865
Net Assets	$140,220,965	$18,734,998	$138,327,032	$287,672,957

NET ASSETS:
Class I	$39,963,671	$13,792,084	$20,094,128	$12,710,706
Class N	2,165,397	2,969,709	1,591,555	2,163,369
Class R6	98,091,897	1,973,205	116,641,349	272,798,882
SHARES OUTSTANDING:
Class I	3,995,600	1,338,219	2,128,774	1,370,519
Class N	217,083	289,019	168,987	233,206
Class R6	9,800,397	191,117	12,337,482	29,394,195
NET ASSET VALUE:
Class I	$10.00	$10.31	$9.44	$9.27
Class N	$9.97	$10.28	$9.42	$9.28
Class R6	$10.01	$10.32	$9.45	$9.28

* Includes market value of securities out on loan	$—	$1,372,811	$—	$4,053,488
‡ Cash denominated in foreign currencies at cost	$—	$—	$441,803	$1,802,549

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Assets and Liabilities	September 30, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities, at cost	$787,980,847	$292,301,882	$294,861,119	$9,464,555

Investments in securities, at value*	$935,720,483	$350,025,782	$328,857,642	$10,875,816
Cash	820,184	—	—	—
Cash denominated in foreign currencies‡	397	—	1,021,372	32,295
Deposits with brokers for exchange-traded and centrally cleared derivatives	831,616	348,370	227,002	—
Variation margin on exchange-traded and centrally cleared derivatives	55,446	71,864	40,803	—
Receivables:
Securities sold	—	21,871,825	14,663,309	2,114,347
Foreign tax reclaims	—	—	855,282	—
Dividends	1,193,676	281,278	715,573	9,061
Capital shares sold	963,304	729,379	147,005	1,672
Due from Investment Adviser	—	—	—	24,826
Prepaid expenses	48,042	35,965	36,208	28,789
Total Assets	939,633,148	373,364,463	346,564,196	13,086,806
LIABILITIES:
Due to custodian	—	—	1,245,676	—
Payables:
Securities purchased	820,540	21,216,268	6,991,587	2,126,341
Collateral received on securities loaned	—	24,311,255	—	53,284
Accrued investment advisory fees	176,558	112,008	58,652	—
Accrued distribution fees—Class N	12,005	326	6,279	225
Capital shares redeemed	657,874	359,223	221,630	—
Other accrued expenses and liabilities	299,693	147,326	154,561	79,527
Total Liabilities	1,966,670	46,146,406	8,678,385	2,259,377
Net Assets	$937,666,478	$327,218,057	$337,885,811	$10,827,429

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$729,300,251	$272,376,171	$336,242,408	$12,012,473
Undistributed accumulated net investment income (loss)	10,157,798	1,749,939	6,620,395	81,620
Undistributed accumulated net realized gain (loss)	50,349,291	(4,756,341)	(39,007,788)	(2,678,501)
Net unrealized appreciation (depreciation)	147,859,138	57,848,288	34,030,796	1,411,837
Net Assets	$937,666,478	$327,218,057	$337,885,811	$10,827,429

NET ASSETS:
Class I	$820,914,459	$317,153,905	$272,001,465	$8,783,892
Class N	57,643,678	1,574,173	30,502,392	1,105,269
Class R6	59,108,341	8,489,979	35,381,954	938,268
SHARES OUTSTANDING:
Class I	40,158,763	15,247,228	19,627,772	1,003,384
Class N	2,823,181	76,105	2,207,600	126,465
Class R6	2,895,803	408,690	2,555,356	107,058
NET ASSET VALUE:
Class I	$20.44	$20.80	$13.86	$8.75
Class N	$20.42	$20.68	$13.82	$8.74
Class R6	$20.41	$20.77	$13.85	$8.76

* Includes market value of securities out on loan	$—	$23,686,170	$—	$49,425
‡ Cash denominated in foreign currencies at cost	$429	$—	$1,022,743	$32,099

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Assets and Liabilities	September 30, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities, at cost	$126,011,423	$31,637,268	$81,224,819	$791,848,667

Investments in securities, at value*	$147,426,290	$35,684,661	$87,599,421	$868,891,553
Cash	230,666	—	323,048	—
Cash denominated in foreign currencies‡	—	—	232,708	—
Deposits with brokers for exchange-traded and centrally cleared derivatives	121,300	—	92,697	3,332,126
Variation margin on exchange-traded and centrally cleared derivatives	8,388	—	17,257	218,872
Receivables:
Securities sold	—	1,139,260	2,650,424	—
Foreign tax reclaims	—	—	144,171	—
Dividends	206,411	27,651	192,077	1,088,144
Capital shares sold	43,047	16,523	19,356	675,112
Due from Investment Adviser	—	8,282	1,207	—
Prepaid expenses	30,004	26,098	27,471	88,786
Total Assets	148,066,106	36,902,475	91,299,837	874,294,593
LIABILITIES:
Payables:
Securities purchased	230,660	1,318,578	1,321,544	—
Collateral received on securities loaned	—	1,927,915	—	—
Accrued investment advisory fees	10,849	—	—	116,749
Accrued distribution fees—Class N	33	31	33	45,939
Capital shares redeemed	729	48,915	104,321	551,449
Other accrued expenses and liabilities	75,918	58,332	87,649	265,695
Total Liabilities	318,189	3,353,771	1,513,547	979,832
Net Assets	$147,747,917	$33,548,704	$89,786,290	$873,314,761

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$128,251,807	$30,142,767	$94,425,096	$782,986,089
Undistributed accumulated net investment income (loss)	1,603,587	165,887	1,645,428	8,653,953
Undistributed accumulated net realized gain (loss)	(3,543,524)	(807,343)	(12,688,373)	4,077,459
Net unrealized appreciation (depreciation)	21,436,047	4,047,393	6,404,139	77,597,260
Net Assets	$147,747,917	$33,548,704	$89,786,290	$873,314,761

NET ASSETS:
Class I	$67,396,969	$33,228,798	$33,887,486	$519,983,723
Class N	161,347	154,169	160,105	226,019,660
Class R6	80,189,601	165,737	55,738,699	127,311,378
SHARES OUTSTANDING:
Class I	3,971,690	2,094,916	2,762,443	33,090,713
Class N	9,538	9,764	13,105	14,418,150
Class R6	4,730,865	10,452	4,552,606	8,114,231
NET ASSET VALUE:
Class I	$16.97	$15.86	$12.27	$15.71
Class N	$16.92	$15.79	$12.22	$15.68
Class R6	$16.95	$15.86	$12.24	$15.69

* Includes market value of securities out on loan	$—	$1,879,581	$—	$—
‡ Cash denominated in foreign currencies at cost	$—	$—	$230,480	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Assets and Liabilities	September 30, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at cost	$126,033,880	$49,956,572	$122,128,993	$389,189,014

Investments in securities, at value*	$131,354,654	$50,791,718	$136,649,909	$402,620,881
Cash	—	—	52,017	3,386
Cash denominated in foreign currencies‡	506,310	177,462	302,333	1,536,345
Due from brokers	—	—	1,174,149	4,383,575
Unrealized appreciation on forward foreign currency exchange contracts	—	—	525,485	1,300,717
Unrealized appreciation on OTC swaps	—	—	9,626	187,702
Deposits with brokers for exchange-traded and centrally cleared derivatives	176,400	78,007	2,519,867	9,845,375
Variation margin on exchange-traded and centrally cleared derivatives	32,340	11,780	23,652	—
Receivables:
Securities sold	371	—	5,580,985	338,599
Foreign tax reclaims	91,674	4,810	425,445	1,883,837
Dividends	380,349	66,183	214,463	1,044,835
Capital shares sold	174,200	45,377	540	1,629,969
Due from Investment Adviser	13,743	2,443	—	—
Prepaid expenses	42,407	31,988	29,208	52,716
Total Assets	132,772,448	51,209,768	147,507,679	424,827,937
LIABILITIES:
Due to custodian	147	—	—	—
Due to brokers	—	—	141,949	33,752
Unrealized depreciation on forward foreign currency exchange contracts	—	—	238,115	783,198
Unrealized depreciation on OTC swaps	—	—	9,317	15,276
Variation margin on exchange-traded and centrally cleared derivatives	—	—	—	307,223
Payables:
Securities purchased	—	—	5,657,126	338,471
Collateral received on securities loaned	—	1,090,427	—	—
Accrued investment advisory fees	—	—	22,073	145,621
Accrued shareholder servicing fees	—	—	25,897	101,748
Accrued distribution fees—Class N	3,971	42	348	7,722
Capital shares redeemed	13,676	21,040	—	639,778
Other accrued expenses and liabilities	107,282	89,137	114,664	241,080
Total Liabilities	125,076	1,200,646	6,209,489	2,613,869
Net Assets	$132,647,372	$50,009,122	$141,298,190	$422,214,068

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$126,485,075	$58,930,868	$116,075,582	$402,321,288
Undistributed accumulated net investment income (loss)	1,526,390	717,058	2,528,112	10,358,726
Undistributed accumulated net realized gain (loss)	(696,739)	(10,459,568)	8,145,637	(3,540,282)
Net unrealized appreciation (depreciation)	5,332,646	820,764	14,548,859	13,074,336
Net Assets	$132,647,372	$50,009,122	$141,298,190	$422,214,068

NET ASSETS:
Class I	$96,843,736	$49,612,071	$33,013,383	$370,529,632
Class N	21,135,221	206,668	1,711,684	37,297,237
Class R6	14,668,415	190,383	106,573,123	14,387,199
SHARES OUTSTANDING:
Class I	8,004,942	5,639,656	4,067,125	36,446,082
Class N	1,704,809	22,961	212,001	3,604,797
Class R6	1,213,597	21,705	13,023,243	1,335,884
NET ASSET VALUE:
Class I	$12.10	$8.80	$8.12	$10.17
Class N	$12.40	$9.00	$8.07	$10.35
Class R6	$12.09	$8.77	$8.18	$10.77

* Includes market value of securities out on loan	$—	$1,057,766	$—	$—
‡ Cash denominated in foreign currencies at cost	$505,429	$177,431	$301,001	$1,538,166

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Operations	September 30, 2016

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016
INVESTMENT INCOME:
Dividend income†	$25,134,513	$6,799,281	$10,104,190	$5,602,581
Securities lending income, net	—	1,494,719	—	39,398
Total Income	25,134,513	8,294,000	10,104,190	5,641,979

EXPENSES:
Investment advisory fees	4,023,845	2,339,722	1,489,758	1,297,775
Custody fees	49,089	92,233	61,553	227,256
Administration & accounting fees	289,308	97,728	71,261	46,696
Legal fees	59,460	9,523	22,820	6,572
Audit & tax fees	52,681	50,307	66,483	65,073
Shareholder reporting fees	188,529	128,472	101,538	91,946
Transfer agent fees	604,967	56,035	76,182	77,811
Trustee fees	39,190	10,277	10,443	6,892
Distribution fees—Class N	173,048	21,594	17,226	14,802
Registration fees	113,813	104,540	55,979	51,370
Pricing fee	75	945	20,548	20,980
Other expenses	64,311	61,423	17,340	15,068
Total Expenses	5,658,316	2,972,799	2,011,131	1,922,241

Less fee waivers and/or reimbursements	(184,765)	(329,815)	(276,268)	(438,452)
Net Expenses	5,473,551	2,642,984	1,734,863	1,483,789
Net Investment Income (Loss)	19,660,962	5,651,016	8,369,327	4,158,190

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(78,116,882)	7,524,245	(38,617,504)	(34,439,890)
Foreign currency and foreign currency transactions	—	—	55,117	(79,154)
Forward foreign currency exchange contracts	—	—	—	21,056
Futures contracts	8,818,063	3,647,556	103,916	818,028
Net realized gain (loss)	(69,298,819)	11,171,801	(38,458,471)	(33,679,960)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	134,973,034	87,120,596	37,094,392	58,033,250
Foreign currency and foreign currency translations	—	—	32,122	8,382
Futures contracts	784,521	363,401	77,590	(94,599)
Net change in unrealized appreciation (depreciation)	135,757,555	87,483,997	37,204,104	57,947,033
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	66,458,736	98,655,798	(1,254,367)	24,267,073
Net increase (decrease) in net assets resulting from operations	$86,119,698	$104,306,814	$7,114,960	$28,425,263

† Net of foreign taxes withheld of	$6,231	$746	$910,372	$597,660

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Operations	September 30, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016
INVESTMENT INCOME:
Dividend income†	$1,803,985	$175,984	$3,085,244	$6,021,273
Securities lending income, net	—	40,594	—	28,960
Total Income	1,803,985	216,578	3,085,244	6,050,233

EXPENSES:
Investment advisory fees	272,187	57,097	430,869	1,322,790
Custody fees	23,121	29,155	45,031	275,512
Administration & accounting fees	19,148	2,387	20,243	47,052
Legal fees	1,954	314	1,491	7,785
Audit & tax fees	48,620	48,298	60,357	65,929
Shareholder reporting fees	26,008	5,906	34,118	42,453
Transfer agent fees	33,955	24,878	29,188	24,093
Trustee fees	2,804	1,004	3,019	5,605
Offering costs	5,702	5,664	5,690	8,583
Distribution fees—Class N	3,294	4,105	1,623	3,104
Registration fees	49,101	43,194	45,360	77,330
Pricing fee	159	1,747	14,042	14,154
Other expenses	12,720	2,525	11,796	27,892
Total Expenses	498,773	226,274	702,827	1,922,282

Less fee waivers and/or reimbursements	(159,013)	(150,650)	(208,409)	(475,322)
Net Expenses	339,760	75,624	494,418	1,446,960
Net Investment Income (Loss)	1,464,225	140,954	2,590,826	4,603,273

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(3,244,697)	(32,325)	(6,893,985)	(13,619,072)
Foreign currency and foreign currency transactions	—	—	106,023	(14,285)
Forward foreign currency exchange contracts	—	—	(71,550)	(170,293)
Futures contracts	—	—	192,250	944,829
Net realized gain (loss)	(3,244,697)	(32,325)	(6,667,262)	(12,858,821)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	8,712,424	2,174,304	8,513,807	34,423,158
Foreign currency and foreign currency translations	—	—	3,622	(2,082)
Futures contracts	—	—	28,956	(51,706)
Net change in unrealized appreciation (depreciation)	8,712,424	2,174,304	8,546,385	34,369,370
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	5,467,727	2,141,979	1,879,123	21,510,549
Net increase (decrease) in net assets resulting from operations	$6,931,952	$2,282,933	$4,469,949	$26,113,822

† Net of foreign taxes withheld of	$264	$12	$288,617	$651,154

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Operations	September 30, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016
INVESTMENT INCOME:
Dividend income†	$17,276,301	$3,570,416	$8,146,000	$178,830
Securities lending income, net	—	928,283	—	3,987
Total Income	17,276,301	4,498,699	8,146,000	182,817

EXPENSES:
Investment advisory fees	2,480,522	1,491,402	1,341,750	51,696
Custody fees	49,798	57,797	81,262	48,524
Administration & accounting fees	213,622	71,261	72,084	1,989
Legal fees	64,951	21,186	22,382	3,637
Audit & tax fees	51,413	49,159	74,811	60,140
Shareholder reporting fees	115,348	42,450	55,441	4,793
Transfer agent fees	925,083	316,129	310,003	20,937
Trustee fees	31,443	11,509	10,949	1,029
Distribution fees—Class N	158,302	15,831	83,015	3,302
Registration fees	68,071	66,465	57,482	41,477
Pricing fee	130	1,420	20,461	21,041
Other expenses	45,002	16,148	16,428	2,038
Total Expenses	4,203,685	2,160,757	2,146,068	260,603

Less fee waivers and/or reimbursements	(147,639)	(184,736)	(255,821)	(196,346)
Net Expenses	4,056,046	1,976,021	1,890,247	64,257
Net Investment Income (Loss)	13,220,255	2,522,678	6,255,753	118,560

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	59,677,897	(6,296,128)	(18,013,875)	(1,408,614)
Foreign currency and foreign currency transactions	—	—	(102,143)	(6,165)
Forward foreign currency exchange contracts	—	—	(4,890)	(2,743)
Futures contracts	1,227,713	1,108,053	380,314	—
Net realized gain (loss)	60,905,610	(5,188,075)	(17,740,594)	(1,417,522)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	28,574,404	39,349,708	31,964,240	2,321,734
Foreign currency and foreign currency translations	2	—	73,721	720
Futures contracts	522,112	502,772	210,363	—
Net change in unrealized appreciation (depreciation)	29,096,518	39,852,480	32,248,324	2,322,454
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	90,002,128	34,664,405	14,507,730	904,932
Net increase (decrease) in net assets resulting from operations	$103,222,383	$37,187,083	$20,763,483	$1,023,492

† Net of foreign taxes withheld of	$3,376	$410	$826,463	$16,398

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Operations	September 30, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016
INVESTMENT INCOME:
Dividend income†	$2,505,540	$308,480	$2,052,311	$12,293,280
Securities lending income, net	—	77,629	—	—
Total Income	2,505,540	386,109	2,052,311	12,293,280

EXPENSES:
Investment advisory fees	351,085	122,008	338,066	1,414,034
Custody fees	15,370	17,987	37,006	28,948
Administration & accounting fees	30,153	5,768	18,149	119,447
Legal fees	6,991	1,002	7,311	13,314
Audit & tax fees	48,506	48,068	56,116	50,335
Shareholder reporting fees	16,417	8,135	11,282	71,839
Transfer agent fees	77,132	42,275	43,381	434,497
Trustee fees	4,940	1,509	3,206	14,058
Distribution fees—Class N	403	352	333	330,918
Registration fees	51,510	46,226	46,726	74,186
Pricing fee	114	1,829	20,528	129
Other expenses	7,575	3,290	5,509	55,193
Total Expenses	610,196	298,449	587,613	2,606,898

Less fee waivers and/or reimbursements	(125,515)	(136,358)	(178,612)	(152,969)
Net Expenses	484,681	162,091	409,001	2,453,929
Net Investment Income (Loss)	2,020,859	224,018	1,643,310	9,839,351

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(2,081,306)	(508,214)	(4,786,745)	33,276
Foreign currency and foreign currency transactions	—	—	(72,203)	—
Forward foreign currency exchange contracts	—	—	63,735	—
Futures contracts	173,981	—	(123,992)	5,105,340
Net realized gain (loss)	(1,907,325)	(508,214)	(4,919,205)	5,138,616

Net change in unrealized appreciation (depreciation) on:
Investments in securities	13,449,104	3,235,528	8,304,266	50,606,281
Foreign currency and foreign currency translations	—	—	17,086	—
Futures contracts	70,429	—	22,946	753,157
Net change in unrealized appreciation (depreciation)	13,519,533	3,235,528	8,344,298	51,359,438
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	11,612,208	2,727,314	3,425,093	56,498,054
Net increase (decrease) in net assets resulting from operations	$13,633,067	$2,951,332	$5,068,403	$66,337,405

† Net of foreign taxes withheld of	$10	$119	$226,554	$2,608

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Operations	September 30, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2016
INVESTMENT INCOME:
Dividend income†	$2,201,496	$1,044,540	$4,359,094	$15,713,137
Securities lending income, net	—	5,262	—	—
Total Income	2,201,496	1,049,802	4,359,094	15,713,137

EXPENSES:
Investment advisory fees	282,008	223,702	831,242	2,591,973
Shareholder servicing fees	—	—	294,923	1,168,708
Custody fees	42,976	45,684	57,892	110,628
Administration & accounting fees	14,701	9,067	45,543	125,865
Legal fees	6,030	3,432	24,969	59,653
Audit & tax fees	58,142	61,195	69,949	103,105
Shareholder reporting fees	15,490	15,130	10,518	49,587
Transfer agent fees	73,466	47,188	47,762	406,431
Trustee fees	2,448	2,094	8,195	19,806
Distribution fees—Class N	12,327	321	3,320	92,076
Registration fees	43,664	41,244	48,328	66,969
Pricing fee	20,541	16,525	20,737	20,557
Other expenses	9,838	3,768	14,001	30,494
Total Expenses	581,631	469,350	1,477,379	4,845,852

Less fee waivers and/or reimbursements	(193,971)	(193,575)	(89,444)	(72,812)
Net Expenses	387,660	275,775	1,387,935	4,773,040
Net Investment Income (Loss)	1,813,836	774,027	2,971,159	10,940,097

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(658,231)	(1,932,493)	20,893,288	11,561,003
Foreign currency and foreign currency transactions	(242,085)	52,231	(159,739)	(430,728)
Forward foreign currency exchange contracts	208,234	(151)	6,752,840	28,741,705
Futures contracts	420,342	602,116	2,107,906	1,943,063
Swap contracts	—	—	(378,410)	457,018
Net realized gain (loss)	(271,740)	(1,278,297)	29,215,885	42,272,061

Net change in unrealized appreciation (depreciation) on:
Investments in securities	6,834,764	5,134,362	(6,978,028)	(8,449,068)
Foreign currency and foreign currency translations	2,758	4,218	16,968	271,828
Forward foreign currency exchange contracts	—	—	(1,081,657)	(1,401,567)
Futures contracts	13,398	(15,448)	314,270	1,439,712
Swap contracts	—	—	168,322	(216,773)
Net change in unrealized appreciation (depreciation)	6,850,920	5,123,132	(7,560,125)	(8,355,868)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	6,579,180	3,844,835	21,655,760	33,916,193
Net increase (decrease) in net assets resulting from operations	$8,393,016	$4,618,862	$24,626,919	$44,856,290

† Net of foreign taxes withheld of	$187,473	$122,335	$354,091	$1,320,121

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$19,660,962	$8,821,418	$5,651,016	$244,272
Net realized gain (loss)	(69,298,819)	(17,539,841)	11,171,801	(858,740)
Net change in unrealized appreciation (depreciation)	135,757,555	(42,928,966)	87,483,997	(2,230,520)
Net increase (decrease) in net assets resulting from operations	86,119,698	(51,647,389)	104,306,814	(2,844,988)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,061,842)	(1,256,118)	(70,814)	(32,992)
Class N	(461,951)	(147,772)	(3,819)	(293)
Class R6	(6,699,234)	(289,685)	(401,079)	(274)
Total	(12,223,027)	(1,693,575)	(475,712)	(33,559)
Net realized gain:
Class I	(495)	(1,427,011)	(49)	(159,558)
Class N	(61)	(190,661)	(15)	(25,739)
Class R6	(595)	(294,996)	(209)	(1,122)
Total	(1,151)	(1,912,668)	(273)	(186,419)
Total distributions	(12,224,178)	(3,606,243)	(475,985)	(219,978)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	371,477,654	453,462,208	32,766,802	26,053,038
Reinvestment of distributions	4,979,196	2,314,801	70,815	192,314
Cost of shares redeemed	(267,990,360)	(113,786,483)	(17,559,231)	(6,229,549)
Net increase (decrease) from capital transactions	108,466,490	341,990,526	15,278,386	20,015,803
CLASS N
Proceeds from shares sold	35,135,654	62,739,741	10,910,277	12,604,768
Reinvestment of distributions	461,243	337,887	3,805	25,695
Cost of shares redeemed	(34,612,635)	(11,001,877)	(7,735,264)	(7,706,384)
Net increase (decrease) from capital transactions	984,262	52,075,751	3,178,818	4,924,079
CLASS R6
Proceeds from shares sold	311,854,105	604,806,891	643,974,405	10,426,076
Reinvestment of distributions	6,698,589	584,681	353,862	1,396
Cost of shares redeemed	(131,474,251)	(48,619,870)	(65,223,279)	(105,385)
Net increase (decrease) from capital transactions	187,078,443	556,771,702	579,104,988	10,322,087
Net increase (decrease) in net assets resulting from capital transactions	296,529,195	950,837,979	597,562,192	35,261,969
Total increase (decrease) in net assets	370,424,715	895,584,347	701,393,021	32,197,003

NET ASSETS:
Beginning of period	1,114,227,323	218,642,976	41,808,864	9,611,861
End of period	$1,484,652,038	$1,114,227,323	$743,201,885	$41,808,864

Undistributed accumulated net investment income (loss)	$14,853,381	$7,912,780	$5,118,103	$212,998

The accompanying notes are an integral part of these financial statements.	(continued on p. 179)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	37,047,708	12,425,605	2,165,764	667,089
Shares sold	27,475,415	32,729,614	2,534,955	1,971,201
Shares issued on reinvestment of distributions	364,509	165,579	5,656	14,805
Shares redeemed	(20,076,562)	(8,273,090)	(1,447,505)	(487,331)
Shares outstanding, end of period	44,811,070	37,047,708	3,258,870	2,165,764
CLASS N
Shares outstanding, beginning of period	4,528,366	774,591	463,666	104,362
Shares sold	2,626,755	4,524,196	863,642	958,712
Shares issued on reinvestment of distributions	33,865	24,221	305	1,981
Shares redeemed	(2,545,423)	(794,642)	(627,127)	(601,389)
Shares outstanding, end of period	4,643,563	4,528,366	700,486	463,666
CLASS R6
Shares outstanding, beginning of period	42,554,777	3,162,925	771,282	7,722
Shares sold	23,345,042	42,819,832	53,443,534	771,282
Shares issued on reinvestment of distributions	490,739	41,823	28,241	107
Shares redeemed	(9,779,517)	(3,469,803)	(5,016,786)	(7,829)
Shares outstanding, end of period	56,611,041	42,554,777	49,226,271	771,282

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$8,369,327	$4,484,141	$4,158,190	$3,809,337
Net realized gain (loss)	(38,458,471)	(10,741,439)	(33,679,960)	(10,325,813)
Net change in unrealized appreciation (depreciation)	37,204,104	(24,826,176)	57,947,033	(34,013,618)
Net increase (decrease) in net assets resulting from operations	7,114,960	(31,083,474)	28,425,263	(40,530,094)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(606,011)	(403,490)	(1,291,346)	(141,008)
Class N	(76,115)	(26,584)	(112,201)	(22,750)
Class R6	(3,911,376)	(577,980)	(3,422,346)	(690)
Total	(4,593,502)	(1,008,054)	(4,825,893)	(164,448)
Net realized gain:
Class I	—	(166,855)	—	—
Class N	—	(13,559)	—	—
Class R6	—	(214,047)	—	—
Total	—	(394,461)	—	—
Total distributions	(4,593,502)	(1,402,515)	(4,825,893)	(164,448)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	60,133,163	28,507,436	33,023,607	51,143,674
Reinvestment of distributions	603,182	569,269	1,285,557	141,008
Cost of shares redeemed	(33,973,951)	(11,623,854)	(15,499,794)	(10,102,839)
Net increase (decrease) from capital transactions	26,762,394	17,452,851	18,809,370	41,181,843
CLASS N
Proceeds from shares sold	8,931,867	5,611,389	6,735,342	6,496,864
Reinvestment of distributions	75,447	39,182	112,201	22,750
Cost of shares redeemed	(4,548,689)	(3,746,127)	(4,356,156)	(3,479,794)
Net increase (decrease) from capital transactions	4,458,625	1,904,444	2,491,387	3,039,820
CLASS R6
Proceeds from shares sold	101,522,329	268,169,384	54,236,859	182,921,207
Reinvestment of distributions	3,910,599	792,027	3,421,616	690
Cost of shares redeemed	(47,070,019)	(25,761,136)	(26,043,362)	(11,514,345)
Net increase (decrease) from capital transactions	58,362,909	243,200,275	31,615,113	171,407,552
Net increase (decrease) in net assets resulting from capital transactions	89,583,928	262,557,570	52,915,870	215,629,215
Total increase (decrease) in net assets	92,105,386	230,071,581	76,515,240	174,934,673

NET ASSETS:
Beginning of period	285,968,069	55,896,488	188,989,340	14,054,667
End of period	$378,073,455	$285,968,069	$265,504,580	$188,989,340

Undistributed accumulated net investment income (loss)	$8,595,128	$3,852,002	$3,427,142	$3,917,919

The accompanying notes are an integral part of these financial statements.	(continued on p. 181)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	3,920,915	2,331,110	5,981,726	1,161,585
Shares sold	6,091,979	2,593,860	3,979,169	5,827,607
Shares issued on reinvestment of distributions	57,666	52,661	159,696	14,582
Shares redeemed	(3,393,173)	(1,056,716)	(1,876,878)	(1,022,048)
Shares outstanding, end of period	6,677,387	3,920,915	8,243,713	5,981,726
CLASS N
Shares outstanding, beginning of period	406,162	240,807	549,846	239,916
Shares sold	868,544	501,312	830,399	667,815
Shares issued on reinvestment of distributions	7,220	3,621	13,938	2,355
Shares redeemed	(449,287)	(339,578)	(543,446)	(360,240)
Shares outstanding, end of period	832,639	406,162	850,737	549,846
CLASS R6
Shares outstanding, beginning of period	23,695,163	2,303,191	16,527,847	9,551
Shares sold	10,128,333	23,663,755	6,779,947	17,730,277
Shares issued on reinvestment of distributions	374,578	73,404	425,046	71
Shares redeemed	(4,705,976)	(2,345,187)	(3,196,622)	(1,212,052)
Shares outstanding, end of period	29,492,098	23,695,163	20,536,218	16,527,847

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15
OPERATIONS:
Net investment income (loss)	$1,464,225	$125,314	$140,954	$14,039
Net realized gain (loss)	(3,244,697)	(105,465)	(32,325)	(8,431)
Net change in unrealized appreciation (depreciation)	8,712,424	(1,838,323)	2,174,304	(220,177)
Net increase (decrease) in net assets resulting from operations	6,931,952	(1,818,474)	2,282,933	(214,569)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(29,888)	—	(19,379)	—
Class N	(419)	—	(1,994)	—
Class R6	(227,299)	—	(10,514)	—
Total	(257,606)	—	(31,887)	—
Net realized gain:
Class I	(7,959)	—	—	—
Class N	(210)	—	—	—
Class R6	(56,997)	—	—	—
Total	(65,166)	—	—	—
Total distributions	(322,772)	—	(31,887)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	44,782,939	2,399,875	12,204,726	1,942,079
Reinvestment of distributions	36,936	—	19,379	—
Cost of shares redeemed	(8,474,396)	(187,312)	(1,791,158)	(177,223)
Net increase (decrease) from capital transactions	36,345,479	2,212,563	10,432,947	1,764,856
CLASS N
Proceeds from shares sold	2,304,554	246,921	2,575,146	240,900
Reinvestment of distributions	629	—	1,994	—
Cost of shares redeemed	(413,640)	(102,252)	(127,136)	(100,700)
Net increase (decrease) from capital transactions	1,891,543	144,669	2,450,004	140,200
CLASS R6
Proceeds from shares sold	79,815,885	31,455,583	100,000	3,612,600
Reinvestment of distributions	284,187	—	10,514	—
Cost of shares redeemed	(13,650,502)	(3,069,148)	—	(1,812,600)
Net increase (decrease) from capital transactions	66,449,570	28,386,435	110,514	1,800,000
Net increase (decrease) in net assets resulting from capital transactions	104,686,592	30,743,667	12,993,465	3,705,056
Total increase (decrease) in net assets	111,295,772	28,925,193	15,244,511	3,490,487

NET ASSETS:
Beginning of period	28,925,193	—	3,490,487	—
End of period	$140,220,965	$28,925,193	$18,734,998	$3,490,487

Undistributed accumulated net investment income (loss)	$1,317,000	$131,665	$129,068	$20,214

The accompanying notes are an integral part of these financial statements.	(continued on p. 183)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	221,606	—	184,697	—
Shares sold	4,680,798	240,148	1,352,610	202,916
Shares issued on reinvestment of distributions	3,777	—	2,079	—
Shares redeemed	(910,581)	(18,542)	(201,167)	(18,219)
Shares outstanding, end of period	3,995,600	221,606	1,338,219	184,697
CLASS N
Shares outstanding, beginning of period	14,363	—	13,941	—
Shares sold	245,689	24,461	288,222	23,941
Shares issued on reinvestment of distributions	64	—	214	—
Shares redeemed	(43,033)	(10,098)	(13,358)	(10,000)
Shares outstanding, end of period	217,083	14,363	289,019	13,941
CLASS R6
Shares outstanding, beginning of period	2,833,532	—	180,000	—
Shares sold	8,363,499	3,139,230	9,990	360,000
Shares issued on reinvestment of distributions	29,028	—	1,127	—
Shares redeemed	(1,425,662)	(305,698)	—	(180,000)
Shares outstanding, end of period	9,800,397	2,833,532	191,117	180,000

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15
OPERATIONS:
Net investment income (loss)	$2,590,826	$575,004	$4,603,273	$259,957
Net realized gain (loss)	(6,667,262)	(846,771)	(12,858,821)	(594,460)
Net change in unrealized appreciation (depreciation)	8,546,385	(3,641,376)	34,369,370	(2,421,505)
Net increase (decrease) in net assets resulting from operations	4,469,949	(3,913,143)	26,113,822	(2,756,008)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(140,652)	—	(32,378)	—
Class N	(3,650)	—	—	—
Class R6	(593,342)	—	(749,383)	—
Total	(737,644)	—	(781,761)	—
Total distributions	(737,644)	—	(781,761)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	23,518,732	3,758,322	13,573,964	3,658,322
Reinvestment of distributions	138,694	—	32,123	—
Cost of shares redeemed	(7,008,552)	(322,336)	(4,847,472)	(262,727)
Net increase (decrease) from capital transactions	16,648,874	3,435,986	8,758,615	3,395,595
CLASS N
Proceeds from shares sold	1,605,564	262,560	2,346,427	1,206,418
Reinvestment of distributions	3,650	—	—	—
Cost of shares redeemed	(196,510)	(107,281)	(1,380,915)	(122,033)
Net increase (decrease) from capital transactions	1,412,704	155,279	965,512	1,084,385
CLASS R6
Proceeds from shares sold	85,284,291	49,173,048	261,029,638	18,938,392
Reinvestment of distributions	593,184	—	749,355	—
Cost of shares redeemed	(14,072,933)	(4,122,563)	(28,410,599)	(1,413,989)
Net increase (decrease) from capital transactions	71,804,542	45,050,485	233,368,394	17,524,403
Net increase (decrease) in net assets resulting from capital transactions	89,866,120	48,641,750	243,092,521	22,004,383
Total increase (decrease) in net assets	93,598,425	44,728,607	268,424,582	19,248,375

NET ASSETS:
Beginning of period	44,728,607	—	19,248,375	—
End of period	$138,327,032	$44,728,607	$287,672,957	$19,248,375

Undistributed accumulated net investment income (loss)	$2,530,691	$580,570	$4,444,706	$260,708

The accompanying notes are an integral part of these financial statements.	(continued on p. 185)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE PERIOD 2/11/15*- 9/30/15
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	341,610	—	359,225	—
Shares sold	2,539,093	372,890	1,596,157	389,114
Shares issued on reinvestment of distributions	14,447	—	3,870	—
Shares redeemed	(766,376)	(31,280)	(588,733)	(29,889)
Shares outstanding, end of period	2,128,774	341,610	1,370,519	359,225
CLASS N
Shares outstanding, beginning of period	15,231	—	106,116	—
Shares sold	174,012	25,323	286,357	120,009
Shares issued on reinvestment of distributions	381	—	—	—
Shares redeemed	(20,637)	(10,092)	(159,267)	(13,893)
Shares outstanding, end of period	168,987	15,231	233,206	106,116
CLASS R6
Shares outstanding, beginning of period	4,395,156	—	1,849,302	—
Shares sold	9,392,713	4,790,830	30,840,327	1,985,791
Shares issued on reinvestment of distributions	61,726	—	90,284	—
Shares redeemed	(1,512,113)	(395,674)	(3,385,718)	(136,489)
Shares outstanding, end of period	12,337,482	4,395,156	29,394,195	1,849,302

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$13,220,255	$11,260,175	$2,522,678	$2,676,710
Net realized gain (loss)	60,905,610	60,159,968	(5,188,075)	2,010,388
Net change in unrealized appreciation (depreciation)	29,096,518	(66,301,497)	39,852,480	(10,193,167)
Net increase (decrease) in net assets resulting from operations	103,222,383	5,118,646	37,187,083	(5,506,069)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(8,820,091)	(5,966,543)	(2,497,115)	(520,487)
Class N	(462,621)	(274,098)	(45,047)	—
Class R6	(760,600)	(3,434)	(108,602)	(776)
Total	(10,043,312)	(6,244,075)	(2,650,764)	(521,263)
Net realized gain:
Class I	(62,191,159)	(84,910,757)	(1,362,253)	(34,089,287)
Class N	(4,768,963)	(7,008,345)	(36,403)	(840,081)
Class R6	(4,758,117)	(37,242)	(49,898)	(24,737)
Total	(71,718,239)	(91,956,344)	(1,448,554)	(34,954,105)
Total distributions	(81,761,551)	(98,200,419)	(4,099,318)	(35,475,368)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	164,695,456	211,226,314	66,699,622	161,169,039
Reinvestment of distributions	70,902,935	90,741,389	3,846,424	34,230,950
Cost of shares redeemed	(308,309,640)	(298,024,764)	(96,490,678)	(149,534,654)
Net increase (decrease) from capital transactions	(72,711,249)	3,942,939	(25,944,632)	45,865,335
CLASS N
Proceeds from shares sold	15,961,335	16,481,731	2,771,176	2,574,174
Reinvestment of distributions	5,231,584	7,275,650	81,450	840,081
Cost of shares redeemed	(32,777,173)	(28,023,112)	(9,695,395)	(1,567,273)
Net increase (decrease) from capital transactions	(11,584,254)	(4,265,731)	(6,842,769)	1,846,982
CLASS R6
Proceeds from shares sold	25,052,120	73,727,793	9,126,865	90,053,626
Reinvestment of distributions	5,501,528	40,676	157,097	25,513
Cost of shares redeemed	(35,675,247)	(7,379,515)	(84,209,643)	(3,424,682)
Net increase (decrease) from capital transactions	(5,121,599)	66,388,954	(74,925,681)	86,654,457
Net increase (decrease) in net assets resulting from capital transactions	(89,417,102)	66,066,162	(107,713,082)	134,366,774
Total increase (decrease) in net assets	(67,956,270)	(27,015,611)	(74,625,317)	93,385,337

NET ASSETS:
Beginning of period	1,005,622,748	1,032,638,359	401,843,374	308,458,037
End of period	$937,666,478	$1,005,622,748	$327,218,057	$401,843,374

Undistributed accumulated net investment income (loss)	$10,157,798	$7,544,244	$1,749,939	$1,891,375

The accompanying notes are an integral part of these financial statements.	(continued on p. 187)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	43,794,416	43,544,682	16,557,893	14,280,666
Shares sold	8,413,669	9,913,694	3,530,297	7,627,885
Shares issued on reinvestment of distributions	3,643,522	4,352,105	197,151	1,676,344
Shares redeemed	(15,692,844)	(14,016,065)	(5,038,113)	(7,027,002)
Shares outstanding, end of period	40,158,763	43,794,416	15,247,228	16,557,893
CLASS N
Shares outstanding, beginning of period	3,440,002	3,628,327	431,529	342,381
Shares sold	820,756	775,166	149,541	122,447
Shares issued on reinvestment of distributions	268,699	348,952	4,190	41,282
Shares redeemed	(1,706,276)	(1,312,443)	(509,155)	(74,581)
Shares outstanding, end of period	2,823,181	3,440,002	76,105	431,529
CLASS R6
Shares outstanding, beginning of period	3,158,235	5,987	4,056,213	4,529
Shares sold	1,254,740	3,496,747	473,650	4,213,475
Shares issued on reinvestment of distributions	283,438	1,954	8,069	1,251
Shares redeemed	(1,800,610)	(346,453)	(4,129,242)	(163,042)
Shares outstanding, end of period	2,895,803	3,158,235	408,690	4,056,213

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$6,255,753	$6,496,457	$118,560	$181,332
Net realized gain (loss)	(17,740,594)	(20,031,827)	(1,417,522)	(1,222,390)
Net change in unrealized appreciation (depreciation)	32,248,324	(15,530,299)	2,322,454	(762,821)
Net increase (decrease) in net assets resulting from operations	20,763,483	(29,065,669)	1,023,492	(1,803,879)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,299,494)	(5,801,763)	(182,437)	(65,400)
Class N	(446,579)	(766,472)	(25,974)	(8,023)
Class R6	(549,818)	(2,173)	(7,466)	(894)
Total	(5,295,891)	(6,570,408)	(215,877)	(74,317)
Net realized gain:
Class I	—	(3,099,138)	—	—
Class N	—	(466,349)	—	—
Class R6	—	(1,071)	—	—
Total	—	(3,566,558)	—	—
Total distributions	(5,295,891)	(10,136,966)	(215,877)	(74,317)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	62,967,813	97,248,698	3,221,843	4,293,630
Reinvestment of distributions	4,297,414	8,899,111	182,437	65,400
Cost of shares redeemed	(65,008,082)	(96,079,086)	(1,868,461)	(2,372,015)
Net increase (decrease) from capital transactions	2,257,145	10,068,723	1,535,819	1,987,015
CLASS N
Proceeds from shares sold	5,428,425	7,066,299	589,906	378,938
Reinvestment of distributions	446,579	1,232,821	25,974	8,023
Cost of shares redeemed	(12,243,981)	(8,527,367)	(733,943)	(63,400)
Net increase (decrease) from capital transactions	(6,368,977)	(228,247)	(118,063)	323,561
CLASS R6
Proceeds from shares sold	14,099,786	35,571,124	978,729	1,370
Reinvestment of distributions	549,818	3,244	7,466	894
Cost of shares redeemed	(11,819,504)	(2,500,800)	(207,501)	—
Net increase (decrease) from capital transactions	2,830,100	33,073,568	778,694	2,264
Net increase (decrease) in net assets resulting from capital transactions	(1,281,732)	42,914,044	2,196,450	2,312,840
Total increase (decrease) in net assets	14,185,860	3,711,409	3,004,065	434,644

NET ASSETS:
Beginning of period	323,699,951	319,988,542	7,823,364	7,388,720
End of period	$337,885,811	$323,699,951	$10,827,429	$7,823,364

Undistributed accumulated net investment income (loss)	$6,620,395	$4,894,430	$81,620	$165,138

The accompanying notes are an integral part of these financial statements.	(continued on p. 189)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	19,429,009	18,723,227	797,764	625,023
Shares sold	4,707,160	6,823,888	414,462	424,961
Shares issued on reinvestment of distributions	318,799	637,472	22,607	6,877
Shares redeemed	(4,827,196)	(6,755,578)	(231,449)	(259,097)
Shares outstanding, end of period	19,627,772	19,429,009	1,003,384	797,764
CLASS N
Shares outstanding, beginning of period	2,678,581	2,690,049	136,798	103,336
Shares sold	410,919	497,298	75,999	39,542
Shares issued on reinvestment of distributions	33,178	88,501	3,215	844
Shares redeemed	(915,078)	(597,267)	(89,547)	(6,924)
Shares outstanding, end of period	2,207,600	2,678,581	126,465	136,798
CLASS R6
Shares outstanding, beginning of period	2,346,761	6,435	9,662	9,407
Shares sold	1,051,223	2,511,328	124,721	161
Shares issued on reinvestment of distributions	40,849	233	925	94
Shares redeemed	(883,477)	(171,235)	(28,250)	—
Shares outstanding, end of period	2,555,356	2,346,761	107,058	9,662

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$2,020,859	$1,390,660	$224,018	$131,332
Net realized gain (loss)	(1,907,325)	(1,325,195)	(508,214)	(175,799)
Net change in unrealized appreciation (depreciation)	13,519,533	(783,566)	3,235,528	26,802
Net increase (decrease) in net assets resulting from operations	13,633,067	(718,101)	2,951,332	(17,665)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(560,699)	(570,768)	(152,199)	(14,503)
Class N	(1,335)	(366)	(815)	—
Class R6	(853,432)	(587)	(1,020)	(257)
Total	(1,415,466)	(571,721)	(154,034)	(14,760)
Net realized gain:
Class I	—	(1,895,534)	—	(537,085)
Class N	—	(2,336)	—	(4,583)
Class R6	—	(1,710)	—	(3,495)
Total	—	(1,899,580)	—	(545,163)
Total distributions	(1,415,466)	(2,471,301)	(154,034)	(559,923)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	22,821,824	46,249,904	19,666,884	13,596,226
Reinvestment of distributions	559,771	2,465,957	152,199	551,580
Cost of shares redeemed	(17,607,554)	(94,078,583)	(9,353,481)	(8,271,400)
Net increase (decrease) from capital transactions	5,774,041	(45,362,722)	10,465,602	5,876,406
CLASS N
Proceeds from shares sold	11,765	59,000	35,649	—
Reinvestment of distributions	1,335	2,702	815	4,583
Cost of shares redeemed	(12,929)	(48,058)	(20,665)	—
Net increase (decrease) from capital transactions	171	13,644	15,799	4,583
CLASS R6
Proceeds from shares sold	22,497,954	86,282,195	61,871	—
Reinvestment of distributions	853,432	2,297	1,020	3,752
Cost of shares redeemed	(20,079,953)	(12,835,621)	(9,574)	—
Net increase (decrease) from capital transactions	3,271,433	73,448,871	53,317	3,752
Net increase (decrease) in net assets resulting from capital transactions	9,045,645	28,099,793	10,534,718	5,884,741
Total increase (decrease) in net assets	21,263,246	24,910,391	13,332,016	5,307,153

NET ASSETS:
Beginning of period	126,484,671	101,574,280	20,216,688	14,909,535
End of period	$147,747,917	$126,484,671	$33,548,704	$20,216,688

Undistributed accumulated net investment income (loss)	$1,603,587	$1,077,518	$165,887	$108,541

The accompanying notes are an integral part of these financial statements.	(continued on p. 191)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	3,613,144	6,375,044	1,377,919	998,131
Shares sold	1,410,988	2,855,438	1,356,767	875,065
Shares issued on reinvestment of distributions	34,321	151,565	10,174	35,910
Shares redeemed	(1,086,763)	(5,768,903)	(649,944)	(531,187)
Shares outstanding, end of period	3,971,690	3,613,144	2,094,916	1,377,919
CLASS N
Shares outstanding, beginning of period	9,457	8,660	8,788	8,489
Shares sold	760	3,546	2,361	—
Shares issued on reinvestment of distributions	82	166	55	299
Shares redeemed	(761)	(2,915)	(1,440)	—
Shares outstanding, end of period	9,538	9,457	9,764	8,788
CLASS R6
Shares outstanding, beginning of period	4,517,716	6,337	6,717	6,472
Shares sold	1,409,409	5,283,178	4,295	—
Shares issued on reinvestment of distributions	52,422	141	68	245
Shares redeemed	(1,248,682)	(771,940)	(628)	—
Shares outstanding, end of period	4,730,865	4,517,716	10,452	6,717

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$1,643,310	$1,282,003	$9,839,351	$3,034,473
Net realized gain (loss)	(4,919,205)	(6,843,718)	5,138,616	17,594,621
Net change in unrealized appreciation (depreciation)	8,344,298	(1,536,690)	51,359,438	267,210
Net increase (decrease) in net assets resulting from operations	5,068,403	(7,098,405)	66,337,405	20,896,304

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(284,457)	(1,175,400)	(2,142,472)	(3,243,005)
Class N	(1,787)	(1,938)	(528,218)	(320,128)
Class R6	(826,613)	(1,973)	(591,390)	(2,267)
Total	(1,112,857)	(1,179,311)	(3,262,080)	(3,565,400)
Net realized gain:
Class I	—	(271,071)	(11,772,261)	(4,763,948)
Class N	—	(502)	(3,153,506)	(581,240)
Class R6	—	(428)	(2,966,065)	(2,984)
Total	—	(272,001)	(17,891,832)	(5,348,172)
Total distributions	(1,112,857)	(1,451,312)	(21,153,912)	(8,913,572)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	18,384,546	34,627,692	465,741,590	86,200,229
Reinvestment of distributions	284,457	1,446,199	13,906,906	8,002,469
Cost of shares redeemed	(9,939,845)	(88,358,791)	(141,910,504)	(171,466,612)
Net increase (decrease) from capital transactions	8,729,158	(52,284,900)	337,737,992	(77,263,914)
CLASS N
Proceeds from shares sold	64,921	—	252,592,188	26,517,517
Reinvestment of distributions	1,787	2,440	3,681,724	901,368
Cost of shares redeemed	(14,300)	—	(72,065,267)	(26,705,671)
Net increase (decrease) from capital transactions	52,408	2,440	184,208,645	713,214
CLASS R6
Proceeds from shares sold	28,713,881	58,393,918	133,569,139	—
Reinvestment of distributions	826,613	2,401	3,557,455	5,251
Cost of shares redeemed	(24,296,080)	(7,591,717)	(20,148,273)	—
Net increase (decrease) from capital transactions	5,244,414	50,804,602	116,978,321	5,251
Net increase (decrease) in net assets resulting from capital transactions	14,025,980	(1,477,858)	638,924,958	(76,545,449)
Total increase (decrease) in net assets	17,981,526	(10,027,575)	684,108,451	(64,562,717)

NET ASSETS:
Beginning of period	71,804,764	81,832,339	189,206,310	253,769,027
End of period	$89,786,290	$71,804,764	$873,314,761	$189,206,310

Undistributed accumulated net investment income (loss)	$1,645,428	$1,024,613	$8,653,953	$2,088,036

The accompanying notes are an integral part of these financial statements.	(continued on p. 193)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	2,026,170	6,235,784	10,821,982	15,984,434
Shares sold	1,558,631	2,765,327	30,720,567	5,842,476
Shares issued on reinvestment of distributions	23,724	117,101	967,774	551,514
Shares redeemed	(846,082)	(7,092,042)	(9,419,610)	(11,556,442)
Shares outstanding, end of period	2,762,443	2,026,170	33,090,713	10,821,982
CLASS N
Shares outstanding, beginning of period	8,782	8,584	2,092,861	2,054,040
Shares sold	5,391	—	16,757,391	1,775,969
Shares issued on reinvestment of distributions	150	198	256,209	62,035
Shares redeemed	(1,218)	—	(4,688,311)	(1,799,183)
Shares outstanding, end of period	13,105	8,782	14,418,150	2,092,861
CLASS R6
Shares outstanding, beginning of period	4,102,795	7,321	7,440	7,077
Shares sold	2,438,316	4,688,648	9,221,194	—
Shares issued on reinvestment of distributions	69,173	194	248,079	363
Shares redeemed	(2,057,678)	(593,368)	(1,362,482)	—
Shares outstanding, end of period	4,552,606	4,102,795	8,114,231	7,440

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares for AQR TM International Momentum Style Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$1,813,836	$761,962	$774,027	$1,342,996
Net realized gain (loss)	(271,740)	(542,246)	(1,278,297)	(8,718,405)
Net change in unrealized appreciation (depreciation)	6,850,920	(2,713,287)	5,123,132	(4,655,925)
Net increase (decrease) in net assets resulting from operations	8,393,016	(2,493,571)	4,618,862	(12,031,334)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(763,796)	(709,481)	(1,068,331)	(1,397,556)
Class N	(2,117)	—	(1,572)	—
Class R6	(1,972)	(2,619)	(2,585)	(1,702)
Total	(767,885)	(712,100)	(1,072,488)	(1,399,258)
Net realized gain:
Class I	—	(631,276)	—	—
Class N	—	(3,943)	—	—
Class R6	—	(2,162)	—	—
Total	—	(637,381)	—	—
Total distributions	(767,885)	(1,349,481)	(1,072,488)	(1,399,258)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	64,153,655	17,136,089	27,630,236	52,553,380
Reinvestment of distributions	763,231	1,337,505	1,060,287	1,392,152
Cost of shares redeemed	(8,454,631)	(7,791,797)	(9,817,446)	(83,482,698)
Net increase (decrease) from capital transactions	56,462,255	10,681,797	18,873,077	(29,537,166)

CLASS N
Proceeds from shares sold	20,760,013	40,193	633,630	17,599
Reinvestment of distributions	2,117	3,943	1,572	—
Cost of shares redeemed	(465,768)	(339,848)	(487,514)	(882,569)
Net increase (decrease) from capital transactions	20,296,362	(295,712)	147,688	(864,970)
CLASS R6
Proceeds from shares sold	17,495,519	—	146,181	—
Reinvestment of distributions	1,972	4,781	2,585	1,702
Cost of shares redeemed	(3,654,467)	—	(56,356)	—
Net increase (decrease) from capital transactions	13,843,024	4,781	92,410	1,702
Net increase (decrease) in net assets resulting from capital transactions	90,601,641	10,390,866	19,113,175	(30,400,434)
Total increase (decrease) in net assets	98,226,772	6,547,814	22,659,549	(43,831,026)

NET ASSETS:
Beginning of period	34,420,600	27,872,786	27,349,573	71,180,599
End of period	$132,647,372	$34,420,600	$50,009,122	$27,349,573

Undistributed accumulated net investment income (loss)	$1,526,390	$617,686	$717,058	$921,629

The accompanying notes are an integral part of these financial statements.	(continued on p. 195)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,121,519	2,208,372	3,314,071	6,698,530
Shares sold	5,553,130	1,458,582	3,371,402	5,361,095
Shares issued on reinvestment of distributions	69,133	115,902	134,896	144,865
Shares redeemed	(738,840)	(661,337)	(1,180,713)	(8,890,419)
Shares outstanding, end of period	8,004,942	3,121,519	5,639,656	3,314,071

CLASS N
Shares outstanding, beginning of period	12,556	37,419	6,419	97,323
Shares sold	1,730,261	3,258	73,524	1,781
Shares issued on reinvestment of distributions	187	333	195	—
Shares redeemed	(38,195)	(28,454)	(57,177)	(92,685)
Shares outstanding, end of period	1,704,809	12,556	22,961	6,419

CLASS R6
Shares outstanding, beginning of period	8,096	7,680	9,146	8,969
Shares sold	1,521,529	—	18,922	—
Shares issued on reinvestment of distributions	179	416	330	177
Shares redeemed	(316,207)	—	(6,693)	—
Shares outstanding, end of period	1,213,597	8,096	21,705	9,146

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$2,971,159	$5,680,257	$10,940,097	$16,785,802
Net realized gain (loss)	29,215,885	14,179,971	42,272,061	(2,276,413)
Net change in unrealized appreciation (depreciation)	(7,560,125)	(26,177,167)	(8,355,868)	(46,846,590)
Net increase (decrease) in net assets resulting from operations	24,626,919	(6,316,939)	44,856,290	(32,337,201)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(506,575)	(44,059)	(6,541,592)	(7,468,588)
Class N	(6,423)	(33,397)	(614,398)	(1,067,058)
Class R6	(1,217,400)	(1,362,728)	(656,409)	(3,120,675)
Class Y	(3,414,898)	(4,184,608)	(8,051,362)	(12,814,382)
Total	(5,145,296)	(5,624,792)	(15,863,761)	(24,470,703)
Net realized gain:
Class I	(1,816,068)	(252,903)	(3,956,397)	(12,413,847)
Class N	(43,077)	(201,754)	(441,881)	(1,953,495)
Class R6	(4,517,439)	(7,229,201)	(382,785)	(4,966,615)
Class Y	(11,253,865)	(20,189,254)	(4,100,460)	(19,017,323)
Total	(17,630,449)	(27,873,112)	(8,881,523)	(38,351,280)
Total distributions	(22,775,745)	(33,497,904)	(24,745,284)	(62,821,983)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	2,993,256	36,134,787	128,184,249	152,854,438
Reinvestment of distributions	2,322,643	290,801	9,424,064	17,337,012
Cost of shares redeemed	(7,758,323)	(2,514,719)	(108,490,777)	(60,857,843)
Net increase (decrease) from capital transactions	(2,442,424)	33,910,869	29,117,536	109,333,607

CLASS N
Proceeds from shares sold	978,266	1,427,222	6,615,072	8,515,077
Reinvestment of distributions	49,060	235,151	981,695	2,881,032
Cost of shares redeemed	(192,346)	(1,826,441)	(8,603,919)	(9,639,791)
Net increase (decrease) from capital transactions	834,980	(164,068)	(1,007,152)	1,756,318

CLASS R6
Proceeds from shares sold	11,086,258	10,400,000	13,218,194	1,925,813
Reinvestment of distributions	5,734,839	8,591,929	1,039,194	8,087,290
Cost of shares redeemed	(111,189)	—	(724,458)	(74,041,677)
Cost of shares redeemed in kind (See Note 15)	—	—	(32,220,986)	—
Net increase (decrease) from capital transactions	16,709,908	18,991,929	(18,688,056)	(64,028,574)
CLASS Y (a)
Proceeds from shares sold	—	2,812,030	—	—
Reinvestment of distributions	14,668,763	24,373,862	12,151,822	31,831,705
Cost of shares redeemed	(122,861,157)	(272,727)	(1,143)	(34,988,570)
Cost of shares redeemed in kind (See Note 15)	(99,731,073)	—	(358,280,995)	—
Redemption fees	122,861	5,514	—	35,000
Net increase (decrease) from capital transactions	(207,800,606)	26,918,679	(346,130,316)	(3,121,865)
Net increase (decrease) in net assets resulting from capital transactions	(192,698,142)	79,657,409	(336,707,988)	43,939,486
Total increase (decrease) in net assets	(190,846,968)	39,842,566	(316,596,982)	(51,219,698)

NET ASSETS:
Beginning of period	332,145,158	292,302,592	738,811,050	790,030,748
End of period	$141,298,190	$332,145,158	$422,214,068	$738,811,050

Undistributed accumulated net investment income (loss)	$2,528,112	$4,287,622	$10,358,726	$12,683,216

The accompanying notes are an integral part of these financial statements.	(continued on p. 197)

AQR Funds	Annual Report	September 2016

Statements of Changes in Net Assets	September 30, 2016

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2015

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,380,799	279,524	33,377,117	22,556,156
Shares sold	391,296	4,367,231	13,308,235	14,903,085
Shares issued on reinvestment of distributions	302,087	35,946	985,781	1,742,414
Shares redeemed	(1,007,057)	(301,902)	(11,225,051)	(5,824,538)
Shares outstanding, end of period	4,067,125	4,380,799	36,446,082	33,377,117
CLASS N
Shares outstanding, beginning of period	98,923	127,426	3,703,495	3,527,546
Shares sold	131,671	162,394	673,280	801,790
Shares issued on reinvestment of distributions	6,405	29,284	100,790	284,406
Shares redeemed	(24,998)	(220,181)	(872,768)	(910,247)
Shares outstanding, end of period	212,001	98,923	3,604,797	3,703,495
CLASS R6
Shares outstanding, beginning of period	10,836,304	8,489,461	3,212,966	8,984,668
Shares sold	1,460,127	1,288,724	1,283,890	183,148
Shares issued on reinvestment of distributions	741,067	1,058,119	102,687	770,218
Shares redeemed	(14,255)	—	(70,839)	(6,725,068)
Shares redeemed in kind (See Note 15)	—	—	(3,192,820)	—
Shares outstanding, end of period	13,023,243	10,836,304	1,335,884	3,212,966
CLASS Y (a)
Shares outstanding, beginning of period	26,995,455	23,708,830	34,301,988	34,443,561
Shares sold	—	322,420	—	—
Shares issued on reinvestment of distributions	1,895,655	2,998,015	1,201,960	3,031,591
Shares redeemed	(15,768,729)	(33,810)	—	(3,173,164)
Shares redeemed in kind (See Note 15)	(13,122,381)	—	(35,503,948)	—
Shares outstanding, end of period	—	26,995,455	—	34,301,988

(a)	Class Y closed on April 1, 2016 and May 9, 2016 for AQR International Equity Fund and AQR Global Equity Fund, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains		Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68		0.87	(0.12)		(0.00)	[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)		0.01	(0.06)		(0.06)		(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21		2.36	(0.04)		(0.05)		(0.09)
FOR THE PERIOD 3/26/13[8]-9/30/13	$10.00	0.06	[9]	1.03		1.09	—		—		—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68		0.84	(0.09)		(0.00)	[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)		(0.03)	(0.05)		(0.06)		(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21		2.32	(0.03)		(0.05)		(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.04	[9]	1.05		1.09	—		—		—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68		0.89	(0.14)		(0.00)	[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)		0.01	(0.06)		(0.06)		(0.12)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.32	0.04		0.00	[7]	0.04	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56		1.69	(0.03)		(0.00)	[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[13]	0.02	[14]	0.14	(0.03)		(0.15)		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[15]	0.57		0.62	(0.04)		(0.12)		(0.16)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.03	[9]	1.85		1.88	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55		1.65	(0.00)	[7]	(0.00)	[7]	(0.00)	[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[13]	0.01	[14]	0.10	(0.00)	[7]	(0.15)		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[15]	0.56		0.57	(0.02)		(0.12)		(0.14)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.01	[9]	1.86		1.87	—		—		—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55		1.71	(0.04)		(0.00)	[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[13]	0.00	[7,14]	0.15	(0.04)		(0.15)		(0.19)
FOR THE PERIOD 7/10/14[12]—9/30/14	$12.95	0.01	[15]	(0.61)	[14]	(0.60)	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)		0.17	(0.15)		—		(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[13]	(1.26)		(0.99)	(0.19)		(0.08)		(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01	[14]	0.29	(0.10)		—		(0.10)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.13	[9]	1.15		1.28	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)		0.13	(0.13)		—		(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[13]	(1.25)		(1.01)	(0.15)		(0.08)		(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01	[14]	0.25	(0.08)		—		(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.15	[9]	1.12		1.27	—		—		—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)		0.18	(0.16)		—		(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[13]	(1.28)		(0.98)	(0.21)		(0.08)		(0.29)
FOR THE PERIOD 7/10/14[12]—9/30/14	$11.94	0.13		(0.60)		(0.47)	—		—		—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%
$11.09	10.90%	$18,811	1.80%[10,11]	0.54%	0.54%	1.09%[9]	223%

$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%
$11.09	10.90%	$1,403	4.30%[10,11]	0.79%	0.79%	0.72%[9]	223%

$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[13]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[15]	189%
$11.88	18.80%	$2,184	5.84%[10]	0.75%	0.75%	0.45%[9]	70%

$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[13]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[15]	189%
$11.87	18.70%	$1,381	6.40%[10]	1.00%	1.00%	0.17%[9]	70%

$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[13]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[15]	189%

$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[13]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%
$11.28	12.80%	$15,810	2.16%[10]	0.70%	0.70%	2.25%[9]	218%

$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[13]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%
$11.27	12.70%	$2,154	4.10%[10]	0.95%	0.95%	2.65%[9]	218%

$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[13]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81		0.96	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)		(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.18)		(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81		0.94	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)		(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.19)		(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81		0.97	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)		(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.47	0.05		(0.56)		(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49		0.64	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)		(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48		0.61	(0.03)	(0.01)	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.66)		(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49		0.65	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)		(0.58)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[16]	1.04		1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.05		(0.84)		(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[16]	1.03		1.13	(0.05)	—	(0.05)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.04		(0.84)		(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[16]	1.04		1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.84)		(0.78)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)	[14]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.78)		(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)	[14]	0.14	(0.11)	—	(0.11)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.15		(0.76)		(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)	[14]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.77)		(0.59)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82		0.99	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.21		(1.90)		(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81		0.98	—	—	—
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.19		(1.89)		(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82		1.00	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.22		(1.90)		(1.68)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[10,11]	0.85%	0.85%	3.49%	154%

$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[10,11]	1.10%	1.10%	3.49%	154%

$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[10,11]	0.75%	0.75%	2.09%	154%

$10.00	6.82%	$39,964	0.59%[10]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[10]	0.46%	0.46%	1.20%	207%

$9.97	6.48%	$2,165	0.84%[10]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[10]	0.70%	0.70%	0.99%	207%

$10.01	6.95%	$98,092	0.53%[10]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[10]	0.36%	0.36%	1.33%	207%

$10.31	12.64%	$13,792	1.90%[10]	0.64%	0.64%	1.27%[16]	179%
$9.21	(7.90)%	$1,702	5.66%[10]	0.65%	0.65%	0.77%	98%

$10.28	12.34%	$2,970	2.03%[10]	0.88%	0.88%	1.05%[16]	179%
$9.20	(8.00)%	$128	6.53%[10]	0.92%	0.92%	0.59%	98%

$10.32	12.63%	$1,973	2.29%[10]	0.55%	0.55%	1.26%[16]	179%
$9.22	(7.80)%	$1,660	6.28%[10]	0.57%	0.57%	0.96%	98%

$9.44	1.68%	$20,094	0.81%[10]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[10]	0.61%	0.61%	2.85%	172%

$9.42	1.43%	$1,592	1.07%[10]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[10]	0.81%	0.81%	2.28%	172%

$9.45	1.71%	$116,641	0.72%[10]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[10]	0.51%	0.51%	2.81%	172%

$9.27	12.02%	$12,711	0.94%[10]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[10]	0.77%	0.77%	3.46%	173%

$9.28	11.81%	$2,163	1.20%[10]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[10]	1.03%	1.03%	3.08%	173%

$9.28	12.05%	$272,799	0.87%[10]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[10]	0.67%	0.67%	3.66%	173%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87		2.14	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)		0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12		3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[9]	3.47		3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[17]	2.16		2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.40	0.15		(0.54)		(0.39)	(0.09)	(0.03)	(0.12)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88		2.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)		0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13		3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[9]	3.47		3.56	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.02	0.01	[17]	0.02		0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86		2.15	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)		0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$21.90	0.04		(0.05)	[14]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79		1.94	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[13]	0.26	[14]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,15]	0.73		0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[9]	5.25		5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[17]	2.50		2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.39	0.04		(0.42)		(0.38)	(0.02)	(0.10)	(0.12)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78		1.87	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[13]	0.26	[14]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)	[15]	0.73		0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[9]	5.27		5.30	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.09	0.02	[17]	0.32		0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81		1.94	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[13]	0.29	[14]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[12]—9/30/14	$22.08	0.01	[15]	(0.99)	[14]	(0.98)	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59		0.84	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)		(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[15]	(0.36)		(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[9]	1.98		2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74		2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$13.62	0.29		(2.26)		(1.97)	(0.28)	—	(0.28)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60		0.81	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)		(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[15]	(0.35)		(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[9]	1.92		2.17	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$12.95	—		0.13		0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59		0.86	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)		(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.54	0.05	[15]	(0.65)		(0.60)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%
$19.65	22.35%	$719,389	0.55%[10]	0.49%	0.49%	0.88%[9]	62%
$16.06	17.49%	$490,442	0.58%	0.50%	0.49%	1.69%[17]	68%
$13.89	(2.68)%	$302,755	0.67%	0.50%	0.49%	1.07%	162%

$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%
$19.61	22.18%	$70,265	0.83%[10]	0.74%	0.74%	0.64%[9]	62%
$16.05	0.19%	$58,422	0.82%	0.75%	0.74%	1.19%[17]	68%

$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[13]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[15]	83%
$21.77	32.50%	$242,675	0.68%[10,11]	0.65%	0.65%	0.60%[9]	49%
$16.43	19.62%	$145,770	0.72%	0.66%	0.65%	1.44%[17]	73%
$13.89	(2.62)%	$100,534	0.85%	0.66%	0.65%	0.26%	121%

$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[13]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[15]	83%
$21.73	32.26%	$1,668	4.82%[10,11]	0.90%	0.90%	0.18%[9]	49%
$16.43	2.11%	$10	135.33%[18]	0.90%	0.90%	3.36%[17]	73%

$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[13]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[15]	83%

$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[15]	98%
$15.29	16.81%	$219,002	0.73%[10]	0.65%	0.65%	2.09%[9]	76%
$13.09	17.92%	$127,673	0.80%	0.66%	0.65%	2.41%	116%
$11.37	(14.42)%	$77,225	0.97%	0.66%	0.65%	2.23%	203%

$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[15]	98%
$15.25	16.59%	$41,503	1.03%[10]	0.90%	0.90%	2.28%[9]	76%
$13.08	1.00%	$11	132.42%[18]	0.90%	0.90%	0.25%	116%

$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[15]	98%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]						Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations		Distributions from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.29	0.10		0.59		0.69		(0.23)		—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)		(1.64)		(0.09)		—	(0.09)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.07)		0.02		—		—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.27	0.09		0.59		0.68		(0.21)		—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)		(1.66)		(0.08)		—	(0.08)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.08)		0.01		—		—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.14		0.56		0.70		(0.24)		—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)		(1.62)		(0.10)		—	(0.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.63	0.05		(0.66)	[14]	(0.61)		—		—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[16]	1.35		1.58		(0.15)		—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)		(0.01)		(0.08)		(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36		2.45		(0.04)		(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[9]	2.38		2.47		—		—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.17		1.36		(0.14)		(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[16]	1.36		1.56		(0.14)		—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)		(0.05)		(0.04)		(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37		2.41		(0.01)		(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[9]	2.37		2.44		—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.12	0.01	[17]	0.00	[7]	0.01		—		—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[16]	1.36		1.60		(0.19)		—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)		0.00	[7]	(0.09)		(0.27)	(0.36)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.78	0.03		0.09		0.12		—		—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33		1.45		(0.10)		—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[13]	0.23	[14]	0.34		(0.01)		(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15		0.16		(0.04)		(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[9]	3.65		3.70		—		—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.11		1.30		(0.15)		—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33		1.43		(0.08)		—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[13]	0.24	[14]	0.31		—		(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14		0.11		(0.00)	[7]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[9]	3.63		3.66		—		—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$10.91	0.02	[17]	0.22		0.24		—		—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34		1.48		(0.12)		—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[13]	0.24	[14]	0.36		(0.04)		(0.54)	(0.58)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.45	0.01		(0.74)	[14]	(0.73)		—		—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.75	8.53%	$8,784	2.75%	0.65%	0.65%	1.26%	155%
$8.29	(16.45)%	$6,612	2.92%	0.75%	0.75%	2.06%	159%
$10.02	0.20%	$6,260	4.03%[10,11]	0.80%	0.80%	2.27%	72%

$8.74	8.38%	$1,105	2.95%	0.89%	0.89%	1.10%	155%
$8.27	(16.72)%	$1,132	3.17%	1.00%	1.00%	1.68%	159%
$10.01	0.10%	$1,034	4.18%[10,11]	1.05%	1.05%	2.13%	72%

$8.76	8.63%	$938	2.69%	0.60%	0.60%	1.69%	155%
$8.30	(16.34)%	$80	3.02%	0.66%	0.66%	1.93%	159%
$10.02	(5.74)%	$94	3.73%[10,11]	0.70%	0.70%	2.01%	72%

$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[16]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%
$13.60	22.19%	$21,709	1.41%[10,11]	0.54%	0.54%	1.00%[9]	178%
$11.13	13.67%	$6,041	4.57%	0.55%	0.54%	1.89%[17]	93%

$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[16]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%
$13.57	21.92%	$115	4.11%[10,11]	0.79%	0.79%	0.71%[9]	178%
$11.13	0.09%	$10	15.32%[18]	0.79%	0.79%	2.41%[17]	93%

$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[16]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[13]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%
$14.85	33.18%	$6,764	2.67%[10,11]	0.70%	0.70%	0.49%[9]	81%
$11.15	13.01%	$3,435	5.77%	0.71%	0.70%	1.91%[17]	93%

$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[13]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%
$14.81	32.83%	$122	5.05%[10,11]	0.95%	0.95%	0.26%[9]	81%
$11.15	2.20%	$10	12.32%	0.95%	0.95%	4.19%[17]	93%

$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[13]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49		0.72	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)		(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[15]	(0.10)		0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74		1.94	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.23		1.22		1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51		0.70	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)		(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[15]	(0.08)		0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71		1.91	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.14	—		0.10		0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50		0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)		(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.66	0.03	[15]	(0.60)		(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70		1.97	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04		1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79		1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89		2.04	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.14	[17]	0.10		0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70		1.93	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05		1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79		1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88		2.01	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08	[17]	0.15		0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69		1.98	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03		1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[12]—9/30/14	$14.13	0.02		(0.08)	[14]	(0.06)	—	—	—
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09		1.38	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)		(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47		0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98		1.21	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.67		0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09		1.39	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)		(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47		0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99		1.19	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.68		0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03		1.39	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)		(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[12]—9/30/14	$13.02	0.03		(0.68)	[14]	(0.65)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[15]	185%
$13.18	17.26%	$17,418	2.31%[10,11]	0.70%	0.70%	2.14%	154%
$11.24	14.46%	$5,739	5.28%	0.71%	0.70%	2.38%	131%

$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[15]	185%
$13.15	16.99%	$111	5.00%[10,11]	0.95%	0.95%	2.19%	154%
$11.24	0.90%	$10	15.82%[18]	0.95%	0.95%	0.15%	131%

$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[15]	185%

$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%
$12.20	20.08%	$155,660	0.93%[10]	0.52%	0.52%	1.69%	106%
$10.16	2.34%	$7,842	3.90%	0.75%	0.75%	2.90%[17]	141%

$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%
$12.19	19.74%	$20,736	1.48%[10]	0.77%	0.77%	1.44%	106%
$10.18	2.29%	$421	9.36%	1.00%	1.00%	1.70%[17]	141%

$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%
$11.88	11.34%	$17,631	2.01%[10,11]	0.73%	0.73%	2.68%	115%
$10.67	7.69%	$5,366	5.00%	0.90%	0.90%	1.91%	81%

$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%
$11.88	11.13%	$1,153	4.15%[10,11]	1.00%	1.00%	2.34%	115%
$10.69	7.62%	$850	6.96%	1.15%	1.15%	1.61%	81%

$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69		0.85	(0.26)	—		(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)		(2.07)	(0.18)	—		(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[15]	0.03	[14]	0.28	(0.09)	(0.00)	[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)		(0.65)	—	—		—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.94		1.04	(0.09)	(0.03)		(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70		0.85	(0.19)	—		(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)		(2.11)	—	—		—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[15]	0.08	[14]	0.26	(0.07)	(0.00)	[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)		(0.67)	—	—		—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.94		1.02	(0.06)	(0.03)		(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67		0.84	(0.28)	—		(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)		(2.06)	(0.19)	—		(0.19)
FOR THE PERIOD 9/02/14[12]—9/30/14	$11.15	0.03	[15]	(0.72)		(0.69)	—	—		—
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76		0.86	(0.12)	(0.42)		(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[13]	(0.23)		(0.11)	(0.15)	(0.85)		(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[15]	1.13		1.28	(0.39)	(5.31)		(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84		1.98	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69		1.89	(0.29)	(0.24)		(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.21		(0.95)		(0.74)	(0.11)	(0.13)		(0.24)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72		0.82	(0.06)	(0.42)		(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[13]	(0.23)		(0.13)	(0.14)	(0.85)		(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[15]	1.12		1.24	(0.35)	(5.31)		(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84		1.95	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70		1.86	(0.27)	(0.24)		(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.16		(0.94)		(0.78)	(0.09)	(0.13)		(0.22)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75		0.87	(0.12)	(0.42)		(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[13]	(0.24)		(0.10)	(0.16)	(0.85)		(1.01)
FOR THE PERIOD 1/08/14[12]—9/30/14	$8.70	0.15	[15]	0.11		0.26	—	—		—
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21		0.67		0.88	(0.20)	(0.12)		(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)		(0.50)	(0.33)	(0.55)		(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[15]	(0.09)		0.19	(0.22)	(0.86)		(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47		1.64	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76		1.96	(0.32)	—		(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.45	0.21		(1.78)		(1.57)	(0.21)	(0.07)		(0.28)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19		0.68		0.87	(0.17)	(0.12)		(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)		(0.53)	(0.30)	(0.55)		(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[15]	(0.10)		0.15	(0.20)	(0.86)		(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50		1.63	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76		1.95	(0.28)	—		(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.61	0.20		(1.83)		(1.63)	(0.15)	(0.07)		(0.22)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16		0.77		0.93	(0.20)	(0.12)		(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)		(0.50)	(0.35)	(0.55)		(0.90)
FOR THE PERIOD 1/08/14[12]—9/30/14	$12.08	0.34	[15]	(0.86)		(0.52)	—	—		—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[15]	124%
$10.27	(5.95)%	$29,471	2.08%[10]	0.96%	0.96%	2.55%	181%
$10.92	10.39%	$5,402	4.14%	1.15%	1.15%	1.92%	38%

$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[15]	124%
$10.26	(6.13)%	$2,594	3.50%[10]	1.25%	1.25%	2.06%	181%
$10.93	10.22%	$1,804	5.41%	1.40%	1.40%	1.67%	38%

$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[15]	124%

$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[13]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[15]	90%
$13.33	17.44%	$1,263	2.27%[10,11]	0.95%	0.95%	1.46%	71%
$11.35	18.95%	$626	1.41%	0.95%	0.94%	1.83%	87%
$9.99	(6.68)%	$2,103	2.03%	0.96%	0.95%	1.90%	59%

$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[13]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[15]	90%
$13.27	17.23%	$712	3.06%[10,11]	1.25%	1.25%	1.14%	71%
$11.32	18.67%	$518	1.87%	1.25%	1.24%	1.51%	87%
$9.97	(7.03)%	$2,019	3.22%	1.27%	1.26%	1.46%	59%

$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[13]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[15]	90%

$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[15]	71%
$11.88	16.02%	$241,467	0.90%[10]	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.91%	0.90%	2.17%	74%
$8.60	(15.00)%	$138,229	0.94%	0.94%	0.93%	2.13%	60%

$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[15]	71%
$12.06	15.63%	$32,011	1.29%[10]	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.28%	1.27%	2.00%	74%
$8.76	(15.27)%	$1,167	2.18%	1.35%	1.34%	1.96%	60%

$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[15]	71%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares
[7]	Amount is less than $.005 per share.
[8]	Commencement of operations.
[9]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.01	0.10
AQR International Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.13	2.08
AQR International Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.01	0.10
AQR International Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.21	1.97
AQR International Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.01	0.14

[10]	Certain expenses incurred by the Fund were not annualized for the period.
[11]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[12]	Commencement of offering of shares.
[13]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.13	1.05
AQR International Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.25	2.28
AQR International Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.22	2.02
AQR International Multi-Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.10	0.66
AQR Global Equity Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.10	1.26
AQR Global Equity Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.08	0.95
AQR Global Equity Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.12	1.46

[14]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Financial Highlights	September 30, 2016

[15]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[16]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

[17]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[18]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Each Fund offers Class I, N and R6 shares. On April 1, 2016 and May 9, 2016, AQR International Equity Fund and AQR Global Equity Fund closed Class Y shares, respectively.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances or owned to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2016, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Funds’ Statements of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Funds’ Statements of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations.

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. This amount is recorded as Securities lending income, net on the Statements of Operations. Certain of the

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The following table presents the liabilities under the outstanding securities lending transactions as of September 30, 2016, on the basis of the nature, characteristics and risks associated with the investment of the cash collateral received in a money market fund, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

FUND	COMMON STOCKS (OVERNIGHT& CONTINUOUS)	TOTAL BORROWINGS

AQR Small Cap Multi-Style Fund	$66,623,428	$66,623,428
AQR Emerging Multi-Style Fund	4,314,790	4,314,790
AQR TM Small Cap Multi-Style Fund	1,409,090	1,409,090
AQR TM Emerging Multi-Style Fund	4,165,729	4,165,729
AQR Small Cap Momentum Style Fund	24,311,255	24,311,255
AQR Emerging Momentum Style Fund	53,284	53,284
AQR TM Small Cap Momentum Style Fund	1,927,915	1,927,915
AQR Emerging Defensive Style Fund	1,090,427	1,090,427

The securities lending transactions are governed by a Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A., which is not considered to be master netting arrangements. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 7 of the Notes to Financial Statements.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,418,515,700	$—	$—	$1,418,515,700
Short-Term Investment	—	60,826,775	—	60,826,775
Futures Contracts*	503,949	—	—	503,949

Total Assets	$1,419,019,649	$60,826,775	$—	$1,479,846,424
AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$717,605,397	$—	$—	$717,605,397
Securities Lending Collateral	—	66,623,428	—	66,623,428
Short-Term Investment	—	24,020,775	—	24,020,775
Futures Contracts*	363,401	—	—	363,401

Total Assets	$717,968,798	$90,644,203	$—	$808,613,001
AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$29,392,278	$331,521,660	$—	$360,913,938
Preferred Stocks	—	598,573	—	598,573
Short-Term Investment	—	13,089,190	—	13,089,190
Futures Contracts*	77,590	—	—	77,590

Total Assets	$29,469,868	$345,209,423	$—	$374,679,291
AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$78,680,150	$172,327,352	$—	$251,007,502
Preferred Stocks†	4,902,117	—	—	4,902,117
Securities Lending Collateral	—	4,314,790	—	4,314,790
Short-Term Investment	—	10,327,810	—	10,327,810

Total Assets	$83,582,267	$186,969,952	$—	$270,552,219

LIABILITIES
Futures Contracts*	$(94,599)	$—	$—	$(94,599)

Total Liabilities	$(94,599)	$—	$—	$(94,599)
AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$134,467,919	$—	$—	$134,467,919
Exchange-Traded Funds	3,952,017	—	—	3,952,017
Short-Term Investment	—	1,539,169	—	1,539,169

Total Assets	$138,419,936	$1,539,169	$—	$139,959,105

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$17,792,888	$—	$—		$17,792,888
Exchange-Traded Funds	706,383	—	—		706,383
Securities Lending Collateral	—	1,409,090	—		1,409,090
Short-Term Investment	—	276,531	—		276,531

Total Assets	$18,499,271	$1,685,621	$—		$20,184,892
AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$10,659,315	$122,447,210	$—		$133,106,525
Preferred Stocks†	—	175,434	—		175,434
Short-Term Investment	—	3,849,890	—		3,849,890
Futures Contracts*	28,956	—	—		28,956

Total Assets	$10,688,271	$126,472,534	$—		$137,160,805
AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$85,070,758	$187,484,889	$—		$272,555,647
Preferred Stocks†	6,082,893	—	—		6,082,893
Securities Lending Collateral	—	4,165,729	—		4,165,729
Short-Term Investment	—	6,579,902	—		6,579,902

Total Assets	$91,153,651	$198,230,520	$—		$289,384,171

LIABILITIES
Futures Contracts*	$(51,706)	$—	$—		$(51,706)

Total Liabilities	$(51,706)	$—	$—		$(51,706)
AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$909,853,829	$—	$—		$909,853,829
Short-Term Investment	—	25,866,654	—		25,866,654
Futures Contracts*	119,534	—	—		119,534

Total Assets	$909,973,363	$25,866,654	$—		$935,840,017
AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$316,916,598	$—	$—	(a)	$316,916,598
Rights	—	—	8,647		8,647
Securities Lending Collateral	—	24,311,255	—		24,311,255
Short-Term Investment	—	8,789,282	—		8,789,282
Warrants	—	—	—	(a)	–(a )
Futures Contracts*	124,388	—	—		124,388

Total Assets	$317,040,986	$33,100,537	$8,647		$350,150,170
AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$45,974,971	$282,839,951	$42,720		$328,857,642
Futures Contracts*	30,166	—	—		30,166

Total Assets	$46,005,137	$282,839,951	$42,720		$328,887,808

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,729,176	$7,570,427	$—	(a)	$10,299,603
Exchange-Traded Funds	213,540	—	—		213,540
Preferred Stocks†	195,346	—	—		195,346
Securities Lending Collateral	—	53,284	—		53,284
Short-Term Investment	—	114,043	—		114,043

Total Assets	$3,138,062	$7,737,754	$—	(a)	$10,875,816
AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$143,197,226	$—	$—		$143,197,226
Short-Term Investment	—	4,229,064	—		4,229,064
Futures Contracts*	21,180	—	—		21,180

Total Assets	$143,218,406	$4,229,064	$—		$147,447,470
AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$32,496,208	$—	$—		$32,496,208
Exchange-Traded Funds	755,818	—	—		755,818
Securities Lending Collateral	—	1,927,915	—		1,927,915
Short-Term Investment	—	504,720	—		504,720

Total Assets	$33,252,026	$2,432,635	$—		$35,684,661
AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$13,615,813	$73,562,876	$1,489		$87,180,178
Short-Term Investment	—	419,243	—		419,243
Futures Contracts*	22,946	—	—		22,946

Total Assets	$13,638,759	$73,982,119	$1,489		$87,622,367
AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$784,404,355	$—	$—		$784,404,355
Short-Term Investment	—	84,487,198	—		84,487,198
Futures Contracts*	554,374	—	—		554,374

Total Assets	$784,958,729	$84,487,198	$—		$869,445,927
AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$15,382,003	$111,239,707	$—		$126,621,710
Preferred Stocks†	—	658,339	—		658,339
Short-Term Investment	—	4,074,605	—		4,074,605
Futures Contracts*	13,398	—	—		13,398

Total Assets	$15,395,401	$115,972,651	$—		$131,368,052

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$11,158,233	$36,331,117	$—	$47,489,350
Preferred Stocks†	32,854	—	—	32,854
Securities Lending Collateral	—	1,090,427	—	1,090,427
Short-Term Investment	—	2,179,087	—	2,179,087

Total Assets	$11,191,087	$39,600,631	$—	$50,791,718

LIABILITIES
Futures Contracts*	$(13,420)	$—	$—	$(13,420)

Total Liabilities	$(13,420)	$—	$—	$(13,420)
AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$79,896,844	$48,642,456	$7,798	$128,547,098
Preferred Stocks†	—	44,247	—	44,247
Short-Term Investment	—	8,058,564	—	8,058,564
Forward Foreign Currency Exchange Contracts*	—	525,485	—	525,485
Total Return Swap Contracts*	—	9,626	—	9,626

Total Assets	$79,896,844	$57,280,378	$7,798	$137,185,020

LIABILITIES
Futures Contracts*	$(380,292)	$—	$—	$(380,292)
Forward Foreign Currency Exchange Contracts*	—	(238,115)	—	(238,115)
Total Return Swap Contracts*	—	(9,317)	—	(9,317)

Total Liabilities	$(380,292)	$(247,432)	$—	$(627,724)
AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$375,147,101	$11,604	$375,158,705
Preferred Stocks†	—	1,524,324	—	1,524,324
Short-Term Investments	—	25,937,852	—	25,937,852
Forward Foreign Currency Exchange Contracts*	—	1,300,717	—	1,300,717
Total Return Swap Contracts*	—	187,702	—	187,702

Total Assets	$—	$404,097,696	$11,604	$404,109,300

LIABILITIES
Futures Contracts*	$(1,031,834)	$—	$—	$(1,031,834)
Forward Foreign Currency Exchange Contracts*	—	(783,198)	—	(783,198)
Total Return Swap Contracts*	—	(15,276)	—	(15,276)

Total Liabilities	$(1,031,834)	$(798,474)	$—	$(1,830,308)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended September 30, 2016, the amount of securities transferred from Level 2 into Level 1 for the AQR Global Equity Fund and AQR TM Large Cap Momentum Style Fund was $307,837 and $82,274, respectively. There were no transfers of investments between levels for any of the remaining Funds.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

At September 30, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Emerging Momentum Style Fund are valued by pricing vendors or brokers. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCKS
Balance as of September 30, 2015	$56,058
Accrued discounts/(premiums)	—
Realized gain/(loss)	(21,499)
Change in unrealized appreciation/(depreciation)	(11,484)
Purchases[1]	—
Sales[2]	(23,075)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2016	$— (a)
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2016	$(14,414)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At September 30, 2016, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,379,871,660	$124,031,756	$(24,560,941)	$99,470,815
AQR Small Cap Multi-Style Fund	724,888,776	100,314,302	(16,953,478)	83,360,824
AQR International Multi-Style Fund	363,102,897	26,921,077	(15,422,273)	11,498,804
AQR Emerging Multi-Style Fund	249,637,798	28,793,408	(7,878,987)	20,914,421
AQR TM Large Cap Multi-Style Fund	133,334,356	9,267,655	(2,642,906)	6,624,749
AQR TM Small Cap Multi-Style Fund	18,239,754	2,406,089	(460,951)	1,945,138
AQR TM International Multi-Style Fund	132,540,904	9,560,378	(4,969,433)	4,590,945
AQR TM Emerging Multi-Style Fund	259,418,925	36,118,475	(6,153,229)	29,965,246
AQR Large Cap Momentum Style Fund	787,887,104	153,483,634	(5,650,255)	147,833,379
AQR Small Cap Momentum Style Fund	292,516,966	62,248,545	(4,739,729)	57,508,816
AQR International Momentum Style Fund	295,624,665	37,449,265	(4,216,288)	33,232,977

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Emerging Momentum Style Fund	$9,572,734	$1,511,780	$(208,698)	$1,303,082
AQR TM Large Cap Momentum Style Fund	125,995,617	22,536,216	(1,105,543)	21,430,673
AQR TM Small Cap Momentum Style Fund	31,679,981	5,018,353	(1,013,673)	4,004,680
AQR TM International Momentum Style Fund	81,385,716	9,150,754	(2,937,049)	6,213,705
AQR Large Cap Defensive Style Fund	792,059,988	84,378,734	(7,547,169)	76,831,565
AQR International Defensive Style Fund	126,450,661	8,181,290	(3,277,297)	4,903,993
AQR Emerging Defensive Style Fund	50,041,831	4,353,449	(3,603,562)	749,887
AQR Global Equity Fund	123,542,047	16,735,327	(3,627,465)	13,107,862
AQR International Equity Fund	392,521,404	31,621,582	(21,522,105)	10,099,477

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), non-taxable dividends from fund investments including Real Estate Investment Trusts (“REITs”).

As of September 30, 2016, the components of net assets (excluding paid in capital) on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR (TAX BASIS CAPITAL LOSS CARRYFORWARDS)	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Large Cap Multi-Style Fund	$14,853,381	$(12,795,817)	$99,470,816	$(73,038,066)	$—	$28,490,314
AQR Small Cap Multi-Style Fund	15,446,574	2,402,383	83,360,825	—	—	101,209,782
AQR International Multi-Style Fund	9,442,451	(11,343,545)	11,497,614	(38,554,116)	—	(28,957,596)
AQR Emerging Multi-Style Fund	4,958,141	(9,999,246)	20,918,113	(33,588,415)	—	(17,711,407)
AQR TM Large Cap Multi-Style Fund	1,317,560	—	6,624,749	(3,139,410)	—	4,802,899
AQR TM Small Cap Multi-Style Fund	130,224	(3,041)	1,945,138	(23,687)	—	2,048,634
AQR TM International Multi-Style Fund	2,812,233	(626,421)	4,592,231	(6,945,984)	—	(167,941)
AQR TM Emerging Multi-Style Fund	6,394,004	(587,446)	29,963,836	(13,176,788)	—	22,593,606
AQR Large Cap Momentum Style Fund	10,157,798	50,375,082	147,833,347	—	—	208,366,227
AQR Small Cap Momentum Style Fund	1,823,249	(4,410,052)	57,508,816	(80,127)	—	54,841,886
AQR International Momentum Style Fund	7,252,194	(20,675,380)	33,237,085	(18,170,496)	—	1,643,403
AQR Emerging Momentum Style Fund	143,455	(1,349,877)	1,303,658	(1,282,280)	—	(1,185,044)
AQR TM Large Cap Momentum Style Fund	1,603,587	(1,462,628)	21,430,673	(2,075,522)	—	19,496,110
AQR TM Small Cap Momentum Style Fund	177,822	(252,974)	4,004,680	(523,591)	—	3,405,937
AQR TM International Momentum Style Fund	1,785,783	(7,459,290)	6,220,296	(5,185,595)	—	(4,638,806)
AQR Large Cap Defensive Style Fund	9,932,425	3,564,682	76,831,565	—	—	90,328,672
AQR International Defensive Style Fund	1,552,780	(218,107)	4,902,467	(74,843)	—	6,162,297
AQR Emerging Defensive Style Fund	726,394	(10,204,390)	748,925	(192,675)	—	(8,921,746)
AQR Global Equity Fund	3,014,432	10,008,489	12,205,178	—	(5,491)	25,222,608
AQR International Equity Fund	12,078,846	5,505,559	2,308,375	—	—	19,892,780

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

The differences between book basis and tax basis components of net assets are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles and capital loss carry forwards.

As of September 30, 2016, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN(LOSS) ON INVESTMENTS	PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund	$(497,334)	$497,334	$—
AQR Small Cap Multi-Style Fund	(270,199)	270,199	—
AQR International Multi-Style Fund	967,301	(967,301)	—
AQR Emerging Multi-Style Fund	176,926	(175,464)	(1,462)
AQR TM Large Cap Multi-Style Fund	(21,284)	26,986	(5,702)
AQR TM Small Cap Multi-Style Fund	(213)	5,940	(5,727)
AQR TM International Multi-Style Fund	96,939	(90,722)	(6,217)
AQR TM Emerging Multi-Style Fund	362,486	(353,902)	(8,584)
AQR Large Cap Momentum Style Fund	(563,389)	563,389	—
AQR Small Cap Momentum Style Fund	(13,350)	13,350	—
AQR International Momentum Style Fund	766,103	(766,103)	—
AQR Emerging Momentum Style Fund	13,799	(13,799)	—
AQR TM Large Cap Momentum Style Fund	(79,324)	79,324	—
AQR TM Small Cap Momentum Style Fund	(12,638)	12,638	—
AQR TM International Momentum Style Fund	90,362	(90,362)	—
AQR Large Cap Defensive Style Fund	(11,354)	11,354	—
AQR International Defensive Style Fund	(137,247)	137,247	—
AQR Emerging Defensive Style Fund	93,890	(93,890)	—
AQR Global Equity Fund	414,627	(13,679,802)	13,265,175
AQR International Equity Fund	2,599,174	(35,358,418)	32,759,244

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividend redesignations and the difference in tax treatment of certain foreign currency transactions, PFIC investments, nontaxable dividends from fund investments including REITs, securities distributed for redemption of shares and certain non-deductible expenses.

The tax character of distributions paid during the fiscal year-ends or periods September 30, 2016 and September 30, 2015 were as follows:

	SEPTEMBER 30, 2016		SEPTEMBER 30, 2015
FUND	ORDINARY INCOME	CAPITAL GAINS	ORDINARY INCOME	CAPITAL GAINS
AQR Large Cap Multi-Style Fund	$12,223,105	$1,073	$2,933,755	$672,488
AQR Small Cap Multi-Style Fund	475,784	201	131,837	88,141
AQR International Multi-Style Fund	4,593,502	—	1,324,144	78,371
AQR Emerging Multi-Style Fund	4,825,893	—	164,448	—
AQR TM Large Cap Multi-Style Fund	322,482	290	—	—
AQR TM Small Cap Multi-Style Fund	31,887	—	—	—
AQR TM International Multi-Style Fund	737,644	—	—	—
AQR TM Emerging Multi-Style Fund	781,761	—	—	—
AQR Large Cap Momentum Style Fund	10,043,312	71,718,239	24,560,783	73,639,636
AQR Small Cap Momentum Style Fund	2,518,013	1,581,305	7,189,881	28,285,487
AQR International Momentum Style Fund	5,295,891	—	6,554,908	3,582,058
AQR Emerging Momentum Style Fund	215,877	—	74,317	—
AQR TM Large Cap Momentum Style Fund	1,415,466	—	1,263,697	1,207,604
AQR TM Small Cap Momentum Style Fund	154,034	—	13,062	546,861
AQR TM International Momentum Style Fund	1,112,857	—	1,179,477	271,835
AQR Large Cap Defensive Style Fund	5,340,787	15,813,125	6,386,436	2,527,136
AQR International Defensive Style Fund	767,885	—	862,765	486,716
AQR Emerging Defensive Style Fund	1,072,488	—	1,399,258	—
AQR Global Equity Fund	5,145,296	17,630,449	8,844,660	24,653,244
AQR International Equity Fund	15,863,761	8,881,523	25,286,786	37,535,197

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

During the year ended September 30, 2016, the Funds utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG-TERM
AQR International Multi-Style Fund	$—	$109,803
AQR TM Small Cap Multi-Style Fund	1,467	—
AQR TM International Multi-Style Fund	—	2,052
AQR TM Small Cap Momentum Style Fund	—	249

As of September 30, 2016, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$12,795,817	$—
AQR International Multi-Style Fund	11,343,545	—
AQR Emerging Multi-Style Fund	9,431,056	568,190
AQR TM Small Cap Multi-Style Fund	3,041	—
AQR TM International Multi-Style Fund	608,605	17,816
AQR TM Emerging Multi-Style Fund	466,531	120,915
AQR Small Cap Momentum Style Fund	4,410,052	—
AQR International Momentum Style Fund	20,675,380	—
AQR Emerging Momentum Style Fund	1,276,383	73,494
AQR TM Large Cap Momentum Style Fund	1,462,628	—
AQR TM Small Cap Momentum Style Fund	252,974	—
AQR TM International Momentum Style Fund	7,342,005	117,285
AQR International Defensive Style Fund	—	218,107
AQR Emerging Defensive Style Fund	5,429,330	4,775,060

6. Investment Transactions

During the year ended September 30, 2016, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES
AQR Large Cap Multi-Style Fund	$1,328,193,861	$1,036,774,337
AQR Small Cap Multi-Style Fund	1,007,778,270	426,122,723
AQR International Multi-Style Fund	423,385,736	342,970,518
AQR Emerging Multi-Style Fund	242,336,183	195,927,780
AQR TM Large Cap Multi-Style Fund	257,442,268	152,958,865
AQR TM Small Cap Multi-Style Fund	33,266,400	20,294,341
AQR TM International Multi-Style Fund	211,863,707	124,237,688
AQR TM Emerging Multi-Style Fund	614,773,901	375,819,693
AQR Large Cap Momentum Style Fund	743,780,605	897,290,763
AQR Small Cap Momentum Style Fund	279,315,032	384,495,117
AQR International Momentum Style Fund	278,851,688	277,854,572
AQR Emerging Momentum Style Fund	16,427,426	14,360,227
AQR TM Large Cap Momentum Style Fund	76,183,475	66,993,964
AQR TM Small Cap Momentum Style Fund	35,237,742	24,637,975
AQR TM International Momentum Style Fund	84,303,413	71,650,908
AQR Large Cap Defensive Style Fund	604,004,051	40,397,152
AQR International Defensive Style Fund	143,710,866	56,624,789
AQR Emerging Defensive Style Fund	26,659,803	8,962,968
AQR Global Equity Fund	147,051,422	234,592,173
AQR International Equity Fund	381,711,736	324,364,545

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at September 30, 2016:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$503,949	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	363,401	—	—	—	—	—
AQR International Multi-Style Fund	77,590	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	94,599	—	—
AQR TM International Multi-Style Fund	28,956	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	51,706	—	—
AQR Large Cap Momentum Style Fund	119,534	—	—	—	—	—
AQR Small Cap Momentum Style Fund	124,388	—	—	—	—	—
AQR International Momentum Style Fund	30,166	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	21,180	—	—	—	—	—
AQR TM International Momentum Style Fund	22,946	—	—	—	—	—
AQR Large Cap Defensive Style Fund	554,374	—	—	—	—	—
AQR International Defensive Style Fund	13,398	—	—	—	—	—
AQR Emerging Defensive Style Fund	—	—	—	13,420	—	—
AQR Global Equity Fund	148,132	9,626	—	528,424	9,317	—
AQR International Equity Fund	591,373	187,702	—	1,623,207	15,276	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	525,485	—	—	238,115
AQR International Equity Fund	—	—	1,300,717	—	—	783,198

Netting:
AQR Global Equity Fund	(148,132)	(9,317)	(238,115)	(148,132)	(9,317)	(238,115)
AQR International Equity Fund	(591,373)	(15,276)	(783,198)	(591,373)	(15,276)	(783,198)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	503,949	—	—	—	—	—
AQR Small Cap Multi-Style Fund	363,401	—	—	—	—	—
AQR International Multi-Style Fund	77,590	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	94,599	—	—
AQR TM International Multi-Style Fund	28,956	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	51,706	—	—
AQR Large Cap Momentum Style Fund	119,534	—	—	—	—	—
AQR Small Cap Momentum Style Fund	124,388	—	—	—	—	—
AQR International Momentum Style Fund	30,166	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	21,180	—	—	—	—	—
AQR TM International Momentum Style Fund	22,946	—	—	—	—	—
AQR Large Cap Defensive Style Fund	554,374	—	—	—	—	—
AQR International Defensive Style Fund	13,398	—	—	—	—	—
AQR Emerging Defensive Style Fund	—	—	—	13,420	—	—
AQR Global Equity Fund	—	309	287,370	380,292	—	—
AQR International Equity Fund	—	172,426	517,519	1,031,834	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2016:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$8,818,063	$—	$—	$784,521	$—	$—
AQR Small Cap Multi-Style Fund	3,647,556	—	—	363,401	—	—
AQR International Multi-Style Fund	103,916	—	—	77,590	—	—
AQR Emerging Multi-Style Fund	818,028	—	—	(94,599)	—	—
AQR TM International Multi-Style Fund	192,250	—	—	28,956	—	—
AQR TM Emerging Multi-Style Fund	944,829	—	—	(51,706)	—	—
AQR Large Cap Momentum Style Fund	1,227,713	—	—	522,112	—	—
AQR Small Cap Momentum Style Fund	1,108,053	—	—	502,772	—	—
AQR International Momentum Style Fund	380,314	—	—	210,363	—	—
AQR TM Large Cap Momentum Style Fund	173,981	—	—	70,429	—	—
AQR TM International Momentum Style Fund	(123,992)	—	—	22,946	—	—
AQR Large Cap Defensive Style Fund	5,105,340	—	—	753,157	—	—
AQR International Defensive Style Fund	420,342	—	—	13,398	—	—
AQR Emerging Defensive Style Fund	602,116	—	—	(15,448)	—	—
AQR Global Equity Fund	2,107,906	(378,410)	—	314,270	168,322	—
AQR International Equity Fund	1,943,063	457,018	—	1,439,712	(216,773)	—

Foreign Exchange Rate Risk Exposure:
AQR Emerging Multi-Style Fund	—	—	21,056	—	—	—
AQR TM International Multi-Style Fund	—	—	(71,550)	—	—	—
AQR TM Emerging Multi-Style Fund	—	—	(170,293)	—	—	—
AQR International Momentum Style Fund	—	—	(4,890)	—	—	—
AQR Emerging Momentum Style Fund	—	—	(2,743)	—	—	—
AQR TM International Momentum Style Fund	—	—	63,735	—	—	—
AQR International Defensive Style Fund	—	—	208,234	—	—	—
AQR Emerging Defensive Style Fund	—	—	(151)	—	—	—
AQR Global Equity Fund	—	—	6,752,840	—	—	(1,081,657)
AQR International Equity Fund	—	—	28,741,705	—	—	(1,401,567)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2016:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$227,762	$(131,791)	$95,971	$—	$(95,971)	$—
GSIN	Total Return Swap Contracts	9,626	(9,317)	309	—	—	309
JPMC	Forward Foreign Currency Exchange Contracts	297,723	(106,324)	191,399	—	—	191,399
Total financial instruments subject to a master netting arrangement or similar arrangement		535,111	(247,432)	287,679	—	(95,971)	191,708

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

AQR GLOBAL EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$131,791	$(131,791)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	9,317	(9,317)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	106,324	(106,324)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		247,432	(247,432)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $45,400.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,160,000.

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$515,884	$(336,833)	$179,051	$—	$(33,752)	$145,299
GSIN	Total Return Swap Contracts	187,702	(15,276)	172,426	—	—	172,426
JPMC	Forward Foreign Currency Exchange Contracts	784,833	(446,365)	338,468	—	—	338,468
Total financial instruments subject to a master netting arrangement or similar arrangement		1,488,419	(798,474)	689,945	—	(33,752)	656,193

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

AQR INTERNATIONAL EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$336,833	$(336,833)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	15,276	(15,276)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	446,365	(446,365)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		798,474	(798,474)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $8,701,101.

For the year ended September 30, 2016, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$34,070,911	$11,147,430	$12,039,600	$6,566,630	$3,487,995
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	48,284,940	16,227,900	12,288,240	5,976,875	3,584,070
Ending Notional Balance—Short	—	—	—	—	—

	AQR TM EMERGING MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$8,476,063	$19,901,680	$5,991,820	$5,470,203	$2,561,697
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	4,699,375	19,983,700	7,364,970	4,608,090	2,916,540
Ending Notional Balance—Short	—	—	—	—	—

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

Derivatives Volume Disclosure* (continued)

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$1,907,805	$42,530,516	$5,022,435	$1,849,298	$34,769,755	$129,638,177
Average Notional Balance—Short	—	—	—	—	19,309,884	66,783,349
Ending Notional Balance—Long	1,877,370	80,042,820	3,584,070	1,779,375	26,079,167	106,276,317
Ending Notional Balance—Short	—	—	—	—	17,031,268	52,785,913
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	—	—	94,997,582	275,190,915
Average Settlement Value—Sold	—	—	—	—	73,352,516	219,018,241
Ending Value—Purchased	—	—	—	—	50,659,778	172,849,799
Ending Value—Sold	—	—	—	—	38,142,375	135,041,859
Total Return Swaps:
Average Notional Balance—Long	—	—	—	—	5,665,592	4,303,638
Average Notional Balance—Short	—	—	—	—	1,092,635	12,172,560
Ending Notional Balance—Long	—	—	—	—	1,512,140	2,570,076
Ending Notional Balance—Short	—	—	—	—	1,011,993	20,819,765
*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Second Amended and Restated Investment Advisory Agreement, dated November 7, 2014, as amended, (“Investment Advisory Agreement”) and the Investment Management Agreement, dated November 7, 2014, as amended (“Investment Management Agreement”) each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Advisory Agreement collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.40
AQR International Equity Fund	0.45

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2017 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.90	1.15	0.70
AQR International Equity Fund	0.95	1.20	0.85

Prior to April 1, 2016, the Fee Waiver and Expense Reimbursement Agreement for the AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR International Equity Fund	0.95%	1.20%	0.75%

For the year ended September 30, 2016 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$174,397	$10,368	$184,765
AQR Small Cap Multi-Style Fund	318,243	11,572	329,815
AQR International Multi-Style Fund	274,631	1,637	276,268
AQR Emerging Multi-Style Fund	436,820	1,632	438,452
AQR TM Large Cap Multi-Style Fund	137,865	21,148	159,013
AQR TM Small Cap Multi-Style Fund	57,097	93,553	150,650
AQR TM International Multi-Style Fund	207,443	966	208,409
AQR TM Emerging Multi-Style Fund	474,513	809	475,322
AQR Large Cap Momentum Style Fund	139,017	8,622	147,639
AQR Small Cap Momentum Style Fund	184,276	460	184,736
AQR International Momentum Style Fund	255,533	288	255,821
AQR Emerging Momentum Style Fund	51,696	144,650	196,346
AQR TM Large Cap Momentum Style Fund	125,123	392	125,515
AQR TM Small Cap Momentum Style Fund	122,008	14,350	136,358
AQR TM International Momentum Style Fund	177,576	1,036	178,612
AQR Large Cap Defensive Style Fund	141,305	11,664	152,969
AQR International Defensive Style Fund	152,250	41,721	193,971
AQR Emerging Defensive Style Fund	183,739	9,836	193,575
AQR Global Equity Fund	89,444	—	89,444
AQR International Equity Fund	72,812	—	72,812

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the year ended September 30, 2016, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2016 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2017	2018	2019

AQR LARGE CAP MULTI-STYLE FUND
Class I	$76,856	$428,046	$128,928	$222,262	$76,856
Class N	9,139	55,075	19,784	26,152	9,139
Class R6	98,770	267,575	2,087	166,718	98,770

Totals	$184,765	$750,696	$150,799	$415,132	$184,765

AQR SMALL CAP MULTI-STYLE FUND
Class I	$30,910	$222,051	$90,682	$100,459	$30,910
Class N	7,778	70,096	38,319	23,999	7,778
Class R6	291,127	302,329	375	10,827	291,127

Totals	$329,815	$594,476	$129,376	$135,285	$329,815

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$47,320	$247,958	$146,282	$54,356	$47,320
Class N	5,748	34,545	23,372	5,425	5,748
Class R6	223,200	427,597	4,816	199,581	223,200

Totals	$276,268	$710,100	$174,470	$259,362	$276,268

AQR EMERGING MULTI-STYLE FUND
Class I	$117,893	$322,131	$94,893	$109,345	$117,893
Class N	12,126	54,695	21,322	21,247	12,126
Class R6	308,433	470,164	877	160,854	308,433

Totals	$438,452	$846,990	$117,092	$291,446	$438,452

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$33,748	$45,463	$—	$11,715	$33,748
Class N	2,001	3,614	—	1,613	2,001
Class R6	123,264	229,823	—	106,559	123,264

Totals	$159,013	$278,900	$—	$119,887	$159,013

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$101,381	$121,741	$—	$20,360	$101,381
Class N	18,924	23,923	—	4,999	18,924
Class R6	30,345	108,614	—	78,269	30,345

Totals	$150,650	$254,278	$—	$103,628	$150,650

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$32,691	$41,397	$—	$8,706	$32,691
Class N	1,603	3,311	—	1,708	1,603
Class R6	174,115	334,349	—	160,234	174,115

Totals	$208,409	$379,057	$—	$170,648	$208,409

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2017	2018	2019

AQR TM EMERGING MULTI-STYLE FUND
Class I	$20,907	$47,465	$—	$26,558	$20,907
Class N	3,045	18,990	—	15,945	3,045
Class R6	451,370	566,121	—	114,751	451,370

Totals	$475,322	$632,576	$—	$157,254	$475,322

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$128,280	$1,098,023	$502,936	$466,807	$128,280
Class N	9,604	127,469	63,464	54,401	9,604
Class R6	9,755	25,953	20	16,178	9,755

Totals	$147,639	$1,251,445	$566,420	$537,386	$147,639

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$171,192	$439,750	$66,206	$202,352	$171,192
Class N	4,003	16,593	7,160	5,430	4,003
Class R6	9,541	35,756	17	26,198	9,541

Totals	$184,736	$492,099	$73,383	$233,980	$184,736

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$205,356	$579,324	$162,935	$211,033	$205,356
Class N	25,144	102,250	40,491	36,615	25,144
Class R6	25,321	41,931	19	16,591	25,321

Totals	$255,821	$723,505	$203,445	$264,239	$255,821

AQR EMERGING MOMENTUM STYLE FUND
Class I	$158,250	$429,231	$102,927	$168,054	$158,250
Class N	27,182	74,256	19,986	27,088	27,182
Class R6	10,914	14,278	1,172	2,192	10,914

Totals	$196,346	$517,765	$124,085	$197,334	$196,346

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$55,980	$289,818	$101,535	$132,303	$55,980
Class N	143	1,355	1,048	164	143
Class R6	69,392	122,171	53	52,726	69,392

Totals	$125,515	$413,344	$102,636	$185,193	$125,515

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$134,918	$377,438	$109,145	$133,375	$134,918
Class N	710	3,484	1,920	854	710
Class R6	730	1,694	234	730	730

Totals	$136,358	$382,616	$111,299	$134,959	$136,358

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$60,845	$307,053	$123,731	$122,477	$60,845
Class N	286	1,659	1,109	264	286
Class R6	117,481	181,033	75	63,477	117,481

Totals	$178,612	$489,745	$124,915	$186,218	$178,612

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2017	2018	2019

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$93,642	$508,115	$251,857	$162,616	$93,642
Class N	35,909	103,876	44,712	23,255	35,909
Class R6	23,418	23,546	11	117	23,418

Totals	$152,969	$635,537	$296,580	$185,988	$152,969

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$161,919	$467,190	$142,854	$162,417	$161,919
Class N	14,520	28,594	13,041	1,033	14,520
Class R6	17,532	18,068	51	485	17,532

Totals	$193,971	$513,852	$155,946	$163,935	$193,971

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$192,290	$635,721	$193,425	$250,006	$192,290
Class N	607	19,051	16,965	1,479	607
Class R6	678	1,098	49	371	678

Totals	$193,575	$655,870	$210,439	$251,856	$193,575

AQR GLOBAL EQUITY FUND
Class I	$22,196	$26,672	$4,476	$—	$22,196
Class N	1,012	5,248	4,236	—	1,012
Class R6	66,236	85,432	15,779	3,417	66,236

Totals	$89,444	$117,352	$24,491	$3,417	$89,444

AQR INTERNATIONAL EQUITY FUND
Class I	$65,689	$65,689	$—	$—	$65,689
Class N	7,123	7,123	—	—	7,123
Class R6	—	—	—	—	—

Totals	$72,812	$72,812	$—	$—	$72,812

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent, Custodian and Security Lending Agent.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Shareholder Servicing Agreements

Pursuant to a Shareholder Services Agreement, between the Trust and the Adviser, the Adviser provides certain administrative and/or support services to the AQR Global Equity Fund and AQR International Equity Fund and their shareholders. These services include, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Adviser receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.30%	0.30%	0.20%
AQR International Equity Fund*	0.30	0.30	0.30

*	Prior to April 1, 2016, the rate was 0.20% for Class R6.

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the year ended September 30, 2016, were as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	$100,945	$3,984	$189,994
AQR International Equity Fund	1,012,829	110,491	45,388

11. Capital Transactions

Investors may purchase shares of a Fund at its NAV, based on the next calculation of the NAV after the order is placed. Except as noted below, neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge purchase and redemption fees of 0.10% each, regardless of the period such shares may have been held.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Line of Credit

Effective February 29, 2016 and terminating on February 28, 2017, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in net assets are ineligible to draw upon the line of credit. Effective July 22, 2016 the line of credit available was increased to $285,000,000 from $275,000,000. Prior to February 29, 2016, the line of credit available was $225,000,000, subject to substantially similar terms. The Funds did not have any borrowings for the period ended September 30, 2016.

14. Principal Ownership

As of September 30, 2016, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	88.48%
AQR Small Cap Multi-Style Fund	3	92.86%
AQR International Multi-Style Fund	4	94.03%
AQR Emerging Multi-Style Fund	4	94.65%
AQR TM Large Cap Multi-Style Fund	4	95.34%
AQR TM Small Cap Multi-Style Fund*	3	92.01%
AQR TM International Multi-Style Fund	4	95.61%
AQR TM Emerging Multi-Style Fund	3	95.36%
AQR Large Cap Momentum Style Fund	4	91.99%
AQR Small Cap Momentum Style Fund	3	87.75%
AQR International Momentum Style Fund	3	93.13%

AQR Funds	Annual Report	September 2016

Notes to Financial Statements	September 30, 2016

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Emerging Momentum Style Fund*	4	90.64%
AQR TM Large Cap Momentum Style Fund	3	97.58%
AQR TM Small Cap Momentum Style Fund	2	95.89%
AQR TM International Momentum Style Fund	3	99.65%
AQR Large Cap Defensive Style Fund	5	86.22%
AQR International Defensive Style Fund	3	93.88%
AQR Emerging Defensive Style Fund	1	88.04%
AQR Global Equity Fund	4	89.75%
AQR International Equity Fund	6	81.94%

*	The percentage held by the Adviser and/or affiliates is 11.07% and 42.73% respectively.

15. Redemption In-Kind

On April 1, 2016 the AQR International Equity Fund processed an in-kind redemption. The redemption represented 51.2% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $28,738,734 for Class R6 and $319,560,131 for Class Y, respectively. The realized gain (loss) associated with the portion redeemed in-kind was $37,988,383.

On May 9, 2016 the AQR Global Equity Fund processed an in-kind redemption. The redemption represented 42.7% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $89,954,399 for Class Y. The realized gain (loss) associated with the portion redeemed in-kind was $15,005,926.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

AQR Funds	Annual Report	September 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AQR Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (twenty of the portfolios constituting AQR Funds, hereinafter referred to as the “Funds”) at September 30, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

November 21, 2016

AQR Funds	Annual Report	September 2016

Other Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2016, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	66.82%
AQR International Multi-Style Fund	98.47%
AQR Emerging Multi-Style Fund	51.22%
AQR TM Large Cap Multi-Style Fund	83.60%
AQR TM Small Cap Multi-Style Fund	76.09%
AQR TM International Multi-Style Fund	90.05%
AQR TM Emerging Multi-Style Fund	31.01%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	96.40%
AQR International Momentum Style Fund	100.00%
AQR Emerging Momentum Style Fund	66.94%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	81.96%
AQR TM International Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	72.08%
AQR International Defensive Style Fund	100.00%
AQR Emerging Defensive Style Fund	75.59%
AQR Global Equity Fund	100.00%
AQR International Equity Fund	100.00%

For the fiscal year ended September 30, 2016, the following percentages of income dividends paid by the Fund qualify for the dividends received deductions available to corporations:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	68.92%
AQR TM Large Cap Multi-Style Fund	86.67%
AQR TM Small Cap Multi-Style Fund	73.81%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	94.62%
AQR Emerging Momentum Style Fund	0.06%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	81.45%
AQR Large Cap Defensive Style Fund	72.55%
AQR Global Equity Fund	56.41%

The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2016:

FUND	TOTAL
AQR Large Cap Multi-Style Fund	$1,073
AQR Small Cap Multi-Style Fund	$201
AQR TM Large Cap Multi-Style Fund	$290
AQR Large Cap Momentum Style Fund	$71,718,239
AQR Small Cap Momentum Style Fund	$1,581,305
AQR Large Cap Defensive Style Fund	$15,813,125
AQR Global Equity Fund	$17,630,449
AQR International Equity Fund	$8,881,523

AQR Funds	Annual Report	September 2016

Other Federal Tax Information (Unaudited)

Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2016, the foreign source income for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$10,926,504	$0.2953
AQR Emerging Multi-Style Fund	$6,093,480	$0.2056
AQR TM International Multi-Style Fund	$3,336,645	$0.2280
AQR TM Emerging Multi-Style Fund	$6,566,939	$0.2119
AQR International Momentum Style Fund	$8,728,767	$0.3579
AQR Emerging Momentum Style Fund	$187,463	$0.1516
AQR TM International Momentum Style Fund	$2,196,474	$0.2997
AQR International Defensive Style Fund	$2,353,242	$0.2154
AQR Emerging Defensive Style Fund	$1,162,950	$0.2046
AQR International Equity Fund	$16,403,923	$0.3972

Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2016, the foreign taxes paid for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$887,765	$0.0240
AQR Emerging Multi-Style Fund	$597,660	$0.0202
AQR TM International Multi-Style Fund	$282,420	$0.0193
AQR TM Emerging Multi-Style Fund	$651,154	$0.0210
AQR International Momentum Style Fund	$825,389	$0.0338
AQR Emerging Momentum Style Fund	$16,398	$0.0133
AQR TM International Momentum Style Fund	$226,531	$0.0309
AQR International Defensive Style Fund	$187,357	$0.0172
AQR Emerging Defensive Style Fund	$122,335	$0.0215
AQR International Equity Fund	$1,267,951	$0.0307

AQR Funds	Annual Report	September 2016

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/16” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/16

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,031.70	0.47%	$2.39
Hypothetical Return	$1,000.00	$1,022.65	0.47%	$2.38

Class N
Actual Return	$1,000.00	$1,030.30	0.70%	$3.55
Hypothetical Return	$1,000.00	$1,021.50	0.70%	$3.54

Class R6
Actual Return	$1,000.00	$1,031.70	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.25	0.35%	$1.77

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,106.20	0.67%	$3.53
Hypothetical Return	$1,000.00	$1,021.65	0.67%	$3.39

Class N
Actual Return	$1,000.00	$1,104.90	0.92%	$4.84
Hypothetical Return	$1,000.00	$1,020.40	0.92%	$4.65

Class R6
Actual Return	$1,000.00	$1,106.90	0.55%	$2.90
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

AQR Funds	Annual Report	September 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/16

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,022.00	0.60%	$3.03
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

Class N
Actual Return	$1,000.00	$1,021.00	0.86%	$4.35
Hypothetical Return	$1,000.00	$1,020.70	0.86%	$4.34

Class R6
Actual Return	$1,000.00	$1,023.00	0.50%	$2.53
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,096.80	0.80%	$4.19
Hypothetical Return	$1,000.00	$1,021.00	0.80%	$4.04

Class N
Actual Return	$1,000.00	$1,095.70	1.02%	$5.34
Hypothetical Return	$1,000.00	$1,019.90	1.02%	$5.15

Class R6
Actual Return	$1,000.00	$1,099.30	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.75	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,028.80	0.45%	$2.28
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

Class N
Actual Return	$1,000.00	$1,027.80	0.71%	$3.60
Hypothetical Return	$1,000.00	$1,021.45	0.71%	$3.59

Class R6
Actual Return	$1,000.00	$1,029.80	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.25	0.35%	$1.77

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,098.00	0.66%	$3.46
Hypothetical Return	$1,000.00	$1,021.70	0.66%	$3.34

Class N
Actual Return	$1,000.00	$1,096.10	0.91%	$4.77
Hypothetical Return	$1,000.00	$1,020.45	0.91%	$4.60

Class R6
Actual Return	$1,000.00	$1,097.90	0.55%	$2.88
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,026.10	0.61%	$3.09
Hypothetical Return	$1,000.00	$1,021.95	0.61%	$3.08

Class N
Actual Return	$1,000.00	$1,025.00	0.83%	$4.20
Hypothetical Return	$1,000.00	$1,020.85	0.83%	$4.19

Class R6
Actual Return	$1,000.00	$1,026.10	0.50%	$2.53
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR Funds	Annual Report	September 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/16

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,101.00	0.74%	$3.89
Hypothetical Return	$1,000.00	$1,021.30	0.74%	$3.74

Class N
Actual Return	$1,000.00	$1,099.50	0.96%	$5.04
Hypothetical Return	$1,000.00	$1,020.20	0.96%	$4.85

Class R6
Actual Return	$1,000.00	$1,100.80	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.75	0.65%	$3.29

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,052.50	0.40%	$2.05
Hypothetical Return	$1,000.00	$1,023.00	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,051.50	0.64%	$3.28
Hypothetical Return	$1,000.00	$1,021.80	0.64%	$3.23

Class R6
Actual Return	$1,000.00	$1,053.10	0.30%	$1.54
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,120.70	0.60%	$3.18
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

Class N
Actual Return	$1,000.00	$1,119.00	0.87%	$4.61
Hypothetical Return	$1,000.00	$1,020.65	0.87%	$4.39

Class R6
Actual Return	$1,000.00	$1,121.50	0.50%	$2.65
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,040.50	0.55%	$2.81
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

Class N
Actual Return	$1,000.00	$1,039.90	0.79%	$4.03
Hypothetical Return	$1,000.00	$1,021.05	0.79%	$3.99

Class R6
Actual Return	$1,000.00	$1,041.40	0.45%	$2.30
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,076.30	0.64%	$3.32
Hypothetical Return	$1,000.00	$1,021.80	0.64%	$3.23

Class N
Actual Return	$1,000.00	$1,075.00	0.90%	$4.67
Hypothetical Return	$1,000.00	$1,020.50	0.90%	$4.55

Class R6
Actual Return	$1,000.00	$1,076.20	0.60%	$3.11
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

AQR Funds	Annual Report	September 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/16

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,043.70	0.41%	$2.09
Hypothetical Return	$1,000.00	$1,022.95	0.41%	$2.07

Class N
Actual Return	$1,000.00	$1,043.20	0.57%	$2.91
Hypothetical Return	$1,000.00	$1,022.15	0.57%	$2.88

Class R6
Actual Return	$1,000.00	$1,044.40	0.30%	$1.53
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,111.40	0.60%	$3.17
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

Class N
Actual Return	$1,000.00	$1,111.20	0.76%	$4.01
Hypothetical Return	$1,000.00	$1,021.20	0.76%	$3.84

Class R6
Actual Return	$1,000.00	$1,112.20	0.50%	$2.64
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,037.20	0.57%	$2.90
Hypothetical Return	$1,000.00	$1,022.15	0.57%	$2.88

Class N
Actual Return	$1,000.00	$1,036.50	0.72%	$3.67
Hypothetical Return	$1,000.00	$1,021.40	0.72%	$3.64

Class R6
Actual Return	$1,000.00	$1,037.30	0.45%	$2.29
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,036.30	0.40%	$2.04
Hypothetical Return	$1,000.00	$1,023.00	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,035.70	0.66%	$3.36
Hypothetical Return	$1,000.00	$1,021.70	0.66%	$3.34

Class R6
Actual Return	$1,000.00	$1,037.00	0.30%	$1.53
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,057.70	0.54%	$2.78
Hypothetical Return	$1,000.00	$1,022.30	0.54%	$2.73

Class N
Actual Return	$1,000.00	$1,056.20	0.78%	$4.01
Hypothetical Return	$1,000.00	$1,021.10	0.78%	$3.94

Class R6
Actual Return	$1,000.00	$1,057.70	0.45%	$2.31
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Funds	Annual Report	September 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/16

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,046.40	0.68%	$3.48
Hypothetical Return	$1,000.00	$1,021.60	0.68%	$3.44

Class N
Actual Return	$1,000.00	$1,045.30	0.91%	$4.65
Hypothetical Return	$1,000.00	$1,020.45	0.91%	$4.60

Class R6
Actual Return	$1,000.00	$1,046.50	0.60%	$3.07
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,062.80	0.93%	$4.80
Hypothetical Return	$1,000.00	$1,020.35	0.93%	$4.70

Class N
Actual Return	$1,000.00	$1,061.80	1.13%	$5.82
Hypothetical Return	$1,000.00	$1,019.35	1.13%	$5.70

Class R6
Actual Return	$1,000.00	$1,063.70	0.70%	$3.61
Hypothetical Return	$1,000.00	$1,021.50	0.70%	$3.54

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,056.10	0.96%	$4.93
Hypothetical Return	$1,000.00	$1,020.20	0.96%	$4.85

Class N
Actual Return	$1,000.00	$1,055.00	1.17%	$6.01
Hypothetical Return	$1,000.00	$1,019.15	1.17%	$5.91

Class R6
Actual Return	$1,000.00	$1,055.90	0.88%	$4.52
Hypothetical Return	$1,000.00	$1,020.60	0.88%	$4.45

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2016

Trustees and Officers (Unaudited)	September 30, 2016

Listed in the chart below is basic information regarding the Trustees and Officers of the Trust. The address of each Officer and Trustee is Two Greenwich Plaza, 4th Floor, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009 to 2010) (financial services)	46	Janus Capital Group (2008- 2016); ETF Securities (2010- 2013)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (since 2014); Managing Director, Finance Scholars Group (2010 to 2014) (consulting)	46	Nuveen Exchange Traded Commodities Funds (since 2012)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	46	Webster Financial Corporation (since 2014)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) banking)	46	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	46	Biogen Inc. (since 2008); Arch Capital Group (since 2010); BG Medicine (2012- 2015); RiverPark Funds Trust (2010 to 2012)

Mark. A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Adjunct Professor and Executive-in- Residence, Columbia Business School (since 2002)	46	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (since 2014)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	46	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	46	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Managing Director and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel KKR & Co., L.P. (2008-2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007- 2013)	N/A	N/A

AQR Funds	Annual Report	September 2016

Trustees and Officers (Unaudited)	September 30, 2016

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Gregory McNeil, M.S./M.B.A., CPA, 1975	Vice President and Treasurer, since 2015	Vice President, AQR Capital Management, LLC (since 2015); Assistant Treasurer, Franklin Templeton Investments (2010-2015)	N/A	N/A

Bradley Asness, J.D., M.B.A. 1969	Vice President, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel - Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.
(2)	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(3)	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2016

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

a).	As of the end of the period, September 30, 2016, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

b).	Not Applicable.

c).	There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2016 (“Reporting Period”).

d).	Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e).	Not Applicable.

f).	Attached.

Item 3. Audit Committee Financial Expert.

a).	The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2015 and September 30, 2016 were:

	2015	2016
Audit Fees (a)	$647,820	$667,249
Audit Related Fees (b)	$5,500	$24,000
Tax Fees (c)	$241,626	$336,005
All Other Fees (d)	$0	$450
Total:	$894,946	$1,027,704

(a)	Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.
(b)	Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s September 30, 2015 and September 30, 2016 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2015 and September 30, 2016 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement as well as review of the in-kind transaction for the AQR Global Equity Fund and AQR International Equity Fund during the year-ended September 30, 2016.
(c)	Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2015 and September 30, 2016: $414,999 and $900, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Timothy K. Armour, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark Zurack, are members of Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
December 2, 2016

By: /s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
December 2, 2016